UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders for the fiscal year ended July 31, 2007 is filed herewith.

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                                                                   JULY 31, 2007
--------------------------------------------------------------------------------

        HIGHMARK
            The smarter approach to investing.





ANNUAL
-----------------------------------------------------------------
                                                            REPORT

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

                                                               TABLE OF CONTENTS

management's discussion of fund performance
      balanced fund ......................................................     2
      cognitive value fund ...............................................     4
      core equity fund ...................................................     6
      enhanced growth fund ...............................................     8
      international opportunities fund ...................................    10
      large cap growth fund...............................................    12
      large cap value fund ...............................................    14
      small cap advantage fund ...........................................    16
      small cap value fund ...............................................    18
      value momentum fund ................................................    20
      capital growth allocation fund .....................................    22
      diversified equity allocation fund .................................    24
      growth & income allocation fund ....................................    26
      income plus allocation fund ........................................    28
      bond fund ..........................................................    30
      california intermediate tax-free bond fund .........................    32
      national intermediate tax-free bond fund ...........................    34
      short term bond fund ...............................................    36
      california tax-free money market fund ..............................    38
      taxable money market funds .........................................    39

disclosure of fund expenses ..............................................    40

schedules of investments .................................................    43

statements of assets and liabilities .....................................   106

statements of operations .................................................   110

statements of changes in net assets ......................................   114

financial highlights .....................................................   120

notes to financial statements ............................................   130

report of independent registered public accounting firm ..................   147

notice to shareholders ...................................................   148

trustees and officers ....................................................   149

board approval of the existing advisory and sub-advisory agreements ......   151

fund information .........................................................   154

service providers & board of trustees ....................................   160

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[HIGHMARK FUNDS LOGO OMITTED](R)

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co. serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank of California, N.A.

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                              WWW.HIGHMARKFUNDS.COM

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                                TOP TEN HOLDINGS

COMPANY*,+                                                             % OF
                                                                     PORTFOLIO+

GENERAL ELECTRIC                                                        3.9%

EXXON MOBIL                                                             3.3

CITIGROUP                                                               2.4

MICROSOFT                                                               2.2

CISCO SYSTEMS                                                           2.0

BANK OF AMERICA                                                         1.9

JPMORGAN CHASE                                                          1.8

U.S. TREASURY INFLATION INDEX NOTE,
   3.000%, 07/15/12                                                     1.7

AMERICAN INTERNATIONAL GROUP                                            1.7

VERIZON COMMUNICATIONS                                                  1.7

                                  FUND SECTORS

SECTOR+                                                                % OF
                                                                     PORTFOLIO+

FINANCIALS                                                             15.2%

U.S. GOVERNMENT AGENCY OBLIGATIONS                                     14.5

INFORMATION TECHNOLOGY                                                 13.3

CONSUMER DISCRETIONARY                                                  9.1

INDUSTRIALS                                                             8.8

HEALTH CARE                                                             8.7

CONSUMER STAPLES                                                        6.6

ENERGY                                                                  6.0

U.S. TREASURY OBLIGATIONS                                               4.0

REPURCHASE AGREEMENTS                                                   3.4

UTILITIES                                                               2.7

ASSET-BACKED SECURITIES                                                 2.6

TELECOMMUNICATIONS                                                      2.0

MATERIALS                                                               2.0

FOREIGN GOVERNMENTS                                                     1.1

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

BALANCED FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Balanced Fund (the "Fund") produced a total return of 11.47% (Fiduciary Shares). In comparison, for the same period, the unmanaged S&P 500 Composite Index returned 16.13%, the Lehman Brothers U.S. Aggregate Bond Index returned 5.56% and the unmanaged blended index of 60% S&P 500 Composite Index and 40% Lehman Brothers U.S. Aggregate Bond Index returned 11.89%.

      FACTORS AFFECTING PERFORMANCE

      The beginning of the fiscal period was marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. However, the second half of the Fund's reporting period brought concerns about sub-prime lending practices and an Iran-Britain hostage crisis that resulted in a further increase in oil prices.

      The Fund's equity underperformance can largely be attributed to sector weightings. The Fund primarily benefited from stock selection within the energy and materials sectors, as well as sector selection in the information technology sector. Exxon Mobil, one of the Fund's largest holdings, performed well as international growth fueled oil prices. However, solid performance within these sectors was dampened by the consumer discretionary and consumer staples sectors. In the consumer discretionary sector, Starbucks Corp. detracted from performance due to slower sales and higher dairy prices.

      For fixed-income investors, the Fund benefited early in the reporting period from its overweight in mortgage-backed risk relative to treasuries, but the Fund's exposure to interest rate risk was less than that of the overall market. As interest rates declined, this exposure resulted in a slight detraction from performance during the first half of the Fund's reporting period. The Fund benefited from its lower interest rate risk (shorter duration), but its relatively high corporate bond weighting was a negative influence.

      Slower GDP growth at the beginning of the second half of the Fund's reporting period seemed to validate widespread market slowdown concerns. After briefly resuming a healthy pace, sub-prime housing market issues caused a flight to quality among investors, and a steep decline in both corporate bonds and mortgaged-backed securities occurred at the end of the Fund's fiscal period. As a result, the Fund's performance lagged behind its blended benchmark for the reporting period.

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2                                1.800.433.6884

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HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME, WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KENNETH WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX AND 40% THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]


                                                                                                                         Morningstar
            HighMark         HighMark         HighMark        HighMark       60/40 Hybrid     S&P 500   Lehman Brothers    Moderate
         Balanced Fund,   Balanced Fund,  Balanced Fund,   Balanced Fund,  of the following  Composite   U.S. Aggregate   Allocation
        Fiduciary Shares  Class A Shares  Class B Shares+  Class C Shares+   two Indexes:      Index       Bond Index      Category
7/31/97     $10,000          $ 9,450         $10,000          $10,000           $10,000       $10,000        $10,000        $10,000
7/98         10,731           10,123          10,699           10,731            11,481        11,929         10,787         10,978
7/99         11,800           11,099          11,652           11,800            13,029        14,339         11,056         12,067
7/00         12,069           11,324          11,807           11,998            14,075        15,625         11,716         12,872
7/01         11,363           10,628          11,017           11,192            13,520        13,386         13,202         12,760
7/02          9,745            9,090           9,363            9,513            11,911        10,223         14,196         11,222
7/03         10,456            9,740           9,961           10,121            12,998        11,311         14,966         12,146
7/04         11,294           10,486          10,660           10,828            14,284        12,801         15,690         13,245
7/05         12,346           11,437          11,546           11,721            15,766        14,600         16,442         14,849
7/06         12,812           11,839          11,881           12,063            16,373        15,385         16,682         15,581
7/07         14,281           13,158          13,121           13,327            18,319        17,867         17,609         17,496

------------------------------------------------------------------------------------------------------
                                             ANNUALIZED     ANNUALIZED      ANNUALIZED      ANNUALIZED
                                ONE YEAR       3 YEAR         5 YEAR          10 YEAR         SINCE
                                 RETURN        RETURN         RETURN          RETURN        INCEPTION
------------------------------------------------------------------------------------------------------
Fiduciary Shares                 11.47%        8.13%           7.94%           3.63%          7.65%
------------------------------------------------------------------------------------------------------
Class A Shares                   11.14%        7.86%           7.68%           3.37%          7.45%+
------------------------------------------------------------------------------------------------------
Class A Shares with load*         5.01%        5.85%           6.47%           2.78%          7.08%+
------------------------------------------------------------------------------------------------------
Class B Shares                   10.44%        7.17%           6.98%           2.75%+         7.10%+
------------------------------------------------------------------------------------------------------
Class B Shares with load**        5.44%        6.29%           6.68%           2.75%+         7.10%+
------------------------------------------------------------------------------------------------------
Class C Shares                   10.48%        7.17%           6.98%           2.91%+         7.20%+
------------------------------------------------------------------------------------------------------
Class C Shares with load***       9.48%        7.17%           6.98%           2.91%+         7.20%+
------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

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                              WWW.HIGHMARKFUNDS.COM                            3

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                                TOP TEN HOLDINGS

COMPANY*                                                               % OF
                                                                     PORTFOLIO*

EMCOR GROUP                                                             1.1%

CHAPARRAL STEEL                                                         1.1

ACUITY BRANDS                                                           1.0

ISHARES RUSSELL 2000 VALUE INDEX FUND                                   1.0

ISHARES S&P SMALLCAP 600 VALUE INDEX FUND                               0.9

URS                                                                     0.9

COMFORT SYSTEMS USA                                                     0.9

WOODWARD GOVERNOR                                                       0.8

PHILLIPS-VAN HEUSEN                                                     0.8

T-3 ENERGY SERVICES                                                     0.8

                                  FUND SECTORS

SECTOR*                                                                % OF
                                                                     PORTFOLIO*

INDUSTRIALS                                                            20.1%

FINANCIALS                                                             19.3

CONSUMER DISCRETIONARY                                                 14.8

INFORMATION TECHNOLOGY                                                 13.9

MATERIALS                                                               7.8

HEALTH CARE                                                             6.3

ENERGY                                                                  6.2

CONSUMER STAPLES                                                        4.5

UTILITIES                                                               3.8

REGISTERED INVESTMENT COMPANY                                           2.3

REPURCHASE AGREEMENT                                                    0.5

TELECOMMUNICATIONS                                                      0.5

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

COGNITIVE VALUE FUND (UNAUDITED)

      PERFORMANCE

      For the fiscal year ended July 31, 2007, HighMark Cognitive Value Fund (the "Fund") produced a total return of 11.97% (Class M Shares). In comparison, the unmanaged S&P SmallCap 600/Citigroup Value Index returned 12.96% over the same period.

      FACTORS AFFECTING PERFORMANCE

      The Fund employs a unique quantitative behavioral factor model. This model attempts to identify stocks for which investors have overreacted or underreacted to recent news, subsequently causing the stock's price to deviate from the company's underlying fundamental value.

      During the first half of the fiscal year, the Fund underperformed its benchmark, as quantitative factors used by the Fund detracted from performance.

      In the second half of the fiscal year, the Fund outperformed its benchmark. During this period, small-cap value stocks trailed both larger capitalization stocks and growth stocks. This performance followed a multi-year period in which small-caps outperformed other sectors. This market bias away from smaller capitalization stocks negatively affected micro-cap stocks in particular. The Fund is overweighted in micro-cap stocks (stocks under $300 million in market capitalization), which underperformed the broader small-cap universe in the spring of 2007. The net result was minimally negative in the micro-cap space, but was more than offset by the Fund's other quantitative factors during the latter half of the fiscal year. However, overall, the Fund did underperform its benchmark for the full reporting period.

      Generally, the Fund attempts to neutralize sector bets in the small-cap value funds with which it competes. At times, competitor sector weights deviate from the Fund's benchmark weights. During the fiscal year, deviations from the benchmark's weights were counterproductive and, consequently, affected the Fund's performance in relation to the benchmark. Underweights in the utility and information technology sectors added to performance, while an underweight in industrials and an overweight in the consumer discretionary sector detracted from performance.

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4                                1.800.433.6884

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HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
TOM MUDGE
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark              HighMark               HighMark                 HighMark         S&P SmallCap    Morningstar
           Cognitive Value        Cognitive Value         Cognitive Value         Cognitive Value     600/Citigroup   Small Value
        Fund, Class M Shares   Fund, Fiduciary Shares  Fund, Class A Shares+   Fund, Class C Shares+   Value Index      Category
5/30/01        $10,000               $10,000                 $ 9,450                  $10,000           $10,000         $10,000
7/01            10,070                10,057                   9,509                   10,046            10,343          10,567
7/02             9,528                 9,494                   8,954                    9,412             9,428           9,267
7/03            10,412                10,350                   9,738                   10,185            10,879          10,519
7/04            12,358                12,255                  11,502                   11,970            13,201          11,464
7/05            15,317                15,154                  14,186                   14,690            16,614          12,780
7/06            16,551                16,361                  15,280                   15,721            17,763          13,256
7/07            18,534                18,320                  17,041                   17,417            20,066          14,752

-------------------------------------------------------------------------------------
                                           ANNUALIZED     ANNUALIZED      ANNUALIZED
                                ONE YEAR     3 YEAR         5 YEAR          SINCE
                                 RETURN      RETURN         RETURN        INCEPTION
-------------------------------------------------------------------------------------
Fiduciary Shares                 11.97%      14.33%+        14.06%+        10.32%+
-------------------------------------------------------------------------------------
Class A Shares                   11.52%      14.00%+        13.74%+        10.02%+
-------------------------------------------------------------------------------------
Class A Shares with load*         5.37%      11.88%+        12.46%+         9.01%+
-------------------------------------------------------------------------------------
Class C Shares                   10.79%      13.33%+        13.10%+         9.41%+
-------------------------------------------------------------------------------------
Class C Shares with load**        9.80%      13.33%+        13.10%+         9.41%+
-------------------------------------------------------------------------------------
Class M Shares                   11.98%      14.46%         14.23%         10.52%
-------------------------------------------------------------------------------------

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

      On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard Cognitive Value Fund, the predecessor fund to HighMark Cognitive Value Fund, was September 30. The fiscal year end of the successor HighMark Fund is July
      31. Fiduciary Shares commenced operations on July 3, 2006. Class A and Class C Shares commenced operations on April 3, 2006. Fiduciary, Class A and Class C returns, from commencement of operations through July 31, 2007, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2007, can be found in the financial highlights section of this report.

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                        TOP TEN HOLDINGS

                                                                       % OF
COMPANY*                                                             PORTFOLIO*

CHEVRON                                                                 3.4%

PFIZER                                                                  3.3

VERIZON COMMUNICATIONS                                                  3.1

PARKER HANNIFIN                                                         3.0

NORTHROP GRUMMAN                                                        2.8

EMC                                                                     2.6

GOLDMAN SACHS GROUP                                                     2.4

CONOCOPHILLIPS                                                          2.4

APPLIED MATERIALS                                                       2.3

MORGAN STANLEY                                                          2.3

                        FUND SECTORS

                                                                       % OF
SECTOR*                                                              PORTFOLIO*

FINANCIALS                                                             19.0%

INFORMATION TECHNOLOGY                                                 18.2

INDUSTRIALS                                                            12.5

HEALTH CARE                                                            10.8

CONSUMER DISCRETIONARY                                                  9.7

ENERGY                                                                  9.7

CONSUMER STAPLES                                                        9.0

MATERIALS                                                               4.6

TELECOMMUNICATIONS                                                      3.5

UTILITIES                                                               2.5

REPURCHASE AGREEMENT                                                    0.5

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

CORE EQUITY FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Core Equity Fund (the "Fund") produced a total return of 14.61% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 16.13% over the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. The economy slowed during the second half of the Fund's fiscal period, due mainly to credit and mortgage concerns, but remained healthy overall.

      The Fund performed well during the fiscal year, with the exception of the month of July. In response to the widely reported liquidity crisis, hedge fund managers began liquidating assets to meet margin calls and investor redemptions. This activity caused stocks to move in a direction opposite from what would normally be expected for value-tilted disciplines as quantitative equity managers in particular suffered across the board. As a result of these particular exposures, the Fund's performance was adversely impacted, and the Fund underperformed its benchmark, the unmanaged S&P 500 Composite Index.

      Even though the Fund is relatively sector neutral, certain minor industry sector investments paid off, including an overweight in semiconductors and the semi-equipment industry, as well as an underweight in the commercial banking industry. Industry sector investments that hurt performance included an overweight in diversified financial services and an underweight in communications equipment.

      CIGNA, EMC and International Business Machines contributed positively to results, while Allstate and Lexmark International detracted from the Fund's overall performance.

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6                                1.800.433.6884

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[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark Core       HighMark Core      HighMark Core     HighMark Core        S&P 500      Morningstar
                  Equity Fund,        Equity Fund,       Equity Fund,      Equity Fund,       Composite     Large Blend
               Fiduciary Shares     Class A Shares+    Class B Shares+   Class C Shares+        Index         Category
5/31/00            $10,000              $9,450             $10,000           $10,000           $10,000         $10,000
7/00                 9,768               9,231               9,758             9,768            10,087          10,125
7/01                 8,312               7,829               8,230             8,312             8,642           8,879
7/02                 6,296               5,914               6,178             6,296             6,600           6,877
7/03                 6,872               6,441               6,685             6,872             7,302           7,495
7/04                 7,546               7,051               7,260             7,503             8,264           8,356
7/05                 8,411               7,849               8,030             8,298             9,425           9,570
7/06                 9,213               8,567               8,723             9,003             9,932          10,045
7/07                10,559               9,787               9,906            10,227            11,535          11,633

--------------------------------------------------------------------------------
                                          ANNUALIZED   ANNUALIZED    ANNUALIZED
                              ONE YEAR      3 YEAR       5 YEAR        SINCE
                               RETURN       RETURN       RETURN      INCEPTION
--------------------------------------------------------------------------------
Fiduciary Shares               14.61%       11.85%      10.89%         0.76%
--------------------------------------------------------------------------------
Class A Shares                 14.24%       11.55%      10.60%         0.49%+
--------------------------------------------------------------------------------
Class A Shares with load*       7.96%        9.45%       9.36%        -0.30%+
--------------------------------------------------------------------------------
Class B Shares                 13.57%       10.92%       9.90%        -0.13%+
--------------------------------------------------------------------------------
Class B Shares with load**      8.57%       10.10%       9.63%        -0.13%+
--------------------------------------------------------------------------------
Class C Shares                 13.59%       10.87%      10.19%+        0.31%+
--------------------------------------------------------------------------------
Class C Shares with load***    12.59%       10.87%      10.19%+        0.31%+
--------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from May 31, 2000 with the performance of Class A and Class B Shares on June 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                            7

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

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                                TOP TEN HOLDINGS

COMPANY*                                                               % OF
                                                                     PORTFOLIO*

APPLE                                                                   4.1%

GOOGLE, CL A                                                            4.0

CISCO SYSTEMS                                                           3.3

HEWLETT-PACKARD                                                         3.0

MICROSOFT                                                               2.7

POWERSHARES QQQ                                                         2.0

EMC                                                                     2.0

QUALCOMM                                                                1.9

INTERNATIONAL BUSINESS MACHINES                                         1.9

RESEARCH IN MOTION                                                      1.9

                                  FUND SECTORS

SECTOR*                                                                % OF
                                                                     PORTFOLIO*

INFORMATION TECHNOLOGY                                                 81.6%

HEALTH CARE                                                            10.0

REGISTERED INVESTMENT COMPANY                                           2.4

TELECOMMUNICATIONS                                                      2.2

CONSUMER DISCRETIONARY                                                  2.1

REPURCHASE AGREEMENT                                                    1.0

INDUSTRIALS                                                             0.7

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ENHANCED GROWTH FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Enhanced Growth Fund (the "Fund") produced a total return of 26.89% (Class M Shares). In comparison, the unmanaged NASDAQ 100 Index returned 28.61% for the same period.

      FACTORS AFFECTING PERFORMANCE

      During the first half of the Fund's fiscal year, three large industry groups in which the Fund has holdings posted mediocre returns. These groups were the semiconductors, communication equipment and systems software industries. Outside of the technology area, the most notable laggard was the health care sector, which produced a very small gain. The Fund's overweighting in this sector, in relation to its competitive benchmark, detracted from relative performance at the end of 2006.

      However, during the second half of the Fund's reporting period, the large-cap growth area of the market had a strong showing, specifically as it pertained to information technology stocks.

      In a reversal from the first half of the fiscal year, the Fund's holdings in the semiconductor, communications equipment and computer storage sub-sectors of the market contributed positively to total return in the second half. In the semiconductor sector, Nvidia was one of the strongest performing stocks of the fiscal year. Furthermore, Research In Motion, Juniper Networks and F5 Networks all performed well in the communications equipment sector, and EMC was a solid performer in the computer storage sector.

      The Fund's holdings in the application software sector, as well as in the Internet software and services sector, detracted from its total return. In the application software sector, Intuit and Amdocs did not perform to expectations, and Yahoo and Akamai Technologies underperformed in the Internet software and services sector.

--------------------------------------------------------------------------------

8                                1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX AND THE MORNINGSTAR SPECIALTY - TECHNOLOGY CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Enhanced Growth    HighMark Enhanced Growth   HighMark Enhanced Growth       NASDAQ     Morningstar Specialty -
             Fund, Class M Shares        Fund, Class A Shares+      Fund, Class C Shares+      100 Index      Technology Category
5/30/01            $10,000                     $9,450                     $10,000               $10,000             $10,000
7/01                 9,320                      8,799                       9,303                 9,465               8,836
7/02                 5,490                      5,158                       5,426                 5,413               6,185
7/03                 7,180                      6,711                       7,025                 7,196               7,020
7/04                 7,840                      7,292                       7,595                 7,910               7,651
7/05                 8,886                      8,223                       8,522                 9,100               8,530
7/06                 8,139                      7,488                       7,745                 8,595               8,297
7/07                10,328                      9,461                       9,725                11,054              10,575

--------------------------------------------------------------------------------
                                          ANNUALIZED   ANNUALIZED    ANNUALIZED
                              ONE YEAR      3 YEAR       5 YEAR        SINCE
                               RETURN       RETURN       RETURN      INCEPTION
--------------------------------------------------------------------------------
Class A Shares                 26.34%       9.05%+       12.91%+       0.01%+
--------------------------------------------------------------------------------
Class A Shares with load*      19.37%       7.01%+       11.62%+      -0.91%+
--------------------------------------------------------------------------------
Class C Shares                 25.56%       8.60%+       12.36%+      -0.46%+
--------------------------------------------------------------------------------
Class C Shares with load**     24.56%       8.60%+       12.36%+      -0.46%+
--------------------------------------------------------------------------------
Class M Shares                 26.89%       9.62%        13.47%        0.52%+
--------------------------------------------------------------------------------

  + The performance presented links the performance of Class M Shares from May 30, 2001 with the performance of Class A and Class C Shares on April 3, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

      On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Enhanced Growth Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard Enhanced Growth Fund, the predecessor fund to HighMark Enhanced Growth Fund, was September 30. The fiscal year end of the successor HighMark Fund is July
      31. Class A and Class C Shares commenced operations on April 3, 2006. Class A and Class C returns, from commencement of operations through July 31, 2007, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2007, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------

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

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                                TOP TEN HOLDINGS

COMPANY*,+                                                              % OF
                                                                     PORTFOLIO+

TOTAL                                                                   1.0%

ROYAL DUTCH SHELL, CL A                                                 0.9

NOKIA ADR                                                               0.8

NOVARTIS                                                                0.8

NESTLE                                                                  0.8

UBS                                                                     0.7

ROCHE HOLDING                                                           0.7

ING GROEP                                                               0.7

E.ON                                                                    0.7

THYSSENKRUPP                                                            0.7

                                  FUND SECTORS

SECTOR+                                                                 % OF
                                                                     PORTFOLIO+

FINANCIALS                                                             25.8%

INDUSTRIALS                                                            15.7

MATERIALS                                                              12.2

CONSUMER DISCRETIONARY                                                 11.9

ENERGY                                                                  9.1

CONSUMER STAPLES                                                        5.0

HEALTH CARE                                                             5.0

INFORMATION TECHNOLOGY                                                  4.7

TELECOMMUNICATIONS                                                      4.2

UTILITIES                                                               3.3

REPURCHASE AGREEMENT                                                    1.6

REGISTERED INVESTMENT COMPANY                                           1.5

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark International Opportunities Fund (the "Fund") produced a total return of 29.48% (Class M Shares). In comparison, the unmanaged MSCI All-Country World ex-US Index (Net) returned 27.95% over the same period.

      FACTORS AFFECTING PERFORMANCE

      News headlines at the beginning of the Fund's fiscal year were not encouraging. August 2006 saw a marked increase in geopolitical tensions due to a nuclear missile test initiated by North Korea, Iran's refusal to back down from its own nuclear projects and fighting between Israel and Hezbollah. Oil prices climbed a volatile path and reached $78 per barrel amid the political unrest. However, an improvement in supply, a relatively mild hurricane season and easing geopolitical tensions helped oil prices to end the third quarter of 2006 at less than $63 per barrel. Additionally, the international markets staged an impressive fourth quarter rally, capping off the fourth consecutive strong year for developed and emerging markets.

      The first quarter of 2007 saw global equity investors faced with a brief but dramatic episode of market turbulence in China, prompting a general reassessment of risk appetite. Later in the year, stock prices increased, and the global rally continued. Underlying this entire period was the increase in perceived risks due to the sub-prime housing market in the U.S. Even with the dramatic growth of overseas markets, U.S. demand for foreign products continued to play a crucial role in global growth.

      The Fund outperformed its benchmark, the MSCI All-Country World ex-U.S. Index, for the fiscal year. The Fund's success in country selection came mainly from emerging markets. Turkey and Brazil consistently ranked at the top of the Fund's models during much of the period and were joined by Thailand and India by the end of the reporting period. Very few country allocation decisions detracted from results - one of which was underweighting technology-rich Taiwan. Security selection within markets also played a role in the Fund's success for the period. This factor was most apparent in the developed markets of Germany, France and Japan.

--------------------------------------------------------------------------------

10                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
PETER HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL-COUNTRY WORLD EX-US INDEX AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  HighMark              HighMark              HighMark            HighMark             MCSI       Morningstar
               International         International         International        International      All-Country      Foreign
            Opportunities Fund,   Opportunities Fund,   Opportunities Fund,  Opportunities Fund,      World          Large
              Class M Shares       Fiduciary Shares+      Class A Shares+      Class C Shares+     ex-US Index   Blend Category
7/31/97           $10,000               $10,000               $ 9,450              $10,000           $10,000        $10,000
7/98               11,158                11,138                10,501               11,057             9,955          9,880
7/99               11,372                11,333                10,657               11,165            11,047         10,890
7/00               12,516                12,450                11,680               12,175            12,213         11,957
7/01                9,481                 9,414                 8,812                9,138             9,429          9,142
7/02                8,096                 8,024                 7,492                7,731             7,969          7,658
7/03                8,953                 8,859                 8,250                8,470             8,648          8,253
7/04               11,100                10,964                10,184               10,406            10,797         10,241
7/05               14,068                13,870                12,854               13,066            13,430         12,662
7/06               18,003                17,750                16,401               16,560            16,735         15,596
7/07               23,311                22,950                21,158               21,204            21,412         19,276

--------------------------------------------------------------------------------------------
                                          ANNUALIZED   ANNUALIZED    ANNUALIZED   ANNUALIZED
                              ONE YEAR      3 YEAR       5 YEAR       10 YEAR       SINCE
                               RETURN       RETURN       RETURN        RETURN     INCEPTION
--------------------------------------------------------------------------------------------
Fiduciary Shares               29.30%       27.90%+      23.37%+       8.66%+       9.26%+
--------------------------------------------------------------------------------------------
Class A Shares                 29.00%       27.59%+      23.10%+       8.39%+       8.99%+
--------------------------------------------------------------------------------------------
Class A Shares with load*      21.84%       25.24%+      21.72%+       7.77%+       8.77%+
--------------------------------------------------------------------------------------------
Class C Shares                 28.04%       26.74%+      22.36%+       7.80%+       8.43%+
--------------------------------------------------------------------------------------------
Class C Shares with load**     27.04%       26.74%+      22.36%+       7.80%+       8.43%+
--------------------------------------------------------------------------------------------
Class M Shares                 29.48%       28.06%       23.55%        8.83%        9.44%
--------------------------------------------------------------------------------------------

  + The performance presented links the performance of Class M Shares from September 4, 1979 with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

      On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard International Equity Fund (see Note 9 in notes to financial statements). The fiscal year end of Bailard International Equity Fund, the predecessor fund to HighMark International Opportunities Fund, was September 30. The fiscal year end of the successor HighMark Fund is July 31. Fiduciary Shares commenced operations on April 4, 2006. Class A and Class C Shares commenced operations on April 3, 2006. Fiduciary, Class A and Class C returns, from commencement of operations through July 31, 2007, can be found in the financial highlights section of this report. The return for Class M Shares, from September 30, 2005 through July 31, 2007, can be found in the financial highlights section of this report.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           11

--------------------------------------------------------------------------------

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                                TOP TEN HOLDINGS

COMPANY*                                                                % OF
                                                                      PORTFOLIO*

EXXON MOBIL                                                              4.8%

CISCO SYSTEMS                                                            4.7

PROCTER & GAMBLE                                                         4.0

GENERAL ELECTRIC                                                         4.0

MICROSOFT                                                                3.5

AMERICAN INTERNATIONAL GROUP                                             3.3

PEPSICO                                                                  2.5

GOOGLE, CL A                                                             2.2

INTEL                                                                    2.2

GILEAD SCIENCES                                                          1.9

                                  FUND SECTORS

                                                                        % OF
SECTOR*                                                               PORTFOLIO*

INFORMATION TECHNOLOGY                                                  23.2%

CONSUMER STAPLES                                                        13.9

HEALTH CARE                                                             13.2

CONSUMER DISCRETIONARY                                                  12.0

ENERGY                                                                  11.5

INDUSTRIALS                                                             10.4

FINANCIALS                                                               9.0

MATERIALS                                                                2.9

UTILITIES                                                                2.0

REPURCHASE AGREEMENT                                                     1.1

TELECOMMUNICATIONS                                                       0.8

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP GROWTH FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 14.50% (Fiduciary Shares). In comparison, the unmanaged S&P 500/Citigroup Growth Index returned 16.46% over the same period.

      FACTORS AFFECTING PERFORMANCE

      During the fiscal year, the U.S. economy remained strong in the face of a weak housing market and the ongoing war in Iraq. Along with healthy productivity and relatively low inflation, job growth remained steady and capital spending continued. For the first time in six years, the growth sector of the market outperformed the value sector.

      On December 29, 2006, the Fund brought on a new portfolio management team led by Kenneth Wemer and George Rokas of HighMark Capital Management, Inc.

      Despite the strong market environment, the Fund underperformed its benchmark. Relative underperformance can largely be attributed to sector weightings. The Fund primarily benefited from stock selection within the energy and materials sectors, as well as sector selection in the information technology sector. Exxon Mobil outperformed as international growth fueled oil prices, as did oil services company Schlumberger, as high oil and gas prices drove continued exploration and drilling activities within the industry. Lastly, the Fund's modest overweighting in the technology sector contributed positively to performance, with strong showings from Cisco Systems and Google. Intel also excelled due to improved personal computer demand and market share gains in its chips.

      However, solid performance within these sectors was overshadowed by the negative performance of consumer discretionary and consumer staples sectors. In the consumer discretionary sector, Macy's experienced higher operating expenses and slower consumer spending, primarily due to the housing slowdown and higher oil prices. Starbucks also detracted from performance due to slower sales and higher dairy prices.

--------------------------------------------------------------------------------

12                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX, THE S&P 500/ CITIGROUP GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Large     HighMark Large      HighMark Large     HighMark Large    Russell 1000     S&P 500/      Morningstar
          Cap Growth Fund,   Cap Growth Fund,    Cap Growth Fund,   Cap Growth Fund,      Growth       Citigroup      Large Growth
          Fiduciary Shares    Class A Shares     Class B Shares+    Class C Shares+        Index      Growth Index      Category
7/31/97       $10,000            $ 9,450             $10,000            $10,000           $10,000        $10,000        $10,000
7/98           12,259             11,554              12,206             12,259            11,992         12,264         11,826
7/99           14,372             13,508              14,191             14,372            14,875         15,420         14,728
7/00           15,972             14,977              15,635             15,886            18,501         18,954         18,722
7/01            8,671              8,113               8,407              8,551            12,015         13,527         13,203
7/02            6,523              6,097               6,275              6,375             8,561          9,449          9,443
7/03            7,248              6,738               6,899              7,019             9,557         10,603         10,507
7/04            7,498              6,964               7,080              7,203            10,370         11,584         11,227
7/05            8,635              7,999               8,075              8,214            11,724         12,717         12,894
7/06            8,814              8,144               8,176              8,316            11,635         12,640         12,849
7/07           10,092              9,295               9,282              9,429            13,900         14,720         15,164


--------------------------------------------------------------------------------------------
                                          ANNUALIZED   ANNUALIZED    ANNUALIZED   ANNUALIZED
                              ONE YEAR      3 YEAR       5 YEAR       10 YEAR      SINCE
                               RETURN       RETURN       RETURN        RETURN     INCEPTION
--------------------------------------------------------------------------------------------
Fiduciary Shares               14.50%       10.41%       9.12%          0.09%       5.48%
--------------------------------------------------------------------------------------------
Class A Shares                 14.14%       10.10%       8.80%         -0.17%       5.29%+
--------------------------------------------------------------------------------------------
Class A Shares with load*       7.89%        8.05%       7.56%         -0.73%       4.86%+
--------------------------------------------------------------------------------------------
Class B Shares                 13.53%        9.45%       8.14%         -0.74%+      4.84%+
--------------------------------------------------------------------------------------------
Class B Shares with load**      8.53%        8.61%       7.85%         -0.74%+      4.84%+
--------------------------------------------------------------------------------------------
Class C Shares                 13.39%        9.40%       8.14%         -0.58%+      4.96%+
--------------------------------------------------------------------------------------------
Class C Shares with load***    12.39%        9.40%       8.14%         -0.58%+      4.96%+
--------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           13

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

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[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

                                                                        % OF
COMPANY*,+                                                           PORTFOLIO+

EXXON MOBIL                                                              5.3%

CITIGROUP                                                                3.5

CHEVRON                                                                  3.1

JPMORGAN CHASE                                                           3.0

PFIZER                                                                   2.9

VERIZON COMMUNICATIONS                                                   2.3

AT&T                                                                     2.3

WELLS FARGO                                                              2.3

CONOCOPHILLIPS                                                           1.9

SPRINT NEXTEL                                                            1.8

                                  FUND SECTORS

                                                                        % OF
SECTOR+                                                              PORTFOLIO+

FINANCIALS                                                              31.2%

ENERGY                                                                  14.3

INDUSTRIALS                                                              9.7

CONSUMER DISCRETIONARY                                                   8.2

HEALTH CARE                                                              7.5

TELECOMMUNICATIONS                                                       6.7

CONSUMER STAPLES                                                         6.6

UTILITIES                                                                5.2

MATERIALS                                                                4.1

INFORMATION TECHNOLOGY                                                   3.8

REPURCHASE AGREEMENT                                                     2.7

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

LARGE CAP VALUE FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Large Cap Value Fund (the "Fund") produced a total return of 12.40% (Fiduciary Shares). In comparison, the unmanaged Russell 1000 Value Index returned 13.47% over the same period.

      FACTORS AFFECTING PERFORMANCE

      During the past fiscal year, mid- and large-cap stocks generally outperformed small-cap stocks, and the growth sector outperformed the value sector. The materials sector (especially metals and mining, as well as chemical companies) and the technology sector (with major support coming from computer hardware companies) dominated the broad market. Stocks in the financial sector underperformed the broad market, especially those with direct or derivative exposure to mortgages, which had the worst showing, followed by real estate stocks.

      The Fund is disciplined and maintains a broadly diversified portfolio of large-cap stocks. Using a bottom-up style of stock selection, it evaluates companies relative to their industry peers by measuring three broad categories: value, management and momentum. Value is defined by somewhat traditional ratios, comparing price to fundamental value. Management indicates that the Fund looked for evidence that a company's executive team emphasized earning power. Momentum helped the Fund determine when stocks would begin rising toward full valuation. As the Fund searched for opportunities, it kept a sharp eye on minimizing transaction costs, which helped to maximize profits in its stock-selection effort.

      The Fund's tilt toward value companies in a market that favored growth companies made it difficult to outperform its benchmark. Attention to momentum had a minimal impact. However, companies with evidence of positive management performance provided a dependable source of return. The Fund's stock-picking effort was most successful in the materials sector, with Alcan, Southern Copper and Steel Dynamics among the top performers. However, the financial sector did not meet expectations, with lagging positions in Countrywide Financial, PMI Group and Washington Mutual, among others.

--------------------------------------------------------------------------------

14                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TED ARONSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEVIN JOHNSON
ARONSON+JOHNSON+ORTIZ, LP

[PHOTO OMITTED]

PORTFOLIO MANAGER
MARTHA ORTIZ
ARONSON+JOHNSON+ORTIZ, LP

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP VALUE FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                  HighMark               HighMark               HighMark               HighMark                        Morningstar
              Large Cap Value        Large Cap Value         Large Cap Value       Large Cap Value     Russell 1000       Large
          Fund, Fiduciary Shares  Fund, Class A Shares   Fund, Class B Shares+  Fund, Class C Shares+   Value Index   Value Category
7/31/97         $10,000                 $ 9,450                 $10,000              $10,000              $10,000        $10,000
7/98             11,079                  10,442                  11,031               11,079               11,771         10,970
7/99             12,656                  11,898                  12,493               12,656               13,535         12,319
7/00             11,432                  10,725                  11,181               11,374               12,859         11,939
7/01             11,100                  10,379                  10,752               10,935               13,983         13,153
7/02              8,402                   7,831                   8,067                8,204               11,572         10,656
7/03              9,012                   8,389                   8,584                8,726               12,816         11,561
7/04             10,843                  10,065                  10,232               10,401               15,082         13,329
7/05             13,158                  12,191                  12,301               12,514               17,952         15,435
7/06             14,582                  13,473                  13,508               13,748               20,032         16,702
7/07             16,390                  15,102                  15,048               15,309               22,733         19,090

---------------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED       ANNUALIZED        ANNUALIZED       ANNUALIZED
                                     ONE YEAR          3 YEAR           5 YEAR            10 YEAR          SINCE
                                      RETURN           RETURN           RETURN            RETURN         INCEPTION
---------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                      12.40%           14.76%           14.30%              5.06%          11.36%
---------------------------------------------------------------------------------------------------------------------
Class A Shares                        12.09%           14.48%           14.03%              4.80%          11.24%+
---------------------------------------------------------------------------------------------------------------------
Class A Shares with load*              5.90%           12.33%           12.75%              4.21%          10.97%+
---------------------------------------------------------------------------------------------------------------------
Class B Shares                        11.40%           13.72%           13.28%              4.17%+         10.95%+
---------------------------------------------------------------------------------------------------------------------
Class B Shares with load**             6.40%           12.94%           13.04%              4.17%+         10.95%+
---------------------------------------------------------------------------------------------------------------------
Class C Shares                        11.36%           13.75%           13.29%              4.35%+         11.03%+
---------------------------------------------------------------------------------------------------------------------
Class C Shares with load***           10.36%           13.75%           13.29%              4.35%+         11.03%+
---------------------------------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           15

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

                                                                        % OF
COMPANY*,+                                                           PORTFOLIO+

BLACK BOX                                                                1.7%

CIBER                                                                    1.5

ASPEN INSURANCE HOLDINGS                                                 1.5

REGIS                                                                    1.5

CMGI                                                                     1.4

KINDRED HEALTHCARE                                                       1.4

GRAFTECH INTERNATIONAL                                                   1.4

BRIGHAM EXPLORATION                                                      1.4

STERIS                                                                   1.3

ANIXTER INTERNATIONAL                                                    1.3

                                  FUND SECTORS

                                                                        % OF
SECTOR+                                                              PORTFOLIO+

INFORMATION TECHNOLOGY                                                  20.1%

FINANCIALS                                                              16.3

CONSUMER DISCRETIONARY                                                  15.0

INDUSTRIALS                                                             15.0

HEALTH CARE                                                             11.8

ENERGY                                                                   5.1

MATERIALS                                                                4.9

REPURCHASE AGREEMENT                                                     4.0

CONSUMER STAPLES                                                         3.0

TELECOMMUNICATIONS                                                       2.6

UTILITIES                                                                2.2

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP ADVANTAGE FUND (UNAUDITED)

      PERFORMANCE

      In the five months since its inception on March 1, 2007, HighMark Small Cap Advantage Fund (the "Fund") produced a total return of -5.85% (Fiduciary Shares) as of July 31, 2007. In comparison, the unmanaged Russell 2000 Index returned -1.41% over the same period.

      FACTORS AFFECTING PERFORMANCE

      A number of unusual market events occurred over the course of the Fund's reporting period. First, HighMark's small cap quantitative strategy favored undervalued stocks, and the Russell 2000 Growth Index outperformed the Russell 2000 Value Index by approximately 7.6% during the period. These events made it difficult for funds that employ a value-based investment process. Second, the Fund's quantitative strategy was negatively impacted by increasing credit concerns that triggered a liquidity squeeze on mortgage debt (sub-prime and Alt-A) exposure, especially during the month of July. With credit increasingly difficult to maintain, many hedge funds began to unwind leveraged positions that were more liquid, and higher quality long-short quantitative equity strategies using quantitative models were liquidated in order to meet margin calls and redemptions. This liquidation caused stocks to move in precisely the opposite direction from what can normally be expected. These unusual macroeconomic events negatively impacted Fund performance.

      Even though the Fund maintains relative sector neutrality, certain minor industry sector investments paid off, including the overweight in the health care equipment and supply industry and the underweight in the construction and engineering industry. The industry sector investments that hurt performance included the overweight in the airline industry and the underweight in real estate investment trusts.

      GrafTech International, one of the Fund's largest holdings, contributed to the Fund's performance, as did Western Energy, which was acquired by one of its competitors. However, the Fund was not immune to recent weakness in the banking sector, as W Holding was forced to write-off a large commercial loan, detracting from the Fund's performance.

--------------------------------------------------------------------------------

16                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP ADVANTAGE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP ADVANTAGE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL
APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
RICHARD ROCKE
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP ADVANTAGE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

          HighMark Small         HighMark Small        HighMark Small                       Morningstar
        Cap Advantage Fund,   Cap Advantage Fund,   Cap Advantage Fund,   Russell 2000      Small Blend
         Fiduciary Shares       Class A Shares        Class C Shares          Index          Category
3/1/07       $10,000                $9,450                $10,000            $10,000         $10,000
7/07           9,415                 8,892                  9,400              9,861          10,039

-------------------------------------------------------------------------------
                                                                     CUMULATIVE
                                                                       SINCE
                                                                     INCEPTION+
-------------------------------------------------------------------------------
Fiduciary Shares                                                        -5.85%
-------------------------------------------------------------------------------
Class A Shares                                                          -5.90%
-------------------------------------------------------------------------------
Class A Shares with load*                                              -11.06%
-------------------------------------------------------------------------------
Class C Shares                                                          -6.00%
-------------------------------------------------------------------------------
Class C Shares with load**                                              -6.94%
-------------------------------------------------------------------------------

 +    Commenced operations on March 1, 2007.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           17

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

                                                                        % OF
COMPANY*,+                                                           PORTFOLIO+

OHIO CASUALTY                                                            1.9%

SKYWORKS SOLUTIONS                                                       1.7

GREY WOLF                                                                1.6

ARVINMERITOR                                                             1.3

AO SMITH                                                                 1.3

TECHNITROL                                                               1.3

ZENITH NATIONAL INSURANCE                                                1.3

WEBSTER FINANCIAL                                                        1.2

OIL STATES INTERNATIONAL                                                 1.2

FIRSTMERIT                                                               1.2

                                  FUND SECTORS

                                                                        % OF
SECTOR+                                                              PORTFOLIO+

FINANCIALS                                                              27.7%

CONSUMER DISCRETIONARY                                                  17.2

INDUSTRIALS                                                             17.0

INFORMATION TECHNOLOGY                                                  14.0

MATERIALS                                                                7.3

ENERGY                                                                   5.4

CONSUMER STAPLES                                                         2.8

UTILITIES                                                                2.8

HEALTH CARE                                                              2.6

REPURCHASE AGREEMENT                                                     2.4

TELECOMMUNICATIONS                                                       0.8

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SMALL CAP VALUE FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Small Cap Value Fund (the "Fund") produced a total return of 6.83% (Fiduciary Shares). In comparison, the unmanaged Russell 2000 Value Index returned 7.67% for the same period.

      FACTORS AFFECTING PERFORMANCE

      Equity markets performed exceedingly well during the first half of the Fund's fiscal year. Large-cap shares briefly returned to prominence after six years of small-cap dominance. However, small-cap stocks surged in the fourth quarter to finish 2006 up more than 18%, beating the S&P 500 Composite Index of large-cap stocks by 2.2%. Small-cap value stocks performed even better, and the Russell 2000 Value Index rose 23.5% in 2006
      - the best performing segment of the U.S. stock market.

      In the first quarter of 2007, stock markets posted modest gains despite the emergence of problems with sub-prime lending in the housing sector. Within the small-cap segment, value stocks underperformed growth stocks by about 1%. Stocks posted solid gains in the second quarter of 2007, with the Russell 2000 Index of small-cap stocks rising 4.4%.

      The Fund underperformed its benchmark, the Russell 2000 Value Index, for the reporting period, as the Fund's value-investing style fell from favor for much of the latter half of the fiscal year. The market's rotation from value to growth, especially in telecom and consumer staples, was partially offset by positive sector selection in other areas, such as an overweight in the materials sector relative to the benchmark.

      The financials sector was one of the poorest performing sectors of the market during the fiscal year, due mainly to sub-prime lending problems. However, strong stock selection contributed positively to fund performance. Ohio Casualty and LandAmerica Financial Group were among the biggest contributors to Fund performance, and in the industrials sector, Navistar was also a strong contributor. Higher fuel costs contributed to the poor results of the transportation sector, with Group 1 Automotive and Alaska Air Group slightly detracting from Fund performance.

--------------------------------------------------------------------------------

18                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG-TERM CAPITAL APPRECIATION.

[PHOTO OMITTED]

TEAM LEADER
JOSEF LAKONISHOK
LSV ASSET MANAGEMENT

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark                HighMark              HighMark               HighMark                             Morningstar
           Small Cap Value          Small Cap Value       Small Cap Value        Small Cap Value        Russell 2000     Small Value
        Fund, Fiduciary Shares   Fund, Class A Shares   Fund, Class B Shares  Fund, Class C Shares+      Value Index       Category
9/17/98       $10,000                   $ 9,450               $10,000                $10,000               $10,000         $10,000
7/99           12,554                    11,838                12,460                 12,554                11,484          12,330
7/00           14,616                    13,739                14,407                 14,575                12,041          12,846
7/01           14,207                    13,313                13,873                 14,034                14,901          16,244
7/02           14,221                    13,291                13,763                 13,923                14,080          15,408
7/03           17,135                    15,971                16,407                 16,592                16,701          17,998
7/04           20,686                    19,234                19,636                 19,861                20,514          22,074
7/05           26,705                    24,769                25,134                 25,400                25,996          27,480
7/06           26,703                    24,717                24,915                 25,192                27,797          28,502
7/07           28,526                    26,344                26,375                 26,673                29,929          31,720

-------------------------------------------------------------------------------
                                           ANNUALIZED   ANNUALIZED   ANNUALIZED
                                ONE YEAR     3 YEAR       5 YEAR       SINCE
                                RETURN(1)    RETURN       RETURN     INCEPTION
-------------------------------------------------------------------------------
Fiduciary Shares                  6.83%      11.31%       14.94%       12.55%
-------------------------------------------------------------------------------
Class A Shares                    6.58%      11.05%       14.66%       12.25%
-------------------------------------------------------------------------------
Class A Shares with load*         0.74%       8.98%       13.37%       11.54%
-------------------------------------------------------------------------------
Class B Shares                    5.86%      10.34%       13.89%       11.56%
-------------------------------------------------------------------------------
Class B Shares with load**        1.21%       9.51%       13.65%       11.56%
-------------------------------------------------------------------------------
Class C Shares                    5.88%      10.33%       13.89%       11.70%+
-------------------------------------------------------------------------------
Class C Shares with load***       4.95%      10.33%       13.89%       11.70%+
-------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           19

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

COMPANY*                                                                 % OF
                                                                      PORTFOLIO*

GENERAL ELECTRIC                                                          4.9%

VERIZON COMMUNICATIONS                                                    3.6

EXXON MOBIL                                                               3.3

CHEVRON                                                                   3.2

CITIGROUP                                                                 3.2

MICROSOFT                                                                 2.8

JPMORGAN CHASE                                                            2.4

ALTRIA GROUP                                                              2.3

BERKSHIRE HATHAWAY, CL B                                                  2.1

NEWS, CL A                                                                2.1

                                  FUND SECTORS

SECTOR*                                                                  % OF
                                                                      PORTFOLIO*

FINANCIALS                                                               22.5%

INFORMATION TECHNOLOGY                                                   13.8

INDUSTRIALS                                                              13.0

ENERGY                                                                   12.2

CONSUMER DISCRETIONARY                                                   11.6

CONSUMER STAPLES                                                          9.2

HEALTH CARE                                                               6.0

MATERIALS                                                                 4.3

TELECOMMUNICATIONS                                                        3.6

UTILITIES                                                                 2.0

REPURCHASE AGREEMENT                                                      1.4

REGISTERED INVESTMENT COMPANY                                             0.4

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

VALUE MOMENTUM FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Value Momentum Fund (the "Fund") produced a total return of 16.38% (Fiduciary Shares). In comparison, the unmanaged S&P 500 Composite Index returned 16.13% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The beginning of the fiscal year was marked by the strong performance of the U.S. economy, although it slowed to a moderate growth rate. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. Within the equity markets, large-cap stocks edged out small- and mid-cap stocks for the first time in years. The materials and technology sectors were the strongest performing sectors for the fiscal period, while finance and health care were the weakest performers.

      Concerns in the sub-prime market surfaced in the second half of the reporting period, leading to even more moderate economic growth. Despite these concerns, the Fund outperformed the S&P 500 Composite Index during the period. The Fund continued its barbell approach: emphasizing inexpensive, high quality, large-cap companies at one end and emphasizing turnaround candidates suffering temporary problems at the other.

      Primary drivers of Fund performance included overweighted positions in the materials sector and underweighted positions in the health care sector. Housing and housing-related industries were also overweighted, which somewhat detracted from performance.

      Overall characteristics of the Fund during the period remained consistent with its history and traditional value parameters. Dividend yield for the weighted average stock holdings of the Fund was 2.1% versus 1.8% for the S&P 500 Composite Index, and its price-to-earnings ratio continued to fall below the benchmark. However, the weighted average market cap of the portfolio was above the weighted average market cap of the S&P 500 Composite Index at the end of the period.

--------------------------------------------------------------------------------

20                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK VALUE MOMENTUM FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF CURRENT INCOME.

[PHOTO OMITTED]

TEAM LEADER
RICHARD EARNEST
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OMITTED]

PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                 HighMark                HighMark                HighMark                HighMark           S&P 500    Morningstar
              Value Momentum          Value Momentum          Value Momentum          Value Momentum       Composite   Large Value
          Fund, Fiduciary Shares   Fund, Class A Shares    Fund, Class B Shares+   Fund, Class C Shares+     Index       Category
7/31/97         $10,000                   $9,450                  $10,000                 $10,000           $10,000      $10,000
7/98             10,922                   10,297                  10,873                   10,922            11,929       10,970
7/99             12,351                   11,614                  12,166                   12,351            14,339       12,319
7/00             12,903                   12,105                  12,592                   12,826            15,625       11,939
7/01             12,832                   12,008                  12,405                   12,638            13,386       13,153
7/02             10,258                    9,576                   9,836                   10,010            10,223       10,656
7/03             11,283                   10,509                  10,721                   10,912            11,311       11,561
7/04             13,054                   12,123                  12,286                   12,507            12,801       13,329
7/05             15,268                   14,141                  14,245                   14,496            14,600       15,435
7/06             16,691                   15,422                  15,436                   15,705            15,385       16,702
7/07             19,425                   17,902                  17,810                   18,124            17,867       19,090

------------------------------------------------------------------------------------------
                                         ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                              ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE
                               RETURN      RETURN       RETURN       RETURN     INCEPTION
------------------------------------------------------------------------------------------
Fiduciary Shares               16.38%      14.17%       13.62%       6.87%       11.69%
------------------------------------------------------------------------------------------
Class A Shares                 16.08%      13.87%       13.33%       6.60%       11.49%+
------------------------------------------------------------------------------------------
Class A Shares with load*       9.70%      11.75%       12.05%       6.00%       11.11%+
------------------------------------------------------------------------------------------
Class B Shares                 15.38%      13.18%       12.61%       5.94%+      11.10%+
------------------------------------------------------------------------------------------
Class B Shares with load**     10.38%      12.39%       12.36%       5.94%+      11.10%+
------------------------------------------------------------------------------------------
Class C Shares                 15.40%      13.16%       12.60%       6.13%+      11.22%+
------------------------------------------------------------------------------------------
Class C Shares with load***    14.40%      13.16%       12.60%       6.13%+      11.22%+
------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 1, 1991 with the performance of Class A Shares on April 2, 1992, Class B Shares on February 2, 1998 and Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           21

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                  FUND SECTORS

SECTOR                                                                    % OF
                                                                       PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                  86.9%

AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES                                                              9.0

REGISTERED INVESTMENT COMPANY                                             2.1

REPURCHASE AGREEMENT                                                      2.0

CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

      PERFORMANCE

      For the fiscal year ending July 31, 2007, HighMark Capital Growth Allocation Fund (the "Fund") returned 14.19% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, an 80/15/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 13.98% over the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite many concerns, from a weak housing market to higher oil prices and the ongoing war in Iraq, productivity remained healthy, inflation was relatively low, job growth remained steady and robust capital spending continued. Strong export growth and modest weakness in the U.S. dollar bolstered earnings of U.S. companies and boosted international equity returns. The U.S. Federal Reserve made no adjustments to its target policy, interest rate over the period, although the committee remains vigilant monitoring for possible building inflation pressures.

      Despite wide fluctuations in monthly data, Treasury 10-year bond yields held steady for much of the fiscal year, ending the first half at 4.8% and the second half at 4.7%. The basic materials sector led the equity market higher throughout the entire period. Consumer discretionary and information technology sectors performed well during the first six months, while the energy and industrials sectors performed well in the last six months. The health care sector consistently underperformed throughout the entire period.

      International stocks performed well, especially emerging market equities. As a result, the Fund outperformed its benchmark for the fiscal year. Asset allocation shifts added value as stocks outperformed bonds, and tilts toward growth equities and an overweight in emerging markets also contributed to performance. Volatility in the Fund was attributed to the Chinese stock market correction early in 2007, which hit both international and domestic markets, and credit market-and mortgage-related concerns that recently impacted domestic fixed income and global equity markets.

      An overweight in the International Opportunities Fund within emerging markets added value to the Fund over the period but was also a source of some correction in mid-spring. The underlying funds that contributed the greatest value were the Core Equity Fund during the first six months and the International Opportunities Fund during the latter six months. The Large Cap Growth Fund was the largest detractor from Fund performance during the first six months, while the Core Equity Fund was the most significant detractor in the latter half of the reporting period. The Fund's fixed income strategies also added value with their higher quality bias.

      The Fund remained overweight to equities and underweight to bonds and held short durations within its fixed income holdings. Within equities, the Fund further increased its tactical exposure to international markets and growth equities but remained neutral with respect to size and market capitalization.

--------------------------------------------------------------------------------

22                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 80% S&P 500 COMPOSITE INDEX, 15% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark Capital       HighMark Capital        HighMark Capital        80/15/5 Hybrid     S&P 500     Lehman Brothers
               Growth Allocation      Growth Allocation       Growth Allocation      of the following   Composite     U.S. Aggregate
           Fund, Fiduciary Shares++  Fund, Class A Shares    Fund, Class C Shares     three Indexes:      Index         Bond Index
10/12/04           $10,000                 $ 9,450                 $10,000               $10,000         $10,000          $10,000
7/05                11,122                  10,511                  11,059                10,972          11,159           10,226
7/06                11,715                  11,071                  11,563                11,494          11,759           10,375
7/07                13,399                  12,642                  13,111                13,101          13,656           10,952

              Citigroup Bond     Morningstar
             3-Month Treasury       Large
                Bill Index      Blend Category
10/12/04          $10,000          $10,000
7/05               10,192           11,268
7/06               10,613           11,827
7/07               11,150           13,697

--------------------------------------------------------------------------------
                                                           ANNUALIZED
                                          ONE YEAR           SINCE
                                           RETURN          INCEPTION+
--------------------------------------------------------------------------------
Fiduciary Shares                           14.37%++         11.01%++
--------------------------------------------------------------------------------
Class A Shares                             14.19%           10.94%
--------------------------------------------------------------------------------
Class A Shares with load*                   7.90%            8.73%
--------------------------------------------------------------------------------
Class C Shares                             13.39%           10.15%
--------------------------------------------------------------------------------
Class C Shares with load**                 12.39%           10.15%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

++ Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share performance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           23

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                  FUND SECTORS

SECTOR                                                                    % OF
                                                                       PORTFOLIO

AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                  97.7%

REGISTERED INVESTMENT COMPANY                                             2.3

DIVERSIFIED EQUITY ALLOCATION FUND (UNAUDITED)

      PERFORMANCE

      For the nine-month period ending July 31, 2007 (the Fund commenced operations on November 15, 2006), HighMark Diversified Equity Allocation Fund (the "Fund") produced a total return of 5.93% (Class A Shares without load). In comparison, the unmanaged S&P 500 Composite Index returned 5.55% over the same period.

      FACTORS AFFECTING PERFORMANCE

      Since the Fund's inception, the fiscal period was marked by the strong performance of the U.S. economy. Despite many concerns, from a weak housing market to higher oil prices and the ongoing war in Iraq, productivity remained healthy, inflation was relatively low, job growth remained steady and robust capital spending continued. Strong export growth and modest weakness in the U.S. dollar bolstered earnings of U.S. companies and boosted international equity returns. The U.S. Federal Reserve made no adjustments to its target policy, interest rate over the period, although the committee remains vigilant monitoring for possible building inflation pressures.

      Stocks modestly outperformed bonds, and despite wide fluctuations in monthly data, Treasury 10-year bond yields held steady for much of the period. The basic materials sector led the equity market higher during the period, while the health care sector consistently underperformed for the reporting period.

      International stocks also performed well, and especially emerging market equities. As a result, the Fund outperformed its benchmark since its date of inception. The Fund's asset allocation shifts added value with tilts toward growth equities and emerging markets, but small-cap exposure detracted from the Fund's performance. Volatility in the Fund can be attributed to the Chinese stock market correction in February, which hit both international and domestic markets, as well as recent credit market- and mortgage-related concerns that have impacted domestic fixed income and global equity markets.

      The underlying fund that contributed the most value during the period was the International Opportunities Fund, while the Core Equity Fund detracted most from performance. The Fund's tactical asset allocation tilts contributed positively to performance, but specific security selection within the underlying funds' investments detracted from performance.

      The Fund increased its tactical exposure to international markets and growth equities but remained neutral with respect to size and market capitalization.

--------------------------------------------------------------------------------

24                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK DIVERSIFIED EQUITY ALLOCATION
FUND INVESTMENT OBJECTIVE

HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK DIVERSIFIED EQUITY ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

            HighMark Diversified    HighMark Diversified     HighMark Diversified     S&P 500       Morningstar
              Equity Allocation       Equity Allocation        Equity Allocation     Composite      Large Growth
           Fund, Fiduciary Shares   Fund, Class A Shares     Fund, Class C Shares      Index          Category
11/15/06           $10,000                   $ 9,450               $10,000            $10,000          $10,000
7/07                10,609                    10,010                10,545             10,549           10,887

--------------------------------------------------------------------------------
                                                       CUMULATIVE
                                                          SINCE
                                                       INCEPTION+
--------------------------------------------------------------------------------
Fiduciary Shares                                          6.10%
--------------------------------------------------------------------------------
Class A Shares                                            5.93%
--------------------------------------------------------------------------------
Class A Shares with load*                                 0.12%
--------------------------------------------------------------------------------
Class C Shares                                            5.45%
--------------------------------------------------------------------------------
Class C Shares with load**                                4.45%
--------------------------------------------------------------------------------

 +    Commenced operations on November 15, 2006.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           25

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                  FUND SECTORS

SECTOR                                                                   % OF
                                                                       PORTFOLIO

AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                  67.5%

AFFILIATED FIXED INCOME
   REGISTERED INVESTMENT COMPANIES                                       27.5

REPURCHASE AGREEMENT                                                      3.3

REGISTERED INVESTMENT COMPANY                                             1.7

GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

      PERFORMANCE

      For the fiscal year ending July 31, 2007, Growth & Income Allocation Fund (the "Fund") returned 12.10% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 60/35/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 11.86% over the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite many concerns, from a weak housing market to higher oil prices and the ongoing war in Iraq, productivity remained healthy, inflation was relatively low, job growth remained steady and robust capital spending continued. Strong export growth and modest weakness in the U.S. dollar bolstered earnings of U.S. companies and boosted international equity returns. The U.S. Federal Reserve made no adjustments to its target policy, interest rate over the period, although the committee remains vigilant monitoring for possible building inflation pressures.

      Despite wide fluctuations in monthly data, Treasury 10-year bond yields held steady for much of the fiscal year, ending the first half at 4.8% and the second half at 4.7%. The basic materials sector led the equity market higher throughout the entire period. The consumer discretionary and information technology sectors also performed well during the first six months, while the energy and industrials sectors performed well in the latter six months. The health care sector consistently underperformed throughout the reporting period.

      International stocks performed well, especially emerging market equities. As a result, the Fund outperformed its benchmark for the fiscal year. Asset allocation shifts added value as stocks outperformed bonds, and tilts toward growth equities and an overweight in emerging markets also contributed to performance. Volatility in the Fund was attributed to the Chinese stock market correction in early 2007, which hit both international and domestic markets, as well as recent credit market- and mortgage-related concerns that impacted domestic fixed income and global equity markets.

      An overweight in the International Opportunities Fund within emerging markets added value to the Fund over the period but was also a source of some correction in mid-spring. The underlying funds that contributed the greatest value were the Core Equity Fund during the first six months, and the International Opportunities during the latter half of the year. The Large Cap Growth Fund was the largest detractor from Fund performance in the first six months, while Core Equity detracted the most during the latter half of the reporting period. The Fund's fixed income strategies also added value with their higher quality bias.

      The Fund remained overweight to equities and underweight to bonds and held short durations within its fixed income holdings. Within equities, the Fund further increased its tactical exposure to international markets and growth equities, but remained neutral with respect to size and market capitalization.

--------------------------------------------------------------------------------

26                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 COMPOSITE INDEX, 35% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark Growth &         HighMark Growth &      HighMark Growth &      60/35/5 Hybrid           S&P 500
              Income Allocation         Income Allocation      Income Allocation          of the              Composite
           Fund, Fiduciary Shares++   Fund, Class A Shares   Fund, Class C Shares   following three Indexes:    Index
10/12/04          $10,000                   $ 9,450                $10,000                  $10,000            $10,000
7/05               10,885                    10,286                 10,820                   10,786             11,159
7/06               11,365                    10,740                 11,219                   11,216             11,759
7/07               12,765                    12,040                 12,485                   12,546             13,656


            Lehman Brothers    Citigroup Bond         Morningstar
            U.S. Aggregate        3-Month         Moderate Allocation
              Bond Index     Treasury Bill Index       Category
10/12/04        $10,000           $10,000              $10,000
7/05             10,226            10,192               10,992
7/06             10,375            10,613               11,534
7/07             10,952            11,150               12,952

--------------------------------------------------------------------------------
                                                              ANNUALIZED
                                          ONE YEAR              SINCE
                                           RETURN             INCEPTION+
--------------------------------------------------------------------------------
Fiduciary Shares                           12.32%++            9.10%++
--------------------------------------------------------------------------------
Class A Shares                             12.10%              9.03%
--------------------------------------------------------------------------------
Class A Shares with load*                   5.91%              6.85%
--------------------------------------------------------------------------------
Class C Shares                             11.29%              8.25%
--------------------------------------------------------------------------------
Class C Shares with load**                 10.29%              8.25%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

++ Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share perfomance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

 *    Reflects 5.50% sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           27

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                  FUND SECTORS

SECTOR                                                                  % OF
                                                                      PORTFOLIO

AFFILIATED FIXED INCOME
   REGISTERED INVESTMENT
   COMPANIES                                                            56.1%

AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                 38.1

REPURCHASE AGREEMENT                                                     4.9

REGISTERED INVESTMENT COMPANY                                            0.9

INCOME PLUS ALLOCATION FUND (UNAUDITED)

      PERFORMANCE

      For the fiscal year ending July 31, 2007, HighMark Income Plus Allocation Fund (the "Fund") returned 8.40% (Class A Shares without load). In comparison, the Fund's unmanaged benchmark, a 30/65/5% blend of the S&P 500 Composite Index, the Lehman Brothers U.S. Aggregate Bond Index and the Citigroup Bond 3-Month Treasury Bill Index, respectively, returned 8.70% over the same period.

      FACTORS AFFECTING PERFORMANCE

      The first six months of the fiscal period were marked by the strong performance of the U.S. economy. Despite many concerns, from a weak housing market to higher oil prices and the ongoing war in Iraq, productivity remained healthy, inflation was relatively low, job growth remained steady and robust capital spending continued. Strong export growth and modest weakness in the U.S. dollar bolstered earnings of U.S. companies and boosted international equity returns. The U.S. Federal Reserve made no adjustments to its target policy, interest rate over the period, although the committee remains vigilant monitoring for possible building inflation pressures.

      Despite wide fluctuations in monthly data, Treasury 10-year bond yields held steady for much of the fiscal year, ending the first half at 4.8% and the second half at 4.7%. The basic materials sector led the equity market higher throughout the entire period. The consumer discretionary and information technology sectors performed well during the first six months, while the energy and industrials sectors performed well in the last six months. The health care sector consistently underperformed throughout the period.

      International stocks also performed well, especially emerging market equities. Despite this fact, the Fund slightly underperformed its benchmarks for the fiscal year. Volatility in the Fund was attributed to the Chinese stock market correction in early 2007, which hit both international and domestic markets, as well as recent credit market- and mortgage-related concerns.

      An overweight in the International Opportunities Fund within emerging markets added value to the Fund over the period but was also a source of some correction in mid-spring. The underlying funds that contributed the greatest value were the Core Equity Fund during the first half of the year and the International Opportunities Fund during the last six months of the year. The Large Cap Growth Fund detracted most from Fund performance during the first six months, while the Core Equity Fund detracted most in the latter half of the reporting period.

      In the first six months of the fiscal year, the Fund was overweight in bonds and short durations within its fixed income holdings and underweight in equities. In the last six months of the fiscal year, the Fund was overweight in equities and underweight in bonds.

--------------------------------------------------------------------------------

28                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK INCOME PLUS ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK INCOME PLUS ALLOCATION FUND PRIMARILY SEEKS INCOME AND SECONDARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OMITTED]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INCOME PLUS ALLOCATION FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX, THE CITIGROUP BOND 3-MONTH TREASURY BILL INDEX, AN UNMANAGED BLENDED INDEX OF 30% S&P 500 COMPOSITE INDEX, 65% LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP BOND 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR CONSERVATIVE ALLOCATION CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

           HighMark Income        HighMark Income        HighMark Income       30/65/5 Hybrid     S&P 500    Lehman Brothers
        Plus Allocation Fund,  Plus Allocation Fund,  Plus Allocation Fund,   of the following   Composite   U.S. Aggregate
          Fiduciary Shares++      Class A Shares         Class C Shares         three Indexes:     Index        Bond Index
10/12/04        $10,000              $ 9,550                $10,000               $10,000         $10,000        $10,000
7/05             10,470                9,999                 10,411                10,507          11,159         10,226
7/06             10,796               10,310                 10,660                10,801          11,759         10,375
7/07             11,719               11,176                 11,473                11,739          13,656         10,952

             Citigroup Bond      Morningstar
            3-Month Treasury     Conservative
               Bill Index     Allocation Category
10/12/04         $10,000            $10,000
7/05              10,192             10,581
7/06              10,613             10,954
7/07              11,150             11,830

--------------------------------------------------------------------------------
                                                             ANNUALIZED
                                          ONE YEAR             SINCE
                                           RETURN            INCEPTION+
--------------------------------------------------------------------------------
Fiduciary Shares                           8.55%++             5.83%++
--------------------------------------------------------------------------------
Class A Shares                             8.40%               5.77%
--------------------------------------------------------------------------------
Class A Shares with load*                  3.51%               4.05%
--------------------------------------------------------------------------------
Class C Shares                             7.63%               5.03%
--------------------------------------------------------------------------------
Class C Shares with load**                 6.63%               5.03%
--------------------------------------------------------------------------------

 +    Commenced operations on October 12, 2004.

++ Fiduciary Shares commenced operations on November 15, 2006. The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares on November 15, 2006. Class A Share perfomance has been adjusted by removing the sales charge applicable to Class A Shares because Class A Shares bear a sales charge while Fiduciary Shares do not bear a sales charge, but the performance otherwise has not been adjusted to reflect the fees and expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

 *    Reflects 4.50% sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           29

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

HOLDING*                                                                % OF
                                                                      PORTFOLIO*
FNMA
   4.500%, 04/01/18                                                      5.6%

U.S. TREASURY INFLATION
   INDEX NOTE
   3.000%, 07/15/12                                                      5.2

U.S. TREASURY BOND
   7.250%, 05/15/16                                                      4.9

CITIBANK CREDIT CARD
   MASTER TRUST,
   SER 1999-2, CL A
   5.875%, 03/10/11                                                      2.9

FNMA
   5.500%, 04/01/36                                                      2.6

FHLMC GOLD
   4.000%, 06/01/19                                                      2.5

FHLMC GOLD
   5.500%, 08/01/21                                                      2.2

FNMA
   5.500%, 11/01/33                                                      2.1

FNMA
   5.000%, 03/01/34                                                      2.0

FNMA
   4.500%, 07/01/20                                                      1.9

                                  FUND SECTORS

SECTOR*                                                                 % OF
                                                                      PORTFOLIO*

U.S. GOVERNMENT AGENCY OBLIGATIONS                                      43.5%
U.S. TREASURY OBLIGATIONS                                               12.1
FINANCIALS                                                              10.2
ASSET-BACKED SECURITIES                                                 10.1
CONSUMER DISCRETIONARY                                                   5.8
UTILITIES                                                                3.5
HEALTH CARE                                                              2.4
TELECOMMUNICATION                                                        2.2
ENERGY                                                                   2.1
FOREIGN GOVERNMENTS                                                      2.1
INDUSTRIALS                                                              1.9
INFORMATION TECHNOLOGY                                                   1.9
REPURCHASE AGREEMENT                                                     1.5
CONSUMER STAPLES                                                         0.7

* EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

BOND FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Bond Fund (the "Fund") produced a total return of 5.40% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index returned 5.56% for the same period.

      FACTORS AFFECTING PERFORMANCE

      During the past fiscal year, the bond market expected anywhere from one to three cuts in the federal funds rate by the end of 2007. In fact, in each of the last three years, the market continually under-estimated the level of the federal funds rate, expecting the housing market, the trade deficit, overextended consumers or some other disaster to cause a severe economic slowdown or even recession. Meanwhile, the Federal Reserve was consistent, both in its public comments and in the published minutes of its meetings, stating that its predominant policy concern was the risk that inflation would "fail to moderate as expected," meaning it had no intention of lowering interest rates anytime soon. Slow GDP growth in the first quarter of 2007 seemed to validate the slowdown scenario. After briefly resuming a healthy pace in the second quarter of 2007, sub-prime market concerns caused a flight to quality among investors, and steep declines in both corporate bonds and mortgaged-backed securities also occurred at the end of the Fund's fiscal period.

      As a result, the Fund's performance lagged slightly behind its benchmark, the Lehman Brothers U.S. Aggregate Bond Index, for the reporting period. The Fund benefited from its lower interest rate risk (shorter duration), but the relatively high corporate bond weighting had a negative influence on Fund performance.

      As of July 31, 2007, the Fund's average credit quality was AA+, compared to AAA for the Fund's benchmark. The Fund's average weighted maturity was
      6.3 years and the average duration was 4.4 years, compared to 7.1 years and 4.8 years, respectively, for the Fund's benchmark.

--------------------------------------------------------------------------------

30                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

               HighMark          HighMark              HighMark           HighMark       Lehman Brothers        Morningstar
              Bond Fund,        Bond Fund,            Bond Fund,         Bond Fund,       U.S. Aggregate     Intermediate-Term
          Fiduciary Shares    Class A Shares       Class B Shares+    Class C Shares+       Bond Index         Bond Category
7/31/97        $10,000           $ 9,775               $10,000            $10,000             $10,000             $10,000
7/98            10,741            10,505                10,741             10,741              10,787              10,692
7/99            10,913            10,665                10,913             10,913              11,056              10,838
7/00            11,443            11,187                11,443             11,443              11,716              11,327
7/01            12,900            12,614                12,813             12,900              13,202              12,668
7/02            13,428            13,122                13,201             13,428              14,196              13,279
7/03            14,302            13,952                13,926             14,302              14,966              14,077
7/04            14,971            14,575                14,443             14,907              15,690              14,712
7/05            15,622            15,180                14,922             15,445              16,442              15,353
7/06            15,791            15,294                14,931             15,505              16,682              15,522
7/07            16,644            16,075                15,593             16,220              17,609              16,280

-----------------------------------------------------------------------------------------------
                                              ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE
                                    RETURN      RETURN       RETURN       RETURN     INCEPTION
-----------------------------------------------------------------------------------------------
Fiduciary Shares                     5.40%      3.59%        4.39%        5.23%        7.65%
-----------------------------------------------------------------------------------------------
Class A Shares                       5.11%      3.32%        4.14%        5.10%        7.57%+
-----------------------------------------------------------------------------------------------
Class A Shares with load*            2.70%      2.53%        3.68%        4.87%        7.47%+
-----------------------------------------------------------------------------------------------
Class B Shares                       4.43%      2.59%        3.39%        4.54%+       7.35%+
-----------------------------------------------------------------------------------------------
Class B Shares with load**          -0.57%      1.67%        3.05%        4.54%+       7.35%+
-----------------------------------------------------------------------------------------------
Class C Shares                       4.61%      2.85%        3.85%+       4.95%+       7.53%+
-----------------------------------------------------------------------------------------------
Class C Shares with load***          3.61%      2.85%        3.85%+       4.95%+       7.53%+
-----------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from February 15, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on November 30, 2000 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the maximum sales charge/CDSC applicable to Class A, Class B and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           31

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

HOLDING                                                                  % OF
                                                                       PORTFOLIO
LOS ANGELES, DEPARTMENT OF
   WATER & POWER, SER A-A-1,
   RB, MBIA INSURED
   5.250%, 07/01/11                                                       3.0%

M-S-R PUBLIC POWER AUTHORITY,
   SAN JUAN PROJECT, SER I,
   RB, MBIA INSURED
   CALLABLE 07/01/11 @ 100
   5.000%, 07/01/14                                                        2.1

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/17                                                        2.1

METROPOLITAN, WATER DISTRICT OF
   SOUTHERN CALIFORNIA, SER A, RB
   CALLABLE 07/01/11 @ 101
   5.375%, 07/01/12                                                        1.9

SAN MATEO, UNIFIED HIGH SCHOOL
   DISTRICT, SER A, GO, FGIC INSURED
   PREREFUNDED @ 100
   5.375%, 09/01/11                                                        1.9

EASTERN MUNICIPAL WATER DISTRICT,
   SER A, COP, FGIC INSURED
   CALLABLE 07/01/11 @ 100
   5.375%, 07/01/16                                                        1.8

CONTRA COSTA COUNTY, MERRITHEW
   MEMORIAL HOSPITAL PROJECT,
   COP, MBIA INSURED
   PREREFUNDED @ 102
   5.500%, 11/01/07                                                        1.8

SAN MATEO COUNTY, TRANSIT DISTRICT,
   SER A, RB, MBIA INSURED
   5.250%, 06/01/16                                                        1.8

LOS ANGELES, DEPARTMENT OF
   WATER & POWER, SER A-A-1,
   RB, MBIA INSURED
   CALLABLE 07/01/11 @ 100
   5.250%, 07/01/13                                                        1.8

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION, FEDERAL HIGHWAY
   GRANT ANTICIPATION BONDS,
   SER A, RB, FGIC INSURED
   5.000%, 02/01/14                                                        1.7

                                  FUND SECTORS

SECTOR                                                                   % OF
                                                                       PORTFOLIO

REVENUE BONDS                                                             51.8%

GENERAL OBLIGATIONS                                                       32.9

CERTIFICATES OF PARTICIPATION                                             12.5

TAX ALLOCATION                                                             2.5

REGISTERED INVESTMENT COMPANY                                              0.3

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 3.24% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 3.94% over the same period.

      FACTORS AFFECTING PERFORMANCE

      The Fund's fiscal period was marked by the strong performance of the U.S. economy, although it slowed to a moderate growth rate in the second half of the reporting period. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. During the period, the Federal Open Market Committee left the federal funds rate - the rate at which banks lend to each other - unchanged at its current level of 5.25%. This inactivity ended a series of Fed tightenings that started in 2004 with rates at 1%. Additionally, state credit quality improved and strong revenues provided the financial flexibility to improve structural budgets, as well as to finance deferred capital projects from years past.

      In California, municipal bond issuance initially declined as higher tax receipts reduced borrowing needs, before increasing significantly in the second half of the Fund's fiscal year. California remained the largest issuer of municipal bonds in the country. The period saw an increase in refunding activity as the economy slowed and interest rates held steady. Households continued to be the largest holders of municipal bonds, followed by money market funds, mutual funds and property/casualty companies. The largest sectors of issuance for the year were education, followed by general purpose. For the period, the Fund underperformed its benchmark, with the Fund's shorter duration relative to its benchmark being the primary contributing factor.

--------------------------------------------------------------------------------

32                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND STATE OF CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

              HighMark California            HighMark California          HighMark California           HighMark California
             Intermediate Tax-Free          Intermediate Tax-Free        Intermediate Tax-Free         Intermediate Tax-Free
          Bond Fund, Fiduciary Shares     Bond Fund, Class A Shares    Bond Fund, Class B Shares+    Bond Fund, Class C Shares+
7/31/97            $10,000                         $ 9,775                      $10,000                       $10,000
7/98                10,475                          10,231                       10,475                        10,475
7/99                10,846                          10,594                       10,846                        10,846
7/00                11,353                          11,091                       11,272                        11,353
7/01                12,253                          11,961                       12,046                        12,253
7/02                12,974                          12,668                       12,629                        12,974
7/03                13,305                          12,973                       12,829                        13,305
7/04                13,795                          13,420                       13,172                        13,738
7/05                14,173                          13,755                       13,402                        14,001
7/06                14,407                          13,948                       13,482                        14,131
7/07                14,873                          14,366                       13,791                        14,488


           Lehman Brothers            Morningstar
           7-Year Municipal      Municipal California
              Bond Index     Intermediate/Short Category
7/31/97        $10,000                 $10,000
7/98            10,526                  10,447
7/99            10,870                  10,732
7/00            11,369                  11,204
7/01            12,411                  12,043
7/02            13,297                  12,719
7/03            13,811                  12,967
7/04            14,524                  13,491
7/05            15,099                  14,007
7/06            15,424                  14,287
7/07            16,031                  14,757

-----------------------------------------------------------------------------------------------
                                              ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE
                                    RETURN      RETURN       RETURN       RETURN     INCEPTION
-----------------------------------------------------------------------------------------------
Fiduciary Shares                     3.24%      2.54%        2.77%        4.05%        4.27%
-----------------------------------------------------------------------------------------------
Class A Shares                       3.00%      2.30%        2.55%        3.93%        4.17%
-----------------------------------------------------------------------------------------------
Class A Shares with load*            0.73%      1.52%        2.08%        3.69%        4.00%
-----------------------------------------------------------------------------------------------
Class B Shares                       2.29%      1.54%        1.78%        3.27%+       3.70%+
-----------------------------------------------------------------------------------------------
Class B Shares with load**          -2.66%      0.62%        1.43%        3.27%+       3.70%+
-----------------------------------------------------------------------------------------------
Class C Shares                       2.52%      1.79%        2.23%+       3.78%+       4.07%+
-----------------------------------------------------------------------------------------------
Class C Shares with load***          1.53%      1.79%        2.23%+       3.78%+       4.07%+
-----------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from October 15, 1993 with the performance of Class B Shares on November 30, 1999 and Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class B Shares and Class C Shares, as applicable, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.

  *   Reflects 2.25% sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           33

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

HOLDING                                                                  % OF
                                                                       PORTFOLIO

GEORGIA STATE, SER E, GO
   5.250%, 02/01/09                                                       3.6%

PHOENIX, GO
   PREREFUNDED @ 101
   5.000%, 07/01/09                                                       3.4

SEATTLE, LIMITED TAX, SER B, GO
   5.500%, 03/01/11                                                       2.9

MILWAUKEE, METROPOLITAN
   SEWAGE DISTRICT, SER A, GO
   5.500%, 10/01/08                                                       2.9

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT, GO, FSA INSURED
   CALLABLE 08/01/14 @ 100
   5.250%, 08/01/18                                                       2.5

UTAH STATE, BOARD REGENTS
   AUXILIARY & CAMPUS FACILITIES
   REVENUE, SER A, RB,
   MBIA INSURED
   CALLABLE 04/01/15 @ 100
   5.000%, 04/01/17                                                       2.2

PIERCE COUNTY, GO,
   AMBAC INSURED
   CALLABLE 08/01/15 @ 100
   5.125%, 08/01/16                                                       2.1

KING COUNTY, SCHOOL DISTRICT
   NO. 410, GO, FGIC INSURED
   5.500%, 12/01/10                                                       1.9

FLORIDA STATE, BOARD OF
   EDUCATION, PUBLIC EDUCATION
   CAPITAL OUTLAY, SER A, GO
   5.000%, 06/01/08                                                       1.8

TEXAS STATE, UNIVERSITY SYSTEMS,
   REVENUE FINANCING SYSTEM,
   RB, FSA INSURED
   PREREFUNDED @ 100
   4.800%, 03/15/10                                                       1.7

                               FUND SECTORS

SECTOR                                                                   % OF
                                                                       PORTFOLIO

GENERAL OBLIGATIONS                                                      62.5%

REVENUE BONDS                                                            33.6

TAX ALLOCATION                                                            1.6

REGISTERED INVESTMENT COMPANY                                             1.5

CERTIFICATES OF PARTICIPATION                                             0.8

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 3.72% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 3.94% for the same period.

      FACTORS AFFECTING PERFORMANCE

      The Fund's fiscal period was marked by the strong performance of the U.S. economy, although it slowed to a moderate growth rate in the second half of the reporting period. Despite a weak housing market and the ongoing war in Iraq, productivity was healthy, inflation was relatively low, job growth remained steady and capital spending continued. During the period, the Federal Open Market Committee left the federal funds rate - the rate banks lend to each other - unchanged at its current level of 5.25%. This inactivity ended a series of Fed tightenings that started in 2004 with rates at 1%. Additionally, state credit quality improved and strong revenues provided financial flexibility to improve structural budgets, as well as finance deferred capital projects from years past.

      Municipal bond issuance initially declined as higher tax receipts reduced borrowing needs, before increasing significantly is the second half of the Fund's fiscal year. California remained the largest issuer of municipal bonds in the country, followed by Texas. The period saw an increase in refunding activity as the economy slowed and interest rates held steady. Households continued to be the largest holders of municipal bonds, followed by money market funds, mutual funds and property/casualty companies. The largest sectors of issuance for the year were education, followed by general purpose. For the period, the Fund underperformed its benchmark, with the Fund's shorter duration relative to its benchmark as the primary contributing factor.

--------------------------------------------------------------------------------

34                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OMITTED]

TEAM LEADER
ROBERT BIGELOW
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                                                                           Morningstar
            HighMark National        HighMark National       HighMark National        Lehman Brothers       Municipal
          Intermediate Tax-Free    Intermediate Tax-Free    Intermediate Tax-Free     7-Year Municipal       National
               Bond Fund,                Bond Fund,              Bond Fund,                Bond            Intermediate
            Fiduciary Shares+         Class A Shares+         Class C Shares++             Index             Category
7/31/97        $10,000                   $ 9,775                   $10,000                 $10,000            $10,000
7/98            10,405                    10,138                    10,371                  10,526             10,486
7/99            10,624                    10,326                    10,564                  10,870             10,692
7/00            10,969                    10,635                    10,880                  11,369             11,014
7/01            11,865                    11,483                    11,747                  12,411             11,984
7/02            12,508                    12,064                    12,341                  13,297             12,606
7/03            12,846                    12,362                    12,646                  13,811             12,883
7/04            13,254                    12,724                    12,999                  14,524             13,450
7/05            13,575                    13,000                    13,408                  15,099             13,958
7/06            13,838                    13,220                    13,575                  15,424             14,202
7/07            14,353                    13,665                    13,963                  16,031             14,664

-----------------------------------------------------------------------------------------------
                                              ANNUALIZED   ANNUALIZED   ANNUALIZED   ANNUALIZED
                                   ONE YEAR     3 YEAR       5 YEAR      10 YEAR       SINCE
                                    RETURN      RETURN       RETURN       RETURN     INCEPTION
-----------------------------------------------------------------------------------------------
Fiduciary Shares                    3.72%       2.69%        2.79%+       3.68%+       4.84%+
-----------------------------------------------------------------------------------------------
Class A Shares                      3.37%       2.41%        2.53%+       3.41%+       4.58%+
-----------------------------------------------------------------------------------------------
Class A Shares with load*           1.06%       1.62%        2.06%+       3.17%+       4.45%+
-----------------------------------------------------------------------------------------------
Class C Shares                      2.86%       2.42%        2.50%++      3.40%++      4.57%++
-----------------------------------------------------------------------------------------------
Class C Shares with load**          1.87%       2.42%        2.50%++      3.40%++      4.57%++
-----------------------------------------------------------------------------------------------

 + The performance presented links the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with the HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with the HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

++ The performance presented links the performance of the Common Trust Fund from February 17, 1989, with the performance of the Fiduciary Shares from October 18, 2002 with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this class. With those adjustments, performance would be lower than that shown.

*     Reflects 2.25% sales charge.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower. Performance presented from February 17, 1989 to October 18, 2002 (commencement of operations of Fiduciary and Class A Shares) reflects the performance of the UBOC Intermediate Municipal Bond Fund, a common trust fund.

--------------------------------------------------------------------------------

                                 WWW.HIGHMARKFUNDS.COM                        35

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

                                TOP TEN HOLDINGS

HOLDING*                                                               % OF
                                                                    PORTFOLIO+

FNMA
   6.000%, 05/15/08                                                     3.6%

FHLMC
   5.000%, 09/16/08                                                     3.5%

FNMA
   3.875%, 07/15/08                                                     3.5%

CITIBANK CREDIT CARD MASTER
   TRUST, SER 1999-2, CL A
   5.875%, 03/10/11                                                     2.7%

FNMA
   5.500%, 08/01/15                                                     2.5%

GNMA, CMO REMIC,
   SER 25, CL AC
   3.377%, 01/16/23                                                     2.3%

U.S. TREASURY INFLATION
   INDEX NOTE
   3.875%, 01/15/09                                                     2.3%

FNMA
   6.000%, 05/01/16                                                     2.0%

FHLMC GOLD
   5.500%, 07/01/15                                                     2.0%

FNMA
   6.375%, 06/15/09                                                     1.8%

                                  FUND SECTORS

SECTOR+                                                                % OF
                                                                    PORTFOLIO+

U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                                         47.7%

ASSET-BACKED SECURITIES                                                17.3

FINANCIALS                                                             12.6

REPURCHASE AGREEMENT                                                    5.4

UTILITIES                                                               3.7

U.S. TREASURY OBLIGATIONS                                               3.2

CONSUMER DISCRETIONARY                                                  2.8

HEALTH CARE                                                             1.8

TELECOMMUNICATION                                                       1.8

CONSUMER STAPLES                                                        1.5

FOREIGN GOVERNMENTS                                                     0.9

INFORMATION TECHNOLOGY                                                  0.9

INDUSTRIALS                                                             0.4

*     EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

+ EXCLUDES SECURITIES PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

SHORT TERM BOND FUND (UNAUDITED)

      PERFORMANCE

      For the year ended July 31, 2007, HighMark Short Term Bond Fund (the "Fund") produced a total return of 4.81% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index returned 5.34% for the same period.

      FACTORS AFFECTING PERFORMANCE

      During the past fiscal year, the bond market expected anywhere from one to three cuts in the federal funds rate by the end of 2007. In fact, in each of the last three years, the market continually underestimated the level of the federal funds rate, expecting the housing market, the trade deficit, overextended consumers or some other disaster to cause a severe economic slowdown or even recession. Meanwhile, the Federal Reserve was consistent, both in its public comments and in the published minutes of its meetings, stating that its predominant policy concern was the risk that inflation would "fail to moderate as expected," meaning it had no intention of lowering interest rates anytime soon. Slow GDP growth in the first quarter of 2007 seemed to validate the slowdown scenario. After briefly resuming a healthy pace in the second quarter of 2007, sub-prime market concerns caused a flight to quality among investors, and steep declines in both corporate bonds and mortgaged-backed securities also occurred at the end of the Fund's fiscal period.

      As a result, the Fund's performance lagged behind its benchmark, the Lehman Brothers 1-3 U.S. Government/Credit Index, for the reporting period. The Fund benefited from its lower interest rate risk (shorter duration), but the relatively high corporate bond weighting had a negative influence on Fund performance.

      As of July 31, 2007, the Fund's average credit quality was AA+, compared to AAA for the Fund's benchmark. The Fund's average weighted maturity was
      1.7 years and the average duration was 1.5 years, compared to 1.9 years and 1.7 years, respectively, for the Fund's benchmark.

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HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OMITTED]

TEAM LEADER
JACK MONTGOMERY
HIGHMARK CAPITAL
MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE LEHMAN BROTHERS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE GRAPH IN THE PRINTED MATERIAL.]

             HighMark Short      HighMark Short      HighMark Short         Lehman Brothers              Morningstar
            Term Bond Fund,      Term Bond Fund,     Term Bond Fund,   1-3 Year U.S. Government/         Short Bond
           Fiduciary Shares      Class A Shares      Class C Shares+       Credit Bond Index              Category
11/2/04        $10,000             $ 9,775              $10,000                 $10,000                    $10,000
7/05            10,034               9,792               10,028                  10,045                     10,063
7/06            10,306              10,033               10,226                  10,346                     10,306
7/07            10,801              10,478               10,648                  10,898                     10,782

--------------------------------------------------------------------------------
                                                             ANNUALIZED
                                         ONE YEAR              SINCE
                                          RETURN             INCEPTION
--------------------------------------------------------------------------------
Fiduciary Shares                           4.81%               2.85%
--------------------------------------------------------------------------------
Class A Shares                             4.43%               2.56%
--------------------------------------------------------------------------------
Class A Shares with load*                  2.13%               1.71%
--------------------------------------------------------------------------------
Class C Shares                             4.12%               2.31%+
--------------------------------------------------------------------------------
Class C Shares with load**                 3.12%               2.31%+
--------------------------------------------------------------------------------

 + The performance presented links the performance of the Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance has been adjusted for the CDSC applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

 * Reflects 2.25% sales charge. Prior to December 1, 2005, the sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

      Past performance is not predictive of future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

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                                  FUND SECTORS

                               CALIFORNIA TAX-FREE
                                MONEY MARKET FUND

SECTOR                                                                  % OF
                                                                      PORTFOLIO

REVENUE BONDS                                                           69.6%

TAX EXEMPT COMMERCIAL PAPER                                             10.6

GENERAL OBLIGATIONS                                                      7.0

CERTIFICATES OF PARTICIPATION                                            6.6

TAX AND REVENUE ANTICIPATION
   NOTES                                                                 5.2

SPECIAL ASSESSMENTS                                                      1.0

REGISTERED INVESTMENT COMPANIES                                          0.0

                                DIVERSIFIED MONEY
                                   MARKET FUND

SECTOR                                                                  % OF
                                                                      PORTFOLIO

COMMERCIAL PAPER                                                        81.7%

CERTIFICATES OF DEPOSIT                                                 14.8

CORPORATE OBLIGATIONS                                                    1.6

VARIABLE RATE DEMAND NOTES                                               1.3

REPURCHASE AGREEMENT                                                     0.6

                              U.S. GOVERNMENT MONEY
                                   MARKET FUND

SECTOR                                                                  % OF
                                                                      PORTFOLIO

REPURCHASE AGREEMENTS                                                   67.1%

U.S. GOVERNMENT AGENCY
   OBLIGATIONS                                                          24.9

VARIABLE RATE DEMAND NOTES                                               8.0

                            100% U.S. TREASURY MONEY
                                   MARKET FUND

SECTOR                                                                  % OF
                                                                      PORTFOLIO

U.S. TREASURY BILLS                                                     86.1%

U.S. TREASURY NOTE                                                      13.9

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

      PERFORMANCE

      HighMark California Tax-Free Money Market Fund's (the "Fund") seven-day effective yield as of July 31, 2007 was 3.53% (Fiduciary Shares). Using a combined federal and California state income tax rate of 34.4%, the seven-day effective yield is equivalent to a 5.38% taxable yield.

      FACTORS AFFECTING PERFORMANCE

      During the fiscal year, the Federal Reserve left short-term interest rates unchanged at 5.25%. Economic growth continued to advance moderately despite ongoing adjustments in the housing market and higher energy prices. The Fed grew concerned that economic growth may slow but remained more concerned that inflation would not moderate. Municipal note yields increased slightly from 3.60% to 3.68%, reflecting the new issuance of annual cash flow notes from municipal issuers. The Fund positioned itself with a shorter weighted average maturity during the period, in which variable rate notes outperformed fixed rate assets. California's long-term rating from the three major rating agencies remained unchanged, at A1/A+/A+ from January 2007.

      As of July 31, 2007, the Fund's weighted average maturity was 22 days, up from 14 days in January 2007.





 * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

**    The seven-day effective yields, as of July 31, 2007, are as follows:

                                                CLASS A   CLASS S
                                                 SHARES    SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund            3.27%     3.01%



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TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

As of July 31, 2007, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 4.36% (Fiduciary Shares). Over the same period, HighMark U.S. Government Money Market Fund produced a seven-day effective yield of 4.94% (Fiduciary Shares), and as of July 31, 2007, HighMark Diversified Money Market Fund had a seven-day effective yield of 5.00% (Fiduciary Shares).

FACTORS AFFECTING PERFORMANCE

With official monetary policy on hold throughout the period, the HighMark Taxable Money Market Funds focused on monitoring the health of the economy with special consideration given to the struggling U.S. automotive sector, softening housing market and overall strength of consumer finances. Excess liquidity increased in the world financial system, bidding asset prices up and driving credit spreads narrower as investors put assets to work.

Technical factors dominated the short-term area of the U.S Treasury market. Stronger U.S. tax receipts in April drove net borrowings and supply of new U.S. Treasury issues lower than in the past. With the exception of the April 2007 and June 2007 seasonal issuance of cash management bills, short-term issues traded well below the 5.25% target Federal Funds rate for most of the year. HighMark 100% U.S. Treasury Fund focused on maintaining an average life close to or shorter than its peer universe by purchasing securities to be responsive to market changes, while providing adequate liquidity within the portfolio.

HighMark U.S. Government Fund's strategy remained constant throughout the year as Government Agency paper continued to trade at a more expensive price than both Treasury securities and overnight investments. This Fund's concentration in repurchase agreements delivered yields that approximated the Federal Fund's rate, with its weighted average life shorter than the universe of its peers.

Until recently, money market levels traded in a narrow range around the target rate with widespread expectation that no changes to monetary policy would occur through the end of calendar year 2007. With the yield curve somewhat inverted for most of the year, HighMark Diversified Money Market Fund's strategy focused on the short-term area of the market. Toward the end of July 2007, however, credit problems previously thought to be limited to prior excesses in sub-prime mortgage lending began to show. This situation led to a reevaluation of risk across the fixed-income markets and a tightening of mortgage credit availability. While the Fund invested in commercial paper, it avoided both mortgage conduit commercial paper and programs with extension risks.




  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive from the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.

***   The seven-day effective yields, as of July 31, 2007, are as follows:

                                        CLASS A   CLASS B   CLASS C   CLASS S
                                        SHARES    SHARES    SHARES    SHARES
--------------------------------------------------------------------------------
Diversified Money Market Fund            4.74%      n/a       n/a      4.49%
U.S. Government Money Market Fund        4.68%     3.95%     4.22%     4.42%
100% U.S. Treasury Money Market Fund     4.10%      n/a       n/a      3.84%

The yields reflect voluntary waivers in place with the Distributor; without such waivers, yields would be lower (see Note 3 in notes to financial statements).


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DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

      To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in your Fund's Prospectus. If these fees were applied to your account, your costs would be higher.

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE      EXPENSE         DURING
                                2/1/07      7/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,019.00      0.94%        $ 4.71
Class A Shares .............    1,000.00    1,017.80      1.20           6.00
Class B Shares .............    1,000.00    1,014.70      1.79           8.94
Class C Shares .............    1,000.00    1,014.90      1.79           8.94

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.13      0.94           4.71
Class A Shares .............    1,000.00    1,018.84      1.20           6.01
Class B Shares .............    1,000.00    1,015.92      1.79           8.95
Class C Shares .............    1,000.00    1,015.92      1.79           8.95
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00      990.90      0.94           4.64
Class A Shares .............    1,000.00      988.60      1.34           6.61
Class C Shares .............    1,000.00      985.50      1.95           9.60
Class M Shares .............    1,000.00      990.10      0.94           4.64

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.13      0.94           4.71
Class A Shares .............    1,000.00    1,018.15      1.34           6.71
Class C Shares .............    1,000.00    1,015.12      1.95           9.74
Class M Shares .............    1,000.00    1,020.13      0.94           4.71

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE       EXPENSE        DURING
                                2/1/07      7/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $  992.60      0.92%        $ 4.55
Class A Shares .............    1,000.00      990.40      1.18           5.82
Class B Shares .............    1,000.00      988.30      1.78           8.78
Class C Shares .............    1,000.00      988.40      1.78           8.78

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.23      0.92           4.61
Class A Shares .............    1,000.00    1,018.94      1.18           5.91
Class B Shares .............    1,000.00    1,015.97      1.78           8.90
Class C Shares .............    1,000.00    1,015.97      1.78           8.90
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares .............    1,000.00    1,083.10      1.35           6.97
Class C Shares .............    1,000.00    1,080.00      1.90           9.80
Class M Shares .............    1,000.00    1,085.90      0.94           4.86

HYPOTHETICAL 5% RETURN
Class A Shares .............    1,000.00    1,018.10      1.35           6.76
Class C Shares .............    1,000.00    1,015.37      1.90           9.49
Class M Shares .............    1,000.00    1,020.13      0.94           4.71

--------------------------------------------------------------------------------

40                               1.800.433.6884

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                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE      EXPENSE         DURING
                                2/1/07      7/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,125.90      1.30%        $ 6.85
Class A Shares .............    1,000.00    1,125.00      1.51           7.96
Class C Shares .............    1,000.00    1,119.90      2.21          11.62
Class M Shares .............    1,000.00    1,127.10      1.20           6.33

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,018.35      1.30           6.51
Class A Shares .............    1,000.00    1,017.31      1.51           7.55
Class C Shares .............    1,000.00    1,013.84      2.21          11.03
Class M Shares .............    1,000.00    1,018.84      1.20           6.01
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,026.60      0.94           4.72
Class A Shares .............    1,000.00    1,025.00      1.20           6.03
Class B Shares .............    1,000.00    1,023.30      1.80           9.03
Class C Shares .............    1,000.00    1,022.10      1.80           9.02

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.13      0.94           4.71
Class A Shares .............    1,000.00    1,018.84      1.20           6.01
Class B Shares .............    1,000.00    1,015.87      1.80           9.00
Class C Shares .............    1,000.00    1,015.87      1.80           9.00
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00      993.00      0.89           4.40
Class A Shares .............    1,000.00      991.80      1.14           5.63
Class B Shares .............    1,000.00      988.20      1.74           8.58
Class C Shares .............    1,000.00      988.30      1.74           8.58

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.38      0.89           4.46
Class A Shares .............    1,000.00    1,019.14      1.14           5.71
Class B Shares .............    1,000.00    1,016.17      1.74           8.70
Class C Shares .............    1,000.00    1,016.17      1.74           8.70
--------------------------------------------------------------------------------
SMALL CAP ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00      941.50      1.30           5.22(1)
Class A Shares .............    1,000.00      941.00      1.56           6.26(1)
Class C Shares .............    1,000.00      940.00      2.17           8.71(1)

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,015.31      1.30           6.50
Class A Shares .............    1,000.00    1,014.23      1.56           7.79
Class C Shares .............    1,000.00    1,011.71      2.17          10.82

                               BEGINNING    ENDING        NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE      EXPENSE         DURING
                                2/1/07      7/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $  937.80      1.34%        $ 6.44
Class A Shares .............    1,000.00      937.10      1.59           7.64
Class B Shares .............    1,000.00      934.00      2.19          10.50
Class C Shares .............    1,000.00      933.60      2.19          10.50

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,018.15      1.34           6.71
Class A Shares .............    1,000.00    1,016.91      1.59           7.95
Class B Shares .............    1,000.00    1,013.93      2.19          10.94
Class C Shares .............    1,000.00    1,013.93      2.19          10.94
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,016.10      0.94           4.70
Class A Shares .............    1,000.00    1,014.90      1.19           5.95
Class B Shares .............    1,000.00    1,011.90      1.79           8.93
Class C Shares .............    1,000.00    1,011.60      1.79           8.93

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,020.13      0.94           4.71
Class A Shares .............    1,000.00    1,018.89      1.19           5.96
Class B Shares .............    1,000.00    1,015.92      1.79           8.95
Class C Shares .............    1,000.00    1,015.92      1.79           8.95
--------------------------------------------------------------------------------
CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,017.50      0.31           1.55
Class A Shares .............    1,000.00    1,016.50      0.56           2.80
Class C Shares .............    1,000.00    1,012.70      1.26           6.29

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,023.26      0.31           1.56
Class A Shares .............    1,000.00    1,022.02      0.56           2.81
Class C Shares .............    1,000.00    1,018.55      1.26           6.31
--------------------------------------------------------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,020.60      0.31           1.55
Class A Shares .............    1,000.00    1,019.00      0.56           2.80
Class C Shares .............    1,000.00    1,016.10      1.26           6.30

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,023.26      0.31           1.56
Class A Shares .............    1,000.00    1,022.02      0.56           2.81
Class C Shares .............    1,000.00    1,018.55      1.26           6.31
--------------------------------------------------------------------------------
GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,019.60      0.29           1.45
Class A Shares .............    1,000.00    1,018.70      0.55           2.75
Class C Shares .............    1,000.00    1,014.80      1.25           6.24

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,023.36      0.29           1.45
Class A Shares .............    1,000.00    1,022.07      0.55           2.76
Class C Shares .............    1,000.00    1,018.60      1.25           6.26

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DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                               BEGINNING    ENDING        NET          EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE      EXPENSE         DURING
                                2/1/07      7/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
INCOME PLUS ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,016.50      0.37%        $ 1.85
Class A Shares .............    1,000.00    1,015.30      0.62           3.10
Class C Shares .............    1,000.00    1,011.80      1.32           6.58

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.96      0.37           1.86
Class A Shares .............    1,000.00    1,021.72      0.62           3.11
Class C Shares .............    1,000.00    1,018.25      1.32           6.61
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,018.30      0.74           3.70
Class A Shares .............    1,000.00    1,017.30      1.00           5.00
Class B Shares .............    1,000.00    1,013.90      1.68           8.39
Class C Shares .............    1,000.00    1,015.20      1.42           7.10

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,021.12      0.74           3.71
Class A Shares .............    1,000.00    1,019.84      1.00           5.01
Class B Shares .............    1,000.00    1,016.46      1.68           8.40
Class C Shares .............    1,000.00    1,017.75      1.42           7.10
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,013.50      0.50           2.50
Class A Shares .............    1,000.00    1,012.30      0.74           3.69
Class B Shares .............    1,000.00    1,008.70      1.44           7.17
Class C Shares .............    1,000.00    1,009.90      1.19           5.93

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.32      0.50           2.51
Class A Shares .............    1,000.00    1,021.12      0.74           3.71
Class B Shares .............    1,000.00    1,017.65      1.44           7.20
Class C Shares .............    1,000.00    1,018.89      1.19           5.96
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,014.50      0.28           1.40
Class A Shares .............    1,000.00    1,013.30      0.53           2.65
Class C Shares .............    1,000.00    1,010.80      0.97           4.84

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,023.41      0.28           1.40
Class A Shares .............    1,000.00    1,022.17      0.53           2.66
Class C Shares .............    1,000.00    1,019.98      0.97           4.86
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,022.90      0.65           3.26
Class A Shares .............    1,000.00    1,020.50      0.90           4.51
Class C Shares .............    1,000.00    1,018.90      1.35           6.76

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,021.57      0.65           3.26
Class A Shares .............    1,000.00    1,020.33      0.90           4.51
Class C Shares .............    1,000.00    1,018.10      1.35           6.76

                               BEGINNING    ENDING         NET         EXPENSES
                                ACCOUNT     ACCOUNT    ANNUALIZED        PAID
                                 VALUE       VALUE      EXPENSE         DURING
                                2/1/07      7/31/07      RATIOS         PERIOD*
--------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........   $1,000.00   $1,015.70      0.48%        $ 2.40
Class A Shares .............    1,000.00    1,014.50      0.72           3.60
Class S Shares .............    1,000.00    1,013.20      0.98           4.89

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.41      0.48           2.41
Class A Shares .............    1,000.00    1,021.22      0.72           3.61
Class S Shares .............    1,000.00    1,019.93      0.98           4.91
--------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,024.30      0.52           2.61
Class A Shares .............    1,000.00    1,023.10      0.77           3.86
Class S Shares .............    1,000.00    1,021.90      1.03           5.16

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.22      0.52           2.61
Class A Shares .............    1,000.00    1,020.98      0.77           3.86
Class S Shares .............    1,000.00    1,019.69      1.03           5.16
--------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,024.00      0.53           2.66
Class A Shares .............    1,000.00    1,022.70      0.78           3.91
Class B Shares .............    1,000.00    1,019.20      1.47           7.36
Class C Shares .............    1,000.00    1,020.50      1.22           6.11
Class S Shares .............    1,000.00    1,021.50      1.03           5.16

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.17      0.53           2.66
Class A Shares .............    1,000.00    1,020.93      0.78           3.91
Class B Shares .............    1,000.00    1,017.50      1.47           7.35
Class C Shares .............    1,000.00    1,018.74      1.22           6.11
Class S Shares .............    1,000.00    1,019.69      1.03           5.16
--------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ...........    1,000.00    1,022.20      0.52           2.61
Class A Shares .............    1,000.00    1,021.00      0.77           3.86
Class S Shares .............    1,000.00    1,019.70      1.03           5.16

HYPOTHETICAL 5% RETURN
Fiduciary Shares ...........    1,000.00    1,022.22      0.52           2.61
Class A Shares .............    1,000.00    1,020.98      0.77           3.86
Class S Shares .............    1,000.00    1,019.69      1.03           5.16

  * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 151/365 (to reflect the period since the Class commenced operations).

--------------------------------------------------------------------------------

42                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

BALANCED FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 65.4%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 7.6%
     Coach*                                                5,600        $   255
     Comcast, Cl A (A)*                                   11,608            305
     Entravision Communications, Cl A (A)*                17,900            168
     Hilton Hotels (A)                                     9,145            404
     Kohl's (A)*                                           3,877            236
     Lamar Advertising, Cl A (A)                           7,200            429
     News, Cl B                                           18,090            410
     Nordstrom (A)                                         3,395            161
     Staples (A)                                           7,830            180
     Starbucks (A)*                                        4,750            127
     Target (A)                                            4,780            289
     Tiffany (A)                                           3,250            157
     Walt Disney                                           5,710            188
                                                                        -------
                                                                          3,309
                                                                        -------
  CONSUMER STAPLES - 6.4%
     Altria Group                                          5,860            389
     Avon Products                                         3,155            114
     Colgate-Palmolive                                     2,260            149
     CVS Caremark (A)                                     12,550            442
     Kellogg (A)                                           5,220            270
     PepsiCo                                               7,035            462
     Procter & Gamble                                     11,435            707
     Wal-Mart Stores                                       5,615            258
                                                                        -------
                                                                          2,791
                                                                        -------
  ENERGY - 5.4%
     Exxon Mobil                                          16,788          1,429
     Occidental Petroleum                                  4,840            275
     Suncor Energy                                         7,330            663
                                                                        -------
                                                                          2,367
                                                                        -------
  FINANCIALS - 11.9%
     American Express                                      3,605            211
     American International Group                         11,532            740
     Bank of America                                      17,480            829
     Citigroup                                            22,042          1,027
     Goldman Sachs Group (A)                               1,010            190
     JPMorgan Chase                                       17,503            770
     Merrill Lynch                                         6,215            461
     Wells Fargo                                          17,070            577
     XL Capital, Cl A (A)                                  4,660            363
                                                                        -------
                                                                          5,168
                                                                        -------
  HEALTH CARE - 7.4%
     Abbott Laboratories                                   7,265            368
     Allergan                                              3,340            194
     Charles River Laboratories
        International (A)*                                 3,200            164

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Eli Lilly                                             6,220        $   337
     Gilead Sciences*                                      7,630            284
     GlaxoSmithKline ADR (A)                               3,245            166
     Johnson & Johnson                                     2,560            155
     Medtronic                                             7,310            371
     Merck                                                 5,365            266
     Novartis ADR (A)                                      5,920            319
     Pfizer                                                7,030            165
     Schering-Plough                                       6,020            172
     WellPoint (A)*                                        3,145            236
                                                                        -------
                                                                          3,197
                                                                        -------
  INDUSTRIALS - 8.5%
     Danaher                                               8,935            667
     Emerson Electric                                      4,485            211
     General Electric                                     43,595          1,690
     Honeywell International                               8,130            467
     Rockwell Automation                                   5,525            387
     United Technologies                                   3,750            274
                                                                        -------
                                                                          3,696
                                                                        -------
  INFORMATION TECHNOLOGY - 12.6%
     Accenture, Cl A                                       7,450            314
     Applied Materials (A)                                 9,975            220
     Cisco Systems*                                       29,360            849
     Citrix Systems*                                       7,150            259
     Corning                                              11,170            266
     EMC*                                                 16,655            308
     Intel                                                28,830            681
     International Business Machines (A)                   3,055            338
     Intersil, Cl A                                        5,500            161
     Maxim Integrated Products (A)                         7,450            236
     Microsoft                                            32,705            948
     Oracle*                                               9,710            186
     Qualcomm                                              3,910            163
     Symantec*                                            12,525            240
     Texas Instruments                                     8,570            301
                                                                        -------
                                                                          5,470
                                                                        -------
  MATERIALS - 2.0%
     Alcoa                                                 5,810            222
     Praxair (A)                                           6,410            491
     Weyerhaeuser                                          2,040            145
                                                                        -------
                                                                            858
                                                                        -------
  TELECOMMUNICATIONS - 1.7%
     Verizon Communications (A)                           17,210            734
                                                                        -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  UTILITIES - 1.9%
     Cleco (A)                                            15,790        $   375
     Exelon                                                2,070            145
     ITC Holdings (A)                                      7,200            303
                                                                        -------
                                                                            823
                                                                        -------

     TOTAL COMMON STOCK
       (Cost $23,089)                                                    28,413
                                                                        -------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 13.4%
--------------------------------------------------------------------------------
     FHLMC Gold
        6.500%, 11/01/09                                 $    39             39
        6.000%, 09/01/17                                     136            137
        6.000%, 02/01/28                                      73             73
        6.000%, 12/01/36                                     247            245
        5.500%, 08/01/21                                     265            261
        5.000%, 10/01/20                                      53             51
        4.500%, 03/01/18                                      49             47
        4.500%, 05/01/19                                      66             63
     FHLMC, CMO REMIC, Ser 1626, Cl PT
        6.000%, 12/15/08                                      40             40
     FNMA
        8.000%, 08/01/24                                       5              6
        8.000%, 05/01/25                                      31             33
        8.000%, 07/01/26                                       7              8
        7.500%, 09/01/26                                       6              7
        7.000%, 09/01/25                                      11             11
        7.000%, 07/01/26                                      24             25
        7.000%, 09/01/26                                      11             11
        7.000%, 12/01/27                                      26             27
        6.500%, 05/01/14                                      74             76
        6.500%, 03/01/24                                       8              8
        6.500%, 01/01/28                                      31             32
        6.500%, 05/01/29                                      16             17
        6.000%, 08/01/14                                     134            135
        6.000%, 02/01/17                                     141            142
        6.000%, 03/01/28                                      86             86
        6.000%, 05/01/28                                      24             24
        5.500%, 12/01/17                                     137            136
        5.500%, 11/01/33                                     248            240
        5.500%, 09/01/34                                     207            201
        5.500%, 04/01/36                                     371            360
        5.000%, 12/01/17                                      45             44
        5.000%, 04/01/18                                     222            216
        5.000%, 05/01/18                                     246            240
        5.000%, 11/01/18                                      19             18
        5.000%, 03/01/34                                     393            370
        5.000%, 08/01/34                                     202            191
        5.000%, 07/01/35                                     216            204

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA - (continued)
        4.500%, 02/01/19                                 $   152        $   146
        4.500%, 05/01/19                                     382            365
        4.500%, 06/01/19                                      51             49
        4.500%, 07/01/20                                     315            301
        4.000%, 09/01/18                                      36             33
        4.000%, 05/01/19                                     423            394
     FNMA, CMO REMIC, Ser 2003-25, Cl CD
        3.500%, 03/25/17                                     221            213
     GNMA
        7.500%, 05/15/24                                      13             13
        7.500%, 09/15/25                                      11             12
        7.500%, 09/15/26                                      13             13
        7.500%, 01/15/27                                      11             11
        7.000%, 02/15/26                                      25             26
        7.000%, 08/15/26                                      14             15
        7.000%, 10/15/27                                      31             32
        7.000%, 03/15/29                                      38             40
        6.500%, 09/15/08                                      14             14
        6.500%, 06/15/23                                       6              6
        6.500%, 04/15/26                                      13             13
        6.500%, 05/15/28                                      27             28
        6.500%, 01/15/29                                      42             42
        6.000%, 11/15/08                                      17             16
        6.000%, 02/15/29                                     142            143
        6.000%, 04/15/29                                      65             65
                                                                        -------
     TOTAL U.S. GOVERNMENT AGENCY
        MORTGAGE-BACKED OBLIGATIONS
        (Cost $5,921)
                                                                          5,814
                                                                        -------
--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 10.1%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 1.5%
     Comcast Cable
        6.875%, 06/15/09                                     150            153
     Time Warner
        7.480%, 01/15/08                                     300            303
     Time Warner Entertainment
        8.375%, 03/15/23                                     175            202
                                                                        -------
                                                                            658
                                                                        -------
  CONSUMER STAPLES - 0.2%
     Safeway
        7.500%, 09/15/09                                     100            104
                                                                        -------
  ENERGY - 0.6%
     Kinder Morgan
        7.250%, 03/01/28                                     275            253
                                                                        -------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

44                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - 3.3%
     Associates
        6.950%, 11/01/18                                 $   175        $   188
     Citigroup
        6.200%, 03/15/09                                     150            152
     GE Global Insurance
        7.750%, 06/15/30                                     200            231
     HSBC Bank USA (A)
        3.875%, 09/15/09                                     200            194
     Morgan Stanley
        6.750%, 04/15/11                                     200            207
     U.S. Bancorp
        6.875%, 09/15/07                                     200            200
     Wachovia
        3.625%, 02/17/09                                     175            171
     Wells Fargo Bank
        6.450%, 02/01/11                                     100            103
                                                                        -------
                                                                          1,446
                                                                        -------
  FOREIGN GOVERNMENTS - 1.1%
     Hydro Quebec, Ser HY
        8.400%, 01/15/22                                     150            191
     Pemex Project Funding Master Trust
        9.125%, 10/13/10                                     250            274
                                                                        -------
                                                                            465
                                                                        -------
  HEALTH CARE - 1.3%
     HCA
        7.875%, 02/01/11                                     200            192
     Pharmacia
        5.875%, 12/01/08                                     225            227
     United Health Group
        5.250%, 03/15/11                                     150            149
                                                                        -------
                                                                            568
                                                                        -------
  INDUSTRIALS - 0.3%
     General Electric
        5.000%, 02/01/13                                     150            147
                                                                        -------
  INFORMATION TECHNOLOGY - 0.7%
     Cisco Systems
        5.250%, 02/22/11                                     175            174
     International Business Machines
        6.500%, 01/15/28                                     100            106
                                                                        -------
                                                                            280
                                                                        -------

--------------------------------------------------------------------------------
  Description                                          Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  TELECOMMUNICATION - 0.3%
     Bell Atlantic of Maryland
        8.000%, 10/15/29                                 $    75        $    84
     New England Telephone & Telegraph
        7.875%, 11/15/29                                      50             55
                                                                        -------
                                                                            139
                                                                        -------
  UTILITIES - 0.8%
     Baltimore Gas & Electric, MTN, Ser G
        5.780%, 10/01/08                                     150            150
     Virginia Electric & Power, Ser A
        4.750%, 03/01/13                                     200            191
                                                                        -------
                                                                            341
                                                                        -------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $4,521)
                                                                          4,401
                                                                        -------
--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 4.0%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
        8.125%, 08/15/19                                     160            206
        7.250%, 05/15/16                                     550            646
        7.125%, 02/15/23                                     100            122
     U.S. Treasury Inflation Index Note (A)
        3.000%, 07/15/12                                     723            742
                                                                        -------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,730)
                                                                          1,716
                                                                        -------
-------------------------------------------------------------------------------
  MASTER NOTE - 2.9%
-------------------------------------------------------------------------------
     Bear Stearns (B)
        5.575%, 08/01/07                                   1,250          1,250
                                                                        -------
     TOTAL MASTER NOTE
        (Cost $1,250)
                                                                          1,250
                                                                        -------
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 2.6%
--------------------------------------------------------------------------------
     CenterPoint Energy Transition Bond Co. II,
        Ser A, Cl A3
        5.090%, 02/01/14                                     225            221
     Citibank Credit Card Master Trust,
        Ser 1999-2, Cl A
        5.875%, 03/10/11                                     350            354
     MBNA Credit Card Master Note Trust,
        Ser 2005-A7, Cl A7
        4.300%, 02/15/11                                     250            248
     PG&E Energy Recovery Funding,
        Ser 2005-2, Cl A2
        5.030%, 03/25/14                                     200            199

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     TXU Electric Delivery Transition,
        Ser 2004-1, Cl A3
        5.290%, 05/15/18                                 $   120        $   118
                                                                        -------
     TOTAL ASSET-BACKED SECURITIES
        (Cost $1,146)
                                                                          1,140
                                                                        -------
--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
--------------------------------------------------------------------------------
     FHLMC
        4.500%, 01/15/14                                     100        $    96
     FNMA
        5.000%, 04/15/15                                     200            197
        3.250%, 11/15/07                                     200            199
                                                                        -------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $499)
                                                                            492
                                                                        -------
--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 20.3%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.430%, dated 07/31/07, matures on
        08/01/07, repurchase price $5,267,532
        (collateralized by portions of various
        corporate obligations, ranging in par
        value from $1,926,251 - $13,723,430,
        3.950% - 7.000%, 04/01/08 - 03/15/12,
        total market value $5,530,332)                     5,267          5,267
     Bear Stearns (B)
        5.450%, dated 07/31/07, matures on
        08/01/07, repurchase price $1,000,024
        (collateralized by portions of various
        corporate obligations, ranging in par
        value from $365,739 - $2,605,679,
        0.000% - 6.100%, 01/25/33 - 09/25/37,
        total market value $1,050,049)                     1,000          1,000
     Deutsche Bank Securities
        5.120%, dated 07/31/07, matures
        08/01/07, repurchase price $1,467,190
        (collateralized by a U.S. Government
        obligation, par value $1,223,000, 6.625%,
        02/15/27, total market value $1,497,392)           1,467          1,467
     Lehman Brothers (B)
        5.425%, dated 07/31/07, matures on
        08/01/07, repurchase price $1,100,166
        (collateralized by a mortgage obligation,
        par value $1,239,269, 6.020%, 10/20/46,
        total market value $1,122,281)                    1,100           1,100
                                                                        -------

     TOTAL REPURCHASE AGREEMENTS
        (Cost $8,834)
                                                                          8,834
                                                                        -------

  TOTAL INVESTMENTS - 119.8%
     (Cost $46,990)                                                     $52,060
                                                                        =======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $43,456 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007.THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $8,267
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

46                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 96.8%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 14.7%
     Aftermarket Technology*                              23,600    $       716
     Alloy*                                               23,500            221
     Avatar Holdings (A)*                                  4,000            260
     Buckle                                                9,700            339
     California Coastal Communities (A)                   13,800            245
     Cato, Cl A                                           21,300            440
     DEB Shops (A)                                        17,400            451
     DeVry                                                19,900            645
     Dorman Products*                                     19,580            273
     Dress Barn (A)*                                      26,900            489
     Factory Card & Party Outlet (A)*                     23,900            176
     G-III Apparel Group (A)*                             17,700            285
     Harris Interactive*                                  48,300            216
     Hayes Lemmerz International*                         51,100            245
     Insight Enterprises*                                 20,100            454
     Interactive Data (A)                                 23,500            643
     International Speedway, Cl A                          7,300            350
     Jack in the Box*                                      5,000            320
     Keystone Automotive Industries*                       7,300            341
     Kirkland's (A)*                                      32,900             73
     Lacrosse Footwear                                    20,100            359
     Lakeland Industries*                                 22,185            296
     Luby's*                                              75,600            758
     McCormick & Schmick's
       Seafood Restaurants (A)*                           10,400            254
     Movado Group                                         20,000            565
     Navarre (A)*                                         77,100            308
     PC Mall (A)*                                         26,800            357
     Phillips-Van Heusen (A)                              16,600            864
     RC2*                                                 12,000            425
     Sauer-Danfoss (A)                                    18,200            496
     Sonic Automotive, Cl A (A)                           25,300            693
     Stage Stores                                         12,750            227
     Steiner Leisure*                                      7,000            293
     Steven Madden (A)                                    11,800            333
     Traffix                                              51,700            297
     UniFirst (A)                                          7,000            263
     Universal Electronics*                               21,200            747
     Virco Manufacturing*                                 47,900            314
     Wolverine World Wide                                 26,400            714
     World Wrestling Entertainment, Cl A                  24,800            372
                                                                    -----------
                                                                         16,117
                                                                    -----------
  CONSUMER STAPLES - 4.5%
     Casey's General Stores                               18,900            471
     Corn Products International                          14,100            629
     Flowers Foods                                        15,750            323

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  CONSUMER STAPLES - (CONTINUED)
     Hain Celestial Group (A)*                            11,300    $       306
     J&J Snack Foods                                      22,500            775
     National Beverage (A)*                               32,880            329
     Oil-Dri Corp of America                              17,600            294
     Performance Food Group*                              13,500            387
     PriceSmart (A)                                       25,500            577
     Schiff Nutrition International*                      42,300            317
     Seaboard                                                100            200
     WD-40 (A)                                            10,800            358
                                                                    -----------
                                                                          4,966
                                                                    -----------
  ENERGY - 6.2%
     Adams Resources & Energy                             10,300            254
     Basic Energy Services (A)*                           23,200            488
     General Maritime (A)                                 11,700            304
     Global Industries*                                   17,800            461
     Gulfmark Offshore (A)*                               11,200            526
     Input/Output (A)*                                    18,700            266
     Lufkin Industries (A)                                 8,800            521
     NATCO Group, Cl A*                                    9,900            458
     Newpark Resources*                                   61,700            391
     Plains Exploration & Production*                     15,300            661
     Rosetta Resources*                                   26,200            472
     Royale Energy                                        81,000            311
     SEACOR Holdings*                                      5,900            515
     T-3 Energy Services*                                 23,900            829
     World Fuel Services (A)                               7,500            307
                                                                    -----------
                                                                          6,764
                                                                    -----------
  FINANCIALS - 19.3%
     ACA Capital Holdings (A)*                            24,800            145
     Advanta, Cl B                                         8,700            223
     Agree Realty REIT                                    16,000            466
     AmCOMP*                                              22,500            189
     Ameris Bancorp (A)                                   11,800            211
     Amerisafe*                                           15,000            252
     AmeriServ Financial (A)*                             51,000            192
     Argonaut Group (A)                                   22,200            611
     Ashford Hospitality Trust REIT (A)                   24,100            246
     Bancorp (A)*                                         18,700            346
     Bancorpsouth (A)                                     12,200            285
     BancTrust Financial Group (A)                        10,400            182
     Bank of Granite                                      13,825            188
     Bank of Marin Bancorp                                 7,700            245
     BankUnited Financial, Cl A (A)                        7,400            125
     Banner (A)                                           10,500            321
     Cash America International (A)                       18,100            663

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     CBL & Associates Properties REIT                      8,900    $       284
     Centennial Bank Holdings (A)*                        46,500            304
     Central Pacific Financial (A)                         8,800            248
     Citizens (A)*                                        51,700            261
     City Bank (A)                                        16,900            412
     Community Trust Bancorp                               8,500            244
     Delphi Financial Group, Cl A                         18,350            737
     Downey Financial (A)                                  4,700            250
     Entertainment Properties Trust REIT                   8,300            370
     FelCor Lodging Trust REIT                            12,300            270
     First Niagara Financial Group                        16,800            216
     FNB (A)                                               6,800            226
     Hallmark Financial Services*                         26,800            325
     Hanmi Financial                                      22,000            319
     Harleysville Group                                   20,500            574
     Heritage Commerce                                    12,500            248
     Intervest Bancshares                                  6,700            166
     Kite Realty Group Trust REIT                         18,100            289
     Knight Capital Group, Cl A (A)*                      16,200            229
     Lakeland Bancorp (A)                                 18,400            205
     LTC Properties REIT (A)                              19,700            395
     Mercer Insurance Group                               15,300            304
     MetroCorp Bancshares (A)                             11,350            207
     MicroFinancial                                       67,900            428
     Mid-America Apartment
       Communities REIT (A)                                5,000            226
     National Bankshares                                   9,400            187
     National Health Investors REIT (A)                   17,400            550
     National Retail Properties REIT (A)                  15,800            342
     NewStar Financial (A)*                               18,600            228
     Nicholas Financial (A)*                              20,400            196
     NorthStar Realty Finance REIT (A)                    24,900            251
     Ocwen Financial (A)*                                 26,800            291
     Odyssey Re Holdings                                  22,900            806
     Patriot National Bancorp                             10,400            211
     Philadelphia Consolidated Holding*                    7,500            271
     PMC Commercial Trust REIT                            17,600            255
     Premierwest Bancorp (A)                              23,100            283
     Primus Guaranty (A)*                                 26,600            253
     Procentury                                           18,600            260
     Provident Bankshares (A)                              9,900            284
     PS Business Parks REIT (A)                            6,000            307
     Republic First Bancorp*                              22,550            184
     Rewards Network (A)*                                 43,300            163
     Riverview Bancorp                                    20,500            289
     Security Bank (A)                                    16,000            226

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Selective Insurance Group (A)                        21,000    $       431
     Specialty Underwriters' Alliance*                    26,100            192
     Sterling Financial                                    6,800            154
     SWS Group (A)                                        15,700            277
     United America Indemnity, Cl A*                      33,300            715
     United Security Bancshares (A)                        9,200            229
     Western Alliance Bancorp (A)*                         8,300            218
     Whitney Holding (A)                                  16,200            405
                                                                    -----------
                                                                         21,085
                                                                    -----------
  HEALTH CARE - 6.3%
     Allied Healthcare International*                    100,000            260
     Analogic                                              9,900            657
     Cardiodynamics International*                       142,702             76
     Digirad (A)*                                         62,200            221
     E-Z-EM*                                              17,900            263
     Harvard Bioscience*                                  50,800            261
     HealthTronics*                                       38,715            154
     I-Trax (A)*                                          86,100            310
     Integramed America*                                  23,750            282
     Lannett*                                             47,000            259
     Medical Staffing Network Holdings*                   51,300            290
     Memry*                                              118,700            175
     Microtek Medical Holdings*                           61,000            298
     National Healthcare (A)                               7,700            402
     National Home Health Care                            23,300            292
     Osteotech*                                           40,900            293
     Parexel International*                               12,100            489
     PDI*                                                 24,000            264
     Pediatric Services of America*                       20,900            332
     Res-Care*                                            14,300            278
     Savient Pharmaceuticals (A)*                         17,900            212
     Synovis Life Technologies*                           31,200            490
     Varian*                                               5,200            313
                                                                    -----------
                                                                          6,871
                                                                    -----------
  INDUSTRIALS - 20.0%
     ABM Industries (A)                                   11,500            289
     Accuride*                                            25,700            363
     Aceto                                                34,700            316
     Acuity Brands                                        18,600          1,099
     AirNet Systems*                                      78,700            270
     Ampco-Pittsburgh                                     12,100            511
     Apogee Enterprises                                   11,700            301
     Applied Industrial Technologies                      27,900            792
     Arkansas Best (A)                                     7,800            281

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

48                               1.800.433.6884

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INDUSTRIALS - (CONTINUED)
     Atlas Air Worldwide Holdings (A)*                    10,100    $       548
     Belden                                               10,400            570
     CDI (A)                                              15,400            436
     Champion Industries                                  33,900            223
     Comfort Systems USA                                  75,100            972
     Copart*                                              11,100            312
     Curtiss-Wright (A)                                   10,500            457
     EMCOR Group (A)*                                     33,600          1,206
     Ennis                                                17,200            347
     EnPro Industries*                                    16,700            658
     Excel Maritime Carriers                              16,500            640
     First Consulting Group*                              34,600            314
     Gardner Denver (A)*                                  10,800            449
     Genesee & Wyoming, Cl A*                             11,600            298
     Gorman-Rupp (A)                                      14,300            410
     GP Strategies*                                       31,900            344
     Hawk, Cl A*                                          23,000            336
     Integrated Electrical Services (A)*                  17,400            464
     Interface, Cl A*                                     27,900            514
     Kansas City Southern (A)*                            10,900            376
     Key Technology*                                      17,300            482
     Lawson Products                                       8,400            295
     Lennox International                                 20,300            777
     Mueller Industries                                   19,100            704
     North American Galvanizing & Coating (A)*            37,050            279
     Regal-Beloit                                         12,100            614
     Saia*                                                19,000            384
     Steelcase, Cl A                                      38,600            672
     Thomas & Betts*                                       9,400            581
     Tredegar                                             20,600            378
     URS*                                                 20,700          1,020
     Viad                                                 10,100            363
     Waste Industries USA                                 11,400            364
     Woodward Governor (A)                                15,370            888
                                                                    -----------
                                                                         21,897
                                                                    -----------
  INFORMATION TECHNOLOGY - 13.8%
     3Com*                                                66,800            267
     Advanced Energy Industries*                          23,800            422
     Aetrium*                                             73,700            332
     Agilysys                                             15,600            300
     Allied Motion Technologies*                          45,800            302
     Analysts International*                             150,600            247
     Arris Group*                                         18,900            280
     Astro-Med                                            24,300            233
     Authorize.Net Holdings*                              17,100            296
     AVX (A)                                              33,400            534

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Cirrus Logic (A)*                                    47,300    $       344
     Computer Task Group*                                 61,800            258
     Convergys*                                           17,800            339
     Cyberoptics*                                         21,700            271
     DDi*                                                 41,700            315
     Dynamics Research*                                   26,800            350
     EMS Technologies (A)*                                15,700            345
     Forrester Research (A)*                              11,000            273
     Greenfield Online (A)*                               25,700            417
     InFocus*                                             96,900            207
     Intest*                                              64,100            263
     KVH Industries (A)*                                  29,300            258
     Littelfuse*                                          15,000            489
     Mantech International, Cl A*                         13,600            444
     Mediware Information Systems*                        31,600            222
     Micros Systems*                                       4,900            261
     MKS Instruments (A)*                                 20,200            459
     Netscout Systems*                                    29,600            287
     Network Engines*                                    130,400            286
     NU Horizons Electronics (A)*                         23,500            244
     Park Electrochemical (A)                             14,300            424
     PC-Tel*                                              28,200            230
     Pegasystems (A)                                      28,100            296
     Performance Technologies*                            48,200            245
     Silicon Storage Technology*                          76,700            278
     Superior Essex (A)*                                  17,500            610
     Sybase*                                              19,300            458
     Technitrol                                           19,900            517
     Tessco Technologies*                                 13,100            262
     United Online                                        24,200            342
     Varian Semiconductor Equipment
       Associates*                                        13,500            635
     Viasat*                                               9,500            272
     Virage Logic (A)*                                    28,600            208
     Westell Technologies, Cl A*                         108,100            278
     White Electronic Designs*                            44,900            261
     Zarlink Semiconductor (A)                           136,000            204
                                                                    -----------
                                                                         15,065
                                                                    -----------
  MATERIALS - 7.8%
     Arch Chemicals (A)                                   20,400            722
     Cabot                                                 6,200            250
     Carpenter Technology                                  4,700            558
     Chaparral Steel                                      14,100          1,185
     Commercial Metals                                    17,400            537
     Core Molding Technologies*                           34,500            277

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  MATERIALS - (CONTINUED)
     FMC                                                   7,900    $       704
     HB Fuller (A)                                        24,300            671
     ICO*                                                 26,800            269
     Innospec                                             23,200            639
     Massey Energy                                        12,800            273
     Metalico (A)*                                        55,400            460
     Rock-Tenn, Cl A                                      11,200            344
     RPM International                                    32,100            755
     Spartech                                             15,000            331
     Stepan                                               10,400            287
     UFP Technologies*                                    49,800            246
                                                                    -----------
                                                                          8,508
                                                                    -----------
  TELECOMMUNICATIONS - 0.5%
     Atlantic Tele-Network                                 9,986            291
     USA Mobility (A)                                     10,000            239
                                                                    -----------
                                                                            530
                                                                    -----------
  UTILITIES - 3.7%
     Allete (A)                                           11,500            504
     Atmos Energy (A)                                     24,200            679
     Avista                                               35,800            710
     El Paso Electric*                                    23,300            542
     Energen                                               5,200            275
     Laclede Group (A)                                    21,400            633
     Southern Union                                       24,541            758
                                                                    -----------
                                                                          4,101
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $97,985)                                                   105,904
                                                                    -----------

--------------------------------------------------------------------------------
  MASTER NOTES - 4.6%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       5.575%, 08/01/07                                   $2,500          2,500
     JPMorgan (B)
       5.455%, 08/15/07                                    2,500          2,500
                                                                    -----------
     TOTAL MASTER NOTES
       (Cost $5,000)                                                      5,000
                                                                    -----------

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 2.3%
--------------------------------------------------------------------------------
     iShares Russell 2000
       Value Index Fund ETF (A)*                          14,200    $     1,065
     iShares S&P SmallCap 600
       Value Index Fund ETF (A)*                          13,700          1,022
     Rydex S&P Smallcap 600
       Pure Value ETF (A)*                                10,500            418
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $1,937)                                                      2,505
                                                                    -----------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 2.3%
--------------------------------------------------------------------------------
     Autobahn Funding (B) (C)
       5.501%, 08/01/07                                   $2,500          2,500
                                                                    -----------

     TOTAL COMMERCIAL PAPER
       (Cost $2,500)                                                      2,500
                                                                    -----------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATION - 2.3%
--------------------------------------------------------------------------------
     Liquid Funding LLC (B) (D)
       5.350%, 11/30/07                                    2,500          2,499
                                                                    -----------
  TOTAL CORPORATE OBLIGATION
     (Cost $2,499)                                                        2,499
                                                                    -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 17.5%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.430%, dated 07/31/07, matures on
       08/01/07, repurchase price $9,610,376
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $3,514,359 - $25,037,782,
       3.950% - 7.000%, 04/01/08 - 03/15/12,
       total market value $10,089,843)                     9,609          9,609
     Bear Stearns (B)
       5.425%, dated 07/31/07, matures on
       08/01/07, repurchase price $5,000,590
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $1,828,695 - $13,028,397,
       0.000% - 6.100%,01/25/33 - 09/25/37,
       total market value $5,250,245)                      5,000          5,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

50                               1.800.433.6884

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

COGNITIVE VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Bear Stearns (B)
       5.450%, dated 07/31/07, matures on
       08/01/07, repurchase price $4,000,494
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $1,462,956 - $10,422,718,
       0.000% - 6.100%, 01/25/33 - 09/25/37,
       total market value $4,200,196)                     $4,000    $     4,000
     Deutsche Bank Securities
       5.120%, dated 07/31/07, matures 08/01/07,
       repurchase price $510,350 (collateralized
       by a U.S. Governement obligation, par
       value $530,000, 3.875%, 07/15/10, total
       market value $521,326)                                510            510
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $19,119)                                                    19,119
                                                                    -----------
  TOTAL INVESTMENTS - 125.8%
     (Cost $129,040)                                                $   137,527
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $109,362 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $27,171
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY AS OF JULY 31, 2007 WAS $2,500 (000) AND REPRESENTED 2.3% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

CL -- CLASS
ETF -- EXCHANGE TRADED FUND
LLC -- LIMITED LIABILITY COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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JULY 31, 2007

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 9.7%
      Brunswick (A)                                       70,400       $  1,968
      Carnival (A)                                        12,900            572
      Gannett                                             54,400          2,714
      Home Depot                                          67,795          2,520
      Johnson Controls                                     9,400          1,064
      KB Home                                             12,700            404
      Leggett & Platt                                     70,200          1,455
      Liz Claiborne (A)                                   24,400            857
      Ryland Group (A)                                     7,900            263
      Target                                              12,800            775
      Walt Disney                                         28,300            934
                                                                       --------
                                                                         13,526
                                                                       --------
   CONSUMER STAPLES - 9.0%
      ConAgra Foods                                       65,700          1,665
      Dean Foods                                          49,500          1,424
      Estee Lauder, Cl A                                   9,500            428
      Kimberly-Clark                                      27,305          1,837
      Kroger (A)                                          44,500          1,155
      Pepsi Bottling Group                                77,200          2,583
      Safeway                                             78,400          2,499
      Wal-Mart Stores                                     21,000            965
                                                                       --------
                                                                         12,556
                                                                       --------
   ENERGY - 9.7%
      BJ Services                                         19,900            520
      Chevron                                             55,900          4,766
      ConocoPhillips                                      40,930          3,309
      Marathon Oil                                        31,800          1,755
      Nabors Industries*                                  87,300          2,553
      Valero Energy                                        8,700            583
                                                                       --------
                                                                         13,486
                                                                       --------
   FINANCIALS - 19.0%
      Allstate (A)                                        57,000          3,030
      American International Group                        28,000          1,797
      Assurant (A)                                        24,700          1,253
      Bank of America                                     56,480          2,678
      CIT Group                                           53,400          2,199
      Citigroup                                           22,448          1,045
      Goldman Sachs Group                                 18,110          3,411
      JPMorgan Chase                                      58,420          2,571
      MGIC Investment (A)                                  8,300            321
      Morgan Stanley                                      49,600          3,168
      National City (A)                                   22,400            658
      Safeco (A)                                          23,300          1,362
      Wells Fargo                                         14,500            490
      XL Capital, Cl A                                    31,100          2,421
                                                                       --------
                                                                         26,404
                                                                       --------

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 10.7%
      Amgen*                                              17,700       $    951
      Cardinal Health                                     16,600          1,091
      Charles River Laboratories
         International*                                    8,000            409
      CIGNA                                               11,000            568
      Johnson & Johnson                                   25,700          1,555
      King Pharmaceuticals*                              113,500          1,931
      McKesson                                             6,500            375
      Mylan Laboratories                                  49,500            794
      Pfizer                                             194,709          4,578
      Quest Diagnostics (A)                               12,700            704
      Universal Health Services, Cl B                     37,900          1,988
                                                                       --------
                                                                         14,944
                                                                       --------
   INDUSTRIALS - 12.4%
      3M                                                  16,300          1,450
      General Electric                                    72,455          2,808
      Honeywell International                              5,300            305
      L-3 Communications Holdings                          6,000            585
      Lockheed Martin                                     10,100            995
      Northrop Grumman                                    52,160          3,969
      Parker Hannifin                                     42,700          4,214
      Ryder System                                        55,000          2,990
                                                                       --------
                                                                         17,316
                                                                       --------
   INFORMATION TECHNOLOGY - 18.2%
      ADC Telecommunications (A)*                         84,400          1,577
      Affiliated Computer Services, Cl A*                 18,400            987
      Applied Materials                                  143,900          3,172
      Computer Sciences*                                  31,600          1,760
      EMC*                                               195,100          3,611
      Intel                                              125,540          2,965
      International Business Machines                     23,360          2,585
      Lexmark International, Cl A*                        23,100            913
      Microsoft                                           51,025          1,479
      Molex                                               10,500            298
      STMicroelectronics++ (A)                            99,100          1,701
      Symantec*                                          131,600          2,527
      Teradyne (A)*                                      111,500          1,749
                                                                       --------
                                                                         25,324
                                                                       --------
   MATERIALS - 4.5%
      Alcoa                                               46,840          1,789
      Dow Chemical                                        31,200          1,357
      Freeport-McMoRan Copper & Gold                      13,400          1,259
      International Paper                                 22,600            838
      PPG Industries                                      14,000          1,068
                                                                       --------
                                                                          6,311
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

52                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS - 3.5%
      Telefonos de Mexico, Cl L ADR                       16,500       $    564
      Verizon Communications                             101,900          4,343
                                                                       --------
                                                                          4,907
                                                                       --------
   UTILITIES - 2.5%
      DTE Energy                                          37,800          1,753
      NiSource                                            15,700            299
      Pinnacle West Capital                               25,200            945
      Progress Energy (A)                                 11,400            498
                                                                       --------
                                                                          3,495
                                                                       --------
      TOTAL COMMON STOCK
         (Cost $132,159)                                                138,269
                                                                       --------
--------------------------------------------------------------------------------
   MASTER NOTES - 5.4%
--------------------------------------------------------------------------------
      Bear Stearns (B)
         5.575%, 08/01/07                               $  5,000          5,000
      JPMorgan (B)
         5.455%, 08/15/07                                  2,500          2,500
                                                                       --------
      TOTAL MASTER NOTES
         (Cost $7,500)                                                    7,500
                                                                       --------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATION - 1.8%
--------------------------------------------------------------------------------
      Liquid Funding LLC (B) (C)
         5.399%, 06/11/08                                  2,500          2,500
                                                                       --------
      TOTAL CORPORATE OBLIGATION
         (Cost $2,499)                                                    2,500
                                                                       --------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 1.8%
--------------------------------------------------------------------------------
      Bank of America (B)
         5.430%, dated
         07/31/07, matures on 08/01/07,
         repurchase price $1,753,706
         (collateralized by portions of various
         corporate obligations, ranging in par
         value from $641,302 - $4,568,908,
         3.950% - 7.000%, 04/01/08 - 03/15/12,
         total market value $1,841,200)                 $  1,753       $  1,753
      Deutsche Bank Securities
         5.120%, dated 07/31/07, matures
         08/01/07, repurchase price $755,894
         (collateralized by a U.S. Government
         obligation, par value $784,000, 3.875%,
         07/15/10, total market value $771,170)              756            756
                                                                       --------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $2,509)                                                    2,509
                                                                       --------
   TOTAL INVESTMENTS - 108.2%
      (Cost $144,667)                                                  $150,778
                                                                       ========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $139,404 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ COMPANY IS DOMICILED OUTSIDE THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $11,186
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY

Futures -- A summary of the open futures contracts held by the Fund at July 31, 2007, is as follows:

TYPE OF                          NUMBER OF     EXPIRATION         UNREALIZED
CONTRACT                         CONTRACTS        DATE        DEPRECIATION (000)
--------------------------------------------------------------------------------
S&P 500 Index                        5       September 2007          $25

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           53

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK - 96.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.1%
      Comcast, Cl A*                                      30,000       $    788
      Garmin (A)++                                        18,400          1,544
      IAC/InterActive*                                    18,250            524
                                                                       --------
                                                                          2,856
                                                                       --------
   HEALTH CARE - 10.0%
      Alcon++                                              6,800            928
      Allergan                                            14,000            814
      Amylin Pharmaceuticals (A)*                         11,700            544
      Applera Corp - Applied Biosystems
        Group                                              7,000            219
      Biogen Idec*                                         9,800            554
      BioMarin Pharmaceuticals (A)*                       50,000            903
      Celgene (A)*                                        15,900            963
      Cephalon (A)*                                        9,000            676
      Cerner (A)*                                         14,100            745
      Eli Lilly                                           16,500            892
      Genentech*                                           4,000            298
      Genzyme*                                            14,000            883
      Gilead Sciences*                                    14,600            544
      Hologic (A)*                                         9,000            466
      Invitrogen (A)*                                      8,500            610
      Medicines (A)*                                      27,000            430
      MGI Pharma*                                          9,700            243
      NuVasive (A)*                                       12,000            344
      SuperGen (A)*                                      100,000            601
      Teva Pharmaceutical Industries ADR*                  7,500            315
      Thermo Fisher Scientific*                           17,000            888
      Trizetto Group*                                     60,200            965
                                                                       --------
                                                                         13,825
                                                                       --------
   INDUSTRIALS - 0.7%
      Monster Worldwide*                                  18,400            716
      Superior Essex (A)*                                  7,000            244
                                                                       --------
                                                                            960
                                                                       --------
   INFORMATION TECHNOLOGY - 81.6%
      Adobe Systems*                                      50,000          2,014
      Advanced Energy Industries*                         18,600            329
      Advanced Micro Devices (A)*                         30,150            408
      Akamai Technologies*                                25,050            851
      Altera                                              53,000          1,230
      Amdocs++*                                           34,900          1,263
      Amkor Technology*                                   29,250            362
      Analog Devices                                      29,800          1,056
      Anixter International (A)*                           4,550            376
      Apple*                                              42,450          5,593
      Applied Materials                                   85,000          1,873
      Arrow Electronics*                                  14,000            535
      ASML Holding++*                                     47,000          1,389

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK -(CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Autodesk*                                           10,000       $    424
      Automatic Data Processing                           29,800          1,383
      Avnet (A)*                                          20,100            761
      BEA Systems*                                        41,400            513
      Broadcom, Cl A*                                     50,000          1,640
      Cadence Design Systems*                             41,900            897
      CDW*                                                 8,000            673
      Check Point Software Technologies*                  28,500            694
      Checkfree (A)*                                      16,900            623
      Cisco Systems*                                     159,700          4,617
      Citrix Systems*                                     10,000            362
      Cognizant Technology Solutions, Cl A*               25,900          2,097
      Cognos++*                                           17,600            706
      CommScope*                                           7,400            403
      Comverse Technology*                                42,000            809
      Corning                                            107,000          2,551
      Dell*                                               35,400            990
      eBay*                                               45,000          1,458
      Electronic Arts*                                    28,000          1,362
      EMC*                                               149,000          2,758
      F5 Networks*                                         8,000            694
      First Data                                          20,600            655
      Fiserv*                                             14,000            692
      Flextronics International*                          62,000            693
      Formfactor*                                         26,600          1,021
      GigaMedia*                                          20,200            218
      Google, Cl A*                                       10,800          5,508
      Harris                                               9,150            502
      Hewlett-Packard                                     90,400          4,161
      Immersion (A)*                                      22,000            343
      Intel                                               80,000          1,890
      International Business Machines                     23,250          2,573
      Intersil, Cl A                                      32,300            945
      Intevac*                                            16,000            260
      Intuit*                                             21,750            623
      Juniper Networks*                                   70,000          2,097
      Kla-Tencor (A)                                      25,000          1,420
      Lam Research*                                       25,900          1,498
      Linear Technology (A)                               33,000          1,176
      Marvel Technology Group++*                          95,000          1,710
      Maxim Integrated Products                           43,300          1,373
      McAfee*                                             32,500          1,165
      MEMC Electronic Materials*                          32,050          1,965
      Microchip Technology (A)                            18,000            654
      Microsoft                                          129,950          3,767
      Motorola                                            45,350            770
      National Semiconductor                              34,300            891
      Network Appliance*                                  39,700          1,125
      Nokia ADR                                           85,600          2,452
      Novellus Systems*                                    6,300            180

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

54                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

ENHANCED GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCK -(CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Nvidia*                                             34,950       $  1,599
      ON Semiconductor*                                   30,500            361
      Oracle*                                            118,800          2,271
      Paychex                                             17,900            741
      Qualcomm                                            63,900          2,661
      Quality Systems (A)                                 13,900            538
      Red Hat*                                            37,700            785
      Research In Motion*                                 12,000          2,568
      Salesforce.com*                                     15,750            612
      Samsung Electronics GDR (C)*                         3,000            996
      SanDisk*                                            16,250            871
      SAP ADR (A)*                                        25,400          1,370
      Siliconware Precision Industries ADR (A)*           94,070            907
      Symantec*                                           42,710            820
      Taiwan Semiconductor
        Manufacturing ADR*                                95,762            972
      Technitrol                                          10,000            260
      Tellabs*                                            38,900            442
      Tessera Technologies*                                8,450            348
      Texas Instruments                                   55,500          1,953
      Varian Semiconductor Equipment
        Associates*                                       14,700            691
      VeriSign*                                           38,400          1,140
      Wipro, ADR (A)                                      30,200            441
      Xilinx                                              50,800          1,270
      Yahoo!*                                             83,250          1,936
                                                                       --------
                                                                        112,574
                                                                       --------
   TELECOMMUNICATIONS - 2.2%
      American Tower, Cl A*                               26,800          1,116
      Millicom International Cellular (A)*                 8,950            719
      NII Holdings*                                       14,900          1,252
                                                                       --------
                                                                          3,087
                                                                       --------
      TOTAL COMMON STOCK
        (Cost $101,580)                                                 133,302
                                                                       --------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 2.4%
--------------------------------------------------------------------------------
      iShares Dow Jones US
        Pharmaceuticals Index (A)                         10,000            525
      Powershares QQQ (A)                                 58,200          2,762
                                                                       --------
      TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $3,200)                                                     3,287
                                                                       --------

--------------------------------------------------------------------------------
   MASTER NOTE - 1.8%
--------------------------------------------------------------------------------
      Bear Stearns (B)
        5.575%, 08/01/07                                $  2,500          2,500
                                                                       --------
      TOTAL MASTER NOTE
        (Cost $2,500)                                                     2,500
                                                                       --------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 11.6%
--------------------------------------------------------------------------------
      Bank of America (B)
         5.430%, dated 07/31/07, matures on
         08/01/07, repurchase price $4,626,476
         (collateralized by portions of various
         corporate obligations, ranging in par
         value from $1,691,827 - $12,053,295,
         3.950% - 7.000%, 04/01/08 - 03/15/12,
         total market value $4,857,293)                 $  4,626       $  4,626
      Bear Stearns (B)
         5.425%, dated 07/31/07, matures on
         08/01/07, repurchase price $5,000,590
         (collateralized by portions of various
         corporate obligations, ranging in par
         value from $1,828,695 - $13,028,397,
         0.000% - 6.100%, 01/25/33 - 09/25/37,
         total market value $5,250,245)                    5,000          5,000
      Bear Stearns (B)
         5.450%, dated 07/31/07, matures on
         08/01/07, repurchase price $5,000,618
         (collateralized by various corporate
         obligations, ranging in par value from
         $1,828,695 - $13,028,397, 0.000% -
         6.100%, 01/25/33 - 09/25/37, total
         market value $5,250,245)                          5,000          5,000
      Deutsche Bank Securities
         5.120%, dated 07/31/07, matures
         08/01/07, repurchase price $1,436,735
         (collateralized by a U.S. Government
         obligation, par value $1,490,000,
         3.875, 07/15/10, total market value
         $1,465,616)                                       1,437          1,437
                                                                       --------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $16,063)                                                  16,063
                                                                       --------
   TOTAL INVESTMENTS - 112.4%
      (Cost $123,343)                                                  $155,152
                                                                       ========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $138,047 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

++ COMPANY IS DOMICILED OUTSIDE THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $16,317
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY, AS OF JULY 31, 2007, WAS $996 (000) AND REPRESENTED 0.7% OF NET ASSETS.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           55

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 96.7%
--------------------------------------------------------------------------------
  AUSTRALIA - 2.2%
     Australia & New Zealand Banking
       Group^                                             21,000    $       503
     BHP Billiton^                                        30,128            958
     Commonwealth Bank of Australia^                      12,000            550
     CSL^                                                 10,000            748
     Incitec Pivot^                                        7,000            448
     Leighton Holdings^                                   17,000            559
     Lend Lease^                                          25,000            393
     Macquarie Bank (A)^                                  12,000            827
     QBE Insurance Group^                                 30,000            757
     Woolworths^                                          35,000            806
     WorleyParsons^                                       23,000            657
     Zinifex^                                             30,000            495
                                                                    -----------
                                                                          7,701
                                                                    -----------
  AUSTRIA - 0.5%
     Erste Bank der Oesterreichischen
       Sparkassen^                                         4,000            301
     IMMOFINANZ*^                                         10,000            126
     OMV^                                                  4,330            269
     Telekom Austria^                                      9,000            219
     Voestalpine^                                          5,000            416
     Wienerberger*^                                        7,000            483
                                                                    -----------
                                                                          1,814
                                                                    -----------
  BELGIUM - 1.1%
     Bekaert^                                              3,000            429
     Brederode^                                           10,500            440
     Delhaize Group^                                       5,000            465
     Groupe Bruxelles Lambert^                             4,730            575
     InBev^                                                6,400            515
     KBC Groep^                                            5,000            651
     Umicore^                                              3,000            680
                                                                    -----------
                                                                          3,755
                                                                    -----------
  BRAZIL - 2.1%
     All America Latina Logistica                         42,000            575
     Banco Bradesco ADR (A)                               42,064          1,095
     Banco Itau Holding Financeira ADR (A)                21,000            961
     Cia Vale do Rio Doce ADR                             40,000          1,960
     Cosan SA Industria e Comercio                        20,000            338
     Cyrela Brazil Realty                                 36,000            426
     Gafisa*                                              18,000            286
     Petroleo Brasileiro ADR (A)                          26,000          1,687
                                                                    -----------
                                                                          7,328
                                                                    -----------
  CANADA - 1.4%
     Agnico-Eagle Mines                                    5,300            226
     Agrium                                               13,000            547

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  CANADA - (CONTINUED)
     Alcan                                                 5,000    $       487
     Canadian Natural Resources                            5,000            343
     EnCana                                                5,000            306
     HudBay Minerals*                                     16,000            392
     Niko Resources                                        4,500            408
     Potash Corp of Saskatchewan                          11,000            884
     Royal Bank of Canada (A)                              6,000            304
     Suncor Energy                                         3,000            271
     Teck Cominco, Cl B                                    7,000            311
     Toronto-Dominion Bank (A)                             4,500            288
                                                                    -----------
                                                                          4,767
                                                                    -----------
  CZECH REPUBLIC - 0.1%
     CEZ^                                                 10,500            546
                                                                    -----------
  DENMARK - 0.9%
     AP Moeller - Maersk^                                     70            924
     Danske Bank^                                          7,000            295
     DSV^                                                 12,000            269
     FLSmidth^                                             4,000            352
     Novo Nordisk^                                         7,000            735
     Vestas Wind Systems*^                                11,000            729
                                                                    -----------
                                                                          3,304
                                                                    -----------
  FINLAND - 1.3%
     Metso^                                               17,000          1,076
     Nokia ADR                                           100,000          2,864
     Sampo, Cl A^                                         25,000            750
                                                                    -----------
                                                                          4,690
                                                                    -----------
  FRANCE - 9.3%
     Air Liquide^                                          5,000            647
     Alcatel-Lucent^                                      45,000            525
     AXA^                                                 39,311          1,534
     BNP Paribas^                                         17,780          1,954
     Bouygues^                                            15,000          1,201
     Cap Gemini^                                          14,000            920
     Carrefour^                                           14,000            993
     Cie Generale de
       Geophysique-Veritas*^                               4,000          1,010
     Compagnie Generale des
       Etablissements Michelin*^                           5,000            660
     Credit Agricole^                                     15,100            577
     Euler Hermes^                                         4,500            663
     Groupe Danone^                                       14,000          1,018
     L'Oreal^                                              6,000            685
     Lafarge^                                              5,000            847
     LVMH Moet Hennessy Louis Vuitton^                     6,000            670
     Natixis (A)^                                         22,260            493

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

56                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  FRANCE - (CONTINUED)
     Neopost (A)^                                          2,800    $       405
     Nexans^                                               7,000          1,227
     PPR^                                                  6,000          1,046
     Renault^                                              6,000            867
     Sanofi-Aventis^                                      15,746          1,319
     Sanofi-Aventis ADR                                   12,000            501
     Schneider Electric (A)^                               6,000            800
     Societe Generale^                                    11,410          1,961
     Societe Immobiliere de Location
       pour l'Industrie et le Commerce*^                   2,200            355
     Sodexho Alliance^                                    17,000          1,122
     Suez^                                                20,000          1,052
     Total^                                               42,520          3,348
     Unibail-Rodamco^                                      2,611            616
     Vallourec (A)^                                        2,200            569
     Veolia Environnement^                                15,750          1,170
     Vinci^                                               12,000            859
     Vivendi*^                                            25,500          1,083
                                                                    -----------
                                                                         32,697
                                                                    -----------
GERMANY - 9.2%
     Adidas^                                               8,000            487
     Allianz SE^                                           9,590          2,039
     BASF^                                                10,000          1,293
     Bayer^                                               20,000          1,416
     Bayerische Hypo-und Vereinsbank (A)                  15,000            878
     Beiersdorf^                                          10,000            695
     Celesio^                                              9,000            541
     Commerzbank^                                         30,900          1,329
     Continental^                                          4,000            576
     DaimlerChrysler^                                     22,000          1,992
     Deutsche Bank^                                       12,400          1,679
     Deutsche Post^                                       15,000            438
     Deutsche Telekom^                                    41,860            722
     E.ON^                                                15,400          2,423
     Fresenius Medical Care*^                             15,000            707
     Henkel^                                               6,000            294
     Hypo Real Estate Holding^                             7,300            446
     Infineon Technologies*^                              46,000            758
     Lanxess^                                             19,500          1,047
     MAN^                                                 12,000          1,734
     Metro^                                                7,000            543
     Muenchener Rueckversicherungs (A)^                    4,000            689
     RWE^                                                 11,000          1,168
     SAP^                                                 20,000          1,083
     SGL Carbon*^                                         23,333          1,186
     Siemens^                                             18,000          2,278
     ThyssenKrupp^                                        43,000          2,379
     Volkswagen^                                           8,000          1,442
                                                                    -----------
                                                                         32,262
                                                                    -----------

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  GREECE - 0.3%
     Fourlis Holdings^                                    15,000    $       471
     National Bank of Greece^                             11,100            649
                                                                    -----------
                                                                          1,120
                                                                    -----------
  HONG KONG - 5.2%
     Angang Steel^                                       400,000          1,104
     Cheung Kong Holdings^                                25,000            351
     China Coal Energy*^                                 550,000          1,018
     China Infrastructure
       Machinery Holdings^                               350,000            779
     China Life Insurance^                               170,000            733
     China Merchants Holdings
       International^                                    110,000            534
     China Mobile^                                       110,000          1,264
     China Netcom Group^                                 100,000            255
     China Oilfield Services^                            650,000            937
     China Overseas Land & Investment^                   475,000          1,006
     China Petroleum & Chemical^                         500,000            531
     China Resources Enterprise^                         200,000            792
     China Resources Power Holdings^                     340,000            868
     China Shenhua Energy^                               227,000            891
     China Water Affairs Group*^                       1,000,000            659
     Chinese Estates Holdings^                           190,000            345
     Citic Pacific^                                      130,000            668
     Esprit Holdings^                                     40,000            535
     Hang Lung Properties^                               248,000            912
     Hong Kong Exchanges and Clearing^                    52,000            849
     Lee & Man Paper Manufacturing^                      250,000          1,066
     Li & Fung^                                           79,400            275
     Shenzhen Investment^                                700,000            598
     Sinofert Holdings^                                1,000,000            690
     Sun Hung Kai Properties^                             23,000            292
     Vtech Holdings^                                      40,000            354
                                                                    -----------
                                                                         18,306
                                                                    -----------
  HUNGARY - 0.5%
     MOL Hungarian Oil and Gas*^                           4,000            616
     OTP Bank^                                            18,000          1,006
                                                                    -----------
                                                                          1,622
                                                                    -----------

  ICELAND - 0.2%
     Kaupthing Bank^                                      35,000            698
                                                                    -----------
  INDIA - 1.2%
     Bharat Heavy Electricals^                            25,000          1,064
     Bharti Airtel*^                                      39,000            868
     ICICI Bank ADR (A)                                    7,000            310
     Jain Irrigation Systems^                             56,000            723
     Larsen & Toubro^                                      7,000            449

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  INDIA - (CONTINUED)
     Reliance Industries^                                 13,000    $       607
     State Bank of India^                                  2,000             80
                                                                    -----------
                                                                          4,101
                                                                    -----------
  INDONESIA - 0.6%
     Bakrie and Brothers*^                            10,000,000            324
     Bakrie Telecom*^                                  7,000,000            331
     Bank Rakyat Indonesia^                              420,000            280
     Bumi Resources*^                                  2,000,000            575
     Ciputra Development*^                             2,412,500            236
     Indocement Tunggal Prakarsa^                        400,000            277
     Indofood Sukses Makmur^                           1,200,000            255
                                                                    -----------
                                                                          2,278
                                                                    -----------
  IRELAND - 0.5%
     Allied Irish Banks^                                  21,400            558
     CRH^                                                 14,400            640
     Irish Life & Permanent^                              20,700            495
                                                                    -----------
                                                                          1,693
                                                                    -----------
  ITALY - 2.3%
     AEM (A)^                                            132,000            436
     Assicurazioni Generali^                              19,800            778
     Capitalia^                                           50,000            471
     Enel^                                                50,000            516
     ENI^                                                 40,000          1,400
     Fiat (A)^                                            26,000            765
     Intesa Sanpaolo^                                    182,763          1,382
     Italmobiliare^                                        4,000            542
     Saipem^                                              11,000            393
     STMicroelectronics^                                  12,000            206
     UniCredito Italiano^                                150,000          1,272
                                                                    -----------
                                                                          8,161
                                                                    -----------
  JAPAN - 15.0%
     Asahi Glass^                                         60,000            804
     Astellas Pharma^                                     15,000            616
     Bridgestone^                                         40,000            844
     Canon^                                               24,000          1,269
     Daiichi Sankyo^                                      25,000            691
     Dowa Holdings*^                                      50,000            597
     FUJIFILM Holdings^                                   19,000            832
     Fukuoka Financial Group*                            100,000            643
     Hitachi Construction Machinery^                      22,000            873
     Honda Motor^                                         50,000          1,816
     Ibiden^                                              16,000          1,173
     IHI*^                                               200,000            763
     Japan Steel Works*^                                  60,000            955
     Japan Tobacco^                                          150            762

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  JAPAN - (CONTINUED)
     JFE Holdings^                                        20,000    $     1,372
     Juki^                                                90,000            779
     Kyushu Electric Power^                               22,000            523
     Makino Milling Machine^                              65,000            866
     Makita^                                              23,000          1,063
     Marubeni^                                           110,000          1,055
     Matsushita Electric Industrial^                      53,000            969
     Mitsubishi^                                          35,000          1,034
     Mitsubishi Electric^                                 80,000            851
     Mitsubishi Heavy Industries^                        160,000          1,124
     Mitsui^                                              45,000          1,058
     Mitsui Engineering & Shipbuilding*^                 150,000            817
     Mitsui Fudosan^                                      50,000          1,306
     Mitsui OSK Lines^                                   100,000          1,562
     Mizuho Financial Group^                                 220          1,550
     Mori Seiki^                                          18,000            587
     NGK Insulators^                                      30,000            917
     Nikon^                                               25,000            792
     Nintendo^                                             3,000          1,447
     Nippon Konpo Unyu Soko^                              40,000            534
     Nippon Mining Holdings^                              76,500            769
     Nippon Telegraph & Telephone^                           120            522
     Nomura Holdings^                                     35,000            665
     NSK^                                                 65,000            623
     ORIX*^                                                4,000            960
     Ricoh^                                               30,000            650
     Sharp^                                               50,000            862
     Shin-Etsu Chemical^                                  12,000            886
     Sony^                                                20,000          1,068
     Sumitomo^                                            70,000          1,356
     Sumitomo Mitsui Financial Group^                        110            994
     Sumitomo Trust & Banking^                            60,000            507
     Takeda Pharmaceutical^                               15,000            977
     Teijin^                                             120,000            652
     Toho Pharmaceutical*^                                40,000            660
     Tokai Carbon (A)^                                    85,000            930
     Tokuyama (A)^                                        60,000            872
     Tokyo Electron^                                      15,000          1,081
     Toray Industries^                                   110,000            877
     Toshiba^                                            100,000            938
     Toyota Motor^                                        37,000          2,250
     Yamaha Motor^                                        26,000            732
                                                                    -----------
                                                                         52,675
                                                                    -----------
  LUXEMBURG - 0.4%
     Millicom International Cellular (A)*                 12,000            964
     Tenaris^                                             13,000            311
                                                                    -----------
                                                                          1,275
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

58                               1.800.433.6884

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

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  MALAYSIA - 0.8%
     Digi.com^                                            93,000       $    579
     Genting^                                            320,000            731
     IJM^                                                117,000            292
     Lafarge Malayan Cement^                             600,000            294
     Sime Darby^                                         184,000            536
     Tanjong^                                             97,000            493
                                                                       --------
                                                                          2,925
                                                                       --------
  MEXICO - 1.1%
     America Movil, Ser L ADR                             10,000            599
     Carso Global Telecom, Cl A1*                         82,000            366
     Cemex ADR*                                           12,226            395
     Empresas ICA Sociedad Controladora
       ADR (A)*                                            5,000            378
     Grupo Financiero Banorte, Cl O (A)                   70,000            316
     Grupo Mexico, Ser B                                  60,000            419
     Grupo Televisa ADR                                   10,400            263
     Telefonos de Mexico, Cl L ADR                        12,000            410
     Urbi Desarrollos Urbanos (A)*                        50,000            211
     Wal-Mart de Mexico, Ser V                           104,200            379
                                                                       --------
                                                                          3,736
                                                                       --------
  NETHERLANDS - 5.6%
     ABN AMRO Holding^                                    30,000          1,480
     Aegon^                                               43,000            779
     Akzo Nobel^                                           7,000            576
     Arcelor Mittal^                                      34,625          2,117
     ASML Holding*^                                       17,000            501
     Fortis^                                              32,000          1,262
     Fugro*^                                              10,000            665
     Heineken^                                            18,000          1,141
     ING Groep (A)^                                       60,000          2,533
     Koninklijke DSM (A)^                                 10,000            517
     Koninklijke KPN (A)*^                                43,000            665
     Koninklijke Philips Electronics^                     20,020            809
     Randstad Holding^                                     6,000            388
     Royal Dutch Shell, Cl A^                             68,000          2,648
     Royal Dutch Shell, Cl A GBP^                          9,000            351
     Royal Dutch Shell, Cl B GBP^                         28,733          1,136
     Tele Atlas (A)*^                                     20,000            565
     TNT (A)^                                             13,000            558
     TomTom (A)*^                                         10,000            646
     Wolters Kluwer^                                      15,000            439
                                                                       --------
                                                                         19,776
                                                                       --------
  NORWAY - 1.9%
     DnB NOR^                                             60,500            797
     Norsk Hydro^                                         52,500          2,022
     Orkla*^                                              40,000            752

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  NORWAY - (CONTINUED)
     ProSafe (A)*^                                        35,000       $    543
     Statoil^                                             38,000          1,124
     Telenor^                                             30,000            549
     Yara International^                                  35,000            931
                                                                       --------
                                                                          6,718
                                                                       --------
  PHILIPPINES - 1.1%
     Ayala^                                               14,040            162
     Ayala Land^                                       1,175,600            433
     Banco de Oro-EPCI^                                  350,000            507
     Bank of the Philippine Islands^                     103,000            147
     EEI*^                                             2,600,000            273
     Filinvest Land^                                   6,200,000            256
     Globe Telecom^                                       13,100            377
     Megaworld^                                        5,500,000            458
     Metropolitan Bank & Trust*^                         132,000            176
     Paxys^                                              500,000            193
     Philippine Long Distance Telephone^                   5,600            319
     SM Investments^                                      58,391            519
                                                                       --------
                                                                          3,820
                                                                       --------
  POLAND - 0.5%
     Bank Pekao^                                           5,100            470
     Cersanit Krasnystaw*^                                22,000            324
     Ciech^                                                7,500            393
     KGHM Polska Miedz^                                    5,000            222
     Powszechna Kasa Oszczednosci
       Bank Polski^                                       19,000            401
                                                                       --------
                                                                          1,810
                                                                       --------
  PORTUGAL - 0.4%
     Banco Comercial Portugues, Cl R^                     90,000            458
     Banco Espirito Santo^                                 6,000            141
     Brisa-Auto Estradas de Portugal^                      8,000            108
     Cimpor Cimentos de Portugal^                         16,000            158
     Energias de Portugal^                                60,000            340
     Portugal Telecom^                                    25,000            350
                                                                       --------
                                                                          1,555
                                                                       --------
  RUSSIA - 0.4%
     MMC Norilsk Nickel*^                                  1,400            308
     Mobile Telesystems ADR                                5,000            320
     Sberbank, Cl S^                                      80,000            320
     Unified Energy System GDR                             2,500            346
                                                                       --------
                                                                          1,294
                                                                       --------
  SINGAPORE - 1.9%
     CapitaLand^                                         120,000            581
     City Developments^                                   30,000            294

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  SINGAPORE - (CONTINUED)
     DBS Group Holdings^                                  45,000       $    673
     K-REIT Asia REIT^                                    74,000            142
     Keppel*^                                            106,000            925
     Keppel Land^                                         73,000            396
     SembCorp Industries^                                190,000            708
     SembCorp Marine^                                    176,000            653
     Singapore Exchange^                                 102,000            644
     Singapore Technologies Engineering^                 200,000            481
     Singapore Telecommunications^                       191,900            435
     United Overseas Bank^                                38,000            556
     UOL Group^                                          100,000            349
                                                                       --------
                                                                          6,837
                                                                       --------
  SOUTH KOREA - 2.2%
     Cheil Industries^                                     9,000            521
     Daewoo Engineering & Construction^                   19,000            567
     Doosan Heavy Industries and
       Construction^                                       4,000            419
     Doosan Infracore^                                    12,000            476
     Hyundai Engineering & Construction*^                  3,600            312
     Hyundai Heavy Industries^                             1,700            656
     Hyundai Securities^                                  13,000            432
     Hyundai Steel^                                       10,000            720
     Kookmin Bank*^                                        4,000            349
     Korea Investment Holdings^                            7,000            477
     LG.Philips LCD*^                                     10,000            466
     Samsung Electronics^                                    900            594
     Samsung Heavy Industries^                             7,700            419
     Shinhan Financial Group^                              5,000            338
     Shinsegae^                                              600            392
     SK Energy*                                            2,130            364
     SK Holdings^                                            870            163
                                                                       --------
                                                                          7,665
                                                                       --------
  SPAIN - 2.4%
     ACS Actividades Cons y Serv (A)^                      5,000            296
     Banco Bilbao Vizcaya Argentaria^                     19,566            479
     Banco Sabadell (A)*^                                 50,000            538
     Banco Santander Central Hispano (A)                  58,000          1,104
     Fomento de Construcciones y Contratas^                5,000            450
     Grifols^                                             60,000          1,253
     Grupo Ferrovial (A)^                                  5,000            446
     Iberdrola*^                                           3,265            182
     Inditex (A)^                                         12,000            718
     Indra Sistemas (A)^                                  22,000            571
     La Seda de Barcelona (A)^                           150,000            507
     Mapfre (A)^                                          70,000            324
     Repsol YPF (A)^                                      14,500            546
     Telefonica (A)^                                      40,000            936
                                                                       --------
                                                                          8,350
                                                                       --------

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  SWEDEN - 2.5%
     Alfa Laval, Cl B^                                     7,000       $    440
     Electrolux, Cl B^                                    14,000            350
     Getinge, Cl B^                                       20,000            441
     Hennes & Mauritz, Cl B^                              10,000            575
     Investor, Cl B^                                      32,000            828
     JM^                                                  15,000            451
     Munters*^                                            27,000            455
     Nordea Bank^                                         40,000            644
     Peab^                                                17,000            517
     Sandvik*^                                            41,000            824
     Skandinaviska Enskilda Banken, Cl A^                 14,000            479
     SSAB Svenskt Stal, Cl A (A)^                         20,000            718
     Swedbank^                                            12,000            436
     Telefonaktiebolaget LM Ericsson, Cl B^              250,000            936
     Volvo, Cl B*^                                        40,000            735
                                                                       --------
                                                                          8,829
                                                                       --------
  SWITZERLAND - 6.2%
     ABB^                                                 92,000          2,213
     Compagnie Financiere Richemont, Cl A^                10,000            627
     Credit Suisse Group^                                 24,977          1,629
     Holcim^                                               7,400            784
     Julius Baer Holding^                                 22,000          1,539
     Lonza Group^                                         11,000          1,036
     Nestle^                                               7,100          2,728
     Novartis^                                            53,002          2,859
     Roche Holding^                                       14,333          2,539
     Swiss Reinsurance^                                   12,500          1,073
     Syngenta^                                             6,000          1,132
     UBS^                                                 46,974          2,601
     Zurich Financial Services^                            3,698          1,078
                                                                       --------
                                                                         21,838
                                                                       --------
  THAILAND - 0.8%
     Bangkok Bank*^                                      120,000            449
     Banpu^                                               74,000            612
     PTT*^                                                70,000            643
     Siam Cement^                                          2,000             16
     Thai Oil*^                                          200,000            512
     Total Access Communication*                         400,000            539
                                                                       --------
                                                                          2,771
                                                                       --------
  TURKEY - 0.8%
     Akbank TAS^                                          44,999            301
     Ford Otomotiv Sanayi^                                30,000            294
     KOC Holding^                                         91,770            416
     Tupras Turkiye Petrol Rafine^                        15,000            366
     Turk Sise ve Cam Fabrikalari^                        80,000            356
     Turkiye Garanti Bankasi^                            100,000            680
     Turkiye Is Bankasi^                                  91,607            492
                                                                       --------
                                                                          2,905
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

60                               1.800.433.6884

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  UNITED KINGDOM - 13.8%
     Anglo American^                                      28,840       $  1,675
     Antofagasta^                                         30,000            437
     Arriva^                                              25,000            397
     AstraZeneca^                                         24,085          1,245
     Aviva^                                               52,000            723
     BAE Systems^                                        150,000          1,272
     Barclays^                                           115,000          1,615
     BG Group^                                            57,000            927
     BHP Billiton^                                        60,000          1,761
     BP^                                                 190,600          2,208
     British Airways*^                                    75,000            598
     British American Tobacco^                            25,000            808
     British Land REIT^                                   35,000            873
     BT Group^                                            90,000            570
     Chemring Group^                                      15,000            580
     Cobham^                                             150,000            577
     Diageo^                                              44,000            899
     Enterprise Inns^                                     80,800          1,103
     G4S^                                                175,000            763
     GKN^                                                 55,000            427
     GlaxoSmithKline^                                     71,044          1,798
     HBOS^                                                52,800          1,028
     Henderson Group^                                    156,000            490
     HSBC Holdings^                                      127,000          2,354
     Imperial Chemical Industries^                        75,000            948
     Imperial Tobacco Group^                              12,000            526
     Informa^                                             52,000            553
     International Power^                                125,000          1,039
     Intertek Group*^                                     40,000            794
     Investec^                                            50,000            619
     John Wood Group*^                                   130,000            845
     Johnson Matthey^                                     15,000            515
     Lloyds TSB Group^                                    57,000            641
     Man Group^                                          120,000          1,365
     Mitchells & Butlers^                                 37,317            583
     Next^                                                17,000            649
     Old Mutual^                                         300,000            983
     Persimmon^                                           40,000            936
     Prudential^                                          46,000            633
     Punch Taverns^                                       18,000            417
     Reckitt Benckiser^                                   12,000            642
     Rio Tinto (A)^                                       22,500          1,663
     Rolls-Royce Group^                                   60,230            618
     Royal Bank of Scotland Group^                       153,600          1,829
     Scottish & Southern Energy^                          22,000            643
     Tesco^                                              170,000          1,396
     Travis Perkins^                                      15,000            571
     Unilever^                                            46,850          1,461

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
  UNITED KINGDOM - (CONTINUED)
     Vodafone Group^                                     653,385       $  1,964
     WPP Group^                                           43,000            616
                                                                       --------
                                                                         48,577
                                                                       --------
     TOTAL COMMON STOCK
       (Cost $237,382)                                                  340,199
                                                                       --------

--------------------------------------------------------------------------------
  PREFERRED STOCK - 0.7%
--------------------------------------------------------------------------------
  GERMANY - 0.7%
     Porsche^                                                450            817
     ProSiebenSat.1 Media (A)^                            27,000            997
     Volkswagen^                                           5,000            564
                                                                       --------
     TOTAL PREFERRED STOCK
       (Cost $1,474)                                                      2,378
                                                                       --------

--------------------------------------------------------------------------------
  RIGHTS - 0.0%
--------------------------------------------------------------------------------
  SWEDEN - 0.0%
     SSAB Svenskt Stal Abmanufactures,
       Expires 08/23/07*^, Strike Price: $155             20,000             69
                                                                       --------
     TOTAL RIGHTS
       (Cost $--)                                                            69
                                                                       --------

--------------------------------------------------------------------------------
  WARRANT - 0.0%
--------------------------------------------------------------------------------
  INDONESIA - 0.0%
     Ciputra, Expires 11/30/09*,
       Strike Price: $500                                468,750             21
                                                                       --------
     TOTAL WARRANT
       (Cost $--)                                                            21
                                                                       --------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 1.5%
--------------------------------------------------------------------------------
     iShares FTSE Xinhua China 25                          8,000          1,119
     iShares MSCI Brazil Index Fund (A)                   17,000          1,081
     iShares MSCI Germany Index Fund (A)                  18,000            573
     iShares MSCI Mexico Index Fund*                      18,000          1,058
     iShares MSCI South Korea Index Fund (A)*              7,000            462
     iShares MSCI United Kingdom Index Fund (A)           40,000            984
                                                                       --------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $5,106)                                                      5,277
                                                                       --------

--------------------------------------------------------------------------------
  MASTER NOTES - 2.9%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       5.575%, 08/01/07                                $   2,500          2,500
     JPMorgan (B)
       5.455%, 08/15/07                                    7,500          7,500
                                                                       --------
     TOTAL MASTER NOTES
       (Cost $10,000)                                                    10,000
                                                                       --------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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JULY 31, 2007

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATION - 0.7%
--------------------------------------------------------------------------------
     Liquid Funding LLC (B) (C)
       5.339%, 06/11/08                                $   2,500       $  2,499
                                                                       --------
     TOTAL CORPORATE OBLIGATION
       (Cost $2,499)                                                      2,499
                                                                       --------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 7.2%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.430%, dated 07/31/07,  matures on 08/01/07,
       repurchase price $9,484,970 (collateralized by
       portions of various corporate obligations,
       ranging in par value from $3,468,500 -
       $24,711,065, 3.950% - 7.000%, 04/01/08 -
       03/15/12, total market value $9,958,181)            9,484          9,484
     Bear Stearns (B)
       5.425%, dated 07/31/07, matures on 08/01/07,
       repurchase price $5,000,596 (collateralized by
       portions of various corporate obligations,
       ranging in par value from $1,828,695 -
       $13,028,397, 0.000% - 6.100%, 01/25/33 -
       09/25/37, total market value $5,250,245)            5,000          5,000
     Bear Stearns (B)
       5.450%, dated 07/31/07, matures on 08/01/07,
       repurchase price $5,000,618 (collateralized by
       portions of various corporate obligations,
       ranging in par value from $1,828,695 -
       $13,028,397, 0.000% - 6.100%, 01/25/33 -
       09/25/37, total market value $5,250,245)            5,000          5,000
     Deutsche Bank Securities
       5.120%, dated 07/31/07, matures 08/01/07,
       repurchase price $5,689,930 (collateralized by
       various U.S. Government obligations, ranging in
       par value from $183,000 - 3,645,000, 0.000% -
       11.750%, total market value $5,803,258)             5,689          5,689
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $25,173)                                                    25,173
                                                                       --------
  TOTAL INVESTMENTS - 109.7%
     (Cost $281,634)                                                   $385,616
                                                                       ========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $351,674 (000).

GEOGRAPHIC CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF JULY 31, 2007 IS $317,982 (000).

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $30,666
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
GBP -- GREAT BRITISH POUND
GDR -- GLOBAL DEPOSITARY RECEIPT
LLC -- LIMITED LIABILITY COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

62                               1.800.433.6884

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 99.5%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 12.1%
     Abercrombie & Fitch, Cl A                              8,724   $       610
     Coach*                                                27,075         1,231
     Entravision Communications, Cl A*                     69,695           652
     Harman International Industries                        6,699           777
     Hilton Hotels                                         30,153         1,333
     International Game Technology                         26,081           921
     Kohl's*                                               18,950         1,152
     Lamar Advertising, Cl A (A)                           30,117         1,793
     Las Vegas Sands (A)*                                   8,932           779
     News, Cl A                                            82,938         1,752
     Nordstrom                                             16,239           773
     Staples                                               45,264         1,042
     Starbucks*                                            36,721           980
     Target                                                23,270         1,409
     Tiffany (A)                                           15,241           735
                                                                    -----------
                                                                         15,939
                                                                    -----------
  CONSUMER STAPLES - 13.9%
     Altria Group                                          27,073         1,800
     Cadbury Schweppes ADR                                 18,633           927
     Colgate-Palmolive                                     25,855         1,706
     CVS Caremark (A)                                      47,962         1,688
     PepsiCo                                               49,702         3,261
     Procter & Gamble                                      86,038         5,322
     Wal-Mart Stores                                       51,011         2,344
     Walgreen                                              29,858         1,319
                                                                    -----------
                                                                         18,367
                                                                    -----------
  ENERGY - 11.6%
     Chevron                                               25,419         2,167
     Exxon Mobil                                           74,289         6,324
     Occidental Petroleum                                  26,457         1,501
     Schlumberger                                          23,079         2,186
     Smith International (A)                               32,521         1,997
     XTO Energy                                            19,599         1,069
                                                                    -----------
                                                                         15,244
                                                                    -----------
  FINANCIALS - 9.1%
     Aflac                                                 15,281           796
     American Express                                      22,956         1,344
     American International Group                          66,806         4,288
     Bank of America                                       27,400         1,299
     Citigroup                                             34,026         1,584
     Goldman Sachs Group                                    2,855           538
     Merrill Lynch                                         10,871           807
     Wells Fargo                                           37,572         1,269
                                                                    -----------
                                                                         11,925
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                Shares   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  HEALTH CARE - 13.3%
     Abbott Laboratories                                   33,261   $     1,686
     Allergan                                              30,104         1,750
     Charles River Laboratories International*             13,623           697
     Eli Lilly (A)                                         33,848         1,831
     Gilead Sciences*                                      68,750         2,560
     Johnson & Johnson                                     24,848         1,503
     Medtronic                                             40,533         2,054
     Merck                                                 23,010         1,142
     Novartis ADR                                          27,646         1,491
     Schering-Plough                                       73,253         2,091
     WellPoint*                                             9,947           747
                                                                    -----------
                                                                         17,552
                                                                    -----------
  INDUSTRIALS - 10.5%
     Boeing                                                11,753         1,216
     Danaher                                               16,878         1,261
     Emerson Electric                                      18,866           888
     Expeditors International Washington (A)               35,612         1,591
     General Electric                                     136,750         5,300
     Rockwell Automation                                   21,409         1,498
     United Technologies                                   28,121         2,052
                                                                    -----------
                                                                         13,806
                                                                    -----------
  INFORMATION TECHNOLOGY - 23.3%
     Adobe Systems*                                        28,797         1,160
     Applied Materials                                     34,659           764
     Automatic Data Processing                             22,422         1,041
     Broadcom, Cl A*                                       39,753         1,304
     Cisco Systems*                                       215,724         6,237
     Corning                                               42,800         1,020
     F5 Networks*                                          10,576           917
     Formfactor*                                           15,786           606
     Google, Cl A*                                          5,731         2,923
     Intel                                                120,271         2,841
     Intersil, Cl A                                        23,901           699
     Maxim Integrated Products                             34,646         1,098
     Microchip Technology                                  18,500           672
     Microsoft                                            157,714         4,572
     Network Appliance*                                    23,596           669
     Oracle*                                               53,383         1,021
     Paychex                                               26,994         1,117
     Qualcomm                                              25,724         1,071
     Texas Instruments                                     27,000           950
                                                                    -----------
                                                                         30,682
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

LARGE CAP GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  MATERIALS - 2.9%
     Monsanto                                              31,313   $     2,018
     Praxair                                               24,333         1,865
                                                                    -----------
                                                                          3,883
                                                                    -----------
  TELECOMMUNICATIONS - 0.8%
     Verizon Communications                                25,610         1,092
                                                                    -----------
  UTILITIES - 2.0%
     Cleco (A)                                             54,390         1,292
     ITC Holdings (A)                                      31,436         1,322
                                                                    -----------
                                                                          2,614
                                                                    -----------
     TOTAL COMMON STOCK
        (Cost $121,065)                                                 131,104
                                                                    -----------

--------------------------------------------------------------------------------
  MASTER NOTE - 0.9%
--------------------------------------------------------------------------------
     Bear Stearns (B)
        5.575%, 08/01/07                                $   1,250         1,250
                                                                    -----------
     TOTAL MASTER NOTE
        (Cost $1,250)                                                     1,250
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 7.5%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.430%, dated 07/31/07, matures on
       08/01/07, repurchase price $6,499,914
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $2,376,914 - $16,934,139,
       3.950% - 7.000%, 04/01/08 - 03/15/12,
       total market value $6,824,199)                   $   6,499   $     6,499
     Bear Stearns (B)
       5.450%, dated 07/31/07, matures on
       08/01/07, repurchase price $2,000,247
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $731,478 - $5,211,359,
       0.000% - 6.100%, 01/25/33 - 09/25/37,
       total market value $2,100,098)                       2,000         2,000
     Deutsche Bank Securities
       5.120%, dated 07/31/07, matures
       08/01/07, repurchase price $1,410,473
       (collateralized by a U.S. Treasury
       obligation, par value $1,463,000,
       3.875%, 07/15/10, total market
       value $1,439,058)                                    1,410         1,410
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,909)
                                                                          9,909
                                                                    -----------
  TOTAL INVESTMENTS - 107.9%
    (Cost $132,224)                                                 $   142,263
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $131,816 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 WAS $9,452 (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

64                               1.800.433.6884

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

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 98.4%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 8.3%
     Big Lots (A)*                                        91,400    $     2,364
     Coach*                                               72,500          3,296
     Darden Restaurants                                   37,000          1,575
     DIRECTV Group*                                      135,800          3,043
     Dollar Tree Stores*                                  30,100          1,152
     EchoStar Communications, Cl A*                        7,600            321
     Hasbro                                              111,500          3,124
     Jack in the Box (A)*                                  9,100            582
     Kohl's*                                              21,800          1,326
     Magna International, Cl A (A)*                       19,200          1,684
     Shaw Communications, Cl B                            83,800          3,983
     Time Warner                                         337,900          6,508
     TRW Automotive Holdings*                             80,900          2,659
                                                                    -----------
                                                                         31,617
                                                                    -----------
  CONSUMER STAPLES - 6.7%
     ConAgra Foods                                        70,200          1,780
     Corn Products International                          14,900            665
     General Mills                                        23,900          1,329
     JM Smucker                                           29,600          1,652
     Kroger (A)                                          136,000          3,531
     NBTY*                                                36,500          1,589
     Pepsi Bottling Group (A)                             83,300          2,787
     PepsiCo                                              55,800          3,662
     Procter & Gamble                                     55,500          3,433
     Reynolds American                                    24,000          1,468
     Safeway                                              80,300          2,559
     Tyson Foods, Cl A                                    47,000          1,001
                                                                    -----------
                                                                         25,456
                                                                    -----------
  ENERGY - 14.4%
     Chevron                                             139,800         11,919
     ConocoPhillips                                       87,344          7,061
     Exxon Mobil                                         237,000         20,176
     Holly                                                41,900          2,824
     Marathon Oil                                        103,600          5,719
     Sunoco                                               47,600          3,176
     Valero Energy                                        59,000          3,953
                                                                    -----------
                                                                         54,828
                                                                    -----------
  FINANCIALS - 31.6%
     Allstate                                             95,700          5,086
     Assurant (A)                                         41,200          2,090
     Axis Capital Holdings                                80,300          2,959
     Bank of America                                      90,400          4,287
     Brookfield Asset Management, Cl A                    84,150          2,957
     Chubb                                                47,300          2,384
     CIT Group                                             3,400            140
     Citigroup                                           287,800         13,403
     Comerica                                             51,700          2,723

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     Countrywide Financial (A)                           118,100    $     3,327
     Credicorp                                            15,200            978
     Everest Re Group                                     26,300          2,584
     Franklin Resources                                   11,800          1,503
     Goldman Sachs Group                                  30,000          5,650
     Jones Lang LaSalle                                   25,200          2,766
     JPMorgan Chase                                      259,500         11,421
     Keycorp                                              87,300          3,028
     Lehman Brothers Holdings                             48,500          3,007
     Loews                                                99,800          4,731
     Merrill Lynch                                        82,500          6,122
     Morgan Stanley                                       91,500          5,844
     PartnerRe                                            30,500          2,166
     PMI Group                                            77,700          2,647
     Principal Financial Group                            29,200          1,647
     Safeco (A)                                           45,100          2,637
     Travelers                                           106,200          5,393
     Wachovia                                            106,600          5,033
     Washington Mutual                                   127,000          4,766
     Wells Fargo                                         256,800          8,672
                                                                    -----------
                                                                        119,951
                                                                    -----------
  HEALTH CARE - 7.6%
     Aetna                                                92,300          4,437
     AmerisourceBergen (A)                                66,300          3,123
     Biovail*                                             32,200            615
     Cardinal Health                                      22,100          1,453
     Cigna                                                66,200          3,418
     Invitrogen*                                          14,300          1,027
     McKesson                                             41,700          2,409
     Pfizer                                              467,900         11,000
     WellPoint*                                           18,500          1,390
                                                                    -----------
                                                                         28,872
                                                                    -----------
  INDUSTRIALS - 9.8%
     Boeing                                               17,700          1,831
     Caterpillar                                          34,600          2,727
     Cummins                                              24,400          2,896
     Dun & Bradstreet                                     15,700          1,535
     Eaton                                                15,500          1,506
     General Electric                                     57,700          2,236
     Goodrich                                             15,100            950
     Honeywell International                              34,900          2,007
     Ingersoll-Rand, Cl A                                 61,600          3,100
     Lockheed Martin                                      32,000          3,151
     Norfolk Southern                                     62,300          3,351
     Northrop Grumman                                     60,700          4,619
     Parker Hannifin                                      43,100          4,253
     W.W. Grainger                                        32,800          2,865
                                                                    -----------
                                                                         37,027
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - 3.8%
     Computer Sciences*                                   28,300    $     1,576
     Compuware (A)*                                      270,500          2,524
     Ingram Micro, Cl A*                                  40,200            806
     Microsoft                                           128,100          3,714
     Oracle*                                              80,600          1,541
     Symantec*                                            77,600          1,490
     Tektronix (A)                                        61,600          2,023
     Vishay Intertechnology (A)*                          55,800            865
                                                                    -----------
                                                                         14,539
                                                                    -----------
  MATERIALS - 4.1%
     Alcan                                                24,800          2,416
     Ball                                                 29,200          1,497
     Dow Chemical                                         50,300          2,187
     Gerdau Ameristeel (A)                                89,600          1,177
     Methanex (A)                                         78,800          1,953
     NOVA Chemicals (A)                                    4,100            157
     Nucor                                                39,200          1,968
     Southern Copper (A)                                  37,800          4,260
                                                                    -----------
                                                                         15,615
                                                                    -----------
  TELECOMMUNICATIONS - 6.8%
     AT&T (A)                                            226,832          8,883
     Sprint Nextel                                       330,400          6,783
     Telephone & Data Systems                             17,300          1,149
     Verizon Communications                              208,500          8,886
                                                                    -----------
                                                                         25,701
                                                                    -----------
  UTILITIES - 5.3%
     Alliant Energy                                       24,500            905
     American Electric Power                              33,900          1,474
     Edison International                                 70,200          3,713
     Energen (A)                                          34,400          1,820
     FirstEnergy                                          73,000          4,435
     Oneok                                                30,900          1,568
     PG&E (A)                                             32,300          1,383
     Public Service Enterprise Group                      55,800          4,807
                                                                    -----------
                                                                         20,105
                                                                    -----------
     TOTAL COMMON STOCK
       (Cost $342,409)                                                  373,711
                                                                    -----------

--------------------------------------------------------------------------------
  MASTER NOTES - 3.0%
--------------------------------------------------------------------------------
     Bear Stearns (B)
       5.575%, 08/01/07                                 $  6,250          6,250
     JPMorgan (B)
       5.455%, 08/15/07                                    5,000          5,000
                                                                    -----------
     TOTAL MASTER NOTES
       (Cost $11,250)                                                    11,250
                                                                    -----------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATION - 2.0%
--------------------------------------------------------------------------------
     Liquid Funding LLC (B) (C)
       5.350%, 11/30/07                                 $  7,500    $     7,498
                                                                    -----------
     TOTAL CORPORATE OBLIGATION
       (Cost $7,499)
                                                                          7,498
                                                                    -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 6.0%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.430%, dated 07/31/07, matures on
       08/01/07, repurchase price $2,201,324
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $804,989 - $5,735,081,
       3.950% - 7.000%, 04/01/08 - 03/15/12,
       total market value $2,311,150)                      2,201          2,201
     Bear Stearns (B)
       5.425%, dated 07/31/07, matures on
       08/01/07, repurchase price $5,000,590
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $1,828,695 - $13,028,397,
       0.000% - 6.100%, 01/25/33 - 09/25/37,
       total market value $5,250,245)                      5,000          5,000
     Bear Stearns (B)
       5.450%, dated 07/31/07, matures on
       08/01/07, repurchase price $5,000,618
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $1,828,695 - $13,028,397,
       0.000% - 6.100%, 01/25/33 - 09/25/37,
       total market value $5,250,245)                      5,000          5,000
     Deutsche Bank Securities
       5.120%, dated 07/31/07, matures
       08/01/07, repurchase price $10,410,735
       (collateralized by a U.S. Treasury
       obligation, par value $10,084,000,
       5.250%, 02/15/29, total market
       value $10,618,297)                                 10,409         10,409
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $22,610)                                                    22,610
                                                                    -----------
  TOTAL INVESTMENTS - 109.4%
     (Cost $383,768)                                                $   415,069
                                                                    ===========

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

66                               1.800.433.6884

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $379,445 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*     NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 WAS $28,932 (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

SMALL CAP ADVANTAGE FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 95.0%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 14.9%
     American Greetings, Cl A                              1,000         $   25
     Arctic Cat                                           15,300            277
     Asbury Automotive Group (A)                           3,100             69
     Belo, Cl A                                           19,000            340
     Bluegreen (A)*                                       14,200            120
     Bob Evans Farms                                       2,200             71
     Columbia Sportswear                                     600             38
     Ethan Allen Interiors (A)                               200              7
     Finish Line, Cl A                                     7,200             49
     Fred's                                                3,200             38
     Furniture Brands International (A)                   15,600            172
     Hooker Furniture                                      6,100            124
     Kellwood                                              8,600            221
     Lifetime Brands (A)                                  13,000            252
     Modine Manufacturing                                 10,700            274
     Nautilus (A)                                         12,400            122
     Pacific Sunwear of California*                        6,400            115
     PEP Boys-Manny Moe & Jack (A)                        19,900            337
     PF Chang's China Bistro (A)*                          7,000            229
     Regis                                                11,800            411
     Rent-A-Center*                                        3,300             64
     Ruby Tuesday (A)                                     11,700            260
     Salem Communications, Cl A                           12,700            108
     Steak N Shake*                                        3,300             49
     Timberland, Cl A*                                     2,400             57
     Valuevision Media, Cl A (A)*                         22,300            203
     Warnaco Group*                                        2,900            105
                                                                         ------
                                                                          4,137
                                                                         ------
  CONSUMER STAPLES - 3.0%
     Elizabeth Arden*                                     12,400            267
     MGP Ingredients (A)                                   3,400             55
     Performance Food Group*                               6,200            178
     Sanderson Farms                                       8,400            335
                                                                         ------
                                                                            835
                                                                         ------
  ENERGY - 5.0%
     Alpha Natural Resources*                              8,300            148
     Brigham Exploration*                                 77,800            377
     Callon Petroleum*                                    14,900            209
     Grey Wolf*                                           27,000            200
     Horizon Offshore (A)*                                 5,100             94
     Hornbeck Offshore Services (A)*                       1,600             69
     Knightsbridge Tankers (A)                             2,700             73
     Oil States International*                             5,000            219
     Petroleum Development*                                  200              8
                                                                         ------
                                                                          1,397
                                                                         ------

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - 16.2%
     Amcore Financial (A)                                  9,000         $  217
     American Home Mortgage Investment REIT (A)            4,400              5
     Anthracite Capital REIT (A)                          32,500            306
     Aspen Insurance Holdings                             17,100            418
     Asset Acceptance Capital                              1,500             21
     BankUnited Financial, Cl A (A)                       14,700            248
     Commerce Group (A)                                    8,900            256
     Downey Financial (A)                                  3,900            207
     Encore Capital Group*                                12,300            127
     First Bank of Puerto Rico (A)                        28,600            263
     Flagstar Bancorp                                     29,900            320
     Great Southern Bancorp (A)                            4,200            106
     Infinity Property & Casualty                          4,700            207
     Luminent Mortgage Capital REIT (A)                   44,100            323
     MCG Capital (A)                                       5,400             78
     Newcastle Investment REIT (A)                         9,000            162
     Odyssey Re Holdings                                   7,000            246
     Pacific Capital Bancorp NA                            9,200            192
     Redwood Trust REIT (A)                                6,400            184
     Taylor Capital Group                                  3,300             90
     Vineyard National Bancorp (A)                        16,485            341
     W Holding (A)                                        78,300            173
                                                                         ------
                                                                          4,490
                                                                         ------
  HEALTH CARE - 11.6%
     Albany Molecular Research*                            9,100            134
     Apria Healthcare Group*                              13,100            344
     Aspect Medical Systems (A)*                           9,500            129
     Candela*                                             28,000            283
     Conmed (A)*                                           4,400            123
     Greatbatch*                                          11,000            341
     Kindred Healthcare*                                  14,700            394
     Martek Biosciences (A)*                              13,600            349
     Merit Medical Systems*                               15,800            177
     Par Pharmaceutical*                                   1,900             45
     Perrigo (A)                                          16,800            313
     RehabCare Group*                                      7,700            109
     STERIS (A)                                           13,100            358
     Varian (A)*                                           2,200            132
                                                                         ------
                                                                          3,231
                                                                         ------
  INDUSTRIALS - 14.8%
     ABM Industries (A)                                    9,900            249
     ABX Air*                                              9,100             66
     American Woodmark (A)                                 6,600            198
     AO Smith                                              3,100            151
     Commercial Vehicle Group*                            13,800            200

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

68                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

SMALL CAP ADVANTAGE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INDUSTRIALS - (CONTINUED)
     Cubic                                                 2,900        $    80
     Deluxe (A)                                            8,800            332
     ExpressJet Holdings*                                 50,100            262
     Federal Signal                                       20,100            270
     Gibraltar Industries                                  6,400            124
     GrafTech International*                              24,900            386
     Griffon (A)*                                          1,500             26
     Labor Ready*                                          4,200             99
     MTC Technologies*                                    13,200            288
     Rush Enterprises, Cl A*                               8,500            238
     Saia*                                                17,100            346
     Spherion*                                            35,700            315
     United Stationers*                                    4,700            300
     Wabash National                                      13,600            173
     Werner Enterprises                                    1,200             23
                                                                        -------
                                                                          4,126
                                                                        -------
  INFORMATION TECHNOLOGY - 19.9%
     Adaptec*                                             91,900            322
     AMIS Holdings*                                        5,400             56
     Amkor Technology (A)*                                12,200            151
     Anaren*                                               7,000            121
     Anixter International*                                4,300            355
     Axcelis Technologies*                                23,400            130
     Black Box (A)                                        11,700            471
     Brooks Automation*                                   12,600            221
     Ciber*                                               55,500            421
     CMGI*                                               249,700            394
     Earthlink (A)*                                       45,000            313
     EMS Technologies*                                     4,700            103
     Gevity HR (A)                                         3,100             47
     Imation                                               1,700             53
     Insight Enterprises*                                  5,000            113
     IXYS (A)*                                            26,800            255
     JDA Software Group*                                   6,300            142
     Kulicke & Soffa Industries (A)*                         700              7
     Methode Electronics                                  10,100            163
     ON Semiconductor*                                    10,700            126
     Plantronics                                           4,600            129
     Progress Software*                                   10,400            315
     RF Micro Devices (A)*                                12,000             83
     Silicon Storage Technology*                          56,400            204
     Startek                                               8,000             88
     Sybase*                                              10,800            256

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     SYNNEX*                                               8,900        $   181
     TriQuint Semiconductor*                               3,800             17
     United Online (A)                                    20,100            284
     Utstarcom (A)*                                        5,700             18
                                                                        -------
                                                                          5,539
                                                                        -------
  MATERIALS - 4.8%
     Buckeye Technologies (A)*                             3,100             47
     Georgia Gulf (A)                                     15,200            246
     Headwaters (A)*                                      11,200            181
     Mercer International*                                11,700            102
     NN                                                   15,400            163
     Olin (A)                                              8,700            181
     Quanex (A)                                              600             27
     Sensient Technologies                                 4,000            102
     Worthington Industries (A)                           13,800            286
                                                                        -------
                                                                          1,335
                                                                        -------
  TELECOMMUNICATIONS - 2.6%
     Premiere Global Services*                             8,800            103
     SureWest Communications (A)                          11,300            305
     Syniverse Holdings*                                  16,000            215
     USA Mobility                                          3,900             93
                                                                        -------
                                                                            716
                                                                        -------
  UTILITIES - 2.2%
     Nicor                                                 3,000            118
     Westar Energy (A)                                    10,800            249
     WGL Holdings                                          8,200            245
                                                                        -------
                                                                            612
                                                                        -------
     TOTAL COMMON STOCK
        (Cost $28,664)                                                   26,418
                                                                        -------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

SMALL CAP ADVANTAGE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 32.0%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.430%, dated 07/31/07, matures on
       08/01/07, repurchase price $5,305,508
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $1,940,139 - $13,822,369,
       3.950% - 7.000%, 04/01/08 - 03/15/12,
       total market value $5,570,203)                   $  5,305       $  5,305
     Bear Stearns (B)
       5.450%, dated 07/31/07, matures on
       08/01/07, repurchase price $2,500,309
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $914,348 - $6,514,199,
       0.000% - 6.100%, 01/25/33 - 09/25/37,
       total market value $2,625,122)                      2,500          2,500
     Deutsche Bank Securities
       5.120%, dated 07/31/07, matures
       08/01/07, repurchase price $1,095,449
       (collateralized by a U.S. Treasury
       obligation, par value $1,136,000,
       3.875%, 07/15/10, total market
       value $1,117,409)                                   1,095          1,095
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $8,900)                                                      8,900
                                                                       --------
  TOTAL INVESTMENTS - 127.0%
    (Cost $37,564)                                                     $ 35,318
                                                                       ========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $27,820 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $7,103
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

Futures -- A summary of the open futures contracts held by the Fund at July 31, 2007, is as follows:

TYPE OF              NUMBER OF     EXPIRATION         UNREALIZED
CONTRACT             CONTRACTS        DATE        DEPRECIATION (000)
--------------------------------------------------------------------
Russell 2000 Index      7        September 2007        $ 55

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

70                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 97.7%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 17.2%
     American Axle & Manufacturing
        Holdings                                         110,900   $      2,684
     American Greetings, Cl A                             61,500          1,521
     Arctic Cat (A)                                      109,238          1,979
     ArvinMeritor (A)                                    182,100          3,611
     Belo, Cl A                                           99,900          1,788
     Blyth (A)                                            57,900          1,292
     BorgWarner                                           18,700          1,617
     CBRL Group (A)                                       38,300          1,472
     Ethan Allen Interiors (A)                            88,000          3,006
     Furniture Brands International (A)                   32,300            356
     Handleman (A)                                        26,000            123
     Hooker Furniture                                     11,844            240
     Jackson Hewitt Tax Service (A)                       40,900          1,112
     Journal Communications, Cl A                        291,300          3,085
     K2*                                                  30,000            438
     Kellwood (A)                                         46,700          1,197
     M/I Homes (A)                                         2,000             49
     Modine Manufacturing                                 56,500          1,446
     O'Charleys*                                          70,600          1,252
     Polaris Industries (A)                               64,700          3,194
     Rent-A-Center (A)*                                   47,750            927
     Rex Stores (A)*                                      65,200          1,326
     Ruby Tuesday (A)                                    129,100          2,872
     Ryland Group (A)                                     29,200            971
     Sonic Automotive, Cl A (A)                           72,400          1,984
     Stage Stores                                         89,700          1,600
     Standard Motor Products (A)                         101,000          1,257
     Stride Rite (A)                                      12,600            257
     Talbots (A)                                          68,400          1,573
     Tupperware Brands                                    79,000          2,055
     Zale (A)*                                             8,800            187
                                                                   ------------
                                                                         46,471
                                                                   ------------
  CONSUMER STAPLES - 2.8%
     Nash Finch (A)                                       34,700          1,398
     Ruddick (A)                                          65,900          1,832
     Seaboard                                              1,300          2,600
     Universal                                            32,800          1,811
                                                                   ------------
                                                                          7,641
                                                                   ------------
  ENERGY - 5.4%
     Grey Wolf*                                          568,400          4,212
     Holly                                                19,500          1,314
     Lufkin Industries (A)                                43,900          2,599
     Oil States International*                            73,500          3,215
     Swift Energy (A)*                                    28,500          1,218
     Tesoro (A)                                           38,000          1,893
                                                                   ------------
                                                                         14,451
                                                                   ------------

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - 27.7%
     Advanta, Cl B (A)                                   122,700   $      3,148
     Anthracite Capital REIT (A)                         149,300          1,403
     Citizens Republic Bancorp (A)                       138,901          2,236
     City Holding                                         74,800          2,457
     Commerce Group (A)                                  110,900          3,186
     Community Bank System (A)                           129,600          2,331
     Community Trust Bancorp                              30,400            872
     Dime Community Bancshares (A)                        75,700            847
     Federal Agricultural Mortgage, Cl C (A)              63,000          1,763
     Financial Federal (A)                                97,700          2,770
     First Charter (A)                                    47,375            873
     First Indiana (A)                                    45,106          1,414
     First Niagara Financial Group                        88,400          1,137
     FirstMerit (A)                                      175,200          3,211
     Flagstar Bancorp (A)                                 82,600            884
     Fremont General (A)                                  54,800            316
     Greater Bay Bancorp                                  72,600          1,951
     Harleysville Group (A)                               59,900          1,678
     Horace Mann Educators (A)                           108,200          1,929
     HRPT Properties Trust REIT (A)                      251,400          2,351
     Independent Bank                                     49,665            602
     IndyMac Bancorp (A)                                  43,800            964
     Integra Bank (A)                                     48,300            871
     LandAmerica Financial Group (A)                      25,600          1,961
     Luminent Mortgage Capital REIT (A)                  213,600          1,566
     NBT Bancorp (A)                                      55,200            999
     Newcastle Investment REIT (A)                        58,100          1,046
     Odyssey Re Holdings                                  57,100          2,010
     Ohio Casualty                                       117,500          5,101
     Old National Bancorp (A)                            204,100          2,939
     One Liberty Properties REIT (A)                      68,700          1,362
     Oriental Financial Group (A)                        110,300            984
     Presidential Life                                    60,400            985
     Provident Bankshares                                 70,200          2,015
     RAIT Financial Trust REIT (A)                        38,200            396
     RLI                                                  27,400          1,589
     Safety Insurance Group                               44,100          1,469
     Scottish Re Group (A)*                                2,100              9
     StanCorp Financial Group                             45,800          2,151
     United Bankshares (A)                                76,300          2,125
     Webster Financial (A)                                77,100          3,351
     Zenith National Insurance                            84,300          3,402
                                                                   ------------
                                                                         74,654
                                                                   ------------
  HEALTH CARE - 2.6%
     Alpharma, Cl A (A)                                   40,900          1,014
     Apria Healthcare Group*                             100,000          2,622
     Datascope                                            53,200          1,830

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           71

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
JULY 31, 2007

SMALL CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
     Lumenis*^                                                13   $         --
     STERIS (A)                                           58,600          1,603
                                                                   ------------
                                                                          7,069
                                                                   ------------
  INDUSTRIALS - 17.0%
     Alaska Air Group (A)*                                33,700            786
     Albany International, Cl A (A)                       37,700          1,413
     American Woodmark (A)                                42,500          1,277
     AO Smith (A)                                         74,000          3,593
     Applied Industrial Technologies                      57,000          1,618
     Arkansas Best (A)                                     5,942            214
     Crane                                                60,600          2,779
     Deluxe                                               74,100          2,798
     Ennis (A)                                            59,800          1,207
     EnPro Industries (A)*                                39,500          1,555
     GATX                                                 25,200          1,143
     Griffon (A)*                                         68,300          1,200
     IKON Office Solutions (A)                           214,100          2,967
     Kelly Services, Cl A (A)                             93,800          2,331
     Mesa Air Group (A)*                                 146,700            976
     Mueller Industries                                   53,300          1,966
     Mueller Water Products                               59,157            781
     NACCO Industries, Cl A (A)                           13,100          1,723
     PAM Transportation Services*                         73,100          1,358
     Regal-Beloit                                         38,500          1,953
     Ryder System (A)                                     45,100          2,452
     Saia*                                                69,700          1,410
     Spherion*                                           130,900          1,156
     Standex International                                37,400            886
     Timken (A)                                           59,400          1,984
     United Rentals*                                      39,600          1,273
     Walter Industries                                    35,800            895
     YRC Worldwide (A)*                                   68,400          2,197
                                                                   ------------
                                                                         45,891
                                                                   ------------

  INFORMATION TECHNOLOGY - 14.0%
     Aeroflex (A)*                                       140,500          1,971
     Asyst Technologies (A)*                             318,700          2,129
     Axcelis Technologies*                               345,500          1,917
     Black Box (A)                                         9,123            367
     Brocade Communications Systems*                     134,600            947
     Ciber*                                              121,000            918
     CTS                                                 114,100          1,454
     Gerber Scientific*                                   96,700          1,004
     Gevity HR                                            16,792            252
     JDA Software Group*                                  71,245          1,611
     Kemet (A)*                                          233,500          1,644

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
     Mentor Graphics (A)*                                164,500   $      1,976
     Methode Electronics (A)                             141,200          2,283
     MKS Instruments (A)*                                130,600          2,965
     Photronics*                                          71,300          1,000
     Quantum (A)*                                        694,300          1,965
     RF Micro Devices (A)*                               325,800          2,261
     Skyworks Solutions*                                 562,200          4,453
     Technitrol                                          137,600          3,577
     TriQuint Semiconductor*                             206,700            914
     United Online                                       150,700          2,128
                                                                   ------------
                                                                         37,736
                                                                   ------------

  MATERIALS - 7.4%
     FMC                                                  24,700          2,202
     Glatfelter                                           87,600          1,176
     HB Fuller (A)                                        46,000          1,271
     Olin (A)                                            114,100          2,381
     OM Group (A)*                                        24,600          1,192
     Quanex (A)                                           59,550          2,683
     Ryerson (A)                                          32,500          1,043
     Schulman A                                           63,000          1,463
     Schweitzer-Mauduit International                     64,829          1,480
     Sensient Technologies                                77,300          1,963
     Spartech (A)                                        120,100          2,648
     Wellman (A)                                         117,300            323
                                                                   ------------
                                                                         19,825
                                                                   ------------

  TELECOMMUNICATIONS - 0.8%
     Citizens Communications                                   1             --
     Golden Telecom (A)                                   33,200          2,143
                                                                   ------------
                                                                          2,143
                                                                   ------------
  UTILITIES - 2.8%
     Avista (A)                                           83,900          1,663
     Nicor (A)                                            42,900          1,691
     PNM Resources (A)                                    46,050          1,189
     Unisource Energy (A)                                 52,600          1,601
     Westar Energy                                        59,100          1,360
                                                                   ------------
                                                                          7,504
                                                                   ------------

     TOTAL COMMON STOCK
        (Cost $246,447)
                                                                        263,385
                                                                   ------------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

72                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MASTER NOTES - 8.3%
--------------------------------------------------------------------------------
     Bear Stearns (B)
        5.575%, 08/01/07                               $  12,500   $     12,500
     JPMorgan (B)
        5.455%, 08/15/07                                  10,000         10,000
                                                                   ------------
     TOTAL MASTER NOTES
        (Cost $22,500)
                                                                         22,500
                                                                   ------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 2.8%
--------------------------------------------------------------------------------
     Liquid Funding LLC (B) (C)
        5.350%, 11/30/07                                   5,000          4,999
     Morgan Stanley Dean Witter (B) (C)
        5.440%, 08/01/08                                   2,500          2,500
                                                                   ------------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $7,499)
                                                                          7,499
                                                                   ------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 23.3%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.430%, dated 07/31/07, matures on
        08/01/07, repurchase price $5,697,022
        (collateralized by portions of various
        corporate obligations, ranging in par
        value from $2,083,309 - $14,842,375,
        3.950% - 7.000%, 04/01/08 - 03/15/12,
        total market value $5,981,250)                     5,696          5,696
     Bear Stearns (B)
        5.425%, dated 07/31/07, matures on
        08/01/07, repurchase price $30,003,542
        (collateralized by portions of various
        corporate obligations, ranging in par
        value from $10,972,170 - $78,170,384,
        0.000% - 6.100%, 01/25/33 - 09/25/37,
        total market value $31,501,467)                   30,000         30,000
     Bear Stearns (B)
        5.450%, dated 07/31/07, matures on
        08/01/07, repurchase price $20,002,472
        (collateralized by portions of various
        corporate obligations, ranging in par
        value from $7,314,780 - $52,113,590,
        0.000% - 6.100%, 01/25/33 - 09/25/37,
        total market value $21,000,978)                   20,000         20,000

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Deutsche Bank Securities
        5.120%, dated 07/31/07, matures
        08/01/07, repurchase price $6,598,168
        (collateralized by various U.S. Government
        obligations ranging in par value
        $2,458,000 - $4,229,000,
        3.750% - 4.625%, 05/15/08 - 02/29/12,
        total market value $6,729,274)                 $   6,597   $      6,597
     Lehman Brothers (B)
        5.425%, dated 07/31/07, matures on
        08/01/07, repurchase price $500,075
        (collateralized by a mortgage
        obligation, par value $563,304,
        6.020%, 10/20/46, total market
         value $510,128)                                     500            500
                                                                   ------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $62,793)                                                   62,793
                                                                   ------------
  TOTAL INVESTMENTS - 132.1%
     (Cost $339,239)                                               $    356,177
                                                                   ============

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $269,572 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $76,537
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
REIT -- REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           73

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - 98.1%+
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 11.6%
     Autoliv                                              40,000     $    2,237
     Belo, Cl A (A)                                      151,250          2,707
     Comcast, Cl A*                                      340,000          8,898
     Harrah's Entertainment                               25,000          2,117
     Home Depot                                          100,000          3,717
     Lee Enterprises (A)                                 125,100          2,203
     Leggett & Platt (A)                                 120,000          2,488
     Macy's (A)                                           65,000          2,345
     News, Cl A                                          475,000         10,032
     Pulte Homes (A)                                     200,000          3,868
     Target (A)                                           45,000          2,726
     Time Warner                                         325,000          6,259
     Washington Post, Cl B                                 4,900          3,875
     WCI Communities (A)*                                 60,000            530
     Wyndham Worldwide*                                   70,000          2,355
                                                                     ----------
                                                                         56,357
                                                                     ----------
  CONSUMER STAPLES - 9.2%
     Altria Group                                        170,000         11,300
     Cadbury Schweppes ADR                               155,000          7,708
     Diageo ADR                                           41,400          3,381
     Fomento Economico Mexicano ADR                       90,000          3,332
     Kraft Foods, Cl A                                    80,000          2,620
     Nestle ADR                                           82,500          7,970
     Universal                                            30,000          1,656
     Wal-Mart Stores                                     142,700          6,557
                                                                     ----------
                                                                         44,524
                                                                     ----------
  ENERGY - 12.2%
     Chevron                                             183,800         15,671
     ConocoPhillips                                       96,000          7,761
     Exxon Mobil                                         188,700         16,064
     Halliburton (A)                                     110,000          3,962
     Marathon Oil                                         90,000          4,968
     Peabody Energy                                       45,000          1,902
     Suncor Energy                                        30,000          2,714
     Williams                                            200,000          6,450
                                                                     ----------
                                                                         59,492
                                                                     ----------
  FINANCIALS - 22.4%
     Aflac                                                50,000          2,606
     American International Group (A)                    126,400          8,112
     Bank of America                                     190,000          9,010
     Bank of New York Mellon                             154,245          6,563
     Berkshire Hathaway, Cl B*                             2,800         10,091
     Citigroup                                           335,800         15,638
     Genworth Financial, Cl A                             95,000          2,899
     Goldman Sachs Group (A)                              25,000          4,709
     Hanover Insurance Group                              52,300          2,295

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     JPMorgan Chase                                      270,000     $   11,883
     Marsh & McLennan (A)                                246,100          6,780
     MetLife (A)                                          40,000          2,409
     Morgan Stanley                                       58,600          3,743
     Prudential Financial (A)                             55,000          4,875
     Travelers                                           100,000          5,078
     Washington Mutual                                   110,000          4,128
     Wells Fargo                                         167,000          5,640
     XL Capital, Cl A (A)                                 35,000          2,725
                                                                     ----------
                                                                        109,184
                                                                     ----------
  HEALTH CARE - 6.0%
     Baxter International                                 90,000          4,734
     Boston Scientific (A)*                              135,000          1,775
     Covidien (A)                                         67,500          2,764
     GlaxoSmithKline ADR (A)                             112,900          5,767
     Merck                                               100,000          4,965
     Pfizer                                              385,000          9,052
                                                                     ----------
                                                                         29,057
                                                                     ----------
  INDUSTRIALS - 13.0%
     Avery Dennison (A)                                   77,000          4,723
     Boeing                                               35,000          3,620
     General Electric                                    615,000         23,837
     Honeywell International                             110,700          6,366
     Insituform Technologies, Cl A (A)*                  125,000          2,065
     Masco (A)                                            90,000          2,449
     Pitney Bowes                                        110,000          5,071
     Tyco International                                   67,500          3,192
     USG (A)*                                            115,000          4,774
     Waste Management                                    193,000          7,340
                                                                     ----------
                                                                         63,437
                                                                     ----------
  INFORMATION TECHNOLOGY - 13.8%
     Accenture, Cl A                                     175,000          7,373
     Cisco Systems*                                      175,000          5,059
     Corning                                             240,000          5,721
     Diebold (A)                                          71,500          3,623
     EMC*                                                156,700          2,900
     First Data                                          140,000          4,451
     Hewlett-Packard                                      90,000          4,143
     International Business Machines (A)                  81,500          9,018
     Microsoft                                           465,300         13,489
     Nokia ADR                                           205,000          5,871
     Tyco Electronics (A)                                 67,500          2,418
     Western Union                                       145,000          2,893
                                                                     ----------
                                                                         66,959
                                                                     ----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

74                               1.800.433.6884

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  MATERIALS - 4.3%
     Alcoa                                                85,000     $    3,247
     Ashland                                              42,000          2,565
     Cabot                                                55,000          2,221
     Dow Chemical                                         53,000          2,304
     EI Du Pont de Nemours                                50,000          2,336
     Rio Tinto ADR                                        11,650          3,368
     Weyerhaeuser                                         71,500          5,094
                                                                     ----------
                                                                         21,135
                                                                     ----------
  TELECOMMUNICATIONS - 3.6%
     Verizon Communications (A)                          410,000         17,474
                                                                     ----------
  UTILITIES - 2.0%
     Questar (A)                                         185,000          9,527
                                                                     ----------
     TOTAL COMMON STOCK
        (Cost $342,637)                                                 477,146
                                                                     ----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
     Templeton Dragon Fund                                74,000          2,063
                                                                     ----------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $650)                                                       2,063
                                                                     ----------

--------------------------------------------------------------------------------
  MASTER NOTES - 5.2%
--------------------------------------------------------------------------------
     Bear Stearns (B)
        5.575%, 08/01/07                               $  15,000         15,000
     JPMorgan (B)
        5.455%, 08/15/07                                  10,000         10,000
                                                                     ----------
     TOTAL MASTER NOTES
        (Cost $25,000)                                                   25,000
                                                                     ----------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 2.1%
--------------------------------------------------------------------------------
     Liquid Funding LLC (B) (C)
        5.350%, 11/30/07                                   5,000          4,999
        5.339%, 06/11/08                                   2,500          2,499
     Morgan Stanley Dean Witter (B) (C)
        5.440%, 11/30/07                                   2,500          2,500
                                                                     ----------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $9,998)                                                     9,998
                                                                     ----------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 2.5%
--------------------------------------------------------------------------------
     Bank of America (B)
        5.430%, dated 07/31/07, matures on
        08/01/07, repurchase price $5,407,378
        (collateralized by portions of various
        corporate obligations, ranging in par
        value from $1,977,391 - $14,087,770,
        3.950% - 7.000%, 04/01/08 - 03/15/12,
        total market value $5,677,156)                 $   5,407     $    5,407
     Deutsche Bank Securities
        5.120%, dated 07/31/07, matures
        08/01/07, repurchase price $6,900,288
        (collateralized by a U.S. Treasury
        obligation, par value $6,906,000,
        4.625%, 02/29/12, total market
        value $7,038,243)                                  6,899          6,899
                                                                     ----------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $12,306)                                                   12,306
                                                                     ----------
  TOTAL INVESTMENTS - 108.3%
     (Cost $390,591)                                                 $  526,513
                                                                     ==========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $486,369 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 WAS $38,386 (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

ADR -- AMERICAN DEPOSITARY RECEIPT
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           75

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 86.9%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 1.5%                            91,722    $     1,195
     HighMark Core Equity Fund,
       Fiduciary Shares - 22.8%                        1,833,242         18,259
     Highmark International Opportunities
       Fund, Fiduciary Shares - 16.6%                  1,334,042         13,247
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 12.7%                        1,015,910         10,190
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 7.5%                           398,003          6,034
     Highmark Small Cap Advantage Fund,
       Fiduciary Shares - 7.3%*                          308,759          5,814
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 2.3%                           107,067          1,826
     HighMark Value Momentum Fund,
       Fiduciary Shares - 16.2%                          536,324         12,984
                                                                    -----------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $64,678)                                                    69,549
                                                                    -----------

--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME REGISTERED
  INVESTMENT COMPANIES - 9.0%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 1.6%                           126,955          1,320
     Highmark Short Term Bond Fund,
       Fiduciary Shares - 7.4%                           603,048          5,922
                                                                    -----------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
       INVESTMENT COMPANIES
       (Cost $7,245)                                                      7,242
                                                                    -----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 2.1%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
       Institutional Class                               137,539          1,668
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $1,709)                                                      1,668
                                                                    -----------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 2.0%
--------------------------------------------------------------------------------
     Deutsche Bank Securities,
       5.120%, dated 07/31/07, matures on
       08/01/07, repurchase price $1,564,950
       (collateralized by a U.S. Government
       obligation, par value $1,304,000,
       6.625%, 02/15/27, total market
       value $1,596,565)                              $    1,565    $     1,565
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $1,565)                                                      1,565
                                                                    -----------
  TOTAL INVESTMENTS - 100.0%
    (Cost $75,197)                                                  $    80,024
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $79,987 (000).

*     NON-INCOME PRODUCING SECURITY.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

76                               1.800.433.6884

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

DIVERSIFIED EQUITY ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 98.0%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 1.7%                             9,249    $       120
     HighMark Core Equity Fund,
       Fiduciary Shares - 28.4%                          200,704          1,999
     Highmark International Opportunities
       Fund, Fiduciary Shares - 20.6%                    145,985          1,450
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 11.1%                           77,624            779
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 5.3%                            24,674            374
     Highmark Small Cap Advantage Fund,
       Fiduciary Shares - 8.2%*                           30,562            575
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 2.5%                            10,525            179
     HighMark Value Momentum Fund,
       Fiduciary Shares - 20.2%                           58,717          1,422
                                                                    -----------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $6,864)                                                      6,898
                                                                    -----------
--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 2.3%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
       Institutional Class                                13,622            165
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $169)                                                          165
                                                                    -----------
  TOTAL INVESTMENTS - 100.3%
    (Cost $7,033)                                                   $     7,063
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $7,040 (000).

*     NON-INCOME PRODUCING SECURITY.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           77

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
JULY 31, 2007

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 67.6%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 1.3%                            68,499    $       893
     HighMark Core Equity Fund,
       Fiduciary Shares - 16.8%                        1,186,082         11,813
     Highmark International Opportunities
       Fund, Fiduciary Shares - 13.4%                    954,161          9,475
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 10.2%                          720,069          7,222
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 6.3%                           293,326          4,447
     Highmark Small Cap Advantage Fund,
       Fiduciary Shares - 5.9%*                          222,485          4,189
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 1.8%                            72,803          1,241
     HighMark Value Momentum Fund,
       Fiduciary Shares - 11.9%                          346,922          8,399
                                                                    -----------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $43,956)                                                    47,679
                                                                    -----------

--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME REGISTERED
  INVESTMENT COMPANIES - 27.6%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 11.6%                          788,625          8,202
     Highmark Short Term Bond Fund,
       Fiduciary Shares - 16.0%                        1,148,908         11,282
                                                                    -----------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
       INVESTMENT COMPANIES
       (Cost $19,600)                                                    19,484
                                                                    -----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 1.7%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
       Institutional Class                                98,830          1,199
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $1,227)                                                      1,199
                                                                    -----------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 3.3%
--------------------------------------------------------------------------------
     Deutsche Bank Securities,
       5.120%, dated 07/31/07, matures on
       08/01/07, repurchase price $2,297,030
       (collateralized by a U.S. Government
       obligation, par value $1,988,000,
       11.750%, 11/15/14, total market
       value $2,342,988)                              $    2,297    $     2,297
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $2,297)                                                      2,297
                                                                    -----------
  TOTAL INVESTMENTS - 100.2%
    (Cost $67,080)                                                  $    70,659
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $70,514 (000).

*     NON-INCOME PRODUCING SECURITY.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

78                               1.800.433.6884

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  AFFILIATED FIXED INCOME REGISTERED
  INVESTMENT COMPANIES - 56.1%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 23.8%                          214,192    $     2,228
     Highmark Short Term Bond Fund,
       Fiduciary Shares - 32.3%                          306,965          3,014
                                                                    -----------
     TOTAL AFFILIATED FIXED INCOME REGISTERED
       INVESTMENT COMPANIES
       (Cost $5,281)                                                      5,242
                                                                    -----------

--------------------------------------------------------------------------------
  AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 38.1%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 0.7%                             4,784             62
     HighMark Core Equity Fund,
       Fiduciary Shares - 10.7%                           99,984            996
     Highmark International Opportunities
       Fund, Fiduciary Shares - 4.2%                      39,722            394
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 7.3%                            68,242            685
     HighMark Large Cap Value Fund,
       Fiduciary Shares - 3.5%                            21,603            328
     Highmark Small Cap Advantage Fund,
       Fiduciary Shares - 3.1%*                           15,530            292
     HighMark Small Cap Value Fund,
       Fiduciary Shares - 1.0%                             5,423             92
     HighMark Value Momentum Fund,
       Fiduciary Shares - 7.6%                            29,251            708
                                                                    -----------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $3,276)                                                      3,557
                                                                    -----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
     JPMorgan Small Cap Growth Fund,
       Institutional Class                                 6,733             82
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $84)                                                            82
                                                                    -----------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 4.9%
--------------------------------------------------------------------------------
     Deutsche Bank Securities,
       5.120%, dated 07/31/07, matures on
       08/01/07, repurchase price $459,772
       (collateralized by a U.S. Government
       obligation, par value $477,000,
       3.875%, 07/15/10, total market
       value $469,194)                                $      460    $       460
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $460)                                                          460
                                                                    -----------
  TOTAL INVESTMENTS - 100.0%
     (Cost $9,101)                                                  $     9,341
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $9,337 (000).

*     NON-INCOME PRODUCING SECURITY.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                           79

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 42.1%
--------------------------------------------------------------------------------
     FHLMC Gold
       6.500%, 11/01/09                              $       482    $       485
       6.000%, 10/01/09                                      652            652
       6.000%, 06/01/13                                    1,288          1,302
       6.000%, 09/01/13                                    1,188          1,201
       6.000%, 09/01/17                                    3,075          3,098
       6.000%, 11/01/17                                      904            910
       6.000%, 12/01/36                                    7,288          7,234
       5.500%, 03/01/17                                      892            886
       5.500%, 08/01/21                                    8,555          8,450
       5.000%, 10/01/20                                    1,634          1,586
       5.000%, 07/01/35                                    4,935          4,643
       4.500%, 05/01/19                                    2,047          1,956
       4.500%, 07/01/19                                    5,937          5,675
       4.500%, 04/01/20                                      802            767
       4.000%, 04/01/18                                    4,734          4,426
       4.000%, 06/01/19                                   10,367          9,659
     FHLMC, CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                                    2,000          2,043
     FNMA
       8.500%, 05/01/25                                       31             33
       8.000%, 08/01/24                                        4              5
       8.000%, 09/01/24                                       --              1
       8.000%, 07/01/26                                       39             41
       8.000%, 06/01/30                                       20             21
       7.500%, 12/01/26                                      267            280
       7.000%, 02/01/09                                      128            128
       7.000%, 12/01/10                                      418            420
       7.000%, 05/01/30                                       42             43
       6.500%, 12/01/07                                       19             19
       6.500%, 04/01/14                                      724            740
       6.500%, 03/01/24                                       72             73
       6.500%, 05/01/26                                       69             71
       6.500%, 01/01/28                                       32             32
       6.500%, 03/01/28                                       40             41
       6.500%, 04/01/28                                      179            183
       6.500%, 01/01/29                                      886            905
       6.500%, 06/01/29                                      958            977
       6.500%, 07/01/29                                      481            491
       6.500%, 08/01/29                                      204            208
       6.500%, 05/01/30                                      674            688
       6.000%, 05/01/09                                       10             10
       6.000%, 09/01/10                                       51             51
       6.000%, 05/01/11                                       60             61
       6.000%, 01/01/12                                       42             42
       6.000%, 03/01/13                                       94             95
       6.000%, 08/01/14                                    3,326          3,356
       6.000%, 05/01/16                                      880            887

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA - (continued)
       6.000%, 10/01/16                               $    1,100    $     1,108
       6.000%, 11/01/17                                    2,435          2,454
       6.000%, 12/01/27                                       88             88
       6.000%, 07/01/28                                      527            526
       6.000%, 08/01/28                                      148            148
       6.000%, 10/01/28                                      330            330
       6.000%, 12/01/28                                    2,230          2,227
       5.500%, 01/01/17                                      579            575
       5.500%, 02/01/17                                      382            379
       5.500%, 12/01/17                                    2,944          2,921
       5.500%, 11/01/33                                    8,322          8,078
       5.500%, 04/01/35                                    3,812          3,691
       5.500%, 04/01/36                                   10,401         10,071
       5.000%, 01/01/09                                      465            461
       5.000%, 11/01/17                                    3,787          3,693
       5.000%, 12/01/17                                    1,424          1,389
       5.000%, 02/01/18                                    4,172          4,066
       5.000%, 11/01/18                                      592            577
       5.000%, 03/01/34                                    8,143          7,681
       5.000%, 08/01/34                                    4,025          3,796
       5.000%, 07/01/35                                    5,411          5,090
       4.500%, 04/01/18                                   22,653         21,684
       4.500%, 08/01/18                                    2,561          2,451
       4.500%, 07/01/20                                    7,831          7,485
     FNMA, CMO REMIC, Ser 2003-25, Cl CD
       3.500%, 03/25/17                                    4,870          4,678
     GNMA
       8.000%, 04/15/17                                       30             32
       8.000%, 05/15/17                                       18             19
       8.000%, 11/15/26                                      307            325
       8.000%, 12/15/26                                      113            120
       7.500%, 05/15/23                                      127            133
       7.500%, 01/15/24                                      117            122
       7.500%, 02/15/24                                       74             77
       7.500%, 02/15/27                                       24             26
       7.500%, 06/15/27                                       56             59
       7.500%, 07/15/27                                       17             18
       7.500%, 08/15/27                                       55             57
       7.000%, 01/15/24                                       53             55
       7.000%, 04/15/24                                       36             38
       6.500%, 06/15/23                                      135            138
       6.500%, 12/15/23                                       71             73
       6.500%, 01/15/24                                       21             21
       6.500%, 02/15/24                                      110            112
       6.500%, 10/15/25                                       58             59
       6.500%, 04/15/26                                       56             57

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

80                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     GNMA - (continued)
       6.500%, 01/15/29                               $      256    $       262
       6.500%, 05/15/29                                      834            853
       6.500%, 06/15/29                                       69             70
       6.000%, 07/15/28                                       72             72
       6.000%, 08/15/28                                      133            134
       6.000%, 09/15/28                                      550            553
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $167,341)                                                  164,007
                                                                    -----------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 34.2%
--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY - 5.8%
     Comcast Cable Communications
       6.875%, 06/15/09                                    4,340          4,445
     News America Holdings
       7.750%, 02/01/24                                    1,000          1,091
     Staples
       7.125%, 08/15/07                                    4,000          4,002
     Time Warner
       7.480%, 01/15/08                                    7,100          7,167
     Time Warner Entertainment
       8.375%, 03/15/23                                    5,000          5,763
                                                                    -----------
                                                                         22,468
                                                                    -----------
  CONSUMER STAPLES - 0.7%
     Safeway
       7.500%, 09/15/09                                    2,468          2,568
                                                                    -----------
  ENERGY - 2.1%
     ConocoPhillips
       7.125%, 03/15/28                                    3,000          3,050
     Kinder Morgan
       7.250%, 03/01/28                                    5,600          5,152
                                                                    -----------
                                                                          8,202
                                                                    -----------
  FINANCIALS - 11.5%
     Associates
       6.950%, 11/01/18                                    4,000          4,290
     Bank One
       6.000%, 08/01/08                                      500            502
     Citigroup
       6.200%, 03/15/09                                    5,200          5,284
     GE Global Insurance
       7.750%, 06/15/30                                    5,000          5,767

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
     HSBC Bank USA (A)
       3.875%, 09/15/09                               $    4,200    $     4,073
     John Hancock Financial Services
       5.625%, 12/01/08                                    5,000          5,022
     Liquid Funding LLC (B) (C)
       5.350%, 11/30/07                                    2,500          2,499
       5.339%, 06/11/08                                    2,500          2,500
     Morgan Stanley
       6.750%, 04/15/11                                    5,500          5,695
     U.S. Bancorp
       6.875%, 09/15/07                                    4,300          4,305
     Wachovia
       3.625%, 02/17/09                                    5,000          4,875
                                                                    -----------
                                                                         44,812
                                                                    -----------
  FOREIGN GOVERNMENTS - 2.1%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                    1,125          1,416
     Pemex Project Funding Master Trust
       9.125%, 10/13/10                                    5,000          5,475
     Province of Saskatchewan
       9.375%, 12/15/20                                    1,000          1,349
                                                                    -----------
                                                                          8,240
                                                                    -----------
  HEALTH CARE - 2.4%
     HCA
       7.875%, 02/01/11                                    5,000          4,800
     United Health Group
       5.250%, 03/15/11                                    4,500          4,480
                                                                    -----------
                                                                          9,280
                                                                    -----------
  INDUSTRIALS - 1.9%
     Continental Airlines, Ser 98-1B
       6.748%, 03/15/17                                    2,452          2,378
     General Electric
       5.000%, 02/01/13                                    5,000          4,882
                                                                    -----------
                                                                          7,260
                                                                    -----------
  INFORMATION TECHNOLOGY - 1.9%
     Cisco Systems
       5.250%, 02/22/11                                    5,000          4,975
     International Business Machines
       6.500%, 01/15/28                                    2,500          2,646
                                                                    -----------
                                                                          7,621
                                                                    -----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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JULY 31, 2007

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
  TELECOMMUNICATION - 2.3%
     Bell Atlantic of Maryland
       8.000%, 10/15/29                                 $  2,980      $   3,340
     New England Telephone & Telegraph
       7.875%, 11/15/29                                    4,925          5,451
                                                                      ---------
                                                                          8,791
                                                                      ---------
  UTILITIES - 3.5%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                                      711            713
     Baltimore Gas & Electric, MTN, Ser G
       5.780%, 10/01/08                                    4,000          4,007
     Consolidated Edison of New York, Ser G
       7.000%, 03/01/29                                    1,250          1,285
     Midamerican Energy Holdings, Ser D
       5.000%, 02/15/14                                      400            384
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                    2,500          2,635
     Virginia Electric & Power, Ser A
       4.750%, 03/01/13                                    5,000          4,770
                                                                      ---------
                                                                         13,794
                                                                      ---------

     TOTAL CORPORATE OBLIGATIONS
       (Cost $131,787)                                                  133,036
                                                                      ---------

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS - 12.1%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
       8.125%, 08/15/19                                    2,500          3,221
       7.250%, 05/15/16                                   16,100         18,906
       7.125%, 02/15/23                                    4,000          4,901
     U.S. Treasury Inflation Index Note (A)

       3.000%, 07/15/12                                   19,658         20,175
                                                                      ---------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $44,681)                                                    47,203
                                                                      ---------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - 10.2%
--------------------------------------------------------------------------------
     CenterPoint Energy Transition Bond Co. II,
       Ser A, Cl A3
       5.090%, 02/01/14                                    6,600          6,477
     Citibank Credit Card Master Trust,
       Ser 1999-2, Cl A
       5.875%, 03/10/11                                   11,000         11,130
     MBNA Credit Card Master Note Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                    7,000          7,027

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     MBNA Credit Card Master Note Trust,
       Ser 2005-A7, Cl A7
       4.300%, 02/15/11                                 $  5,500      $   5,451
     PG&E Energy Recovery Funding,
       Ser 2005-2, Cl A2
       5.030%, 03/25/14                                    5,600          5,590
     TXU Electric Delivery Transition Bond,
       Ser 2004-1, Cl A3
       5.290%, 05/15/18                                    4,000          3,939
                                                                      ---------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $39,714)                                                    39,614
                                                                      ---------

--------------------------------------------------------------------------------
  MASTER NOTES - 5.4%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.435%, 08/01/07                                    3,500          3,500
     Bear Stearns (B)
       5.575%, 08/01/07                                   12,500         12,500
     JPMorgan (B)
       5.455%, 08/15/07                                    5,000          5,000
                                                                      ---------
     TOTAL MASTER NOTES
       (Cost $21,000)                                                    21,000
                                                                      ---------

--------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATION - 1.5%
--------------------------------------------------------------------------------
     FNMA
       5.000%, 04/15/15                                    5,800          5,703
                                                                      ---------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $5,851)                                                      5,703
                                                                      ---------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - 0.7%
--------------------------------------------------------------------------------
     Autobahn Funding (B) (D)
       5.501%, 08/01/07                                    2,905          2,905
                                                                      ---------
     TOTAL COMMERCIAL PAPER
       (Cost $2,905)                                                      2,905
                                                                      ---------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 7.5%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.430%, dated 07/31/07, matures on
       08/01/07, repurchase price $2,945,028
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $1,076,984 - $7,672,893,
       3.950% - 7.000%, 04/01/08 - 03/15/12,
       total market value $3,092,058)                      2,945          2,945

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

82                                1.800.433.6884

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
     Bear Stearns (B)
       5.450%, dated 07/31/07, matures on
       08/01/07, repurchase price $5,000,618
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $1,828,695 - $13,028,397,
       0.000% - 6.100%, 01/25/33 - 09/25/37,
       total market value $5,250,245)                   $  5,000      $   5,000
     Deutsche Bank Securities
       5.120%, dated 07/31/07, matures on
       08/01/07, repurchase price $5,835,144
       (collateralized by a U.S. Government
       obligation, par value $6,003,000,
       0.000%, 10/04/07, total market
       value $5,951,614)                                   5,834          5,834
     Lehman Brothers (B)
       5.425%, dated 07/31/07, matures on
       08/01/07, repurchase price $15,502,336
       (collateralized by a mortgage obligation,
       par value $17,462,427, 6.020%, 10/20/46,
       total market value $15,813,960)                    15,500         15,500
                                                                      ---------

     TOTAL REPURCHASE AGREEMENTS
       (Cost $29,279)                                                    29,279
                                                                      ---------

   TOTAL INVESTMENTS - 113.7%
     (Cost $442,558)                                                  $ 442,747
                                                                      =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $389,357 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 WAS $48,365 (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

(D) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY, AS OF JULY 31, 2007, WAS $2,905 (000) AND REPRESENTED 0.7% OF NET ASSETS.

CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 98.4%
--------------------------------------------------------------------------------
  CALIFORNIA - 98.4%
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 02/01/08 @ 101
       5.200%, 08/01/08                                 $  1,000    $     1,016
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                      460            492
     Brentwood, Unified School District,
       Ser B, GO, FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                      410            427
     Burlingame, Elementary School
       District, GO, FSA Insured
       5.250%, 07/15/16                                      795            872
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds,
       Ser A, RB, FGIC Insured
       5.000%, 02/01/14                                    2,000          2,132
     California State, Department of
       Water Resources Power Supply,
       Ser A, RB, AMBAC Insured
       Callable 05/01/12 @ 101
       5.500%, 05/01/15                                    1,225          1,321
     California State, Department of
       Water Resources, Central Valley
       Project, Water System,
       Ser W, RB, FSA Insured
       5.500%, 12/01/14                                    1,315          1,453
     California State, Department of
       Water Resources, Central Valley
       Project, Water System,
       Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                    1,000          1,061
     California State, Educational Facilities
       Authority, Loyola-Marymount
       University, Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                    1,560          1,605
     California State, Educational Facilities
       Authority, Stanford University,
       Ser P, RB
       5.250%, 12/01/13                                      800            866
     California State, Educational Facilities
       Authority, Stanford University,
       Ser R, RB
       5.000%, 11/01/11                                      610            641

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, GO
       6.250%, 04/01/08                                 $  1,000    $     1,017
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                    1,000          1,024
     California State, Public Works
       Board Lease, Various University
       of California Projects,
       Ser A, RB, AMBAC Insured
     Callable 12/01/07 @ 102
       5.100%, 12/01/10                                    1,000          1,025
     Chaffey, Unified High School District,
       GO, FGIC Insured
       5.000%, 08/01/15                                    1,000          1,076
     Coast Community College,
       GO, MBIA Insured
       5.250%, 08/01/15                                    1,000          1,093
     Contra Costa County, Merrithew
       Memorial Hospital Project,
       COP, MBIA Insured
       Prerefunded @ 102 (A)
       5.500%, 11/01/07                                    2,160          2,213
       5.200%, 11/01/07                                    2,000          2,047
       Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
     6.000%, 03/01/09                                      1,000          1,036
       Corona-Norca, Unified School District,
       Election 2006, Ser A, GO, FSA Insured
       5.000%, 08/01/17                                      500            540
     Cupertino, Unified School District, GO,
       FSA Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/13                                      595            628
     East Bay, Municipal Utility District,
       Water System Project,
       RB, MBIA Insured
       Prerefunded @ 100 (A)
       5.250%, 06/01/11                                    1,750          1,846
     Eastern Municipal Water District,
       Ser A, COP, FGIC Insured
       Callable 07/01/11 @ 100
       5.375%, 07/01/16                                    2,120          2,236
       5.375%, 07/01/17                                    2,410          2,539
       5.250%, 07/01/12                                      300            316
       5.250%, 07/01/13                                    1,000          1,053
     El Camino, Community College, GO,
       FSA Insured
       Callable 08/01/15 @ 100
       5.000%, 08/01/16                                    1,000          1,071

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

84                               1.800.433.6884

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Fallbrook, Unified High School District,
       GO, FGIC Insured
       5.375%, 09/01/12                                 $    250    $       269
     Fremont, Unified High School District,
       Ser B, ETM, GO
       5.000%, 09/01/10                                      600            623
     Fresno, Joint Powers Financing Authority,
       Fresno City Hall, RB, AMBAC Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                      500            512
     Joshua Basin-Hi Desert Financing
       Authority, Water District Project,
       RB, AMBAC Insured
       4.900%, 05/01/09                                      465            475
     Kings River, Conservation District,
       Pine Flat Power, Ser F, RB
       4.625%, 01/01/11                                      500            513
     Livermore-Amador Valley,
       Water Management Authority,
       Ser A, RB, AMBAC Insured
       Callable 08/01/11 @ 100
       5.250%, 08/01/14                                      750            792
       5.000%, 08/01/13                                      400            419
     Los Angeles Community College,
       2003 Election, Ser E, GO FSA Insured
       Callable 08/01/16 @ 100
       5.000%, 08/01/17                                    1,000          1,072
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       A-1st Senior, Ser B, RB, FSA Insured
       5.250%, 07/01/11                                    1,550          1,636
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Senior, Ser A, RB, AMBAC Insured
       5.500%, 07/01/10                                    1,050          1,103
     Los Angeles County, Metropolitan
       Transportation Authority, Sales Tax Project,
       C-2nd Senior, Ser A, RB, FGIC Insured
       5.000%, 07/01/10                                    2,000          2,073
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                    1,710          1,786
       5.250%, 07/01/11                                    3,485          3,682
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/13                                    2,025          2,136

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Department of Water & Power,
       Ser B, RB, MBIA Insured
       5.000%, 07/01/13                                 $    430    $       458
     Los Angeles, Los Angeles County
       Public Works, Ser A, RB
       Prerefunded @ 101 (A)
       5.500%, 10/01/07                                    1,225          1,241
     Los Angeles, Ser A, GO, FGIC Insured
       5.250%, 09/01/09                                      600            620
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/11                                      250            264
     Los Angeles, Ser B, GO, FSA Insured
       Callable 09/01/15 @ 100
       5.000%, 09/01/16                                    1,000          1,071
     Los Angeles, Unified School District,
       GO, MBIA Insured
       5.500%, 07/01/12                                      755            813
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/11                                    1,385          1,497
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/10                                    2,000          2,100
     Los Angeles, Unified School District,
       Ser E, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.500%, 07/01/12                                    1,390          1,497
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                    1,145          1,227
     Los Gatos-Saratoga, Joint Unified
       High School, Ser B, GO
       Prerefunded @ 101 (A)
       4.600%, 12/01/10                                      875            908
     M-S-R Public Power Authority,
       San Juan Project, Ser I, RB,
       MBIA Insured
       Callable 07/01/11 @ 100
       5.000%, 07/01/14                                    2,440          2,546
     Metropolitan, Water District of
       Southern California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                    2,185          2,336
     Metropolitan, Water District of
       Southern California, Waterworks
       Project, Ser B, GO
       4.000%, 03/01/11                                    1,000          1,011

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 09/07/07 @ 101
       5.600%, 08/01/10                                 $    500    $       505
     North Orange County, Community College
       District, GO, MBIA Insured
       5.000%, 08/01/15                                    1,000          1,076
     Norwalk, La Mirada Unified School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                    1,800          1,916
     Oak Park, Unified School District,
       GO, MBIA Insured
       5.250%, 05/01/08                                    1,250          1,265
     Orange County, Local Transportation
       Authority, Measure M, Second
       Senior, Ser A, RB, MBIA Insured
       5.500%, 02/15/10                                    1,200          1,252
     Paramount, Unified School District,
       GO, FSA Insured
       5.000%, 09/01/15                                    1,000          1,076
     Port Oakland, Ser M, RB, FGIC Insured
       Callable 11/01/12 @ 100
       5.250%, 11/01/13                                    1,000          1,069
     Redwood City, Elementary School
       District, GO, FGIC Insured
       5.500%, 08/01/10                                    1,140          1,200
       5.500%, 08/01/14                                      900            991
     Riverside County, Transportation
       Commission, Sales Tax Revenue,
       Ser A, RB, AMBAC Insured
       5.750%, 06/01/09                                      740            768
     Riverside, Community College,
       GO, FSA Insured
       Callable 08/01/15 @ 100
       5.000%, 08/01/19                                    1,700          1,800
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 09/07/07 @ 100
       5.750%, 11/15/08                                      570            571
     Sacramento, Municipal Utility District,
       Ser O, RB, MBIA Insured
       5.250%, 08/15/10                                      500            523
     Sacramento, Municipal Utility District,
       Ser P, RB, FSA Insured
       Callable 08/15/11 @ 100
       5.250%, 08/15/13                                    1,585          1,677

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       5.000%, 08/15/15                                $   1,480    $     1,592
     Sacramento, Municipal Utility District,
       Ser R, RB, MBIA Insured
       Callable 08/15/13 @ 100
       5.000%, 08/15/16                                    1,000          1,056
     San Bernardino County, Community College
       District, GO, FSA Insured
       5.000%, 08/01/15                                    1,000          1,076
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       Callable 03/01/08 @ 101
       5.000%, 03/01/09                                    1,000          1,018
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                    2,000          2,125
     San Bernardino, Municipal Water
       Department, Sewer Authority, COP,
       FGIC Insured
       4.500%, 02/01/09                                    1,025          1,038
     San Bernardino, Municipal Water
       Department, Sewer Authority, COP,
       FGIC Insured
       Callable 02/01/09 @ 101
       5.000%, 02/01/11                                    1,130          1,162
     San Diego County, Water Authority,
       COP, FGIC Insured
       5.250%, 05/01/16                                    1,310          1,430
     San Diego, Public Facilities Financing
       Authority, RB, MBIA Insured
       Callable 08/01/12 @ 100
       5.000%, 08/01/14                                    1,000          1,052
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB,
       MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                    1,000          1,008
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                    1,000          1,042
       5.000%, 11/01/11                                    1,500          1,577

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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JULY 31, 2007

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Francisco City & County, Public Utilities
       Commission, Water Revenue,
       Ser B, RB, MBIA Insured
       Callable 11/01/12 @ 100
       5.000%, 11/01/15                                 $  1,250    $     1,318
     San Francisco, Bay Area Rapid Transit,
       RB, AMBAC Insured
       Callable 07/01/11 @ 100
       5.250%, 07/01/14                                      300            316
     San Francisco, Bay Area Rapid Transit,
       RB, AMBAC Insured
       Prerefunded @ 100 (A)
       5.250%, 07/01/11                                      850            898
     San Joaquin County, Delta Community
       College District, Election 2004,
       Ser A, GO, FSA Insured
       4.500%, 08/01/15                                    1,000          1,042
     San Jose, Financing Authority,
       Convention Center Project,
       Ser F, RB, MBIA Insured
       4.250%, 09/01/11                                    1,765          1,803
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, TA, AMBAC Insured
       Callable 08/01/08 @ 102
       5.000%, 08/01/09                                    1,500          1,538
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, TA, MBIA Insured
       6.000%, 08/01/08                                    1,000          1,023
     San Juan, Unified School District,
       GO, FSA Insured
       5.250%, 08/01/10                                    1,150          1,202
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                    2,000          2,200
     San Mateo, Unified High School District,
       Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                    2,195          2,333
     San Ramon Valley, Unified School District,
       GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                    1,250          1,347
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project, Ser E,
       ETM, RB
       6.400%, 12/15/10                                      320            336

--------------------------------------------------------------------------------
Description                                     Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Santa Maria, Joint Unified High School
       District, Ser A, ETM, GO, FSA Insured
       5.500%, 08/01/15                                 $    510    $       566
     Solano County, Community College,
       Ser A, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.000%, 08/01/13                                    1,865          1,985
     South Placer, Waste Water Authority,
       Ser A, RB, FGIC Insured
       4.500%, 11/01/10                                    1,000          1,026
     Southern California, Public Power
       Authority, Ser A, RB, FSA Insured
       5.375%, 01/01/09                                    1,610          1,648
     Stockton, Unified School District,
       Election 2005, GO, FSA Insured
       5.000%, 08/01/16                                      645            696
     Turlock, Irrigation District, Ser A, RB,
       MBIA Insured
       6.000%, 01/01/11                                      500            537
                                                                    -----------
     TOTAL MUNICIPAL BONDS
       (Cost $119,011)                                                  120,005
                                                                    -----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds
       California Money Market, 3.40% (B)                321,467            321
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $322)                                                          321
                                                                    -----------
   TOTAL INVESTMENTS - 98.7%
     (Cost $119,333)                                                $   120,326
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $121,937 (000).

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   RATE SHOWN IS THE 7-DAY YIELD AS OF JULY 31, 2007.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - 98.0%
--------------------------------------------------------------------------------
  ALASKA - 0.8%
     Anchorage, City of Anchorage Schools,
       Ser B, GO, FGIC Insured
       5.000%, 09/01/17                                 $    500    $       536
                                                                    -----------

  ARIZONA - 6.6%
     Arizona State, Transportation Board
       & Highway Revenue, Ser A, RB
       Callable 07/01/12 @ 102
       5.250%, 07/01/17                                    1,000          1,072
     Phoenix, GO Prerefunded @ 101 (A)
       5.000%, 07/01/09                                    2,370          2,447
     Phoenix, Ser A, GO
       6.250%, 07/01/17                                    1,000          1,176
                                                                    -----------
                                                                          4,695
                                                                    -----------

  CALIFORNIA - 14.3%
     California State, Department of
       Transportation, Federal Highway
       Grant Anticipation Bonds, Ser A, RB,
       FGIC Insured
       5.000%, 02/01/14                                    1,000          1,066
     California State, Department of
       Water Resources, Central Valley Project,
       Water System, Ser Z, RB, FGIC Insured
       5.000%, 12/01/12                                      500            530
     California State, Department of
       Water Resources, Ser X, RB, FGIC Insured
       5.500%, 12/01/15                                      600            668
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       Ser A, RB, MBIA Insured
       Callable 10/01/11 @ 101
       4.500%, 10/01/12                                    1,000          1,029
     California State, GO, FGIC Insured
       5.750%, 02/01/11                                    1,000          1,066
     Contra Costa, Water District, Ser E, RB,
       AMBAC Insured
       6.250%, 10/01/12                                    1,000          1,059
     East Bay, Municipal Utility District,
       Water System Project, RB, MBIA Insured
       Prerefunded @ 100 (A)
       5.250%, 06/01/11                                      800            844
     Elsinore Valley, Municipal Water District,
       COP, FGIC Insured
       5.375%, 07/01/18                                      500            550
     Los Angeles, Ser A, GO, MBIA Insured
       5.250%, 09/01/12                                      375            401

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Jose, Redevelopment Agency,
       ETM, TA, MBIA Insured
       6.000%, 08/01/15                                 $    330    $       377
     San Jose, Redeveopment Agency,
       TA, MBIA Insured
       6.000%, 08/01/15                                      670            764
     San Ramon Valley, Unified School District,
       GO, FSA Insured
       Callable 08/01/14 @ 100
       5.250%, 08/01/18                                    1,670          1,799
                                                                    -----------
                                                                         10,153
                                                                    -----------

  COLORADO - 0.5%
     Regional Transportation District, Sales Tax,
       Ser B, RB, AMBAC Insured
       5.250%, 11/01/12                                      350            373
                                                                    -----------

  FLORIDA - 2.6%
     Florida State, Board of Education,
       Public Education Capital Outlay,
       Ser A, GO
       5.000%, 06/01/08                                    1,300          1,313
     Jacksonville, Local Government, Sales Tax
       Revenue, RB, FGIC Insured
       5.500%, 10/01/13                                      500            543
                                                                    -----------
                                                                          1,856
                                                                    -----------

   GEORGIA - 5.1%
     Atlanta, Water & Wastewater Revenue,
       Ser A, RB, FGIC Insured
       5.500%, 11/01/13                                    1,000          1,074
     Georgia State, Ser E, GO
       5.250%, 02/01/09                                    2,525          2,582
                                                                    -----------
                                                                          3,656
                                                                    -----------

  HAWAII - 6.1%
     Hawaii County, Ser A, GO, FGIC Insured
       Prerefunded @ 100 (A)
       5.500%, 07/15/11                                      635            674
     Hawaii State, Highway Revenue,
       Ser B, RB, FSA Insured
       5.000%, 07/01/15                                    1,000          1,067
     Hawaii State, Ser CS, GO, MBIA Insured
       5.000%, 04/01/08                                    1,000          1,008
     Honolulu City & County, Ser A, GO,
       FSA Insured
       Prerefunded @ 100 (A)
       5.375%, 09/01/11                                    1,000          1,058

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

88                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Kauai County, Ser A, GO, MBIA Insured
       Callable 08/01/11 @ 100
       5.625%, 08/01/13                                 $    440    $       469
     Kauai County, Ser A, GO, MBIA Insured
       Prerefunded @ 100 (A)
       5.625%, 08/01/11                                       60             64
                                                                    -----------
                                                                          4,340
                                                                    -----------

  IDAHO - 3.0%
     Idaho State, Housing & Finance Authority,
       Federal Highway Trust, RB, MBIA Insured
       5.000%, 07/15/15                                    1,000          1,071
     Twin Falls County, School District No. 411,
       GO, MBIA Insured
       5.000%, 09/15/16                                    1,000          1,074
                                                                    -----------
                                                                          2,145
                                                                    -----------

  ILLINOIS - 4.3%
     Chicago, O'Hare International Airport,
       2nd Lien, Ser C, RB, MBIA Insured
       5.000%, 01/01/10                                    1,000          1,027
     Cook County, Ser A, GO, FGIC Insured
       Callable 11/15/08 @ 101
       4.500%, 11/15/09                                    1,000          1,015
     Du Page & Will Counties, Community
       School District, Ser B, GO, FGIC Insured
       5.000%, 12/30/07                                    1,000          1,005
                                                                    -----------
                                                                          3,047
                                                                    -----------

  MASSACHUSETTS - 6.0%
     Massachusetts State, Consolidated Loan,
       Ser C, GO
       5.250%, 08/01/08                                    1,000          1,015
     Massachusetts State, School Building
       Authority, Ser A, RB, FSA Insured
       5.000%, 08/15/14                                    1,000          1,063
     Massachusetts State, Water Resources
       Authority, Ser A, RB, MBIA Insured
       5.250%, 08/01/15                                    1,000          1,084
       5.250%, 08/01/16                                    1,000          1,089
                                                                    -----------
                                                                          4,251
                                                                    -----------

   NEVADA - 2.0%
     Clark County, School District, Ser A, GO,
       FSA Insured
       Callable 12/15/12 @ 103
       5.500%, 06/15/16                                      500            551

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Las Vegas, Water District Revenue,
       Ser B, GO, MBIA Insured
       Callable 12/01/12 @ 100
       5.250%, 06/01/14                                 $    300    $       319
     Nevada State, Capital Improvements,
       Ser A, GO, MBIA Insured
       Callable 05/01/12 @ 100
       5.000%, 11/01/16                                      500            522
                                                                    -----------
                                                                          1,392
                                                                    -----------

  NEW JERSEY - 3.1%
     New Jersey State, Ser L, GO, AMBAC Insured
       5.250%, 07/15/16                                    1,000          1,089
     New Jersey State, Transportation Trust
       Fund Authority, Ser C, ETM, RB,
       MBIA Insured
       5.250%, 06/15/15                                    1,000          1,086
                                                                    -----------
                                                                          2,175
                                                                    -----------

  NEW YORK - 3.0%
     New York State Thruway Authority,
       Highway & Board, Ser A, RB,
       MBIA Insured
       Callable 04/01/14 @ 100
       5.000%, 04/01/18                                    1,000          1,054
     New York State, Ser M, GO, FSA Insured
       5.000%, 04/01/15                                    1,000          1,068
                                                                    -----------
                                                                          2,122
                                                                    -----------

  OREGON - 9.0%
     Chemeketa, Community College District,
       ETM, GO, FGIC Insured
       5.500%, 06/01/12                                    1,060          1,135
     Jackson County, Juvenile Services Center,
       GO, FSA Insured
       5.000%, 06/01/10                                    1,000          1,033
     McMinnville, School District No. 40,
       GO, FSA Insured
       5.000%, 06/15/11                                    1,000          1,043
     Washington County, School District
       Authority, No. 15, GO, FSA Insured
       5.000%, 06/15/14                                    1,000          1,064
     Washington, Multnomah & Yamill Counties,
       School District Authority, GO,
       MBIA Insured
       5.000%, 06/01/11                                    1,000          1,042

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Yamhill County, School District Authority,
       No. 29J, GO, FGIC Insured
       5.250%, 06/15/16                                 $  1,000    $     1,091
                                                                    -----------
                                                                          6,408
                                                                    -----------

  PENNSYLVANIA - 3.3%
     Pennsylvania State, First Ser, GO,
       MBIA Insured
       5.000%, 06/01/09                                    1,100          1,124
     Pennsylvania State, Second Ser, GO
       5.250%, 10/01/09                                    1,155          1,190
                                                                    -----------
                                                                          2,314
                                                                    -----------

  TENNESSEE - 1.4%
     Johnson City, Water & Sewer System,
       GO, FGIC Insured
       5.250%, 06/01/08                                    1,000          1,012
                                                                    -----------
  TEXAS - 6.2%
     Houston, Texas Utility System Revenue,
       First Lien, Ser A, RB, FSA Insured
       5.250%, 11/15/17                                    1,000          1,093
     Lamar, Consolidated Independent
       School District, Schoolhouse, GO,
       PSF Insured
       5.000%, 02/15/17                                      500            532
     North East Independent School District,
       School Building, Ser A, GO, PSF Insured
       5.000%, 08/01/17                                      500            534
     San Antonio, Water Revenue, RB,
       FGIC Insured
       5.000%, 05/15/17                                    1,000          1,070
     Texas State, University Systems,
       Revenue Financing System, RB,
       FSA Insured
       Prerefunded @ 100 (A)
       4.800%, 03/15/10                                    1,170          1,199
                                                                    -----------
                                                                          4,428
                                                                    -----------

  UTAH - 2.2%
     Utah State, Board Regents Auxiliary
       & Campus Facilities Revenue,
       Ser A, RB, MBIA Insured
       Callable 04/01/15 @ 100
       5.000%, 04/01/17                                    1,500          1,585
                                                                    -----------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  VIRGINIA - 1.4%
     Virginia State, Northern Virginia
       Transportation Board, Ser A, RB
       Callable 09/07/07 @ 100.50
       5.000%, 05/15/08                                 $  1,000    $     1,009
                                                                    -----------

  WASHINGTON - 14.2%
     King & Snohomish Counties,
       School District Authority, GO,
       FGIC Insured
       Callable 12/01/07 @ 100
       5.250%, 12/01/09                                    1,125          1,130
     King & Snohomish Counties,
       School District Authority, GO,
       FGIC Insured
       Prerefunded @ 100 (A)
       5.250%, 12/01/07                                    1,000          1,005
     King County, School District No. 408,
       GO, AMBAC Insured
       6.000%, 12/01/08                                    1,000          1,029
     King County, School District No. 410,
       GO, FGIC Insured
       5.500%, 12/01/10                                    1,285          1,352
     Pierce County, GO, AMBAC Insured
       Callable 08/01/15 @ 100
       5.125%, 08/01/16                                    1,375          1,472
     Seattle, Limited Tax, Ser B, ETM, GO
       5.500%, 03/01/11                                       65             69
     Seattle, Limited Tax, Ser B, GO
       5.500%, 03/01/11                                    1,935          2,042
     Seattle, Municipal Light & Power
       Revenue Authority, Ser B, RB,
       MBIA Insured
       Callable 06/01/08 @ 101
       4.750%, 06/01/09                                    1,000          1,018
     Skagit County, School District No. 103,
       GO, FGIC Insured
       6.250%, 12/01/07                                    1,000          1,008
                                                                    -----------
                                                                         10,125
                                                                    -----------

  WISCONSIN - 2.9%
     Milwaukee, Metropolitan Sewage District,
       Ser A, GO
       5.500%, 10/01/08                                    2,000          2,038
                                                                    -----------

     TOTAL MUNICIPAL BONDS
       (Cost $69,128)                                                    69,660
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

90                               1.800.433.6884

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

[MOUNTAIN RANGE GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
JULY 31, 2007

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANY - 1.5%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds
       California Money Market, 3.40% (B)              1,026,223      $   1,026
                                                                    -----------

     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $1,026)                                                      1,026
                                                                    -----------

  TOTAL INVESTMENTS - 99.5%
     (Cost $70,154)                                                   $  70,686
                                                                    ===========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $71,061 (000).

GEOGRAPHIC CLASSIFICATIONS ARE UNAUDITED.

(A)   PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(B)   RATE SHOWN IS THE 7-DAY YIELD AS OF JULY 31, 2007.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
PSF -- PRIORITY SOLIDARITY FUND
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED](R)
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SCHEDULE OF INVESTMENTS
JULY 31, 2007

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 34.8%
--------------------------------------------------------------------------------
     FHLMC 7 Year Balloon
       3.500%, 08/01/10                                 $    473       $    452
     FHLMC Gold
       6.000%, 01/01/13                                      275            278
       6.000%, 09/01/13                                       60             60
       6.000%, 04/01/14                                      111            112
       6.000%, 05/01/14                                      702            709
       6.000%, 07/01/14                                      366            369
       6.000%, 10/01/16                                      285            287
       6.000%, 04/01/17                                      964            971
       5.500%, 07/01/15                                    1,106          1,101
       5.500%, 03/01/17                                      282            280
       5.500%, 12/01/17                                       28             28
       5.500%, 02/01/18                                      295            293
       5.500%, 11/01/18                                       26             25
       5.000%, 10/01/18                                      798            778
     FHLMC, ARM
       4.776%, 03/01/35                                      556            549
       4.547%, 01/01/34                                      923            920
     FHLMC, CMO REMIC, Ser 2722, Cl PA
       4.000%, 02/15/21                                      188            187
     FHLMC, CMO REMIC, Ser 2734, Cl JC
       3.500%, 11/15/23                                       94             92
     FHLMC, CMO REMIC, Ser 2743, Cl NL
       3.000%, 05/15/23                                      309            304
     FHLMC, CMO REMIC, Ser 2836, Cl QC
       5.000%, 09/15/22                                      349            347
     FHLMC, CMO REMIC, Ser 2844, Cl PQ
       5.000%, 05/15/23                                      280            279
     FNMA
       8.000%, 06/01/30                                        8              9
       8.000%, 11/01/30                                        5              5
       6.500%, 06/01/16                                      125            128
       6.500%, 07/01/16                                       90             92
       6.500%, 11/01/16                                       81             83
       6.500%, 01/01/17                                       85             87
       6.500%, 02/01/17                                       33             34
       6.500%, 04/01/17                                      118            121
       6.500%, 07/01/17                                       99            101
       6.000%, 04/01/16                                      439            442
       6.000%, 05/01/16                                    1,103          1,111
       6.000%, 06/01/16                                       55             55
       6.000%, 08/01/16                                       92             92
       6.000%, 10/01/16                                      220            222
       5.500%, 07/01/14                                      434            432
       5.500%, 09/01/14                                      676            672
       5.500%, 08/01/15                                    1,430          1,423
       5.500%, 12/01/16                                      117            116
       5.500%, 01/01/17                                      859            853

--------------------------------------------------------------------------------
Description                                            Par (000)  Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -(CONTINUED)
--------------------------------------------------------------------------------
     FNMA - (continued)
       5.500%, 09/01/17                                 $    883       $    876
       5.500%, 10/01/17                                      172            171
       5.500%, 11/01/17                                      308            306
       5.500%, 12/01/17                                      162            161
       5.500%, 02/01/18                                       20             20
       5.500%, 04/01/18                                       42             42
       5.500%, 10/01/18                                       56             56
       5.000%, 07/01/14                                      102            100
       5.000%, 05/01/18                                       49             47
       5.000%, 06/01/18                                      183            179
     FNMA, ARM
       5.549%, 08/01/27                                       53             53
       3.536%, 09/01/33                                      436            432
     FNMA, CMO REMIC, Ser 45, Cl NM
       4.500%, 06/25/24                                      480            475
     GNMA, CMO REMIC, Ser 25, Cl AC
       3.377%, 01/16/23                                    1,359          1,319
     GNMA, CMO REMIC, Ser 51, Cl A
       4.145%, 02/16/18                                      275            271
     GNMA, CMO REMIC, Ser 77, Cl A
       3.402%, 03/16/20                                      645            629
                                                                        -------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
       BACKED OBLIGATIONS
       (Cost $19,777)
                                                                         19,636
                                                                        -------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 26.1%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.8%
     Comcast Cable Communication
       6.200%, 11/15/08                                      300            303
     News America Holdings
       7.375%, 10/17/08                                      450            458
     Time Warner Entertainment
       7.250%, 09/01/08                                      300            306
     Wal-Mart Stores
       6.875%, 08/10/09                                      500            517
                                                                       --------
                                                                          1,584
                                                                       --------
   CONSUMER STAPLES - 1.5%
     Kellogg
       2.875%, 06/01/08                                      350            342
     Procter & Gamble
       6.875%, 09/15/09                                      500            517
                                                                       --------
                                                                            859
                                                                       --------

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

92                               1.800.433.6884

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

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - 12.4%
     Associates
       6.250%, 11/01/08                                $      40       $     40
     Bank of America
       5.875%, 02/15/09                                    1,000          1,010
     Bank One
       6.000%, 08/01/08                                      350            352
     Caterpillar Financial Services, MTN, Ser F
       3.700%, 08/15/08                                      450            442
     CIT Group
       4.000%, 05/08/08                                      300            296
     Citigroup
       6.200%, 03/15/09                                    1,000          1,016
     General Electric Capital, MTN, Ser A
       4.250%, 01/15/08                                      500            498
     Golden West Financial
       4.125%, 08/15/07                                      205            205
     HSBC Bank USA
       3.875%, 09/15/09                                    1,000            970
     John Deere Capital, MTN
       3.375%, 10/01/07                                      300            299
     John Hancock Financial Services
       5.625%, 12/01/08                                      204            205
     U.S. Bancorp
       6.875%, 09/15/07                                      227            227
     Wachovia
       3.625%, 02/17/09                                    1,000            975
     Wells Fargo
       3.125%, 04/01/09                                      500            483
                                                                       --------
                                                                          7,018
                                                                       --------
   FOREIGN GOVERNMENTS - 0.9%
     Quebec Province
       5.000%, 07/17/09                                      500            500
                                                                       --------
   HEALTH CARE - 1.7%
     United Health Group
       3.300%, 01/30/08                                      500            496
     Wellpoint
       4.250%, 12/15/09                                      500            486
                                                                       --------
                                                                            982
                                                                       --------
   INDUSTRIALS - 0.4%
     Raytheon
       6.750%, 08/15/07                                      250            250
                                                                       --------
   INFORMATION TECHNOLOGY - 0.9%
     International Business Machines
       5.375%, 02/01/09                                      500            501
                                                                       --------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION - 1.8%
     AT&T
       4.125%, 09/15/09                                $     500       $    488
     Sprint Capital
       6.125%, 11/15/08                                      500            503
                                                                       --------
                                                                            991
                                                                       --------
   UTILITIES - 3.7%
     Carolina Power & Light
       5.950%, 03/01/09                                      500            504
     Consolidated Edison of New York, Ser 98-A
       6.250%, 02/01/08                                      300            301
     Dominion Resources
       4.125%, 02/15/08                                      350            347
     MidAmerican Energy Holdings, Ser B
       7.520%, 09/15/08                                      500            511
     Ohio Edison
       4.000%, 05/01/08                                      400            396
                                                                       --------
                                                                          2,059
                                                                       --------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $14,780)                                                    14,744
                                                                       --------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 17.2%
--------------------------------------------------------------------------------
     Bank One Issuance Trust,
       Ser 2003-A9, Cl A9
       3.860%, 06/15/11                                    1,000            985
     Bear Stearns Commercial Mortgage
       CMO, Ser 2001-TOP4, Cl A1
       5.060%, 11/15/16                                      308            306
     CenterPoint Energy Transition Bond
       Co. II, Ser A-1
       4.840%, 02/01/09                                      360            359
     Citibank Credit Card Issuance Trust,
       Ser 2003-A3, Cl A3
       3.100%, 03/10/10                                      705            696
     Citibank Credit Card Issuance Trust,
       Ser 2004-A4, Cl A4
       3.200%, 08/24/09                                      200            200
     Citibank Credit Card Master Trust,
       Ser 1999-2, Cl A
       5.875%, 03/10/11                                    1,500          1,518
     Comed Transitional Funding Trust,
       Ser 1998-1, Cl A7
       5.740%, 12/25/10                                      500            501
     Harley-Davidson Motorcycle Trust,
       Ser 2005-2, Cl A2
       4.070%, 02/15/12                                      925            914

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

SHORT TERM BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     MBNA Credit Card Master Note Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                $     710       $    713
     MBNA Credit Card Master Note Trust,
       Ser 2003-A11, Cl A11
       3.650%, 03/15/11                                      725            713
     MBNA Credit Card Master Note Trust,
       Ser 2005-A7, Cl A7
       4.300%, 02/15/11                                      590            585
     Peco Energy Transition Trust,
       Ser A, Cl A-1
       6.520%, 12/31/10                                      500            518
     PG&E Energy Recovery Funding Trust,
       Ser 2005-1, Cl A2
       3.870%, 06/25/11                                      490            484
     TXU Electric Delivery Transition Trust,
       Ser 2004-1, Cl A1
       3.520%, 11/15/11                                      235            231
     Washington Mutual CMO,
       Ser 2005-8, Cl 1A8
       5.500%, 10/25/35                                      463            461
     Washington Mutual CMO,
       Ser 2005-AR4, Cl A3
       4.585%, 04/25/35                                      500            492
                                                                       --------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $9,678)                                                      9,676
                                                                       --------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.4%
--------------------------------------------------------------------------------
     FHLMC
       5.000%, 09/16/08                                    2,000          1,999
     FNMA (A)
       6.375%, 06/15/09                                    1,000          1,025
     FNMA
       6.000%, 05/15/08                                    2,000          2,012
       3.875%, 07/15/08                                    2,000          1,978
                                                                       --------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $7,033)                                                      7,014
                                                                       --------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS - 3.2%
--------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Note (A)
       3.875%, 01/15/09                                    1,268          1,284
     U.S. Treasury Note (A)
       3.000%, 11/15/07                                      500            497
                                                                       --------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $1,821)                                                      1,781
                                                                       --------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 9.9%
--------------------------------------------------------------------------------
     Bank of America (B)
       5.430%, dated 07/31/07, matures on
       08/01/07, repurchase price $2,053,000
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $750,773 - $5,348,828,
       3.950% - 7.000%, 04/01/08 - 03/15/12,
       total market value $2,155,496)                  $   2,053       $  2,053
     Bear Stearns (B)
       5.450%, dated 07/31/07, matures on
       08/01/07, repurchase price $500,062
       (collateralized by portions of various
       corporate obligations, ranging in par
       value from $182,870 - $1,302,840,
       0.000% - 6.100%, 01/25/33 - 09/25/37,
       total market value $525,024)                          500            500
     Deutsche Bank Securities,
       5.120%, dated 07/31/07, matures on
       08/01/07, repurchase price $3,009,809
       (collateralized by a U.S. Government
       obligation, par value $3,144,000, 0.000%,
       01/24/08, total market value $3,070,273)            3,009          3,009
                                                                       --------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $5,562)                                                      5,562
                                                                       --------
   TOTAL INVESTMENTS - 103.6%
     (Cost $58,651)                                                    $ 58,413
                                                                       ========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $56,399 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2007. THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2007 IS $2,231
      (000).

(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

94                               1.800.433.6884

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 98.1%
--------------------------------------------------------------------------------
   CALIFORNIA - 87.3%
     ABAG, Multi-Family Housing Finance
       Authority, Non-Profit, Episcopal Homes
       Foundation, COP (A) (B) (C)
       3.530%, 02/01/25                                $   5,550       $  5,550
     Alameda County, Industrial Development
       Authority Revenue, Ettore Products
       Company Project, Ser A, RB,
       AMT (A) (B) (C)
       3.710%, 12/01/30                                    4,000          4,000
     California Communities Note Program,
       Ser A-1, TRAN
       4.500%, 06/30/08                                    6,000          6,045
     California School Cash Reserve Program,
       2007 - 2008, Ser A, TRAN
       4.250%, 07/01/08                                    5,000          5,028
     California State, Department of Water
       & Power, Ser C-11, RB (A) (B) (C)
       3.530%, 05/01/22                                    4,200          4,200
     California State, Department of Water
       & Power, Ser C-18, RB (A) (B) (C)
       3.550%, 05/01/22                                   19,000         19,000
     California State, Department of Water
       & Power, Ser C-2, RB, AMBAC
       Insured (A) (B) (C)
       3.550%, 05/01/22                                   24,200         24,200
     California State, Department of Water
       & Power, Ser C-8, RB (A) (B) (C)
       3.530%, 05/01/22                                   13,350         13,350
     California State, Department of Water
       & Power, Ser C-9, RB (A) (B) (C)
       3.520%, 05/01/22                                    6,000          6,000
     California State, Department of Water
       & Power, Ser G-12, RB,
       FGIC Insured (A) (B) (C)
       3.550%, 05/01/18                                   13,900         13,900
     California State, Department of Water
       & Power, Ser G-3, RB,
       FSA Insured (A) (B) (C)
       3.540%, 05/01/16                                    8,480          8,480
     California State, Department of Water
       & Power, Ser G-6, RB,
       FSA Insured (A) (B) (C)
       3.540%, 05/01/17                                    6,100          6,100
     California State, Department of Water
       & Power, Ser G-8, RB,
       MBIA Insured (A) (B) (C)
       3.560%, 05/01/18                                   10,700         10,700

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     California State, Department of Water
       & Power, Ser G-9, RB,
       MBIA Insured (A) (B) (C)
       3.540%, 05/01/18                                 $  4,100       $  4,100
     California State, Department of Water,
       TECP (C)
       3.650%, 08/01/07                                   10,000         10,000
       3.700%, 08/09/07                                    4,919          4,919
     California State, Economic Recovery,
       Ser C-11, RB (A) (B) (C)
       3.550%, 07/01/23                                   12,980         12,980
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       3.540%, 01/01/24                                   19,000         19,000
     California State, Educational Facilities
       Authority, Pomona College,
       Ser B, RB (A) (B)
       3.540%, 07/01/54                                    2,500          2,500
     California State, Housing Finance Agency,
       Home Mortgage, Ser F, RB, AMT,
       AMBAC Insured (A) (B)
       3.700%, 02/01/33                                      200            200
     California State, Housing Finance Agency,
       Ser B, RB (A) (B)
       3.560%, 02/01/35                                   18,400         18,400
     California State, Kindergarten University,
       Ser B-2, GO (A) (B) (C)
       3.630%, 05/01/34                                    3,500          3,500
     California State, Pollution Control Financing
       Authority, Pacific Gas & Electric Project,
       Ser C, RB (A) (B) (C)
       3.620%, 11/01/26                                    5,000          5,000
     California State, Ser B-1, GO (A) (B) (C)
       3.540%, 05/01/40                                   15,750         15,750
     California State, Ser B-5, GO (A) (B) (C)
       3.530%, 05/01/40                                   20,900         20,900
     California Statewide, Communities
       Development Authority, Sweep Loan
       Program, Ser A (A)
       3.550%, 08/01/35                                   10,300         10,300
     East Bay, TECP (C)
       3.640%, 08/10/07                                    4,000          4,000
     Grant, Joint Unified High School District,
       School Facilities Funding Program, COP,
       FSA Insured (A) (B)
       3.530%, 06/01/27                                    3,000          3,000
       3.530%, 06/01/35                                    3,000          3,000
       3.530%, 06/01/41                                    3,000          3,000

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

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JULY 31, 2007

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Irvine County, Improvement Bond Act
       of 1915, Special Public Assessment
       District #85-7-I, FSA Insured (A) (B) (C)
       3.580%, 09/02/11                                 $  2,505     $    2,505
     Irvine County, Improvement Bond Act
       of 1915, Special Public Assessment
       District #89-10 (A) (B) (C)
       3.580%, 09/02/15                                    3,400          3,400
     Irvine, Public Facilities & Infrastructure
       Authority, Capital Improvement Project,
       RB (A) (B) (C)
       3.580%, 11/01/10                                    5,800          5,800
     Los Angeles County, Multi-Family Housing
       Authority, Castaic Senior Apartments
       Project, Ser C, RB, AMT, FNMA Insured
       (A) (B) (C)
       3.620%, 07/15/36                                    9,300          9,300
     Los Angeles County, Regional Parks & Open
       Spaces, Ser A, RB (B)
       5.000%, 10/01/19                                    3,635          3,680
     Los Angeles County, TRAN
       4.500%, 06/30/08                                    5,000          5,039
     Los Angeles, Department of Water & Power,
       Sub-Ser B-4, RB (A) (B) (C)
       3.580%, 07/01/35                                    4,200          4,200
     Los Angeles, Multi-Family Housing Authority,
       1984 Issue A, RB (A) (B)
       3.500%, 07/01/14                                    3,000          3,000
     Los Angeles, Multi-Family Housing Authority,
       Fountain Park Project, RB, AMT (A) (B) (C)
       3.600%, 04/15/33                                   11,000         11,000
     Los Angeles, Multi-Family Housing Authority,
       Fountain Park, Phase II, Ser B, RB, AMT,
       FNMA Insured (A) (B) (C)
       3.630%, 03/15/34                                    3,400          3,400
     Los Angeles, TECP (C)
       3.670%, 09/12/07                                    6,000          6,000
     Los Angeles, Waste Water Authority,
       Sub-Ser A, RB, FGIC Insured (A) (B)
       3.530%, 12/01/31                                    6,000          6,000
     Metropolitan, Water District of
       Southern California, Ser C, RB (A) (B) (C)
       3.530%, 07/01/28                                    9,900          9,900
     Northern California, Ore Transmission,
       Ser A, RB, FSA Insured (A) (B)
       3.530%, 05/01/24                                    6,005          6,005

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     Northern California, Power Agency Revenue,
       Hydroelectric, Ser 1-B, RB,
       MBIA Insured (A) (B)
       3.550%, 07/01/23                                 $ 14,550     $   14,550
     Northern California, TECP (C)
       3.610%, 09/12/07                                   11,800         11,800
     Oakland, Capital Equipment Project,
       COP (A) (B) (C)
       3.580%, 12/01/15                                    5,600          5,600
     Ontario, Multi-Family Housing Authority,
       Residential Park Centre Project, RB,
       FHLMC Insured (A) (B) (C)
       3.540%, 12/01/35                                   23,500         23,500
     Orange County, Apartment Development
       Revenue, WLCO LF Partners, Ser G-1,
       RB, FNMA Insured (A) (B) (C)
       3.540%, 11/15/28                                    4,100          4,100
     Orange County, Apartment Development
       Revenue, WLCO LF Partners, Ser G-2,
       RB, FNMA Insured (A) (B) (C)
       3.540%, 11/15/28                                    1,000          1,000
     Orange County, Special Financing Authority,
       Ser B, RB, AMBAC Insured (A) (B) (C)
       3.530%, 11/01/14                                    1,500          1,500
     Oxnard, Multi-Family Housing Authority,
       Seawind Apartments Projects, Ser A, RB,
       AMT, FNMA Insured (A) (B) (C)
       3.650%, 12/01/20                                    3,175          3,175
     Redondo Beach, Multi-Family Housing
       Authority, McCandless Senior Housing
       Project, Ser A, RB (A) (B) (C)
       3.650%, 12/01/25                                    6,890          6,890
     Riverside County, Public Facilities Authority,
       Ser A, COP (A) (B) (C)
       3.570%, 12/01/15                                   11,100         11,100
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured (B) (C)
       3.620%, 05/01/16                                    5,700          5,700
     Sacramento, Unified School District,
       COP, FSA Insured (A) (B) (C)
       3.580%, 03/01/31                                    5,750          5,750
     San Diego County & School District,
       Ser A, TRAN
       4.500%, 06/30/08                                    2,000          2,016
     San Diego, Community College,
       Election 2006, GO (D)
       4.250%, 08/01/08                                    2,000          2,013

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

96                                 1.800.433.6884

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
     San Diego, Department of Water, TECP (C)
       3.640%, 12/12/07                                 $  2,000     $    2,000
     San Francisco City & County, Multi-Family
       Housing, Orlando Cepeda Place, Ser D,
       AMT, RB (A) (B) (C)
       3.710%, 11/01/33                                   11,825         11,825
     San Francisco City & County,
       Redevelopment Authority, Fillmore
       Housing Center Project, Ser A-1, RB,
       FHLMC Insured (A) (B) (C)
       3.550%, 12/01/17                                   11,900         11,900
     San Gabriel, TECP (C)
       3.710%, 08/10/07                                    3,100          3,100
     Santa Clara County, El Camino Hospital
       District Lease Authority, Valley Medical
       Center Project, Ser A, RB (A) (B) (C)
       3.570%, 08/01/15                                    7,400          7,400
     Santa Clara County, El Camino Hospital,
       Valley Medical Center Project, Ser B,
       RB (A) (B) (C)
       3.570%, 08/01/15                                   12,300         12,300
     Simi Valley, Multi-Family Housing Authority,
       Lincoln Wood Ranch, RB, FHLMC Insured
       (A) (B) (C)
       3.540%, 06/01/10                                    3,500          3,500
     Turlock, Irrigation District Authority,
       Capital Improvement and Refinancing
       Authority Project, COP (A) (B) (C)
       3.610%, 01/01/31                                    2,900          2,900
     University of California, TECP (C)
       3.620%, 08/06/07                                   10,000         10,000
       3.650%, 09/12/07                                    6,600          6,600
       3.650%, 10/17/07                                    5,000          5,000
     Ventura County, TRAN
       4.500%, 07/01/08                                    5,000          5,039
     Vernon, Natural Gas Financing Authority,
       Vernon Gas Project, Ser B, RB,
       MBIA Insured (A) (B) (C)
       3.530%, 08/01/21                                    8,485          8,485
                                                                     ----------
                                                                        535,074
                                                                     ----------
  LOUISIANA - 2.7%
     Calcasieu Parish, Land Development,
       Citgo Petroleum Corp Project, RB,
       AMT (A) (B) (C)
       3.740%, 07/01/26                                    6,000          6,000
       3.740%, 12/01/24                                   10,200         10,200
                                                                     ----------
                                                                         16,200
                                                                     ----------

--------------------------------------------------------------------------------
Description                                     Par (000)/Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
  SOUTH CAROLINA - 2.8%
     Florence County, Solid Waste, Roche
       Carolina Inc., RB, AMT (A) (B) (C)
       3.740%, 04/01/27                                 $ 12,650     $   12,650
       3.740%, 04/01/28                                    4,750          4,750
                                                                     ----------
                                                                         17,400
                                                                     ----------
  TEXAS - 5.3%
     Gulf Coast, Industrial Development
       Authority, Citgo Petroleum Corp
       Project, RB, AMT (A) (B) (C)
       3.740%, 04/01/26                                    9,900          9,900
       3.740%, 02/01/32                                   12,000         12,000
     Port Corpus Christi, Industrial
       Development Authority, Citgo
       Petroleum Corp Project, RB,
       AMT (A) (B) (C)
       3.740%, 08/01/28                                   10,700         10,700
                                                                     ----------
                                                                         32,600
                                                                     ----------
     TOTAL MUNICIPAL BONDS
       (Cost $601,274)
                                                                        601,274
                                                                     ----------

--------------------------------------------------------------------------------
  REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds
       California Money Market, 3.40% (E)                206,021            206
     Goldman Sachs ILA Tax-Exempt
       California Portfolio, 3.16% (E)                     6,450              6
                                                                     ----------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $212)                                                          212
                                                                     ----------
  TOTAL INVESTMENTS - 98.1%
     (Cost $601,486)                                                 $  601,486
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $613,022 (000).

GEOGRAPHIC CLASSIFICATIONS ARE UNAUDITED.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2007.

(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(D)   SECURITY PURCHASED ON A WHEN-ISSUED BASIS.

(E)   RATE SHOWN IS THE 7-DAY YIELD AS OF JULY 31, 2007.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC --FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

98                                 1.800.433.6884

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JULY 31, 2007

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - DISCOUNTED * - 78.4%
--------------------------------------------------------------------------------
  ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 23.8%
     Aquifer Funding LLC (A)
       5.335%, 08/07/07                                 $ 75,000     $   74,934
     Bavaria Universal Funding Corp. (A)
       5.324%, 08/15/07                                   65,000         64,866
       5.351%, 10/18/07                                   26,680         26,375
       5.351%, 10/22/07                                   40,540         40,052
     Giro Balanced Funding Corp.
       5.323%, 08/14/07                                  140,000        139,732
     Greyhawk Funding LLC (A)
       5.314%, 08/16/07                                  106,048        105,814
       5.311%, 08/21/07                                   30,000         29,912
     Quatro-PMX Funding Corp. (A)
       5.345%, 08/20/07                                   20,000         19,944
       5.354%, 08/22/07                                   55,230         55,058
     Rhineland Funding Capital Corp. (A)
       5.347%, 08/14/07                                   70,000         69,867
       5.351%, 08/20/07                                   25,000         24,930
       5.361%, 08/27/07                                   46,885         46,706
                                                                     ----------
                                                                        698,190
                                                                     ----------
  ASSET-BACKED SECURITY - GOVERNMENT - 4.7%
     Govco LLC (A)
       5.308%, 08/20/07                                   50,000         49,862
       5.321%, 09/10/07                                   50,000         49,708
       5.361%, 12/31/07                                   40,000         39,118
                                                                     ----------
                                                                        138,688
                                                                     ----------
  ASSET-BACKED SECURITY - TRADE RECEIVABLES - 24.7%
     Apreco LLC (A)
       5.326%, 08/10/07                                   70,000         69,908
       5.321%, 08/15/07                                   15,000         14,969
       5.335%, 09/10/07                                   50,000         49,707
     Cedar Springs Capital Co. LLC (A)
       5.326%, 08/13/07                                   36,976         36,911
       5.324%, 08/24/07                                   20,000         19,932
       5.340%, 08/28/07                                   47,986         47,796
       5.351%, 10/17/07                                   35,000         34,605
     CRC Funding LLC (A)
       5.321%, 08/16/07                                   60,000         59,868
     Falcon Asset Securitization Corp. LLC
       5.329%, 09/28/07                                   75,000         74,362
     Legacy Capital LLC (A)
       5.324%, 08/13/07                                  125,000        124,780

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
     Park Avenue Receivables (A)
       5.317%, 08/16/07                                 $ 55,278     $   55,156
     Ranger Funding Co. LLC (A)
       5.310%, 08/31/07                                   65,000         64,714
       5.331%, 09/05/07                                   70,000
                                                                         69,641
                                                                     ----------
                                                                        722,349
                                                                     ----------
  BANKING - 18.5%
     Bavaria TRR Corp., Guarantee:
       Bayersche Hypo Vereinsbank (A)
       5.312%, 08/09/07                                   50,185         50,126
       5.312%, 08/10/07                                   60,000         59,921
     KBC Financial Products
       International Ltd. (A)
       5.326%, 11/26/07                                   98,600         96,924
     Long Lane Master Trust, Guarantee:
       Bank of America (A)
       5.313%, 08/10/07                                   20,051         20,024
       5.325%, 08/27/07                                   30,000         29,885
     Old Slip Funding Corp. LLC, Guarantee:
       Bank of New York (A)
       5.313%, 08/17/07                                   13,260         13,229
       5.336%, 08/29/07                                   47,820         47,622
     Societe Generale North America
       5.380%, 08/01/07                                  140,000        140,000
     Ticonderoga Funding LLC, Guarantee:
       Bank of America (A)
       5.307%, 08/17/07                                   85,000         84,801
                                                                     ----------
                                                                        542,532
                                                                     ----------
  FINANCIAL SERVICES - 4.8%
     Countrywide Financial Corp.
       5.470%, 08/01/07                                  140,000        140,000
                                                                     ----------
                                                                        140,000
                                                                     ----------
  MULTIPLE INDUSTRY - 1.9%
     General Electric Capital Corp.
       5.350%, 08/01/07                                   55,000         55,000
                                                                     ----------
                                                                         55,000
                                                                     ----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
       (Cost $2,296,759)
                                                                      2,296,759
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT - DOMESTIC - 7.5%
--------------------------------------------------------------------------------
     Charter One Bank N.A.
       5.320%, 08/29/07                                 $ 36,000     $   36,000
     Citibank N.A.
       5.320%, 09/13/07                                   50,000         50,000
       5.320%, 10/30/07                                   90,000         90,000
     Citizens Bank of Massachusetts
       5.315%, 08/09/07                                   42,000         42,000
                                                                     ----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $218,000)
                                                                        218,000
                                                                     ----------

--------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT - YANKEE - 7.3%
--------------------------------------------------------------------------------
     Barclays Bank Plc NY
       5.330%, 10/03/07                                   75,000         75,000
       5.315%, 10/22/07                                   60,000         60,000
     Deutsche Bank NY
       5.350%, 01/30/08                                   30,000         29,976
     Norinchukin Bank NY
       5.320%, 08/20/07                                   50,000         50,000
                                                                     ----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $214,976)
                                                                        214,976
                                                                     ----------

--------------------------------------------------------------------------------
  COMMERCIAL PAPER - INTEREST BEARING - 3.4%
--------------------------------------------------------------------------------
  BROKERAGE - 3.4%
     Goldman Sachs Group Inc. (A) (B)
       5.350%, 01/07/08                                   50,000         50,000
     Goldman Sachs Group L.P. (A) (B)
       5.470%, 07/11/08                                   50,000         50,000
                                                                     ----------
     TOTAL COMMERCIAL PAPER - INTEREST BEARING
       (Cost $100,000)
                                                                        100,000
                                                                     ----------

--------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS - 1.6%
--------------------------------------------------------------------------------
  BANKING - 1.4%
     Nationwide Building Society,
       MTN (A) (C) (D)
       5.370%, 07/03/08                                   40,000         40,000
                                                                     ----------
  INSURANCE - 0.2%
     Meridian Funding Co. LLC, MTN,
       Guarantee: MBIA, (A) (B) (C) (D)
       5.470%, 08/27/08                                    6,380          6,380
                                                                     ----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $46,380)                                                    46,380
                                                                     ----------

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  VARIABLE RATE DEMAND NOTES - 1.3%
--------------------------------------------------------------------------------
  BANKING - 0.7%
     Alaska State, Four Dam Pool,
       Ser B, RB (C) (E) (F)
       5.350%, 07/01/26                                 $  7,400     $    7,400
     Holland-Sheltair Av Funding (C) (E) (F)
       5.350%, 05/01/35                                    7,645          7,645
     New Belgium Brewery Co. (C) (E) (F)
       5.500%, 07/01/15                                    2,205          2,205
     Washington State, Housing Finance
       Community, Multi-Family Housing,
       The Lodge at Eagle Ridge, Ser B,
       RB (C) (E) (F)
       5.340%, 08/01/41                                    4,065
                                                                          4,065
                                                                     ----------
                                                                         21,315
                                                                     ----------
  INSURANCE - 0.6%
     Connecticut State, Housing Finance
       Authority, RB (C) (E) (F)
       5.320%, 11/15/16                                    4,400          4,400
     North Carolina State, Education Assistance
       Authority, Student Loan, Ser A-5,
       RB (C) (E) (F)
       5.320%, 09/01/35                                    4,350          4,350
     San Jose, California, Financing Authority
       Lease Revenue, Hayes Mansion
       Phase B, RB (C) (E) (F)
       5.350%, 07/01/24                                    8,000
                                                                          8,000
                                                                     ----------
                                                                         16,750
                                                                     ----------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $38,065)
                                                                         38,065
                                                                     ----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENT - 0.6%
--------------------------------------------------------------------------------
     Deutsche Bank Securities, Inc.
       5.120%, dated 07/31/07, matures on
       08/01/07, repurchase price $18,232,749
       (collateralized by various U.S. Treasury
       obligations, ranging in par value
       $1,227,000 - $17,303,000, 0.000% -
       4.000%, 08/02/07 - 08/31/07, total
       market value $18,595,538)                          18,230         18,230
                                                                     ----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $18,230)
                                                                         18,230
                                                                     ----------
  TOTAL INVESTMENTS - 100.1%
     (Cost $2,932,410)                                               $2,932,410
                                                                     ==========

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

100                                1.800.433.6884

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $2,929,937 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007, WAS $1,894,045 (000) AND REPRESENTED 64.6% OF NET ASSETS.

(B) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF JULY 31, 2007 WAS $106,380 (000) AND REPRESENTED 3.6% OF NET ASSETS.

(C) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2007.

(D) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.

(E) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

(F) DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

LLC -- LIMITED LIABILITY COMPANY
L.P. -- LIMITED PARTNERSHIP
LTD. -- LIMITED
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
MTN -- MEDIUM TERM NOTE
N.A. -- NORTH AMERICA
NY -- NEW YORK
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.0%
--------------------------------------------------------------------------------
      FHLB (A)
         5.300%, 05/30/08                               $ 18,760      $  18,757
         5.350%, 07/30/08                                 30,000         30,000
      FHLB*
         5.134%, 08/06/07                                 76,039         75,985
      FHLMC
         4.000%, 08/10/07                                  1,500          1,499
         3.375%, 08/23/07                                  3,500          3,496
      FNMA(A)
         5.300%, 01/08/08                                 25,000         25,000
                                                                      ---------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $154,737)                                                154,737
                                                                      ---------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 8.0%
--------------------------------------------------------------------------------
      California, Milpitas Multi-Family Housing
         Revenue, Crossing, Ser A, RB,
         Guarantee: FNMA (B) (C)
         5.320%, 08/15/33                                  4,800          4,800
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Deer Park Apartments, RB,
         Guarantee: FNMA (B) (C)
         5.350%, 07/15/35                                  1,550          1,550
      California, Sacramento County,
         Multi-Family Housing Development
         Authority, Natomas, RB,
         Guarantee: FNMA (B) (C)
         5.330%, 04/15/36                                  3,030          3,030
      California, San Francisco, City & County
         Redevelopment, Ser D, RB,
         Guarantee: FNMA (B) (C)
         5.320%, 06/15/34                                 12,250         12,250
      California, Simi Valley, Mutli-Family
         Housing Revenue, Parker Ranch, RB,
         Guarantee: FNMA (B) (C)
         5.350%, 07/15/36                                  1,850          1,850
      California, Statewide Community
         Development, Palms Apartments, Ser C,
         RB, Guarantee: FNMA (B) (C)
         5.330%, 05/15/35                                  4,555          4,555
      New York State, Housing Finance
         Agency Revenue, North End, Ser B,
         RB, Guarantee: FNMA (B) (C)
         5.340%, 11/15/36                                  2,500          2,500

--------------------------------------------------------------------------------
Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
      New York State, Housing Finance
         Agency Revenue, South Cove, Ser B,
         RB, Guarantee: FHLMC (B) (C)
         5.350%, 11/01/30                               $  1,100      $   1,100
      Pennsylvania, Montgomery County,
         Redevelopment Authority,
         Kingswood Apartments, Ser A,
         RB, Guarantee: FNMA (B) (C)
         5.320%, 08/15/31                                  8,005          8,005
      Washington State, Housing Finance
         Authority, Ballard Landmark, Ser B,
         RB, Guarantee: FNMA (B) (C)
         5.340%, 12/15/41                                  3,510          3,510
      Washington State, Housing Finance
         Authority, Bridgewood Project, Ser B,
         RB, Guarantee: FNMA (B) (C)
         5.340%, 09/01/34                                  3,695          3,695
      Washington State, Housing Finance
         Authority, Ranier Court Project, Ser B,
         RB, Guarantee: FNMA (B) (C)
         5.350%, 12/15/36                                  2,825          2,825
                                                                      ---------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $49,670)                                                  49,670
                                                                      ---------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 67.2%
--------------------------------------------------------------------------------
      Barclays Capital, Inc.
         5.250%, dated 07/31/07, matures on
         08/01/07, repurchase price $30,004,375
         (collateralized by a U.S. agency
         obligation, par value $31,085,000,
         0.000%, 11/19/07, total market
         value $30,600,074)                               30,000         30,000
      Countrywide Securities Corp.
         5.280%, dated 07/31/07, matures on
         08/01/07, repurchase price $30,004,400
         (collateralized by a U.S. agency
         obligation, par value $30,604,000,
         0.000%, 08/01/07, total market
         value $30,600,940)                               30,000         30,000
      Credit Suisse Securities (USA) LLC
         5.300%, dated 07/31/07, matures on
         08/01/07, repurchase price $30,004,417
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $57,945,000 - $97,660,000, 0.000% -
         0.001%, 12/27/32 - 06/13/33, total
         market value $30,600,909)                        30,000         30,000

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities, Inc.
         5.120%, dated 07/31/07, matures on
         08/01/07, repurchase price $82,011,662
         (collateralized by various U.S. Treasury
         obligations, ranging in par value
         $4,335,000 - $52,112,000, 3.375% -
         4.625%, 11/15/06 - 11/15/16, total
         market value $83,640,738)                      $ 82,000      $  82,000
      Deutsche Bank Securities, Inc.
         5.290%, dated 07/31/07, matures on
         08/01/07, repurchase price $154,624,690
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $350,000 - $50,000,000, 0.000% -
         5.650%, 08/09/07 - 08/13/18, total
         market value $157,697,646)                      154,602        154,602
      Goldman Sachs & Co.
         5.230%, dated 07/31/07, matures on
         08/01/07, repurchase price $30,004,358
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $105,000 - $8,223,000, 3.890% -
         5.550%, 11/21/08 - 01/19/18, total
         market value $30,600,894)                        30,000         30,000
      JPMorgan Securities, Inc.
         5.160%, dated 07/31/07, matures on
         08/01/07, repurchase price $30,004,300
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $5,000 - $3,000,000, 0.000% -
         8.125%, 01/15/09 - 07/15/28, total
         market value $30,600,487)                        30,000         30,000
      Merrill Lynch Government Securities, Inc.
         5.240%, dated 07/31/07, matures on
         08/01/07, repurchase price $30,004,367
         (collateralized by various U.S. agency
         obligations, ranging in par value
         $63,000 - $18,930,000, 4.700% -
         6.150%, 01/18/11 - 01/15/38, total
         market value $30,603,549)                        30,000         30,000
                                                                      ---------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $416,602)                                                416,602
                                                                      ---------
   TOTAL INVESTMENTS - 100.2%
      (Cost $621,009)                                                 $ 621,009
                                                                      =========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $619,504 (000).

INDUSTRY CLASSIFICATIONS ARE UNAUDITED.

* DISCOUNTED SECURITY -- RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT PURCHASE.

(A)   SECURITY IS CALLABLE @ 100.

(B) ADJUSTABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON JULY 31, 2007.

(C) DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
SER -- SERIES

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
JULY 31, 2007

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* - 86.2%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         4.830%, 08/02/07                               $ 83,139       $ 83,128
         4.742%, 08/16/07                                 86,709         86,541
         4.986%, 08/23/07                                 23,454         23,384
         4.797%, 09/06/07                                222,896        221,850
         4.741%, 09/20/07                                128,297        127,473
         4.959%, 10/18/07                                 75,000         74,215
                                                                      ---------
      TOTAL U.S. TREASURY BILLS
         (Cost $616,591)                                                616,591
                                                                      ---------

--------------------------------------------------------------------------------
   U.S. TREASURY NOTE - 13.9%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         3.000%, 11/15/07                                100,000         99,451
                                                                      ---------
      TOTAL U.S. TREASURY NOTE
         (Cost $99,451)                                                  99,451
                                                                      ---------
   TOTAL INVESTMENTS - 100.1%
      (Cost $716,042)                                                 $ 716,042
                                                                      =========

--------------------------------------------------------------------------------

PERCENTAGES ARE BASED ON NET ASSETS OF $714,996 (000).

*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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STATEMENTS OF ASSETS AND LIABILITIES (000)@
JULY 31, 2007

                                                                              COGNITIVE            CORE              ENHANCED
                                                            BALANCED            VALUE             EQUITY              GROWTH
                                                              FUND               FUND              FUND                FUND
                                                       ------------------  ----------------  ------------------  ------------------
ASSETS:
   Investments, at Value+ ...........................  $           43,226* $        118,408* $          148,269* $          139,089*
   Repurchase Agreements, at Value+ .................               8,834            19,119               2,509              16,063
   Affiliated Investments, at Value++ ...............                  --                --                  --                  --
   Cash .............................................                  --                --                  --                  --
   Accrued Income ...................................                 170               109                 116                  52
   Receivable for Fund Shares Sold ..................                 104               121                 365                  88
   Prepaid Expenses .................................                   3                 5                   7                   6
   Reclaims Receivable ..............................                   4                --                   2                   4
   Deferred Compensation Asset ......................                   1                 3                   4                   4
   Receivable for Investments Sold ..................                  --               625                  --                 299
   Margin Deposits ..................................                  --                --                  14                  --
   Unrealized Appreciation on Spot Contracts ........                  --                --                  --                  --
                                                       ------------------  ----------------  ------------------  ------------------
      TOTAL ASSETS ..................................              52,342           138,390             151,286             155,605
                                                       ------------------  ----------------  ------------------  ------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .........               8,617            28,608              11,753              17,126
   Payable for Investments Purchased ................                 190               319                  --                 303
   Accrued Expenses# ................................                  43               101                 124                 129
   Payable for Fund Shares Redeemed .................                  36                --                  --                  --
   Variation Margin Payable .........................                  --                --                   5                  --
   Foreign Currency, Due to Custodian ...............                  --                --                  --                  --
   Due to Custodian .................................                  --                --                  --                  --
                                                       ------------------  ----------------  ------------------  ------------------
      TOTAL LIABILITIES                                             8,886            29,028              11,882              17,558
                                                       ------------------  ----------------  ------------------  ------------------
         NET ASSETS .................................  $           43,456  $        109,362  $          139,404  $          138,047
                                                       ==================  ================  ==================  ==================
NET ASSETS:
   Paid-in Capital (unlimited authorized
      -- no par value) ..............................  $           35,871  $         89,504  $          128,683  $          113,503
   Undistributed (Distributions in excess of)
      Net Investment Income/(Accumulated
      Net Investment Loss) ..........................                  --               486                  26                (222)
   Accumulated Net Realized Gain (Loss) on
      Investments, Investments in Affiliated Funds,
      Written Options and Futures Contracts .........               2,515            10,885               4,609              (7,043)
   Net Unrealized Appreciation (Depreciation)
      on Investments and Investments in
      Affiliated Funds ..............................               5,070             8,487               6,111              31,809
   Net Unrealized Depreciation on Futures
      Contracts .....................................                  --                --                 (25)                 --
   Net Unrealized Appreciation on Foreign Currency ..                  --                --                  --                  --
                                                       ------------------  ----------------  ------------------  ------------------
         NET ASSETS .................................  $           43,456  $        109,362  $          139,404  $          138,047
                                                       ==================  ================  ==================  ==================
   + Cost of Investments and Repurchase Agreements ..  $           46,990  $        129,040  $          144,667  $          123,343
  ++ Cost of Affiliated Investments .................  $               --  $             --  $               --  $              --
   * Includes Market Value of Securities on Loan ....  $            8,267  $         27,171  $           11,186  $           16,317

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) ..........  $            14.95  $          13.03  $             9.96                 N/A
                                                       ==================  ================  ==================  ==================
                                                         ($33,427,603 /      ($2,270,438 /     ($127,266,040 /
                                                        2,236,683 shares)   174,254 shares)  12,780,343 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ............  $            14.92  $          12.97  $             9.93  $            10.17
                                                       ==================  ================  ==================  ==================
                                                          ($7,358,790 /      ($3,765,354 /     ($8,664,153 /        ($223,345 /
                                                         493,341 shares)    290,264 shares)   872,114 shares)      21,963 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ......................  $            15.79  $          13.72  $            10.51  $            10.76
                                                       ==================  ================  ==================  ==================
                                                        ($14.92 / 94.5%)   ($12.97 / 94.5%)   ($9.93 / 94.5%)     ($10.17 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ............  $            14.87               N/A  $             9.74                 N/A
                                                       ==================  ================  ==================  ==================
                                                          ($2,277,160 /                        ($2,662,942 /
                                                         153,112 shares)                      273,457 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ............  $            14.85  $          12.89  $             9.74  $            10.12
                                                       ==================  ================  ==================  ==================
                                                           ($392,782 /        ($30,692 /        ($811,130 /          ($5,831 /
                                                         26,455 shares)      2,381 shares)     83,310 shares)       576 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) ............                 N/A  $          13.02                 N/A  $            10.24
                                                       ==================  ================  ==================  ==================
                                                                            ($103,295,355 /                        ($137,817,609 /
                                                                           7,933,778 shares)                     13,464,872 shares)

N/A   NOT APPLICABLE

@     VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.

# SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR THE DETAIL OF AFFILIATED PAYABLES.

(A) FIDUCIARY CLASS, CLASS A AND CLASS M HAVE POSSIBLE REDEMPTION AND EXCHANGE FEES (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS). CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

**    COST OF FOREIGN CURRENCY IS $(113 (000)).

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

106                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                         INTERNATIONAL             LARGE CAP             LARGE CAP
                                                         OPPORTUNITIES              GROWTH                 VALUE
                                                              FUND                    FUND                  FUND
                                                       ------------------     ------------------    --------------------
ASSETS:
   Investments, at Value+ ...........................  $          360,443*    $          132,354*   $            392,459*
   Repurchase Agreements, at Value+ .................              25,173                  9,909                  22,610
   Affiliated Investments, at Value++ ...............                  --                     --                      --
   Cash .............................................                 332                     --                      --
   Accrued Income ...................................                 293                     91                     410
   Receivable for Fund Shares Sold ..................                  84                     68                     557
   Prepaid Expenses .................................                  12                      6                      20
   Reclaims Receivable ..............................                 108                      8                      --
   Deferred Compensation Asset ......................                  11                      4                      12
   Receivable for Investments Sold ..................               5,362                    396                   2,445
   Margin Deposits ..................................                  --                     --                      --
   Unrealized Appreciation on Spot Contracts ........                   5                     --                      --
                                                       ------------------     ------------------    --------------------
      TOTAL ASSETS ..................................             391,823                142,836                 418,513
                                                       ------------------     ------------------    --------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned .........              31,983                  9,749                  30,949
   Payable for Investments Purchased ................               7,603                  1,043                   7,458
   Accrued Expenses# ................................                 449                    121                     359
   Payable for Fund Shares Redeemed .................                   2                    107                     296
   Variation Margin Payable .........................                  --                     --                      --
   Foreign Currency, Due to Custodian ...............                 112**                   --                      --
   Due to Custodian .................................                  --                     --                       6
                                                       ------------------     ------------------    --------------------
      TOTAL LIABILITIES .............................              40,149                 11,020                  39,068
                                                       ------------------     ------------------    --------------------
         NET ASSETS .................................  $          351,674     $          131,816    $            379,445
                                                       ==================     ==================    ====================
NET ASSETS:
   Paid-in Capital (unlimited authorized
      -- no par value) ..............................  $          231,943     $          249,521    $            328,272
   Undistributed (Distributions in excess of) Net
      Investment Income/(Accumulated Net
      Investment Loss) ..............................               2,063                    326                     112
   Accumulated Net Realized Gain (Loss) on
      Investments, Investments in Affiliated
      Funds, Written Options and Futures Contracts ..              13,673              (128,070)                  19,760
   Net Unrealized Appreciation (Depreciation) on
      Investments, Investments in Affiliated Funds ..             103,982                 10,039                  31,301
   Net Unrealized Depreciation on Futures
      Contracts .....................................                  --                     --                      --
   Net Unrealized Appreciation on Foreign Currency ..                  13                     --                      --
                                                       ------------------     ------------------    --------------------
         NET ASSETS .................................  $          351,674     $          131,816    $            379,445
                                                       ==================     ==================    ====================
   + Cost of Investments and Repurchase Agreements ..  $          281,634     $          132,224    $            383,768
  ++ Cost of Affiliated Investments .................  $               --     $               --    $                 --
   * Includes Market Value of Securities on Loan ....  $           30,666     $            9,452    $             28,932

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) ..........  $             9.93     $            10.03    $              15.16
                                                       ==================     ==================    ====================
                                                          ($60,509,347 /         ($110,599,977 /      ($216,155,980 /
                                                        6,094,399 shares)     11,026,540 shares)     14,261,824 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) ............  $             9.90     $             9.85    $              15.19
                                                       ==================     ==================    ====================
                                                         ($14,531,550 /         ($14,284,019 /        ($153,045,390 /
                                                        1,468,519 shares)      1,449,588 shares)     10,076,553 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES ......................  $            10.48     $            10.42    $              16.07
                                                       ==================     ==================    ====================
                                                         ($9.90 / 94.5%)        ($9.85 / 94.5%)       ($15.19 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) ............                 N/A     $             9.23    $              14.94
                                                       ==================     ==================    ====================
                                                                                  ($5,834,704 /        ($2,502,181 /
                                                                                632,402 shares)       167,480 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) ............  $             9.81     $             9.23    $              14.90
                                                       ==================     ==================    ====================
                                                           ($3,159,048 /         ($1,097,665 /        ($7,741,688 /
                                                         321,929 shares)        118,897 shares)        519,415 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) ............  $             9.93                    N/A                     N/A
                                                       ==================     ==================    ====================
                                                         ($273,474,402 /
                                                       27,548,070 shares)

                                                                                                                   CAPITAL
                                                       SMALL CAP          SMALL CAP              VALUE              GROWTH
                                                       ADVANTAGE            VALUE              MOMENTUM           ALLOCATION
                                                         FUND               FUND                 FUND                FUND
                                                  ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments, at Value+ ......................  $           26,418* $          293,384* $          514,207* $            1,668
   Repurchase Agreements, at Value+ ............               8,900              62,793              12,306               1,565
   Affiliated Investments, at Value++ ..........                  --                  --                  --              76,791
   Cash ........................................                  --                  --                  --                  --
   Accrued Income ..............................                  29                 495                 419                  --
   Receivable for Fund Shares Sold .............                 392                 405                 496                  80
   Prepaid Expenses ............................                   1                  17                  28                   4
   Reclaims Receivable .........................                  --                   1                  83                  --
   Deferred Compensation Asset .................                   1                   9                  15                   2
   Receivable for Investments Sold .............                 423              11,685               1,789                  --
   Margin Deposits .............................                  26                  --                  --                  --
   Unrealized Appreciation on Spot Contracts ...                  --                  --                  --                  --
                                                  ------------------  ------------------  ------------------  ------------------
      TOTAL ASSETS .............................              36,190             368,789             529,343              80,110
                                                  ------------------  ------------------  ------------------  ------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....               7,805              86,195              40,405                  --
   Payable for Investments Purchased ...........                 143              12,134               1,687                  --
   Accrued Expenses# ...........................                  35                 393                 454                  56
   Payable for Fund Shares Redeemed ............                  --                 495                 428                  67
   Variation Margin Payable ....................                   4                  --                  --                  --
   Foreign Currency, Due to Custodian ..........                  --                  --                  --                  --
   Due to Custodian ............................                 383                  --                  --                  --
                                                  ------------------  ------------------  ------------------  ------------------
      TOTAL LIABILITIES ........................               8,370              99,217              42,974                 123
                                                  ------------------  ------------------  ------------------  ------------------
         NET ASSETS ............................  $           27,820  $          269,572  $          486,369  $           79,987
                                                  ==================  ==================  ==================  ==================
NET ASSETS:
   Paid-in Capital (unlimited authorized
      -- no par value) .........................  $           29,823  $          227,567  $          294,095  $           72,834
   Undistributed (Distributions in excess of)
      Net Investment Income/(Accumulated Net
      Investment Loss) .........................                  72               1,192                  35                  --
   Accumulated Net Realized Gain (Loss) on
      Investments, Investments in Affiliated
      Funds, Written Options and Futures
      Contracts ................................                 226              23,875              56,317               2,326
   Net Unrealized Appreciation (Depreciation)
      on Investments, Investments in
      Affiliated Funds .........................              (2,246)             16,938             135,922               4,827
   Net Unrealized Depreciation on Futures
      Contracts ................................                 (55)                 --                  --                  --
   Net Unrealized Appreciation on Foreign
      Currency .................................                  --                  --                  --                  --
                                                  ------------------  ------------------  ------------------  ------------------
         NET ASSETS ............................  $           27,820  $          269,572  $          486,369  $           79,987
                                                  ==================  ==================  ==================  ==================
   + Cost of Investments and Repurchase
      Agreements ...............................  $           37,564  $          339,239  $         390,591   $            3,274
  ++ Cost of Affiliated Investments ............  $               --  $               --  $              --   $           71,923
   * Includes Market Value of Securities on
      Loan .....................................  $            7,103  $           76,537  $           38,386  $               --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES (A) .....  $            18.83  $            17.05  $            24.21  $            25.72
                                                  ==================  ==================  ==================  ==================
                                                    ($27,572,348 /     ($178,804,841 /     ($445,763,158 /        ($769,922 /
                                                   1,463,929 shares)  10,488,015 shares)  18,414,456 shares)    29,934 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .......  $            18.82  $            16.68  $            24.17  $            25.72
                                                  ==================  ==================  ==================  ==================
                                                      ($117,224 /       ($59,511,603 /      ($31,772,702 /      ($49,072,573 /
                                                     6,229 shares)     3,568,844 shares)   1,314,462 shares)   1,908,204 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .................  $            19.92  $            17.65  $            25.58  $            27.22
                                                  ==================  ==================  ==================  ==================
                                                   ($18.82 / 94.5%)    ($16.68 / 94.5%)    ($24.17 / 94.5%)    ($25.72 / 94.5%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .......                 N/A  $            15.85  $            23.79                 N/A
                                                  ==================  ==================  ==================  ==================
                                                                        ($10,987,454 /      ($6,772,245 /
                                                                       693,181 shares)     284,645 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .......  $            18.80  $            15.76  $            23.72  $            25.42
                                                  ==================  ==================  ==================  ==================
                                                      ($130,461 /       ($20,268,076 /      ($2,061,101 /       ($30,144,183 /
                                                     6,939 shares)     1,285,851 shares)    86,880 shares)     1,185,727 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS M SHARES (A) .......                 N/A                 N/A                 N/A                 N/A
                                                  ==================  ==================  ==================  ==================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           107

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF ASSETS AND LIABILITIES (000)@
JULY 31, 2007

                                                     DIVERSIFIED            GROWTH &           INCOME
                                                        EQUITY              INCOME              PLUS
                                                      ALLOCATION          ALLOCATION          ALLOCATION             BOND
                                                         FUND                FUND               FUND                 FUND
                                                  ------------------  ------------------  ------------------  ------------------
ASSETS:
   Investments, at Value+ ......................  $              165  $            1,199  $               82  $          413,468*
   Repurchase Agreements, at Value+ ............                  --               2,297                 460              29,279
   Affiliated Investments, at Value++ ..........               6,898              67,163               8,799                  --
   Cash ........................................                  --                  --                  --                  --
   Receivable for Fund Shares Sold .............                   4                  58                  --                 218
   Receivable from Investment Adviser ..........                   4                   2                   2                  --
   Prepaid Expenses ............................                  --                   3                   1                  22
   Deferred Compensation Asset .................                  --                   2                  --                  12
   Accrued Income ..............................                  --                  --                  --               4,325
   Receivable for Investments Sold .............                  --                  --                  --                  --
                                                  ------------------  ------------------  ------------------  ------------------
      TOTAL ASSETS .............................               7,071              70,724               9,344             447,324
                                                  ------------------  ------------------  ------------------  ------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....                  --                  --                  --              52,349
   Due to Custodian ............................                  16                  --                  --                  --
   Payable for Fund Shares Redeemed ............                   6                 162                  --                 269
   Accrued Expenses# ...........................                   9                  48                   7                 283
   Payable for Investments Purchased. ..........                  --                  --                  --               5,055
   Interest Payable ............................                  --                  --                  --                  11
   Income Distribution Payable .................                  --                  --                  --                  --
                                                  ------------------  ------------------  ------------------  ------------------
      TOTAL LIABILITIES ........................                  31                 210                   7              57,967
                                                  ------------------  ------------------  ------------------  ------------------
         NET ASSETS ............................  $            7,040  $           70,514  $            9,337  $          389,357
                                                  ==================  ==================  ==================  ==================
NET ASSETS:
   Paid-in Capital (unlimited authorized
      -- no par value) .........................  $            6,974  $           65,359  $            8,975  $          396,552
   Undistributed (Distributions in excess of)
      Net Investment Income/(Accumulated Net
      Investment Loss) .........................                  --                  44                  16                 680
   Accumulated Net Realized Gain (Loss) on
      Investments and Investments in
      Affiliated Funds .........................                  36               1,532                 106              (8,064)
   Net Unrealized Appreciation (Depreciation)
      on Investments and Investments in
      Affiliated Funds .........................                  30               3,579                 240                 189
                                                  ------------------  ------------------  ------------------  ------------------
         NET ASSETS ............................  $            7,040  $           70,514  $            9,337  $          389,357
                                                  ==================  ==================  ==================  ==================
   + Cost of Investments and Repurchase
       Agreements at Value .....................  $              169  $            3,524  $              544  $          442,558
  ++ Cost of Affiliated Investments at Value ...  $            6,864  $           63,556  $            8,557  $               --
   * Includes Market Value of Securities
       on Loan .................................  $               --  $               --  $               --  $           48,365

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES .........  $            20.97  $            24.23^  $           21.85  $            10.40
                                                  ==================  ==================  ==================  ==================
                                                       ($183,106 /          ($525 /           ($103,085 /       ($352,609,919 /
                                                     8,732 shares)        22 shares)         4,717 shares)    33,912,565 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .......  $            20.94  $            24.15  $            21.86  $            10.26
                                                  ==================  ==================  ==================  ==================
                                                    ($4,870,674 /       ($47,572,740 /       ($5,458,826 /      ($31,067,833 /
                                                    232,606 shares)    1,969,839 shares)    249,718 shares)    3,028,336 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .................  $            22.16  $            25.56  $            22.89  $            10.50
                                                  ==================  ==================  ==================  ==================
                                                   ($20.94 / 94.5%)    ($24.15 / 94.5%)    ($21.86 / 95.5%)    ($10.26 / 97.75%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .......                 N/A                 N/A                 N/A  $            10.22
                                                  ==================  ==================  ==================  ==================
                                                                                                                ($5,577,506 /
                                                                                                               545,862 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .......  $            20.85  $            24.03  $            21.73  $            10.20
                                                  ==================  ==================  ==================  ==================
                                                     ($1,985,812 /      ($22,941,113 /       ($3,775,108 /       ($102,202 /
                                                    95,260 shares)     954,526 shares)      173,723 shares)     10,018 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ...........                 N/A                 N/A                 N/A                 N/A
                                                  ==================  ==================  ==================  ==================

^ NET ASSETS DIVIDED BY SHARES DO NOT CALCULATE TO THE STATED NAV BECAUSE THESE AMOUNTS ARE SHOWN ROUNDED.

N/A   NOT APPLICABLE

@     VALUES ARE PRESENTED IN THOUSANDS EXCEPT FOR PER SHARE DATA.

# SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS FOR THE DETAIL OF AFFILIATED PAYABLES.

(A) CLASS A HAS POSSIBLE REDEMPTION AND EXCHANGE FEES (SEE NOTE 2 IN NOTES TO FINANCIAL STATEMENTS).

      CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES (SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS).

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

108                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                      CALIFORNIA            NATIONAL                              CALIFORNIA
                                                     INTERMEDIATE         INTERMEDIATE        SHORT TERM           TAX-FREE
                                                     TAX-FREE BOND       TAX-FREE BOND           BOND            MONEY MARKET
                                                         FUND                FUND                FUND                FUND
                                                  ------------------  ------------------  ------------------  -------------------
ASSETS:
   Investments, at Value+ ......................  $          120,326  $           70,686  $           52,851* $           601,486
   Repurchase Agreements, at Value+ ............                  --                  --               5,562                   --
   Affiliated Investments, at Value++ ..........                  --                  --                  --                   --
   Cash ........................................                  --                  --                  --                   --
   Receivable for Fund Shares Sold .............                  --                  --                   4                   --
   Receivable from Investment Adviser ..........                  --                   1                  --                   --
   Prepaid Expenses ............................                   7                   4                   3                   28
   Deferred Compensation Asset .................                   4                   2                   2                   19
   Accrued Income ..............................               1,703                 929                 523                2,225
   Receivable for Investments Sold .............                  --                  --                  42               12,300
                                                  ------------------  ------------------  ------------------  -------------------
      TOTAL ASSETS .............................             122,040              71,622              58,987              616,058
                                                  ------------------  ------------------  ------------------  -------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....                  --                  --               2,553                   --
   Due to Custodian ............................                  --                  --                  --                   --
   Payable for Fund Shares Redeemed ............                  28                  --                  --                   --
   Accrued Expenses# ...........................                  75                  24                  35                  377
   Payable for Investments Purchased. ..........                  --                 534                  --                2,013
   Interest Payable ............................                  --                   3                  --                   --
   Income Distribution Payable .................                  --                  --                  --                  646
                                                  ------------------  ------------------  ------------------  -------------------
      TOTAL LIABILITIES ........................                 103                 561               2,588                3,036
                                                  ------------------  ------------------  ------------------  -------------------
         NET ASSETS ............................  $          121,937  $           71,061  $           56,399  $           613,022
                                                  ==================  ==================  ==================  ===================
NET ASSETS:
   Paid-in Capital (unlimited authorized
      -- no par value) .........................  $          120,746  $           70,439  $           56,730  $           613,022
   Undistributed (Distributions in excess of)
      Net Investment Income/(Accumulated Net
      Investment Loss) .........................                  87                  56                  45                   --
   Accumulated Net Realized Gain (Loss) on
      Investments and Investments in
      Affiliated Funds .........................                 111                  34                (138)                  --
   Net Unrealized Appreciation (Depreciation)
      on Investments and Investments in
      Affiliated Funds .........................                 993                 532                (238)                  --
                                                  ------------------  ------------------  ------------------  -------------------
         NET ASSETS ............................  $          121,937  $           71,061  $           56,399             $613,022
                                                  ==================  ==================  ==================  ===================
   + Cost of Investments and Repurchase
       Agreements at Value .....................  $          119,333  $           70,154  $           58,651  $           601,486
  ++ Cost of Affiliated Investments at Value ...  $               --  $               --  $               --  $                --
   * Includes Market Value of Securities
       on Loan .................................  $               --  $               --  $            2,231  $                --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES .........  $             9.72  $            10.84  $             9.82  $              1.00
                                                  ==================  ==================  ==================  ===================
                                                     ($89,851,864 /     ($67,896,340 /      ($54,637,819 /      ($226,583,414 /
                                                   9,240,523 shares)   6,264,261 shares)   5,566,344 shares)  226,595,749 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .......  $             9.68  $            10.83  $             9.81  $              1.00
                                                  ==================  ==================  ==================  ===================
                                                     ($27,499,792 /     ($3,158,605 /         ($152,727 /       ($329,718,457 /
                                                   2,840,664 shares)   291,560 shares)      15,576 shares)    329,717,306 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .................  $             9.90  $            11.08  $            10.04                  N/A
                                                  ==================  ==================  ==================  ===================
                                                   ($9.68 / 97.75%)    ($10.83 / 97.75%)   ($9.81 / 97.75%)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .......  $             9.67                 N/A                 N/A                  N/A
                                                  ==================  ==================  ==================  ===================
                                                     ($4,326,084 /
                                                    447,223 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .......  $             9.66  $            11.05  $             9.91                  N/A
                                                  ==================  ==================  ==================  ===================
                                                      ($259,436 /           $6,089 /         ($1,608,434 /
                                                    26,858 shares)        551 shares)       162,370 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ...........                 N/A                 N/A                 N/A  $              1.00
                                                  ==================  ==================  ==================  ===================
                                                                                                                 ($56,720,622 /
                                                                                                               56,715,203 shares)

                                                                                                            100%
                                                          DIVERSIFIED          U.S. GOVERNMENT          U.S. TREASURY
                                                         MONEY MARKET            MONEY MARKET           MONEY MARKET
                                                             FUND                   FUND                    FUND
                                                   ----------------------    --------------------    ---------------------
ASSETS:
   Investments, at Value+ ......................   $            2,914,180    $            204,407    $             716,042
   Repurchase Agreements, at Value+ ............                   18,230                 416,602                       --
   Affiliated Investments, at Value++ ..........                       --                      --                       --
   Cash ........................................                       --                      --                       --
   Receivable for Fund Shares Sold .............                       --                      --                       --
   Receivable from Investment Adviser ..........                       --                      --                       --
   Prepaid Expenses ............................                      156                      33                       40
   Deferred Compensation Asset .................                       86                      18                       22
   Accrued Income ..............................                    4,608                     608                      636
   Receivable for Investments Sold .............                       --                      --                       --
                                                   ----------------------    --------------------    ---------------------
      TOTAL ASSETS .............................                2,937,260                 621,668                  716,740
                                                   ----------------------    --------------------    ---------------------
LIABILITIES:
   Payable Upon Return of Securities Loaned ....                       --                      --                       --
   Due to Custodian ............................                       --                      --                       --
   Payable for Fund Shares Redeemed ............                       26                       4                       --
   Accrued Expenses# ...........................                    1,776                     379                      512
   Payable for Investments Purchased. ..........                       --                      --                       --
   Interest Payable ............................                       --                      --                       --
   Income Distribution Payable .................                    5,521                   1,781                    1,232
                                                   ----------------------    --------------------    ---------------------
      TOTAL LIABILITIES ........................                    7,323                   2,164                    1,744
                                                   ----------------------    --------------------    ---------------------
         NET ASSETS ............................   $            2,929,937    $            619,504    $             714,996
                                                   ======================    ====================    =====================
NET ASSETS:
   Paid-in Capital (unlimited authorized
      -- no par value) .........................   $            2,929,943    $            619,540    $             715,163
   Undistributed (Distributions in excess of)
      Net Investment Income/(Accumulated Net
      Investment Loss) .........................                       --                      --                       --
   Accumulated Net Realized Gain (Loss) on
      Investments and Investments in
      Affiliated Funds .........................                       (6)                    (36)                    (167)
   Net Unrealized Appreciation (Depreciation)
      on Investments and Investments in
      Affiliated Funds .........................                       --                      --                       --
                                                   ----------------------    --------------------    ---------------------
         NET ASSETS ............................   $            2,929,937    $            619,504    $             714,996
                                                   ======================    ====================    =====================
   + Cost of Investments and Repurchase
       Agreements at Value .....................   $            2,932,410    $            621,009    $             716,042
  ++ Cost of Affiliated Investments at Value ...   $                   --    $                 --    $                  --
   * Includes Market Value of Securities
       on Loan .................................   $                   --    $                 --    $                  --

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- FIDUCIARY SHARES .........   $                 1.00    $               1.00    $                1.00
                                                   ======================    ====================    =====================
                                                      ($1,764,558,711 /         ($456,801,435 /          ($334,210,924 /
                                                    1,765,173,466 shares)     456,864,066 shares)      334,300,214 shares)
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES (A) .......   $                 1.00    $               1.00    $                1.00
                                                   ======================    ====================    =====================
                                                        ($792,969,380 /          ($33,560,280 /         ($151,880,154 /
                                                      793,027,331 shares)      33,566,309 shares)     151,904,730 shares)
MAXIMUM OFFERING PRICE
   PER SHARE -- CLASS A SHARES .................                      N/A                     N/A                      N/A
                                                   ======================    ====================    =====================
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS B SHARES (A) .......                      N/A    $               1.00                      N/A
                                                   ======================    ====================    =====================
                                                                                 ($432,379 /
                                                                               432,622 shares)
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C SHARES (A) .......                      N/A    $               1.00                      N/A
                                                   ======================    ====================    =====================
                                                                                  ($28,992 /
                                                                                28,992 shares)
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS S SHARES ...........   $                 1.00    $               1.00    $                1.00
                                                   ======================    ====================    =====================
                                                       ($372,409,404 /          ($128,680,821 /         ($228,904,841 /
                                                     371,742,480 shares)      128,646,699 shares)     228,960,442 shares)

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           109

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR OR PERIOD ENDED JULY 31, 2007

                                                                                 COGNITIVE       CORE       ENHANCED
                                                                    BALANCED       VALUE        EQUITY       GROWTH
                                                                      FUND          FUND         FUND         FUND
                                                                    --------     ---------     --------     --------
Interest Income .................................................   $    780+    $     192+    $     81+    $    139+
Income from Investments in Affiliated Funds .....................         --            --           --           --
Dividend Income .................................................        601         1,524        2,585          637
Less: Foreign Taxes Withheld, Net of Reclaims ...................         (2)           --           (4)         (30)
                                                                    --------     ---------     --------     --------
            Total Investment Income .............................      1,379         1,716        2,662          746
                                                                    --------     ---------     --------     --------
Expenses:
   Investment Adviser Fee .......................................        281           809          818          992
   Shareholder Servicing Fees Fiduciary Shares ..................         91             8          317           --
   Shareholder Servicing Fees Class A Shares ....................         18             6           15           --
   Shareholder Servicing Fees Class B Shares ....................          7            --            7           --
   Administrative Fee ...........................................         70           162          205          198
   Custodian Fees ...............................................          5            11           14           13
   Trustees Fees ................................................          2             4            6            5
   Chief Compliance Officer Fees ................................          1             2            3            3
   Distribution Fees Class A Shares .............................         18             6           15           --
   Distribution Fees Class B Shares .............................         21            --           22           --
   Distribution Fees Class C Shares .............................          4            --            6           --
   Registration Fees ............................................         12             4           12            4
   Professional Fees ............................................         10            21           25           24
   Transfer Agent Fees ..........................................          9            21           26           25
   Printing Fees ................................................          6             9           16           11
   Insurance Fees ...............................................          1             3            2            5
   Miscellaneous Fees ...........................................         12             4            4            3
                                                                    --------     ---------     --------     --------
            Total Expenses ......................................        568         1,070        1,513        1,283
                                                                    --------     ---------     --------     --------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees .............................        (20)           --           (6)          (1)
            Shareholder Servicing Fees ..........................        (44)          (10)        (174)          --
            Administrative Fees .................................        (12)          (27)         (34)         (33)
            Reduction of Expenses (1) ...........................         (5)          (12)         (15)         (14)
                                                                    --------     ---------     --------     --------
   Total Waivers and Reduction of Expenses ......................        (81)          (49)        (229)         (48)
                                                                    --------     ---------     --------     --------
   Total Net Expenses ...........................................        487         1,021        1,284        1,235
                                                                    --------     ---------     --------     --------
Net Investment Income (Loss) ....................................        892           695        1,378         (489)
                                                                    --------     ---------     --------     --------
Net Realized Gain on Investments ................................      3,125        12,716       15,877        2,546
Net Realized Gain on Investments in Affiliated Funds ............         --            --           --           --
Net Realized Loss on Foreign Currency Transactions ..............         --            --           --           --
Net Realized Gain on Written Option Contracts (2) ...............         --            --           --           --
Net Realized Gain (Loss) on Futures Contracts ...................         --            --           72           --
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................................      1,166        (2,105)         (19)      28,894
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........................         --            --           --           --
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions .............................         --            --           --           --
Change in Unrealized Appreciation (Depreciation)
   on Written Options ...........................................         --            --           --           --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts .........................................         --            --          (25)          --
                                                                    --------     ---------     --------     --------
Net Realized and Unrealized Gain (Loss) on Investments ..........      4,291        10,611       15,905       31,440
                                                                    --------     ---------     --------     --------
Increase (Decrease) in Net Assets Resulting from Operations .....   $  5,183     $  11,306     $ 17,283     $ 30,951
                                                                    ========     =========     ========     ========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).

(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(2)   SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS.

(3)   COMMENCED OPERATIONS ON MARCH 1, 2007.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

110                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                    INTERNATIONAL     LARGE CAP     LARGE CAP     SMALL CAP
                                                                    OPPORTUNITIES      GROWTH         VALUE       ADVANTAGE
                                                                        FUND            FUND           FUND        FUND (3)
                                                                    -------------     ---------     ---------     ---------
Interest Income .................................................   $         601+    $     179+    $     367+    $      37+
Income from Investments in Affiliated Funds .....................              --            --            --            --
Dividend Income .................................................           7,811         1,634         7,959           155
Less: Foreign Taxes Withheld, Net of Reclaims ...................            (691)           (6)          (35)           (1)
                                                                    -------------     ---------     ---------     ---------
            Total Investment Income .............................           7,721         1,807         8,291           191
                                                                    -------------     ---------     ---------     ---------
Expenses:
   Investment Adviser Fee .......................................           2,682           804         2,184            96
   Shareholder Servicing Fees Fiduciary Shares ..................              80           276           502            25
   Shareholder Servicing Fees Class A Shares ....................              19            38           383            --
   Shareholder Servicing Fees Class B Shares ....................              --            17             8            --
   Administrative Fee ...........................................             426           201           546            31
   Custodian Fees ...............................................             112            13            36             1
   Trustees Fees ................................................              12             6            16            --
   Chief Compliance Officer Fees ................................               6             3             8            --
   Distribution Fees Class A Shares .............................              19            38           383            --
   Distribution Fees Class B Shares .............................              --            52            23            --
   Distribution Fees Class C Shares .............................              20            13            71            --
   Registration Fees ............................................               9            27            32            --
   Professional Fees ............................................              80            25            64             2
   Transfer Agent Fees ..........................................              55            26            71             3
   Printing Fees ................................................              33            16            42             1
   Insurance Fees ...............................................               6             2            11            --
   Miscellaneous Fees ...........................................              25             3             9             1
                                                                    -------------     ---------     ---------     ---------
            Total Expenses ......................................           3,584         1,560         4,389           160
                                                                    -------------     ---------     ---------     ---------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees .............................             (10)           (7)         (176)           (8)
            Shareholder Servicing Fees ..........................             (77)         (148)         (370)          (17)
            Administrative Fees .................................             (71)          (33)          (91)           (3)
            Reduction of Expenses (1) ...........................             (31)          (15)          (40)           (2)
                                                                    -------------     ---------     ---------     ---------
   Total Waivers and Reduction of Expenses ......................            (189)         (203)         (677)          (30)
                                                                    -------------     ---------     ---------     ---------
   Total Net Expenses ...........................................           3,395         1,357         3,712           130
                                                                    -------------     ---------     ---------     ---------
Net Investment Income (Loss) ....................................           4,326           450         4,579            61
                                                                    -------------     ---------     ---------     ---------
Net Realized Gain on Investments ................................          13,973        17,228        35,741           238
Net Realized Gain on Investments in Affiliated Funds ............              --            --            --            --
Net Realized Loss on Foreign Currency Transactions ..............             (71)           --            --            --
Net Realized Gain on Written Option Contracts (2) ...............              --            --            --            --
Net Realized Gain (Loss) on Futures Contracts ...................              --            --            --            (1)
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................................          53,732           329        (1,508)       (2,246)
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........................              --            --            --            --
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions .............................              15            --            --            --
Change in Unrealized Appreciation (Depreciation)
   on Written Options ...........................................              --            --            --            --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts .........................................              --            --            --           (55)
                                                                    -------------     ---------     ---------     ---------
Net Realized and Unrealized Gain (Loss) on Investments ..........          67,649        17,557        34,233        (2,064)
                                                                    -------------     ---------     ---------     ---------
Increase (Decrease) in Net Assets Resulting from Operations .....   $      71,975     $  18,007     $  38,812     $  (2,003)
                                                                    =============     =========     =========     =========

                                                                    SMALL CAP       VALUE      CAPITAL GROWTH
                                                                      VALUE       MOMENTUM       ALLOCATION
                                                                      FUND          FUND            FUND
                                                                    ---------     --------     --------------
Interest Income .................................................   $     669+    $    541+    $           71
Income from Investments in Affiliated Funds .....................          --           --                989
Dividend Income .................................................       6,715       11,291                 --
Less: Foreign Taxes Withheld, Net of Reclaims ...................          (2)         (43)                --
                                                                    ---------     --------     --------------
            Total Investment Income .............................       7,382       11,789              1,060
                                                                    ---------     --------     --------------
Expenses:
   Investment Adviser Fee .......................................       2,958        3,019                134
   Shareholder Servicing Fees Fiduciary Shares ..................         484        1,153                  1
   Shareholder Servicing Fees Class A Shares ....................         168           82                107
   Shareholder Servicing Fees Class B Shares ....................          33           18                 --
   Administrative Fee ...........................................         444          755                101
   Custodian Fees ...............................................          30           50                  7
   Trustees Fees ................................................          14           23                  3
   Chief Compliance Officer Fees ................................           7           12                  2
   Distribution Fees Class A Shares .............................         168           82                107
   Distribution Fees Class B Shares .............................          98           55                 --
   Distribution Fees Class C Shares .............................         218           19                241
   Registration Fees ............................................          37           66                  5
   Professional Fees ............................................          50           84                 15
   Transfer Agent Fees ..........................................          57           96                 13
   Printing Fees ................................................          34           59                  8
   Insurance Fees ...............................................           1            7                  1
   Miscellaneous Fees ...........................................           8           12                  1
                                                                    ---------     --------     --------------
            Total Expenses ......................................       4,809        5,592                746
                                                                    ---------     --------     --------------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees .............................         (10)          (8)               (86)
            Shareholder Servicing Fees ..........................        (270)        (524)               (86)
            Administrative Fees .................................         (74)        (126)               (17)
            Reduction of Expenses (1) ...........................         (32)         (55)                (7)
                                                                    ---------     --------     --------------
   Total Waivers and Reduction of Expenses ......................        (386)        (713)              (196)
                                                                    ---------     --------     --------------
   Total Net Expenses ...........................................       4,423        4,879                550
                                                                    ---------     --------     --------------
Net Investment Income (Loss) ....................................       2,959        6,910                510
                                                                    ---------     --------     --------------
Net Realized Gain on Investments ................................      26,207       73,232                 --
Net Realized Gain on Investments in Affiliated Funds ............          --           --              2,748
Net Realized Loss on Foreign Currency Transactions ..............          --           --                 --
Net Realized Gain on Written Option Contracts (2) ...............          --           13                 --
Net Realized Gain (Loss) on Futures Contracts ...................          --           --                 --
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................................     (10,685)      (4,583)               (41)
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........................          --           --              4,341
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions .............................          --           --                 --
Change in Unrealized Appreciation (Depreciation)
   on Written Options ...........................................          --          (13)                --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts .........................................          --           --                 --
                                                                    ---------     --------     --------------
Net Realized and Unrealized Gain (Loss) on Investments ..........      15,522       68,649              7,048
                                                                    ---------     --------     --------------
Increase (Decrease) in Net Assets Resulting from Operations .....   $  18,481     $ 75,559     $        7,558
                                                                    =========     ========     ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          111

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)
FOR THE YEAR OR PERIOD ENDED JULY 31, 2007

                                                                    DIVERSIFIED      GROWTH &        INCOME
                                                                      EQUITY          INCOME          PLUS
                                                                    ALLOCATION      ALLOCATION     ALLOCATION       BOND
                                                                     FUND (2)          FUND           FUND          FUND
                                                                    -----------     ----------     ----------     --------
Income from Investments in Affiliated Funds .....................   $        22     $    1,252     $      231     $     --
Interest Income .................................................            --            107             18       22,352+
Dividend Income .................................................            --             --             --            9
                                                                    -----------     ----------     ----------     --------
            Total Investment Income .............................            22          1,359            249       22,361
                                                                    -----------     ----------     ----------     --------
Expenses:
   Investment Adviser Fee .......................................             6            121             16        2,012
   Shareholder Servicing Fees Fiduciary Shares ..................            --             --             --          905
   Shareholder Servicing Fees Class A Shares ....................             5            106             12           85
   Shareholder Servicing Fees Class B Shares ....................            --             --             --           16
   Administrative Fee ...........................................            53             90             12          603
   Custodian Fees ...............................................            --              6              1           40
   Trustees Fees ................................................            --              2             --           19
   Chief Compliance Officer Fees ................................            --              1             --            9
   Distribution Fees Class A Shares .............................             5            106             12           85
   Distribution Fees Class B Shares .............................            --             --             --           47
   Distribution Fees Class C Shares .............................             7            181             31            1
   Distribution Fees Class S Shares .............................            --             --             --           --
   Professional Fees ............................................             1             13              5           86
   Transfer Agent Fees ..........................................             1             12              2           75
   Printing Fees ................................................            --              7              1           47
   Registration Fees ............................................            --              4              1           32
   Insurance Fees ...............................................            --              1             --            7
   Miscellaneous Fees ...........................................            --              1             --           34
                                                                    -----------     ----------     ----------     --------
            Total Expenses ......................................            78            651             93        4,103
                                                                    -----------     ----------     ----------     --------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees .............................            (6)           (86)            (9)         (97)
            Reimbursement from Investment Adviser ...............           (46)            --             --           --
            Shareholder Servicing Fees ..........................            (4)           (84)           (10)        (719)
            Administrative Fees .................................            (1)           (15)            (2)        (101)
            Reduction of Expenses (1) ...........................            --             (7)            (1)         (44)
                                                                    -----------     ----------     ----------     --------
   Total Waivers and Reduction of Expenses ......................           (57)          (192)           (22)        (961)
                                                                    -----------     ----------     ----------     --------
   Total Net Expenses ...........................................            21            459             71        3,142
                                                                    -----------     ----------     ----------     --------
Net Investment Income ...........................................             1            900            178       19,219
                                                                    -----------     ----------     ----------     --------
Net Realized Gain (Loss) on Investments .........................            --             --             --        2,400
Net Realized Gain on Investments
   in Affiliated Funds ..........................................            48          1,848            139           --
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................................            (4)           (29)            (2)        (446)
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........................            34          3,315            252           --
                                                                    -----------     ----------     ----------     --------
Net Realized and Unrealized Gain (Loss) on Investments ..........            78          5,134            389        1,954
                                                                    -----------     ----------     ----------     --------
Increase in Net Assets Resulting from Operations ................   $        79     $    6,034     $      567     $ 21,173
                                                                    ===========     ==========     ==========     ========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM (SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS).

(1)   SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

(2)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

112                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                     CALIFORNIA         NATIONAL                     CALIFORNIA
                                                                    INTERMEDIATE      INTERMEDIATE    SHORT TERM      TAX-FREE
                                                                    TAX-FREE BOND    TAX-FREE BOND       BOND       MONEY MARKET
                                                                        FUND              FUND           FUND           FUND
                                                                    -------------    -------------    ----------    ------------
Income from Investments in Affiliated Funds .....................   $          --    $          --    $       --    $         --
Interest Income .................................................           5,361            3,136         2,269+         20,359
Dividend Income .................................................              25               31            --               8
                                                                    -------------    -------------    ----------    ------------
            Total Investment Income ............................           5,386            3,167         2,269          20,367
                                                                    -------------    -------------    ----------    ------------
Expenses:
   Investment Adviser Fee .......................................             646              375           190           1,717
   Shareholder Servicing Fees Fiduciary Shares ..................             231              180           111             555
   Shareholder Servicing Fees Class A Shares ....................              79                8             2             753
   Shareholder Servicing Fees Class B Shares ....................              13               --            --              --
   Administrative Fee ...........................................             194              112            71             858
   Custodian Fees ...............................................              13                7             5              57
   Trustees Fees ................................................               6                3             2              26
   Chief Compliance Officer Fees ................................               3                2             1              13
   Distribution Fees Class A Shares .............................              79                8             2             753
   Distribution Fees Class B Shares .............................              37               --            --              --
   Distribution Fees Class C Shares .............................               3               --            17              --
   Distribution Fees Class S Shares .............................              --               --            --             270
   Professional Fees ............................................              23               14            11              95
   Transfer Agent Fees ..........................................              24               14             9             110
   Printing Fees ................................................              15                9             5              65
   Registration Fees ............................................              24               14             5              95
   Insurance Fees ...............................................               2                1             1               8
   Miscellaneous Fees ...........................................              23               15            19              26
                                                                    -------------    -------------    ----------    ------------
            Total Expenses ......................................           1,415              762           451           5,401
                                                                    -------------    -------------    ----------    ------------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees .............................            (351)            (371)           (9)           (434)
            Reimbursement from Investment Adviser ...............              --               --            --              --
            Shareholder Servicing Fees ..........................            (248)            (150)          (99)         (1,046)
            Administrative Fees .................................             (32)             (19)          (12)           (143)
            Reduction of Expenses (1) ...........................             (14)              (8)           (5)            (62)
                                                                    -------------    -------------    ----------    ------------
   Total Waivers and Reduction of Expenses ......................            (645)            (548)         (125)         (1,685)
                                                                    -------------    -------------    ----------    ------------
   Total Net Expenses ...........................................             770              214           326           3,716
                                                                    -------------    -------------    ----------    ------------
Net Investment Income ...........................................           4,616            2,953         1,943          16,651
                                                                    -------------    -------------    ----------    ------------
Net Realized Gain (Loss) on Investments .........................             193               50           (46)              1
Net Realized Gain on Investments
   in Affiliated Funds ..........................................              --               --            --              --
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................................            (669)            (246)          258              --
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........................              --               --            --              --
                                                                    -------------    -------------    ----------    ------------
Net Realized and Unrealized Gain (Loss) on Investments ..........            (476)            (196)          212               1
                                                                    -------------    -------------    ----------    ------------
Increase in Net Assets Resulting from Operations ................   $       4,140    $       2,757    $    2,155    $     16,652
                                                                    =============    =============    ==========    ============

                                                                    DIVERSIFIED     U.S. GOVERNMENT    100% U.S. TREASURY
                                                                    MONEY MARKET     MONEY MARKET         MONEY MARKET
                                                                        FUND             FUND                 FUND
                                                                    ------------    ---------------    ------------------
Income from Investments in Affiliated Funds .....................   $         --    $            --    $               --
Interest Income .................................................        155,842             30,698                37,412
Dividend Income .................................................             --                 --                    --
                                                                    ------------    ---------------    ------------------
            Total Investment Income .............................        155,842             30,698                37,412
                                                                    ------------    ---------------    ------------------
Expenses:
   Investment Adviser Fee .......................................          8,661              1,731                 2,247
   Shareholder Servicing Fees Fiduciary Shares ..................          4,258              1,069                   898
   Shareholder Servicing Fees Class A Shares ....................          1,935                 79                   331
   Shareholder Servicing Fees Class B Shares ....................             --                  2                    --
   Administrative Fee ...........................................          4,330                865                 1,123
   Custodian Fees ...............................................            289                 58                    75
   Trustees Fees ................................................            109                 26                    35
   Chief Compliance Officer Fees ................................             64                 13                    17
   Distribution Fees Class A Shares .............................          1,935                 79                   331
   Distribution Fees Class B Shares .............................             --                  4                    --
   Distribution Fees Class C Shares .............................             --                  1                    --
   Distribution Fees Class S Shares .............................          2,255                644                 1,414
   Professional Fees ............................................            605                 92                   119
   Transfer Agent Fees ..........................................            547                108                   137
   Printing Fees ................................................            344                 66                    86
   Registration Fees ............................................            269                 79                   105
   Insurance Fees ...............................................             47                  9                    13
   Miscellaneous Fees ...........................................             63                 61                    16
                                                                    ------------    ---------------    ------------------
            Total Expenses ......................................         25,711              4,986                 6,947
                                                                    ------------    ---------------    ------------------
   Less: Waivers and Reduction of Expenses
            Investment Adviser Fees .............................           (577)              (162)                 (145)
            Reimbursement from Investment Adviser ...............             --                 --                    --
            Shareholder Servicing Fees ..........................         (4,955)              (918)                 (983)
            Administrative Fees .................................           (722)              (144)                 (187)
            Reduction of Expenses (1) ...........................           (317)               (63)                  (82)
                                                                    ------------    ---------------    ------------------
   Total Waivers and Reduction of Expenses ......................         (6,571)            (1,287)               (1,397)
                                                                    ------------    ---------------    ------------------
   Total Net Expenses ...........................................         19,140              3,699                 5,550
                                                                    ------------    ---------------    ------------------
Net Investment Income ...........................................        136,702             26,999                31,862
                                                                    ------------    ---------------    ------------------
Net Realized Gain (Loss) on Investments .........................            132                 --                     9
Net Realized Gain on Investments
   in Affiliated Funds ..........................................             --                 --                    --
Change in Unrealized Appreciation (Depreciation)
   on Investments ...............................................             --                 --                    --
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ...........................             --                 --                    --
                                                                    ------------    ---------------    ------------------
Net Realized and Unrealized Gain (Loss) on Investments ..........            132                 --                     9
                                                                    ------------    ---------------    ------------------
Increase in Net Assets Resulting from Operations ................   $    136,834    $        26,999    $           31,871
                                                                    ============    ===============    ==================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

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

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                              BALANCED                COGNITIVE VALUE              CORE EQUITY
                                                                FUND                      FUND                         FUND
                                                       --------------------  -------------------------------  ---------------------
                                                          2007       2006       2007     2006 (5)   2005 (6)     2007        2006
                                                       --------------------  -------------------------------  ---------------------
Investment Activities:
   Net Investment Income (Loss) ....................   $     892  $   1,006  $     695  $     384  $     203  $   1,378   $   1,137
   Net Realized Gain (Loss) on Investments .........       3,125      2,442     12,716      9,616     11,222     15,877      10,112
   Net Realized Loss on Foreign Currency
      Transactions .................................          --         --         --         --         --         --          --
   Net Realized Gain (Loss) on Futures Contracts ...          --        150         --         --         --         72          (3)
   Change in Unrealized Appreciation (Depreciation)
      on Investments ...............................       1,166     (1,797)    (2,105)    (1,351)     1,276        (19)     (1,170)
   Change in Unrealized Appreciation (Depreciation)
      on Foreign Currency Transactions .............          --         --         --         --         --         --          --
   Change in Unrealized Appreciation (Depreciation)
      on Futures Contracts .........................          --         --         --         --         --        (25)         --
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .................................       5,183      1,801     11,306      8,649     12,701     17,283      10,076
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
Dividends and Distribution:
   Net Investment Income:
      Fiduciary Shares .............................        (737)      (863)       (20)        --         --     (1,302)     (1,110)
      Class A Shares ...............................        (130)      (120)       (14)        --         --        (43)        (24)
      Class B Shares ...............................         (33)       (36)        --         --         --        (12)         (9)
      Class C Shares ...............................          (5)        (4)        --         --         --         (2)         (1)
      Class M Shares ...............................          --         --       (458)      (212)      (159)        --          --
   Capital Gains:
      Fiduciary Shares .............................      (1,064)        --       (445)        --         --         --          --
      Class A Shares ...............................        (190)        --       (345)        --         --         --          --
      Class B Shares ...............................         (78)        --         --         --         --         --          --
      Class C Shares ...............................         (10)        --         --         --         --         --          --
      Class M Shares ...............................          --         --    (10,512)   (11,055)    (7,505)        --          --
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
         Total Dividends and Distributions .........      (2,247)    (1,023)   (11,794)   (11,267)    (7,664)    (1,359)     (1,144)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
Change in Net Assets ...............................       2,936        778       (488)    (2,618)     5,037     15,924       8,932
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
Share Transactions: (1)
   Fiduciary Shares: (2)
      Proceeds from Shares Issued ..................       4,487      7,230      3,225      1,735         --     22,209      15,592
      Reinvestment of Dividends and Distributions ..       1,801        863        465         --         --        424         278
      Cost of Shares Redeemed ......................     (12,727)   (30,376)    (3,042)        --         --    (21,238)    (20,005)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
         Total Fiduciary Share Transactions ........      (6,439)   (22,283)       648      1,735         --      1,395      (4,135)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
   Class A Shares: (3)
      Proceeds from Shares Issued ..................       1,080        592      3,617        492         --      6,773         317
      Reinvestment of Dividends and Distributions ..         306        116        356         --         --         41          23
      Cost of Shares Redeemed ......................      (1,530)    (1,181)      (359)        --         --     (1,273)       (858)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
         Total Class A Share Transactions ..........        (144)      (473)     3,614        492         --      5,541        (518)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
   Class B Shares:
      Proceeds from Shares Issued ..................          --         89         --         --         --         10          21
      Reinvestment of Dividends and Distributions ..         106         34         --         --         --         11           9
      Cost of Shares Redeemed .....................       (1,098)      (858)        --         --         --       (438)       (588)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
         Total Class B Share Transactions ..........        (992)      (735)        --         --         --       (417)       (558)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
   Class C Shares: (4)
      Proceeds from Shares Issued ..................          41        138         41          3         --        571          42
      Reinvestment of Dividends and Distributions ..          14          4         --         --         --          2           1
      Cost of Shares Redeemed ......................         (23)      (145)       (13)        --         --       (108)        (36)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
         Total Class C Share Transactions ..........          32         (3)        28          3         --        465           7
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
   Class M Shares:
      Proceeds from Shares Issued ..................          --         --      7,225      6,195      8,617         --          --
      Reinvestment of Dividends and Distributions ..          --         --     10,101     10,446      7,033         --          --
      Cost of Shares Redeemed ......................          --         --     (5,632)    (8,852)    (7,565)        --          --
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
         Total Class M Share Transactions ..........          --         --     11,694      7,789      8,085         --          --
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions ....................................      (7,543)   (23,494)    15,984     10,019      8,085      6,984      (5,204)
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
      Redemption Fees ..............................          --         --         --         --         --         --          --
         Total Increase (Decrease) in Net Assets ...      (4,607)   (22,716)    15,496      7,401     13,122     22,908       3,728
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
Net Assets:
   Beginning of Period .............................      48,063     70,779     93,866     86,465     73,343    116,496     112,768
                                                       ---------  ---------  ---------  ---------  ---------  ---------   ---------
   End of Period ...................................   $  43,456  $  48,063  $ 109,362  $  93,866  $  86,465  $ 139,404   $ 116,496
                                                       =========  =========  =========  =========  =========  =========   =========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income/ Accumulated Net Investment Loss) .........  $      --  $      --  $     486  $     187  $      53  $      26   $       7
                                                       =========  =========  =========  =========  =========  =========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

* INCLUDES REALIZED GAINS OR REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).

(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.

(2) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR THE COGNITIVE VALUE FUND AND ON APRIL 4, 2006 FOR THE INTERNATIONAL OPPORTUNITIES FUND.

(3) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.

(4) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

114                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                 ENHANCED GROWTH                   INTERNATIONAL OPPORTUNITIES
                                                                       FUND                                   FUND
                                                        -----------------------------------    -----------------------------------
                                                           2007       2006 (5)     2005 (6)       2007       2006 (5)     2005 (6)
                                                        -----------------------------------    -----------------------------------
Investment Activities:
   Net Investment Income (Loss) .....................   $    (489)   $    (499)   $     432    $   4,326    $   2,302    $   1,823
   Net Realized Gain (Loss) on Investments ..........       2,546       11,121         (563)      13,973       23,804       24,936
   Net Realized Loss on Foreign Currency
      Transactions ..................................          --           --           --          (71)          (2)          --
   Net Realized Gain (Loss) on Futures Contracts ....          --           --           --           --           --           --
   Change in Unrealized Appreciation
      (Depreciation) on Investments .................      28,894      (21,123)      11,338       53,732        4,009       18,479
   Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency
      Transactions ..................................          --           --           --           15            4           --
   Change in Unrealized Appreciation
      (Depreciation) on Futures Contracts ...........          --           --           --           --           --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting
   From Operations ..................................      30,951      (10,501)      11,207       71,975       30,117       45,238
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Dividends and Distribution:
   Net Investment Income:
      Fiduciary Shares ..............................          --           --           --         (352)          --           --
      Class A Shares ................................          --           --           --          (86)          --           --
      Class B Shares ................................          --           --           --           --           --           --
      Class C Shares ................................          --           --           --          (21)          --           --
      Class M Shares ................................          --           --       (1,056)      (3,461)      (3,254)      (1,567)
   Capital Gains:
      Fiduciary Shares ..............................          --           --           --       (2,072)          --           --
      Class A Shares ................................          --           --           --         (388)          --           --
      Class B Shares ................................          --           --           --           --           --           --
      Class C Shares ................................          --           --           --         (160)          --           --
      Class M Shares ................................          --           --           --      (20,527)      (4,193)          --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
         Total Dividends and Distributions ..........          --           --       (1,056)     (27,067)      (7,447)      (1,567)
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Change in Net Assets ................................      30,951      (10,501)      10,151       44,908       22,670       43,671
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Share Transactions: (1)
   Fiduciary Shares: (2)
      Proceeds from Shares Issued ...................          --           --           --       42,891       13,738           --
      Reinvestment of Dividends and Distributions ...          --           --           --        2,206           --           --
      Cost of Shares Redeemed .......................          --           --           --       (3,367)          --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
         Total Fiduciary Share Transactions .........          --           --           --       41,730       13,738           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
   Class A Shares: (3)
      Proceeds from Shares Issued ...................         174           41           --       12,272        2,063           --
      Reinvestment of Dividends and Distributions ...          --           --           --          402           --           --
      Cost of Shares Redeemed .......................          (1)          --           --       (1,409)        (125)          --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
         Total Class A Share Transactions ...........         173           41           --       11,265        1,938           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
   Class B Shares:
      Proceeds from Shares Issued ...................          --           --           --           --           --           --
      Reinvestment of Dividends and Distributions ...          --           --           --           --           --           --
      Cost of Shares Redeemed .......................          --           --           --           --           --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
         Total Class B Share Transactions ...........          --           --           --           --           --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
   Class C Shares: (4)
      Proceeds from Shares Issued ...................           8           --           --        2,404          783           --
      Reinvestment of Dividends and Distributions ...          --           --           --          153           --           --
      Cost of Shares Redeemed .......................          (3)          --           --         (398)         (51)          --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
         Total Class C Share Transactions ...........           5           --           --        2,159          732           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
   Class M Shares:
      Proceeds from Shares Issued ...................      10,616       10,144       59,106       27,035       18,186       25,653
      Reinvestment of Dividends and Distributions ...          --           --          974       20,931        6,487        1,190
      Cost of Shares Redeemed .......................     (24,431)      (8,204)      (8,169)     (14,596)     (15,563)     (59,261)
                                                        ---------    ---------    ---------    ---------    ---------    ---------
         Total Class M Share Transactions ...........     (13,815)       1,940       51,911       33,370        9,110      (32,418)
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions .....................................     (13,637)       1,981       51,911       88,524       25,518      (32,418)
                                                        ---------    ---------    ---------    ---------    ---------    ---------
      Redemption Fees ...............................          --           --           --            3            2           --
         Total Increase (Decrease) in Net Assets ....      17,314       (8,520)      62,062      133,435       48,190       11,253
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Net Assets:
   Beginning of Period ..............................     120,733      129,253       67,191      218,239      170,049      158,796
                                                        ---------    ---------    ---------    ---------    ---------    ---------
   End of Period ....................................   $ 138,047    $ 120,733    $ 129,253    $ 351,674    $ 218,239    $ 170,049
                                                        =========    =========    =========    =========    =========    =========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income/Accumulated Net Investment Loss) ..........   $    (222)   $    (222)   $    (296)   $   2,063    $   1,536    $   1,775
                                                        =========    =========    =========    =========    =========    =========

                                                              LARGE CAP GROWTH           LARGE CAP VALUE
                                                                    FUND                      FUND
                                                           ----------------------     ----------------------
                                                              2007        2006          2007         2006
                                                           ----------------------     ----------------------
Investment Activities:
   Net Investment Income (Loss) ........................   $     450    $       7     $   4,579    $   2,773
   Net Realized Gain (Loss) on Investments .............      17,228       18,947*       35,741       20,846
   Net Realized Loss on Foreign Currency
      Transactions .....................................          --           --            --           --
   Net Realized Gain (Loss) on Futures Contracts .......          --           --            --           --
   Change in Unrealized Appreciation
      (Depreciation) on Investments ....................         329      (14,091)       (1,508)       1,846
   Change in Unrealized Appreciation
      (Depreciation) on Foreign Currency
      Transactions .....................................          --           --            --           --
   Change in Unrealized Appreciation.
      (Depreciation) on Futures Contracts ..............          --           --            --           --
                                                           ---------    ---------     ---------    ---------
Net Increase (Decrease) in Net Assets Resulting
   From Operations .....................................      18,007        4,863        38,812       25,465
                                                           ---------    ---------     ---------    ---------
Dividends and Distribution:
   Net Investment Income:
      Fiduciary Shares .................................        (130)        (256)       (2,720)      (1,782)
      Class A Shares ...................................          --           (8)       (1,680)      (1,018)
      Class B Shares ...................................          --           --           (20)         (17)
      Class C Shares ...................................          --           --           (49)         (25)
      Class M Shares ...................................          --           --            --           --
   Capital Gains:
      Fiduciary Shares .................................          --           --            --           --
      Class A Shares ...................................          --           --            --           --
      Class B Shares ...................................          --           --            --           --
      Class C Shares ...................................          --           --            --           --
      Class M Shares ...................................          --           --            --           --
                                                           ---------    ---------     ---------    ---------
         Total Dividends and Distributions .............        (130)        (264)       (4,469)      (2,842)
                                                           ---------    ---------     ---------    ---------
Change in Net Assets ...................................      17,877        4,599        34,343       22,623
                                                           ---------    ---------     ---------    ---------
Share Transactions: (1)
   Fiduciary Shares: (2)
      Proceeds from Shares Issued ......................      25,197       21,435        71,062       65,766
      Reinvestment of Dividends and Distributions ......          84          171         1,969        1,267
      Cost of Shares Redeemed ..........................     (32,829)     (52,037)*     (43,646)     (35,365)
                                                           ---------    ---------     ---------    ---------
         Total Fiduciary Share Transactions ............      (7,548)     (30,431)       29,385       31,668
                                                           ---------    ---------     ---------    ---------
   Class A Shares: (3)
      Proceeds from Shares Issued ......................       1,567        3,512        39,994       86,547
      Reinvestment of Dividends and Distributions ......          --            7         1,510          885
      Cost of Shares Redeemed ..........................      (5,192)      (5,431)      (37,602)     (24,276)
                                                           ---------    ---------     ---------    ---------
         Total Class A Share Transactions ..............      (3,625)      (1,912)        3,902       63,156
                                                           ---------    ---------     ---------    ---------
   Class B Shares:
      Proceeds from Shares Issued ......................          --          137           150          186
      Reinvestment of Dividends and Distributions ......          --           --            16           14
      Cost of Shares Redeemed ..........................      (2,597)      (2,055)       (1,039)      (1,503)
                                                           ---------    ---------     ---------    ---------
         Total Class B Share Transactions ..............      (2,597)      (1,918)         (873)      (1,303)
                                                           ---------    ---------     ---------    ---------
   Class C Shares: (4)
      Proceeds from Shares Issued ......................         238          179         2,145        2,057
      Reinvestment of Dividends and Distributions ......          --           --            45           24
      Cost of Shares Redeemed ..........................        (615)        (313)         (996)      (1,192)
                                                           ---------    ---------     ---------    ---------
         Total Class C Share Transactions ..............        (377)        (134)        1,194          889
                                                           ---------    ---------     ---------    ---------
   Class M Shares:
      Proceeds from Shares Issued ......................          --           --            --           --
      Reinvestment of Dividends and Distributions ......          --           --            --           --
      Cost of Shares Redeemed ..........................          --           --            --           --
                                                           ---------    ---------     ---------    ---------
         Total Class M Share Transactions ..............          --           --            --           --
                                                           ---------    ---------     ---------    ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions ........................................     (14,147)     (34,395)       33,608       94,410
                                                           ---------    ---------     ---------    ---------
      Redemption Fees ..................................          --           --            --            7
         Total Increase (Decrease) in Net Assets .......       3,730      (29,796)       67,951      117,040
                                                           ---------    ---------     ---------    ---------
Net Assets:
   Beginning of Period .................................     128,086      157,882       311,494      194,454
                                                           ---------    ---------     ---------    ---------
   End of Period .......................................   $ 131,816    $ 128,086     $ 379,445    $ 311,494
                                                           =========    =========     =========    =========
Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income/Accumulated Net Investment Loss) .............   $     326    $       6     $     112    $       2
                                                           =========    =========     =========    =========

(5) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(6)   FOR THE YEAR ENDED SEPTEMBER 30.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          115

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                   SMALL CAP ADVANTAGE      SMALL CAP VALUE       VALUE MOMENTUM
                                                                           FUND                  FUND                  FUND
                                                                   -------------------   --------------------  --------------------
                                                                         2007 (2)           2007       2006       2007       2006
                                                                   -------------------   --------------------  --------------------
Investment Activities:
   Net Investment Income ........................................       $      61        $   2,959  $   1,095  $   6,910  $   6,190
   Net Realized Gain on Investments .............................             238           26,207     36,674     73,232     41,274
   Net Realized Gain on Investments in Affiliated Funds .........              --               --         --         --         --
   Net Realized Gain on Written Option Contracts ................              --               --         --         13         98
   Net Realized Loss on Futures Contracts .......................              (1)              --         --         --         --
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Written Options ........................          (2,246)         (10,685)   (37,893)    (4,596)    (5,587)
   Change in Unrealized Appreciation (Depreciation)
      on Investments in Affiliated Funds ........................              --               --         --         --         --
   Change in Unrealized Appreciation (Depreciation)
      on Futures Contracts ......................................             (55)              --         --         --         --
                                                                        ---------        ---------  ---------  ---------  ---------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...................................................          (2,003)          18,481       (124)    75,559     41,975
                                                                        ---------        ---------  ---------  ---------  ---------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..........................................              --           (1,975)      (634)    (6,450)    (5,796)
      Class A Shares ............................................              --             (488)      (219)      (379)      (322)
      Class B Shares ............................................              --              (30)        --        (52)       (50)
      Class C Shares ............................................              --              (72)        --        (14)        (7)
   Capital Gains:
      Fiduciary Shares ..........................................              --          (22,034)    (9,813)   (43,692)   (45,279)
      Class A Shares ............................................              --           (7,488)    (4,972)    (3,126)    (3,120)
      Class B Shares ............................................              --           (1,616)    (1,057)      (725)      (965)
      Class C Shares ............................................              --           (2,582)    (1,370)      (172)      (125)
                                                                        ---------        ---------  ---------  ---------  ---------
         Total Dividends and Distributions ......................              --          (36,285)   (18,065)   (54,610)   (55,664)
                                                                        ---------        ---------  ---------  ---------  ---------
Change in Net Assets ............................................          (2,003)         (17,804)   (18,189)    20,949    (13,689)
                                                                        ---------        ---------  ---------  ---------  ---------
Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued ...............................          30,700           75,694     72,844     59,373     57,731
      Reinvestment of Dividends and Distributions ...............              --           21,292      9,562     46,664     47,477
      Cost of Shares Redeemed ...................................          (1,148)         (70,159)   (43,312)  (113,573)   (89,442)
                                                                        ---------        ---------  ---------  ---------  ---------
         Total Fiduciary Share Transactions .....................          29,552           26,827     39,094     (7,536)    15,766
                                                                        ---------        ---------  ---------  ---------  ---------
   Class A Shares:
      Proceeds from Shares Issued ...............................             126           19,351     38,819      5,109      4,201
      Reinvestment of Dividends and Distributions ...............              --            6,346      4,525      3,160      3,038
      Cost of Shares Redeemed ...................................              --          (27,237)   (28,565)    (7,923)    (5,073)
                                                                        ---------        ---------  ---------  ---------  ---------
         Total Class A Share Transactions .......................             126           (1,540)    14,779        346      2,166
                                                                        ---------        ---------  ---------  ---------  ---------
   Class B Shares:
      Proceeds from Shares Issued ...............................              --               88        256        234        110
      Reinvestment of Dividends and Distributions ...............              --            1,526        985        755        978
      Cost of Shares Redeemed ...................................              --           (3,047)    (2,645)    (1,978)    (2,718)
                                                                        ---------        ---------  ---------  ---------  ---------
         Total Class B Share Transactions .......................              --           (1,433)    (1,404)      (989)    (1,630)
                                                                        ---------        ---------  ---------  ---------  ---------
   Class C Shares:
      Proceeds from Shares Issued ...............................             145            5,834      4,444        680        483
      Reinvestment of Dividends and Distributions ...............              --            2,487      1,251        163        105
      Cost of Shares Redeemed ...................................              --           (5,558)    (6,251)      (284)      (315)
                                                                        ---------        ---------  ---------  ---------  ---------
         Total Class C Share Transactions .......................             145            2,763       (556)       559        273
                                                                        ---------        ---------  ---------  ---------  ---------
Net Increase (Decrease) in Net Assets From Share Transactions ...          29,823           26,617     51,913     (7,620)    16,575
                                                                        ---------        ---------  ---------  ---------  ---------
      Redemption Fees ...........................................              --                9         --         --         --
         Total Increase (Decrease) in Net Assets ................          27,820            8,822     33,724     13,329      2,886
                                                                        ---------        ---------  ---------  ---------  ---------
Net Assets:
   Beginning of Period ..........................................              --          260,750    227,026    473,040    470,154
                                                                        ---------        ---------  ---------  ---------  ---------
   End of Period ................................................       $  27,820        $ 269,572  $ 260,750  $ 486,369  $ 473,040
                                                                        =========        =========  =========  =========  =========
Undistributed (Distributions in Excess of) Net Investment Income/
   (Accumulated Net Investment Loss) ............................       $      72        $   1,192  $     611  $      35  $      20
                                                                        =========        =========  =========  =========  =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.

(2)   COMMENCED OPERATIONS ON MARCH 1, 2007.

(3)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(4)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

116                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                CAPITAL GROWTH       DIVERSIFIED EQUITY      GROWTH & INCOME
                                                                  ALLOCATION             ALLOCATION            ALLOCATION
                                                                     FUND                   FUND                   FUND
                                                            ----------------------   ------------------   ---------------------
                                                             2007 (3)       2006          2007 (4)         2007 (3)      2006
                                                            ----------------------   ------------------   ---------------------
Investment Activities:
   Net Investment Income ................................   $     510    $      66       $       1        $     900   $     237
   Net Realized Gain on Investments .....................          --           --              --               --          --
   Net Realized Gain on Investments in Affiliated
      Funds .............................................       2,748          825              48            1,848         640
   Net Realized Gain on Written Option Contracts ........          --           --              --               --          --
   Net Realized Loss on Futures Contracts ...............          --           --              --               --          --
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Written Options ................         (41)          --              (4)             (29)         --
   Change in Unrealized Appreciation (Depreciation)
      on Investments in Affiliated Funds ................       4,341          (24)             34            3,315        (149)
   Change in Unrealized Appreciation (Depreciation)
      on Futures Contracts ..............................          --           --              --               --          --
                                                            ---------    ---------       ---------        ---------   ---------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...........................................       7,558          867              79            6,034         728
                                                            ---------    ---------       ---------        ---------   ---------

Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................          (5)          --              (1)              --          --
      Class A Shares ....................................        (655)         (72)            (11)            (891)       (188)
      Class B Shares ....................................          --           --              --               --          --
      Class C Shares ....................................        (261)          (9)             (1)            (263)        (35)
   Capital Gains:
      Fiduciary Shares ..................................          (3)          --              --               --          --
      Class A Shares ....................................        (531)         (50)             --             (481)        (35)
      Class B Shares ....................................          --           --              --               --          --
      Class C Shares ....................................        (285)         (25)             --             (189)        (17)
                                                            ---------    ---------       ---------        ---------   ---------
         Total Dividends and Distributions ..............      (1,740)        (156)            (13)          (1,824)       (275)
                                                            ---------    ---------       ---------        ---------   ---------
Change in Net Assets ....................................       5,818          711              66            4,210         453
                                                            ---------    ---------       ---------        ---------   ---------

Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued .......................         772           --             184              101          --
      Reinvestment of Dividends and Distributions .......           8           --               1               --          --
      Cost of Shares Redeemed ...........................          --           --              (3)            (103)         --
                                                            ---------    ---------       ---------        ---------   ---------
         Total Fiduciary Share Transactions .............         780           --             182               (2)         --
                                                            ---------    ---------       ---------        ---------   ---------

   Class A Shares:
      Proceeds from Shares Issued .......................      22,759       23,251           5,174           19,192      24,075
      Reinvestment of Dividends and Distributions .......       1,050          105               3            1,237         195
      Cost of Shares Redeemed ...........................      (9,477)      (1,957)           (381)          (7,317)     (3,301)
                                                            ---------    ---------       ---------        ---------   ---------
         Total Class A Share Transactions ...............      14,332       21,399           4,796           13,112      20,969
                                                            ---------    ---------       ---------        ---------   ---------

   Class B Shares:
      Proceeds from Shares Issued .......................          --           --              --               --          --
      Reinvestment of Dividends and Distributions .......          --           --              --               --          --
      Cost of Shares Redeemed ...........................          --           --              --               --          --
                                                            ---------    ---------       ---------        ---------   ---------
         Total Class B Share Transactions ...............          --           --              --               --          --
                                                            ---------    ---------       ---------        ---------   ---------

   Class C Shares:
      Proceeds from Shares Issued .......................      14,516       12,908           2,086           12,348       7,866
      Reinvestment of Dividends and Distributions .......         517           30               1              419          48
      Cost of Shares Redeemed ...........................      (3,594)        (961)            (91)          (2,751)       (896)
                                                            ---------    ---------       ---------        ---------   ---------
         Total Class C Share Transactions ...............      11,439       11,977           1,996           10,016       7,018
                                                            ---------    ---------       ---------        ---------   ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions .........................................      26,551       33,376           6,974           23,126      27,987
                                                            ---------    ---------       ---------        ---------   ---------
      Redemption Fees ...................................          --           --              --               --          --
         Total Increase (Decrease) in Net Assets ........      32,369       34,087           7,040           27,336      28,440
                                                            ---------    ---------       ---------        ---------   ---------

Net Assets:
   Beginning of Period ..................................      47,618       13,531              --           43,178      14,738
                                                            ---------    ---------       ---------        ---------   ---------
   End of Period ........................................   $  79,987    $  47,618       $   7,040        $  70,514   $  43,178
                                                            =========    =========       =========        =========   =========
Undistributed (Distributions in Excess of) Net Investment
   Income/(Accumulated Net Investment Loss) .............   $      --    $      --       $      --        $      44   $      18
                                                            =========    =========       =========        =========   =========

                                                                  INCOME PLUS
                                                                   ALLOCATION                  BOND
                                                                      FUND                     FUND
                                                            ----------------------    ----------------------
                                                             2007 (3)       2006         2007        2006
                                                            ----------------------    ----------------------
Investment Activities:
   Net Investment Income ................................   $     178    $      84    $  19,219    $  21,262
   Net Realized Gain on Investments .....................          --           --        2,400          619
   Net Realized Gain on Investments in Affiliated
      Funds .............................................         139           86           --           --
   Net Realized Gain on Written Option Contracts ........          --           --           --           --
   Net Realized Loss on Futures Contracts ...............          --           --           --           --
   Change in Unrealized Appreciation (Depreciation)
      on Investments and Written Options ................          (2)          --         (446)     (17,315)
   Change in Unrealized Appreciation (Depreciation)
      on Investments in Affiliated Funds ................         252          (45)          --           --
   Change in Unrealized Appreciation (Depreciation)
      on Futures Contracts ..............................          --           --           --           --
                                                            ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets Resulting From
   Operations ...........................................         567          125       21,173        4,566
                                                            ---------    ---------    ---------    ---------

Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................................          (1)          --      (17,191)     (19,775)
      Class A Shares ....................................        (124)         (61)      (1,555)      (1,829)
      Class B Shares ....................................          --           --         (246)        (299)
      Class C Shares ....................................         (61)         (19)          (4)          (2)
   Capital Gains:
      Fiduciary Shares ..................................          --           --           --           --
      Class A Shares ....................................         (64)          (2)          --           --
      Class B Shares ....................................          --           --           --           --
      Class C Shares ....................................         (38)          (1)          --           --
                                                            ---------    ---------    ---------    ---------
         Total Dividends and Distributions ..............        (288)         (83)     (18,996)     (21,905)
                                                            ---------    ---------    ---------    ---------
Change in Net Assets ....................................         279           42        2,177      (17,339)
                                                            ---------    ---------    ---------    ---------

Share Transactions: (1)
   Fiduciary Shares:
      Proceeds from Shares Issued .......................         104           --       58,092       74,228
      Reinvestment of Dividends and Distributions .......          --           --        8,149        9,937
      Cost of Shares Redeemed ...........................          --           --     (111,610)    (102,276)
                                                            ---------    ---------    ---------    ---------
         Total Fiduciary Share Transactions .............         104           --      (45,369)     (18,111)
                                                            ---------    ---------    ---------    ---------

   Class A Shares:
      Proceeds from Shares Issued .......................       2,545        2,410        1,445        1,333
      Reinvestment of Dividends and Distributions .......         132           41        1,166        1,273
      Cost of Shares Redeemed ...........................      (1,046)      (1,009)      (7,222)      (9,841)
                                                            ---------    ---------    ---------    ---------
         Total Class A Share Transactions ...............       1,631        1,442       (4,611)      (7,235)
                                                            ---------    ---------    ---------    ---------

   Class B Shares:
      Proceeds from Shares Issued .......................          --           --           32          104
      Reinvestment of Dividends and Distributions .......          --           --          206          241
      Cost of Shares Redeemed ...........................          --           --       (1,621)      (1,217)
                                                            ---------    ---------    ---------    ---------
         Total Class B Share Transactions ...............          --           --       (1,383)        (872)
                                                            ---------    ---------    ---------    ---------

   Class C Shares:
      Proceeds from Shares Issued .......................       1,976        1,828           20           81
      Reinvestment of Dividends and Distributions .......          68           16            2            1
      Cost of Shares Redeemed ...........................        (458)        (277)         (10)         (27)
                                                            ---------    ---------    ---------    ---------
         Total Class C Share Transactions ...............       1,586        1,567           12           55
                                                            ---------    ---------    ---------    ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions .........................................       3,321        3,009      (51,351)     (26,163)
                                                            ---------    ---------    ---------    ---------
      Redemption Fees ...................................          --           --           --           --
         Total Increase (Decrease) in Net Assets ........       3,600        3,051      (49,174)     (43,502)
                                                            ---------    ---------    ---------    ---------

Net Assets:
   Beginning of Period ..................................       5,737        2,686      438,531      482,033
                                                            ---------    ---------    ---------    ---------
   End of Period ........................................   $   9,337    $   5,737    $ 389,357    $ 438,531
                                                            =========    =========    =========    =========
Undistributed (Distributions in Excess of) Net Investment
   Income/(Accumulated Net Investment Loss) .............   $      16    $       8    $     680    $     524
                                                            =========    =========    =========    =========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          117

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)
FOR THE YEARS ENDED JULY 31

                                                          CALIFORNIA INTERMEDIATE   NATIONAL INTERMEDIATE         SHORT TERM
                                                                TAX-FREE BOND            TAX-FREE BOND               BOND
                                                                    FUND                    FUND                     FUND
                                                          -----------------------   ---------------------    --------------------
                                                             2007         2006        2007         2006        2007        2006
                                                          -----------------------   ---------------------    --------------------
Investment Activities:
   Net Investment Income ..............................   $    4,616   $    5,449   $  2,953     $  3,404    $  1,943   $   1,160
   Net Realized Gain (Loss) on Investments ............          193          676         50          486         (46)        (25)
   Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................         (669)      (3,922)      (246)      (2,346)        258        (236)
                                                          ----------   ----------   --------     --------    --------   ---------
Net Increase in Net Assets Resulting From Operations ..        4,140        2,203      2,757        1,544       2,155         899
                                                          ----------   ----------   --------     --------    --------   ---------
Dividends and Distributions:
   Net Investment Income:
     Fiduciary Shares .................................       (3,449)      (3,682)    (2,889)      (3,337)     (1,846)     (1,049)
     Class A Shares ...................................       (1,103)      (1,588)      (119)        (131)        (34)        (50)
     Class B Shares ...................................         (139)        (166)        --           --          --          --
     Class C Shares ...................................          (12)         (25)        (1)          (2)        (72)        (70)
     Class S Shares ...................................           --           --         --           --          --          --
   Capital Gains:
     Fiduciary Shares .................................         (343)        (993)      (261)        (657)         --          --
     Class A Shares ...................................         (119)        (475)       (12)         (30)         --          --
     Class B Shares ...................................          (19)         (61)        --           --          --          --
     Class C Shares ...................................           (2)          (9)        --           --          --          --
                                                          ----------   ----------   --------     --------    --------   ---------
       Total Dividends and Distributions ..............       (5,186)      (6,999)    (3,282)      (4,157)     (1,952)     (1,169)
                                                          ----------   ----------   --------     --------    --------   ---------
Change in Net Assets ..................................       (1,046)      (4,796)      (525)      (2,613)        203        (270)
                                                          ----------   ----------   --------     --------    --------   ---------
Share Transactions: (1)
   Fiduciary Shares:
     Proceeds from Shares Issued ......................        7,433        6,658      2,588        1,483      24,507      16,148
     Reinvestment of Dividends and Distributions ......          557        1,148        266          656       1,085         502
     Cost of Shares Redeemed ..........................      (12,614)     (11,505)    (9,864)     (14,374)     (7,634)     (4,473)
                                                          ----------   ----------   --------     --------    --------   ---------
       Total Fiduciary Share Transactions .............       (4,624)      (3,699)    (7,010)     (12,235)     17,958      12,177
                                                          ----------   ----------   --------     --------    --------   ---------
   Class A Shares:
     Proceeds from Shares Issued ......................          980        3,804        881          842       1,992       1,668
     Reinvestment of Dividends and Distributions ......          837        1,458        113          134          25          24
     Cost of Shares Redeemed ..........................      (11,578)     (20,339)      (728)      (1,662)     (2,981)     (2,007)
                                                          ----------   ----------   --------     --------    --------   ---------
       Total Class A Share Transactions ...............       (9,761)     (15,077)       266         (686)       (964)       (315)
                                                          ----------   ----------   --------     --------    --------   ---------
   Class B Shares:
     Proceeds from Shares Issued ......................           --           16         --           --          --          --
     Reinvestment of Dividends and Distributions ......          115          166         --           --          --          --
     Cost of Shares Redeemed ..........................       (1,091)      (1,002)        --           --          --          --
                                                          ----------   ----------   --------     --------    --------   ---------
       Total Class B Share Transactions ...............         (976)        (820)        --           --          --          --
                                                          ----------   ----------   --------     --------    --------   ---------
   Class C Shares:
     Proceeds from Shares Issued ......................           75          133         --           --          75       2,880
     Reinvestment of Dividends and Distributions ......           12           26          1            2           3           2
     Cost of Shares Redeemed ..........................         (366)        (518)       (20)         (25)       (995)       (354)
                                                          ----------   ----------   --------     --------    --------   ---------
       Total Class C Share Transactions ...............         (279)        (359)       (19)         (23)       (917)      2,528
                                                          ----------   ----------   --------     --------    --------   ---------
   Class S Shares:
     Proceeds from Shares Issued ......................           --           --         --           --          --          --
     Reinvestment of Dividends ........................           --           --         --           --          --          --
     Cost of Shares Redeemed ..........................           --           --         --           --          --          --
                                                          ----------   ----------   --------     --------    --------   ---------
       Total Class S Share Transactions ...............           --           --         --           --          --          --
                                                          ----------   ----------   --------     --------    --------   ---------
Net Increase (Decrease) in Net Assets From Share
   Transactions .......................................      (15,640)     (19,955)    (6,763)     (12,944)     16,077      14,390
                                                          ----------   ----------   --------     --------    --------   ---------
     Redemption Fees                                              --           --         --           --          --          --
       Total Increase (Decrease) in Net Assets ........      (16,686)     (24,751)    (7,288)     (15,557)     16,280      14,120
                                                          ----------   ----------   --------     --------    --------   ---------
Net Assets:
     Beginning of Period ..............................      138,623      163,374     78,349       93,906      40,119      25,999
                                                          ----------   ----------   --------     --------    --------   ---------
     End of Period ....................................   $  121,937   $  138,623   $ 71,061     $ 78,349    $ 56,399   $  40,119
                                                          ==========   ==========   ========     ========    ========   =========
Undistributed Net Investment Income ...................   $       87   $      174   $     56     $    112    $     45   $      45
                                                          ==========   ==========   ========     ========    ========   =========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

(1)   FOR SHARE TRANSACTIONS, SEE NOTE 12 IN NOTES TO FINANCIAL STATEMENTS.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

118                            1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                            CALIFORNIA TAX-FREE            DIVERSIFIED
                                                                MONEY MARKET               MONEY MARKET
                                                                    FUND                      FUND
                                                          -----------------------   --------------------------
                                                             2007         2006          2007          2006
                                                          -----------------------   --------------------------
Investment Activities:
   Net Investment Income ..............................   $   16,651   $   11,785   $   136,702    $   122,374
   Net Realized Gain (Loss) on Investments ............            1            5           132             (4)
   Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................           --           --            --             --
                                                          ----------   ----------   -----------    -----------
Net Increase in Net Assets Resulting From Operations ..       16,652       11,790       136,834        122,370
                                                          ----------   ----------   -----------    -----------
Dividends and Distributions:
   Net Investment Income:
     Fiduciary Shares .................................       (6,841)      (5,027)      (83,000)       (80,087)
     Class A Shares ...................................       (8,534)      (6,057)      (35,768)       (23,786)
     Class B Shares ...................................           --           --            --             --
     Class C Shares ...................................           --           --            --             --
     Class S Shares ...................................       (1,277)        (700)      (17,934)       (18,501)
   Capital Gains:
     Fiduciary Shares .................................           --           --            --             --
     Class A Shares ...................................           --           --            --             --
     Class B Shares ...................................           --           --            --             --
     Class C Shares ...................................           --           --            --             --
                                                          ----------   ----------   -----------    -----------
       Total Dividends and Distributions ..............      (16,652)     (11,784)     (136,702)      (122,374)
                                                          ----------   ----------   -----------    -----------
Change in Net Assets ..................................           --            6           132             (4)
                                                          ----------   ----------   -----------    -----------
Share Transactions: (1)
   Fiduciary Shares:
     Proceeds from Shares Issued ......................      641,908      538,460     4,525,094      5,610,560
     Reinvestment of Dividends and Distributions ......            1           25        19,336         14,690
     Cost of Shares Redeemed ..........................     (592,039)    (550,493)   (4,703,462)    (5,819,885)
                                                          ----------   ----------   -----------    -----------
       Total Fiduciary Share Transactions .............       49,870      (12,008)     (159,032)      (194,635)
                                                          ----------   ----------   -----------    -----------
   Class A Shares:
     Proceeds from Shares Issued ......................      483,968      538,589       894,427        854,366
     Reinvestment of Dividends and Distributions ......        8,529        6,054        35,491         23,518
     Cost of Shares Redeemed ..........................     (441,219)    (534,337)     (861,894)      (709,417)
                                                          ----------   ----------   -----------    -----------
       Total Class A Share Transactions ...............       51,278       10,306        68,024        168,467
                                                          ----------   ----------   -----------    -----------
   Class B Shares:
     Proceeds from Shares Issued ......................           --           --            --             --
     Reinvestment of Dividends and Distributions ......           --           --            --             --
     Cost of Shares Redeemed ..........................           --           --            --             --
                                                          ----------   ----------   -----------    -----------
       Total Class B Share Transactions ...............           --           --            --             --
                                                          ----------   ----------   -----------    -----------
   Class C Shares:
     Proceeds from Shares Issued ......................           --           --            --             --
     Reinvestment of Dividends and Distributions ......           --           --            --             --
     Cost of Shares Redeemed ..........................           --           --            --             --
                                                          ----------   ----------   -----------    -----------
       Total Class C Share Transactions ...............           --           --            --             --
                                                          ----------   ----------   -----------    -----------
   Class S Shares:
     Proceeds from Shares Issued ......................      216,148      204,308     1,087,759      2,559,035
     Reinvestment of Dividends ........................        1,277          700        17,934         18,501
     Cost of Shares Redeemed ..........................     (201,457)    (201,798)   (1,197,714)    (2,758,484)
                                                          ----------   ----------   -----------    -----------
       Total Class S Share Transactions ...............       15,968        3,210       (92,021)      (180,948)
                                                          ----------   ----------   -----------    -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions .......................................      117,116        1,508      (183,029)      (207,116)
                                                          ----------   ----------   -----------    -----------
     Redemption Fees                                              --           --            --             --
       Total Increase (Decrease) in Net Assets ........      117,116        1,514      (182,897)      (207,120)
                                                          ----------   ----------   -----------    -----------
Net Assets:
     Beginning of Period ..............................      495,906      494,392     3,112,834      3,319,954
                                                          ----------   ----------   -----------    -----------
     End of Period ....................................   $  613,022   $  495,906   $  2,929,93    $ 3,112,834
                                                          ==========   ==========   ===========    ===========
Undistributed Net Investment Income ...................   $       --   $        1   $        --    $        --
                                                          ==========   ==========   ===========    ===========

                                                                U.S. GOVERNMENT             100% U.S. TREASURY
                                                                  MONEY MARKET                 MONEY MARKET
                                                                     FUND                          FUND
                                                          ---------------------------   --------------------------
                                                               2007           2006          2007          2006
                                                          ---------------------------   --------------------------
Investment Activities:
   Net Investment Income ..............................   $     26,999    $    20,221   $    31,862    $    28,842
   Net Realized Gain (Loss) on Investments ............             --             (1)            9            (18)

   Change in Unrealized Appreciation (Depreciation)
     on Investments ...................................             --             --            --             --
                                                          ------------    -----------   -----------    -----------
Net Increase in Net Assets Resulting From Operations ..         26,999         20,220        31,871         28,824
                                                          ------------    -----------   -----------    -----------
Dividends and Distributions:
   Net Investment Income:
     Fiduciary Shares .................................        (20,510)       (15,723)      (16,054)       (15,215)
     Class A Shares ...................................         (1,431)        (1,152)       (5,597)        (5,056)
     Class B Shares ...................................            (23)           (29)           --             --
     Class C Shares ...................................             (3)            (1)           --             --
     Class S Shares ...................................         (5,032)        (3,315)      (10,211)        (8,571)
   Capital Gains:
     Fiduciary Shares .................................             --             --            --             --
     Class A Shares ...................................             --             --            --             --
     Class B Shares ...................................             --             --            --             --
     Class C Shares ...................................             --             --            --             --
                                                          ------------    -----------   -----------    -----------
       Total Dividends and Distributions ..............        (26,999)       (20,220)      (31,862)       (28,842)
                                                          ------------    -----------   -----------    -----------
Change in Net Assets ..................................             --             --             9            (18)
                                                          ------------    -----------   -----------    -----------
Share Transactions: (1)
   Fiduciary Shares:
     Proceeds from Shares Issued ......................      3,562,106      4,084,427     2,256,238      2,941,432
     Reinvestment of Dividends and Distributions ......            379            298           789            624
     Cost of Shares Redeemed ..........................     (3,612,255)    (4,015,957)   (2,314,729)    (2,956,423)
                                                          ------------    -----------   -----------    -----------
       Total Fiduciary Share Transactions .............        (49,770)        68,768       (57,702)       (14,367)
                                                          ------------    -----------   -----------    -----------
   Class A Shares:
     Proceeds from Shares Issued ......................        127,289         74,914       428,419        403,706
     Reinvestment of Dividends and Distributions ......          1,430          1,152         5,597          5,056
     Cost of Shares Redeemed ..........................       (127,913)       (76,752)     (459,648)      (432,280)
                                                          ------------    -----------   -----------    -----------
       Total Class A Share Transactions ...............            806           (686)      (25,632)       (23,518)
                                                          ------------    -----------   -----------    -----------
   Class B Shares:
     Proceeds from Shares Issued ......................             42            138            --             --
     Reinvestment of Dividends and Distributions ......             22             27            --             --
     Cost of Shares Redeemed ..........................           (412)          (563)           --             --
                                                          ------------    -----------   -----------    -----------
       Total Class B Share Transactions ...............           (348)          (398)           --             --
                                                          ------------    -----------   -----------    -----------
   Class C Shares:
     Proceeds from Shares Issued ......................            123             60            --             --
     Reinvestment of Dividends and Distributions ......              3              1            --             --
     Cost of Shares Redeemed ..........................           (158)            --            --             --
                                                          ------------    -----------   -----------    -----------
       Total Class C Share Transactions ...............            (32)            61            --             --
                                                          ------------    -----------   -----------    -----------
   Class S Shares:
     Proceeds from Shares Issued ......................        731,414        616,790     1,169,540      1,063,189
     Reinvestment of Dividends ........................          5,032          3,315        10,211          8,571
     Cost of Shares Redeemed ..........................       (700,791)      (585,681)   (1,182,674)    (1,099,919)
                                                          ------------    -----------   -----------    -----------
       Total Class S Share Transactions ...............         35,655         34,424        (2,923)       (28,159)
                                                          ------------    -----------   -----------    -----------
Net Increase (Decrease) in Net Assets From Share
   Transactions .......................................        (13,689)       102,169       (86,257)       (66,044)
                                                          ------------    -----------   -----------    -----------
     Redemption Fees                                                --             --            --             --
       Total Increase (Decrease) in Net Assets ........        (13,689)       102,169       (86,248)       (66,062)
                                                          ------------    -----------   -----------    -----------
Net Assets:
     Beginning of Period ..............................        633,193        531,024       801,244        867,306
                                                          ------------    -----------   -----------    -----------
     End of Period ....................................   $    619,504    $   633,193   $   714,996    $   801,244
                                                          ============    ===========   ===========    ===========
Undistributed Net Investment Income ...................   $         --    $        --   $        --    $        --
                                                          ============    ===========   ===========    ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                           WWW.HIGHMARKFUNDS.COM                             119

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                            TOTAL
                      VALUE,         NET      AND UNREALIZED     TOTAL         NET                      FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON     FROM      INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS     INCOME       GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2007              $  14.06   $  0.296          $  1.300      $  1.596     $ (0.301)    $ (0.405)   $(0.706)       $  --
   2006                 13.81      0.257             0.258         0.515       (0.265)          --     (0.265)          --
   2005                 12.90      0.267             0.922         1.189       (0.279)          --     (0.279)          --
   2004                 12.10      0.171             0.796         0.967       (0.167)          --     (0.167)          --
   2003                 11.53      0.262             0.563         0.825       (0.255)          --     (0.255)          --

   CLASS A SHARES
   2007              $  14.04   $  0.260          $  1.291      $  1.551     $ (0.266)    $ (0.405)   $(0.671)       $  --
   2006                 13.79      0.224             0.258         0.482       (0.232)          --     (0.232)          --
   2005                 12.88      0.228             0.929         1.157       (0.247)          --     (0.247)          --
   2004                 12.09      0.138             0.787         0.925       (0.135)          --     (0.135)          --
   2003                 11.51      0.227             0.581         0.808       (0.228)          --     (0.228)          --

   CLASS B SHARES
   2007              $  14.00   $  0.170          $  1.282      $  1.452     $ (0.177)    $ (0.405)   $(0.582)       $  --
   2006                 13.75      0.138             0.259         0.397       (0.147)          --     (0.147)          --
   2005                 12.85      0.142             0.920         1.062       (0.162)          --     (0.162)          --
   2004                 12.06      0.054             0.791         0.845       (0.055)          --     (0.055)          --
   2003                 11.49      0.152             0.573         0.725       (0.155)          --     (0.155)          --

   CLASS C SHARES
   2007              $  13.98   $  0.171          $  1.284      $  1.455     $ (0.180)    $ (0.405)   $(0.585)       $  --
   2006                 13.73      0.138             0.261         0.399       (0.149)          --     (0.149)          --
   2005                 12.84      0.142             0.910         1.052       (0.162)          --     (0.162)          --
   2004                 12.06      0.053             0.789         0.842       (0.062)          --     (0.062)          --
   2003                 11.49      0.154             0.571         0.725       (0.155)          --     (0.155)          --

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2007              $  13.03   $  0.078          $  1.475      $  1.553     $ (0.059)    $ (1.494)   $(1.553)       $  --
   2006 (1)             13.38      0.011            (0.361)       (0.350)          --           --         --           --

   CLASS A SHARES
   2007              $  13.02   $  0.037          $  1.461      $  1.498     $ (0.054)    $ (1.494)   $(1.548)       $  --
   2006 (2)             13.53      0.029            (0.539)       (0.510)          --           --         --           --

   CLASS C SHARES
   2007              $  12.98   $ (0.043)         $  1.447      $  1.404         $ --     $ (1.494)   $(1.494)       $  --
   2006 (2)             13.53     (0.013)           (0.537)       (0.550)          --           --         --           --

   CLASS M SHARES
   2007              $  13.02   $  0.088          $  1.465      $  1.553     $ (0.059)    $ (1.494)   $(1.553)       $  --
   2006 (3)             13.59      0.056             1.155         1.211       (0.033)      (1.748)    (1.781)          --
   2005 (4)             12.79      0.03              2.08          2.11        (0.03)       (1.28)     (1.31)           --
   2004 (4)             10.56      0.01              2.22          2.23            --           --         --           --
   2003 (4)              8.43     (0.01)             2.16          2.15        (0.01)       (0.01)     (0.02)           --
   2002 (4)              8.84      0.01             (0.41)        (0.40)       (0.01)          --      (0.01)           --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                      TO AVERAGE       RATIO OF
                       NET                     NET                    NET ASSETS         NET
                      ASSET                  ASSETS,       RATIO       EXCLUDING      INVESTMENT
                     VALUE,                    END      OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                       END        TOTAL     OF PERIOD    TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                    OF PERIOD    RETURN**     (000)      NET ASSETS   OF EXPENSES     NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2007             $   14.95     11.47%    $  33,427       0.94%        1.12%          1.99%         23%
   2006                 14.06      3.77        37,571       0.92         1.10           1.85          16
   2005                 13.81      9.32        59,278       0.95         1.19           2.00          57
   2004                 12.90      8.01       118,555       0.94         1.12           1.32          97
   2003                 12.10      7.30       115,067       0.94         1.12           2.29          55

   CLASS A SHARES
   2007             $   14.92     11.14%    $   7,359       1.19%        1.37%          1.75%         23%
   2006                 14.04      3.52         7,065       1.17         1.34           1.61          16
   2005                 13.79      9.07         7,408       1.21         1.45           1.71          57
   2004                 12.88      7.66         7,172       1.19         1.37           1.07          97
   2003                 12.09      7.15         7,280       1.20         1.37           1.98          55

   CLASS B SHARES
   2007             $   14.87     10.44%    $   2,277       1.79%        1.87%          1.15%         23%
   2006                 14.00      2.90         3,089       1.79         1.85           0.99          16
   2005                 13.75      8.31         3,759       1.86         1.95           1.07          57
   2004                 12.85      7.02         4,364       1.84         1.87           0.42          97
   2003                 12.06      6.39         4,235       1.85         1.87           1.33          55

   CLASS C SHARES
   2007             $   14.85     10.48%    $     393       1.79%        1.87%          1.15%         23%
   2006                 13.98      2.92           338       1.79         1.85           0.99          16
   2005                 13.73      8.24           334       1.86         1.95           1.07          57
   2004                 12.84      6.99           327       1.84         1.87           0.42          97
   2003                 12.06      6.39           137       1.85         1.87           1.35          55

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2007             $   13.03     11.97%    $    2,270      0.94%        1.23%          0.58%        103%
   2006 (1)             13.03     (2.62)         1,728      0.39*        0.39*          1.08*         76

   CLASS A SHARES
   2007             $   12.97     11.52%    $    3,766      1.34%        1.48%          0.28%        103%
   2006 (2)             13.02     (3.77)           483      0.94*        0.94*          0.67*         76

   CLASS C SHARES
   2007             $   12.89     10.79%    $       31      1.97%        2.01%         (0.32)%       103%
   2006 (2)             12.98     (4.07)             3      1.86*        1.86*         (0.29)*        76

   CLASS M SHARES
   2007             $   13.02     11.98%    $  103,295      0.94%        0.97%          0.65%        103%
   2006 (3)             13.02     10.13         91,652      1.00*        1.02*          0.51*         76
   2005 (4)             13.59     17.14         86,500      1.09         1.09           0.25          59
   2004 (4)             12.79     21.12         73,300      1.14         1.14           0.06          76
   2003 (4)             10.56     25.55         77,100      1.17         1.17          (0.07)         65
   2002 (4)              8.43     (4.55)        57,100      1.11         1.11           0.07          51

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*     ANNUALIZED.

** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

+     PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++    AMOUNT REPRESENTS LESS THAN $1,000.

(1)   COMMENCED OPERATIONS ON JULY 3, 2006.

(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)   FOR THE YEAR ENDED SEPTEMBER 30.

(5)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

120                               1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                        NET
                       ASSET                   NET REALIZED                                            TOTAL
                       VALUE,       NET       AND UNREALIZED      TOTAL        NET                     FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD  INCOME (LOSS)+  INVESTMENTS     OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2007              $   8.78  $   0.104         $  1.178        $ 1.282     $(0.102)       $  --     $(0.102)       $  --
   2006                  8.10      0.088            0.680          0.768      (0.088)          --      (0.088)          --
   2005                  7.36      0.101            0.738          0.839      (0.099)          --      (0.099)          --
   2004                  6.73      0.029            0.630          0.659      (0.029)          --      (0.029)          --
   2003                  6.22      0.055            0.508          0.563      (0.053)          --      (0.053)          --

   CLASS A SHARES
   2007              $   8.76  $   0.072         $  1.175        $ 1.247     $(0.077)       $  --     $(0.077)       $  --
   2006                  8.09      0.066            0.672          0.738      (0.068)          --      (0.068)          --
   2005                  7.34      0.076            0.751          0.827      (0.077)          --      (0.077)          --
   2004                  6.72      0.010            0.626          0.636      (0.016)          --      (0.016)          --
   2003                  6.21      0.037            0.512          0.549      (0.039)          --      (0.039)          --

   CLASS B SHARES
   2007              $   8.61  $   0.018         $  1.152        $ 1.170     $(0.040)       $  --     $(0.040)       $  --
   2006                  7.95      0.014            0.671          0.685      (0.025)          --      (0.025)          --
   2005                  7.23      0.032            0.732          0.764      (0.044)          --      (0.044)          --
   2004                  6.66     (0.037)           0.609          0.572      (0.002)          --      (0.002)          --
   2003                  6.17     (0.001)           0.505          0.504      (0.014)          --      (0.014)          --

   CLASS C SHARES
   2007              $   8.61  $   0.013         $  1.155        $ 1.168     $(0.038)       $  --     $(0.038)       $  --
   2006                  7.96      0.014            0.661          0.675      (0.025)          --      (0.025)          --
   2005                  7.24      0.030            0.735          0.765      (0.045)          --      (0.045)          --
   2004 (5)              7.16     (0.030)           0.112          0.082      (0.002)          --      (0.002)          --

--------------------
ENHANCED GROWTH FUND
--------------------

   CLASS A SHARES
   2007              $   8.05  $  (0.075)        $  2.195        $ 2.120     $    --        $  --     $    --        $  --
   2006 (2)              9.29     (0.029)          (1.211)        (1.240)         --           --          --           --

   CLASS C SHARES
   2007              $   8.06  $  (0.133)        $  2.193        $ 2.060     $    --        $  --     $    --        $  --
   2006 (2)              9.29     (0.025)          (1.205)        (1.230)         --           --          --           --

   CLASS M SHARES
   2007              $   8.07  $  (0.035)        $  2.205        $ 2.170     $    --        $  --     $    --        $  --
   2006 (3)              8.78     (0.034)          (0.676)        (0.710)         --           --          --           --
   2005 (4)              7.89      0.03             0.94           0.97       (0.08)           --      (0.08)           --
   2004 (4)              7.33     (0.07)            0.63           0.56           --           --          --           --
   2003 (4)              4.80     (0.06)            2.59           2.53           --           --          --           --
   2002 (4)              6.50     (0.08)           (1.62)         (1.70)          --           --          --           --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE      RATIO OF
                        NET                    NET                     NET ASSETS        NET
                       ASSET                 ASSETS,       RATIO       EXCLUDING      INVESTMENT
                      VALUE,                   END      OF EXPENSES   FEE WAIVERS   INCOME (LOSS)  PORTFOLIO
                       END        TOTAL     OF PERIOD    TO AVERAGE  AND REDUCTION    TO AVERAGE   TURNOVER
                    OF PERIOD    RETURN**     (000)      NET ASSETS   OF EXPENSES     NET ASSETS     RATE
------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------

   FIDUCIARY SHARES
   2007              $   9.96      14.61%   $ 127,266      0.91%          1.08%         1.05%         79%
   2006                  8.78       9.53      110,720      0.91           1.07          1.04          72
   2005                  8.10      11.47      106,413      0.93           1.18          1.31         101
   2004                  7.36       9.80      113,334      0.92           1.10          0.38         119
   2003                  6.73       9.15      115,045      0.92           1.09          0.89          71

   CLASS A SHARES
   2007              $   9.93      14.24%   $   8,664      1.18%          1.34%         0.72%         79%
   2006                  8.76       9.15        2,749      1.17           1.34          0.79          72
   2005                  8.09      11.32        3,031      1.18           1.43          1.00         101
   2004                  7.34       9.47        3,657      1.17           1.35          0.13         119
   2003                  6.72       8.91        3,233      1.16           1.34          0.61          71

   CLASS B SHARES
   2007              $   9.74      13.57%   $   2,663      1.78%          1.83%         0.19%         79%
   2006                  8.61       8.63        2,717      1.79           1.84          0.17          72
   2005                  7.95      10.60        3,044      1.83           1.93          0.42         101
   2004                  7.23       8.60        3,249      1.82           1.85         (0.52)        119
   2003                  6.66       8.20        3,093      1.82           1.84         (0.01)         71

   CLASS C SHARES
   2007              $   9.74      13.59%   $     811      1.78%          1.83%         0.13%         79%
   2006                  8.61       8.50          310      1.79           1.84          0.17          72
   2005                  7.96      10.59          280      1.83           1.93          0.40         101
   2004 (5)              7.24       1.14          277      1.83*          1.88*        (0.60)*       119

--------------------
ENHANCED GROWTH FUND
--------------------

   CLASS A SHARES
   2007              $  10.17      26.34%   $     223      1.35%          1.49%        (0.77)%        40%
   2006 (2)              8.05     (13.35)          39      1.35*          1.49*        (1.10)*        53

   CLASS C SHARES
   2007              $  10.12      25.56%   $       6      1.89%          1.92%        (1.38)%        40%
   2006 (2)              8.06     (13.24)          --++    1.47*          1.49*        (0.87)*        53

   CLASS M SHARES
   2007              $  10.24      26.89%   $ 137,818      0.93%          0.97%        (0.37)%        40%
   2006 (3)              8.07      (8.09)     120,694      0.97*          0.98*        (0.46)*        53
   2005 (4)              8.78      12.24      129,300      1.00           1.00          0.37           8
   2004 (4)              7.89       7.64       67,200      1.11           1.11         (0.84)         14
   2003 (4)              7.33      52.71       75,000      1.15           1.15         (0.97)         62
   2002 (4)              4.80     (26.15)      49,700      1.18           1.18         (1.09)         18

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                             WWW.HIGHMARKFUNDS.COM                           121

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                             TOTAL
                      VALUE,         NET      AND UNREALIZED     TOTAL         NET                       FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

  FIDUCIARY SHARES
  2007                $  8.53    $  0.154        $  2.203       $  2.357    $ (0.128)     $(0.829)    $ (0.957)     $    --
  2006 (1)               8.69       0.073          (0.233)        (0.160)         --           --           --           --

  CLASS A SHARES
  2007                $  8.52    $  0.136        $  2.194       $  2.330    $ (0.121)     $(0.829)    $ (0.950)     $    --
  2006 (2)               8.63       0.052          (0.184)        (0.132)         --           --           --        0.022

  CLASS C SHARES
  2007                $  8.49    $  0.056        $  2.193       $  2.249    $ (0.100)     $(0.829)    $ (0.929)     $    --
  2006 (2)               8.63       0.034          (0.174)        (0.140)         --           --           --           --

  CLASS M SHARES
  2007                $  8.52    $  0.139        $  2.229       $  2.368    $ (0.129)     $(0.829)    $ (0.958)     $    --
  2006 (3)               7.54       0.095           1.219          1.314      (0.146)      (0.188)      (0.334)          --
  2005 (4)               5.79       0.07            1.73           1.80       (0.05)           --       (0.05)           --
  2004 (4)               4.79       0.05            1.00           1.05       (0.05)           --       (0.05)           --
  2003 (4)               3.70       0.06            1.05           1.11       (0.02)           --#      (0.02)           --
  2002 (4)               4.27       0.03           (0.60)         (0.57)          --           --           --           --

---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2007                $  8.77    $  0.040        $  1.231       $  1.271    $ (0.011)     $    --     $ (0.011)     $    --
  2006                   8.61       0.009           0.170          0.179      (0.019)          --       (0.019)          --
  2005                   7.50       0.042           1.094          1.136      (0.026)          --       (0.026)          --
  2004                   7.25      (0.012)          0.236          0.224          --           --           --        0.026
  2003                   6.53       0.003           0.722          0.725      (0.005)++        --       (0.005)          --

  CLASS A SHARES
  2007                $  8.63    $  0.014        $  1.206       $  1.220    $     --      $    --     $     --      $    --
  2006                   8.48      (0.013)          0.167          0.154      (0.004)          --       (0.004)          --
  2005                   7.39       0.022           1.076          1.098      (0.008)          --       (0.008)          --
  2004                   7.15      (0.031)          0.243          0.212          --           --           --        0.028
  2003                   6.47      (0.014)          0.694          0.680          --++         --           --           --

  CLASS B SHARES
  2007                $  8.13    $ (0.040)       $  1.140       $  1.100    $     --      $    --     $     --      $    --
  2006                   8.03      (0.064)          0.164          0.100          --           --           --           --
  2005                   7.04      (0.027)          1.017          0.990          --           --           --           --
  2004                   6.86      (0.077)          0.231          0.154          --           --           --        0.026
  2003                   6.24      (0.053)          0.673          0.620          --           --           --           --

  CLASS C SHARES
  2007                $  8.14    $ (0.039)       $  1.129       $  1.090    $     --      $    --     $     --      $    --
  2006                   8.04      (0.064)          0.164          0.100          --           --           --           --
  2005                   7.05      (0.027)          1.017          0.990          --           --           --           --
  2004                   6.87      (0.078)          0.227          0.149          --           --           --        0.031
  2003                   6.24      (0.055)          0.685          0.630          --           --           --           --

                                                                          RATIO
                                                                       OF EXPENSES
                                                                        TO AVERAGE      RATIO OF
                       NET                     NET                      NET ASSETS         NET
                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       END        TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION    TO AVERAGE     TURNOVER
                    OF PERIOD    RETURN**     (000)     NET ASSETS     OF EXPENSES     NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

  FIDUCIARY SHARES
  2007               $   9.93      29.30%   $  60,509      1.26%         1.48%            1.65%          32%
  2006 (1)               8.53      (1.84)      13,422      1.29*         1.34*            2.65*          48

  CLASS A SHARES
  2007               $   9.90      29.00%   $  14,532      1.50%         1.74%            1.45%          32%
  2006 (2)               8.52      (1.27)       1,952      1.69*         1.84*            1.88*          48

  CLASS C SHARES
  2007               $   9.81      28.04%   $   3,159      2.18%         2.23%            0.61%          32%
  2006 (2)               8.49      (1.62)         731      2.28*         2.33*            1.23*          48

  CLASS M SHARES
  2007               $   9.93      29.48%   $ 273,474      1.17%         1.21%            1.51%          32%
  2006 (3)               8.52      17.96      202,134      1.25*         1.27*            1.41*          48
  2005 (4)               7.54      31.32      170,000      1.45          1.45             1.13           74
  2004 (4)               5.79      21.95      158,800      1.35          1.35             0.92           69
  2003 (4)               4.79      30.12      114,000      1.37          1.37             1.38           39
  2002 (4)               3.70     (13.35)      91,400      1.34          1.34             0.59           69

---------------------
LARGE CAP GROWTH FUND
---------------------

  FIDUCIARY SHARES
  2007               $  10.03      14.50%   $ 110,600      0.93%         1.09%            0.42%          88%
  2006                   8.77       2.07      103,454      0.89          1.07             0.10           68
  2005                   8.61      15.16      129,824      0.94          1.16             0.53           73
  2004                   7.50       3.45      137,682      0.94          1.13            (0.15)          93
  2003                   7.25      11.11      161,181      0.94          1.12             0.05           57

  CLASS A SHARES
  2007               $   9.85      14.14%   $  14,284      1.19%         1.34%            0.15%          88%
  2006                   8.63       1.81       15,809      1.14          1.32            (0.15)          68
  2005                   8.48      14.86       17,377      1.19          1.41             0.29           73
  2004                   7.39       3.36       18,845      1.19          1.38            (0.40)          93
  2003                   7.15      10.51       18,858      1.20          1.37            (0.22)          57

  CLASS B SHARES
  2007               $   9.23      13.53%   $   5,835      1.79%         1.84%           (0.45)%         88%
  2006                   8.13       1.25        7,519      1.76          1.83            (0.77)          68
  2005                   8.03      14.06        9,259      1.84          1.91            (0.37)          73
  2004                   7.04       2.62       10,003      1.84          1.88            (1.05)          93
  2003                   6.86       9.94       10,558      1.85          1.87            (0.85)          57

  CLASS C SHARES
  2007               $   9.23      13.39%   $   1,097      1.79%         1.84%           (0.44)%         88%
  2006                   8.14       1.24        1,304      1.76          1.83            (0.77)          68
  2005                   8.04      14.04        1,422      1.84          1.91            (0.36)          73
  2004                   7.05       2.62        1,543      1.84          1.88            (1.05)          93
  2003                   6.87      10.10        1,223      1.85          1.87            (0.87)          57

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  #   AMOUNT REPRESENTS LESS THAN $0.01.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 ++ FOR THE FIDUCIARY SHARES, REPRESENTS A $0.005 RETURN OF CAPITAL FOR TAX PURPOSES. FOR CLASS A, REPRESENTS A $0.0002 RETURN OF CAPITAL FOR TAX PURPOSES.

(1)   COMMENCED OPERATIONS ON APRIL 4, 2006.

(2)   COMMENCED OPERATIONS ON APRIL 3, 2006.

(3) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(4)   FOR THE YEAR ENDED SEPTEMBER 30.

(5)   COMMENCED OPERATIONS ON MARCH 1, 2007.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

122                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                             TOTAL
                      VALUE,         NET      AND UNREALIZED     TOTAL        NET                       FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD  INCOME (LOSS)+  INVESTMENTS     OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2007                $ 13.67    $  0.211        $  1.483       $  1.694    $ (0.204)      $  --      $ (0.204)     $    --
  2006                  12.49       0.161           1.182          1.343      (0.163)         --        (0.163)          --
  2005                  10.41       0.133           2.077          2.210      (0.130)         --        (0.130)          --
  2004                   8.74       0.100           1.670          1.770      (0.100)         --        (0.100)          --
  2003                   8.25       0.105           0.484          0.589      (0.099)         --        (0.099)          --

  CLASS A SHARES
  2007                $ 13.70    $  0.171        $  1.485       $  1.656    $ (0.166)      $  --      $ (0.166)     $    --
  2006                  12.52       0.129           1.181          1.310      (0.131)         --        (0.131)       0.001
  2005                  10.43       0.103           2.090          2.193      (0.103)         --        (0.103)          --
  2004                   8.76       0.075           1.671          1.746      (0.076)         --        (0.076)          --
  2003                   8.26       0.085           0.495          0.580      (0.080)         --        (0.080)          --

  CLASS B SHARES
  2007                $ 13.50    $  0.082        $  1.458       $  1.540    $ (0.100)      $  --      $ (0.100)     $    --
  2006                  12.35       0.047           1.163          1.210      (0.060)         --        (0.060)          --
  2005                  10.31       0.029           2.052          2.081      (0.041)         --        (0.041)          --
  2004                   8.67       0.010           1.653          1.663      (0.023)         --        (0.023)          --
  2003                   8.19       0.032           0.488          0.520      (0.040)         --        (0.040)          --

  CLASS C SHARES
  2007                $ 13.47    $  0.079        $  1.452       $  1.531    $ (0.101)      $  --      $ (0.101)     $    --
  2006                  12.32       0.046           1.166          1.212      (0.062)         --        (0.062)          --
  2005                  10.28       0.027           2.057          2.084      (0.044)         --        (0.044)          --
  2004                   8.65       0.010           1.649          1.659      (0.029)         --        (0.029)          --
  2003                   8.18       0.035           0.480          0.515      (0.045)         --        (0.045)          --

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

  FIDUCIARY SHARES
  2007 (5)            $ 20.00    $  0.052        $ (1.222)      $ (1.170)   $     --       $  --      $     --      $    --

  CLASS A SHARES
  2007 (5)            $ 20.00    $  0.021        $ (1.201)      $ (1.180)   $     --       $  --      $     --      $    --

  CLASS C SHARES
  2007 (5)            $ 20.00    $ (0.031)       $ (1.169)      $ (1.200)   $     --       $  --      $     --      $    --

                                                                          RATIO
                                                                       OF EXPENSES
                                                                        TO AVERAGE      RATIO OF
                       NET                     NET                      NET ASSETS         NET
                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       END        TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION    TO AVERAGE     TURNOVER
                    OF PERIOD    RETURN**     (000)     NET ASSETS     OF EXPENSES     NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2007               $  15.16      12.40%   $ 216,156       0.89%         1.08%            1.39%          84%
  2006                  13.67      10.82      168,092       0.92          1.08             1.23           81
  2005                  12.49      21.35      123,343       0.93          1.17             1.15           99
  2004                  10.41      20.32       87,181       0.93          1.12             1.00           86
  2003                   8.74       7.26       65,363       0.93          1.11             1.30          337

  CLASS A SHARES
  2007               $  15.19      12.09%   $ 153,045       1.14%         1.33%            1.13%          84%
  2006                  13.70      10.52      134,433       1.17          1.32             0.98           81
  2005                  12.52      21.12       62,537       1.18          1.42             0.89           99
  2004                  10.43      19.98       33,442       1.18          1.37             0.75           86
  2003                   8.76       7.12       29,036       1.18          1.36             1.05          337

  CLASS B SHARES
  2007               $  14.94      11.40%   $   2,502       1.74%         1.83%            0.55%          84%
  2006                  13.50       9.81        3,042       1.79          1.84             0.36           81
  2005                  12.35      20.22        3,996       1.83          1.92             0.26           99
  2004                  10.31      19.20        3,640       1.83          1.87             0.10           86
  2003                   8.67       6.41        2,005       1.83          1.86             0.40          337

  CLASS C SHARES
  2007               $  14.90      11.36%   $   7,742       1.74%         1.83%            0.53%          84%
  2006                  13.47       9.86        5,927       1.79          1.84             0.36           81
  2005                  12.32      20.31        4,578       1.83          1.92             0.23           99
  2004                  10.28      19.20        1,769       1.85          1.90             0.10           86
  2003                   8.65       6.36          168       1.83          1.86             0.43          337

------------------------
SMALL CAP ADVANTAGE FUND
------------------------

  FIDUCIARY SHARES
  2007 (5)           $  18.83     (5.85)%   $  27,572       1.30%*        1.60%*           0.61%*         26%

  CLASS A SHARES
  2007 (5)           $  18.82     (5.90)%   $     117       1.56%*        2.02%*           0.24%*         26%

  CLASS C SHARES
  2007 (5)           $  18.80     (6.00)%   $     131       2.17%*        2.62%*          (0.35)%*        26%

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          123

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                                DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                             TOTAL
                      VALUE,         NET      AND UNREALIZED     TOTAL         NET                       FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD  INCOME (LOSS)+  INVESTMENTS     OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2007                $ 18.12    $  0.215        $  1.128       $  1.343    $ (0.180)     $(2.234)    $ (2.414)     $  0.001
  2006                  19.55       0.115          (0.156)        (0.041)     (0.080)      (1.309)      (1.389)           --
  2005                  16.05       0.078           4.474          4.552      (0.019)      (1.033)      (1.052)           --
  2004                  13.53       0.037           2.758          2.795      (0.072)      (0.203)      (0.275)           --
  2003                  11.25       0.074           2.227          2.301      (0.021)          --       (0.021)           --

  CLASS A SHARES
  2007                $ 17.77    $  0.167        $  1.109       $  1.276    $ (0.133)     $(2.234)    $ (2.367)     $  0.001
  2006                  19.21       0.068          (0.145)        (0.077)     (0.054)      (1.309)      (1.363)           --
  2005                  15.82       0.033           4.403          4.436      (0.013)      (1.033)      (1.046)           --
  2004                  13.36      (0.005)          2.726          2.721      (0.058)      (0.203)      (0.261)           --
  2003                  11.13       0.047           2.194          2.241      (0.011)          --       (0.011)           --

  CLASS B SHARES
  2007                $ 17.01    $  0.058        $  1.052       $  1.110    $ (0.037)     $(2.234)    $ (2.271)     $  0.001
  2006                  18.51      (0.043)         (0.148)        (0.191)         --       (1.309)      (1.309)           --
  2005                  15.36      (0.074)          4.263          4.189      (0.006)      (1.033)      (1.039)           --
  2004                  13.03      (0.101)          2.658          2.557      (0.024)      (0.203)      (0.227)           --
  2003                  10.93      (0.027)          2.127          2.100          --           --           --            --

  CLASS C SHARES
  2007                $ 16.94    $  0.052        $  1.056       $  1.108    $ (0.055)     $(2.234)    $ (2.289)     $  0.001
  2006                  18.43      (0.044)         (0.137)        (0.181)         --       (1.309)      (1.309)           --
  2005                  15.31      (0.076)          4.235          4.159      (0.006)      (1.033)      (1.039)           --
  2004                  12.99      (0.111)          2.662          2.551      (0.028)      (0.203)      (0.231)           --
  2003                  10.90      (0.026)          2.116          2.090          --           --           --            --

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2007                $ 23.25    $  0.343        $  3.381       $  3.724   $  (0.343)     $(2.421)    $ (2.764)     $     --
  2006                  24.07       0.314           1.777          2.091      (0.311)      (2.600)      (2.911)           --
  2005                  22.58       0.324           3.368          3.692      (0.340)      (1.862)      (2.202)           --
  2004                  20.72       0.277           2.899          3.176      (0.284)      (1.032)      (1.316)           --
  2003                  20.05       0.273           1.583          1.856      (0.264)      (0.922)      (1.186)           --

  CLASS A SHARES
  2007                $ 23.22    $  0.282        $  3.373       $  3.655   $  (0.284)     $(2.421)    $ (2.705)     $     --
  2006                  24.04       0.255           1.780          2.035      (0.255)      (2.600)      (2.855)           --
  2005                  22.56       0.266           3.360          3.626      (0.284)      (1.862)      (2.146)           --
  2004                  20.71       0.221           2.890          3.111      (0.229)      (1.032)      (1.261)           --
  2003                  20.04       0.225           1.584          1.809      (0.217)      (0.922)      (1.139)           --

  CLASS B SHARES
  2007                $ 22.92    $  0.136        $  3.325       $  3.461   $  (0.170)     $(2.421)    $ (2.591)     $     --
  2006                  23.79       0.114           1.746          1.860      (0.130)      (2.600)      (2.730)           --
  2005                  22.35       0.114           3.340          3.454      (0.152)      (1.862)      (2.014)           --
  2004                  20.54       0.076           2.862          2.938      (0.096)      (1.032)      (1.128)           --
  2003                  19.90       0.101           1.565          1.666      (0.104)      (0.922)      (1.026)           --

  CLASS C SHARES
  2007                $ 22.86    $  0.127        $  3.330       $  3.457   $  (0.176)     $(2.421)    $ (2.597)     $     --
  2006                  23.74       0.110           1.742          1.852      (0.132)      (2.600)      (2.732)           --
  2005                  22.32       0.107           3.331          3.438      (0.156)      (1.862)      (2.018)           --
  2004                  20.51       0.077           2.862          2.939      (0.097)      (1.032)      (1.129)           --
  2003                  19.87       0.102           1.563          1.665      (0.103)      (0.922)      (1.025)           --

                                                                          RATIO
                                                                       OF EXPENSES
                                                                        TO AVERAGE      RATIO OF
                       NET                     NET                      NET ASSETS         NET
                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       END        TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION    TO AVERAGE     TURNOVER
                    OF PERIOD    RETURN**     (000)     NET ASSETS     OF EXPENSES     NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------
--------------------
SMALL CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2007               $  17.05       6.83%   $ 178,805      1.34%          1.48%           1.16%          46%
  2006                  18.12      (0.01)     164,131      1.32           1.49            0.62           35
  2005                  19.55      29.10      135,231      1.33           1.55            0.45           27
  2004                  16.05      20.72      101,687      1.32           1.50            0.23           20
  2003                  13.53      20.49       79,222      1.25           1.43            0.64           24

  CLASS A SHARES
  2007               $  16.68       6.58%   $  59,512      1.59%          1.73%           0.91%          46%
  2006                  17.77      (0.21)      64,484      1.57           1.74            0.37           35
  2005                  19.21      28.78       54,885      1.58           1.80            0.19           27
  2004                  15.82      20.43       36,155      1.57           1.75           (0.02)          20
  2003                  13.36      20.16       23,436      1.48           1.66            0.41           24

  CLASS B SHARES
  2007               $  15.85       5.86%   $  10,987      2.19%          2.23%           0.33%          46%
  2006                  17.01      (0.87)      13,145      2.18           2.24           (0.25)          35
  2005                  18.51      28.00       15,753      2.23           2.30           (0.45)          27
  2004                  15.36      19.68       14,079      2.22           2.25           (0.67)          20
  2003                  13.03      19.21       11,367      2.15           2.18           (0.24)          24

  CLASS C SHARES
  2007               $  15.76       5.88%   $  20,268      2.19%          2.23%           0.30%          46%
  2006                  16.94      (0.82)      18,990      2.18           2.24           (0.25)          35
  2005                  18.43      27.89       21,157      2.23           2.30           (0.46)          27
  2004                  15.31      19.70       11,926      2.26           2.30           (0.73)          20
  2003                  12.99      19.17        3,473      2.13           2.16           (0.23)          24

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2007               $  24.21      16.38%   $ 445,763      0.94%          1.08%           1.41%          19%
  2006                  23.25       9.32      434,080      0.93           1.08            1.35           21
  2005                  24.07      16.96      430,755      0.94           1.13            1.40           18
  2004                  22.58      15.69      389,658      0.92           1.11            1.25           20
  2003                  20.72      10.00      350,151      0.94           1.11            1.44            6

  CLASS A SHARES
  2007               $  24.17      16.08%   $  31,773      1.19%          1.33%           1.15%          19%
  2006                  23.22       9.06       30,047      1.18           1.34            1.09           21
  2005                  24.04      16.64       28,799      1.18           1.38            1.15           18
  2004                  22.56      15.36       28,461      1.17           1.36            1.00           20
  2003                  20.71       9.74       27,208      1.19           1.36            1.18            6

  CLASS B SHARES
  2007               $  23.79      15.38%   $   6,772      1.79%          1.83%           0.56%          19%
  2006                  22.92       8.36        7,471      1.80           1.84            0.49           21
  2005                  23.79      15.95        9,396      1.83           1.88            0.50           18
  2004                  22.35      14.59        9,208      1.82           1.86            0.35           20
  2003                  20.54       9.00        8,139      1.84           1.86            0.54            6

  CLASS C SHARES
  2007               $  23.72      15.40%   $   2,061      1.79%          1.83%           0.53%          19%
  2006                  22.86       8.34        1,442      1.80           1.84            0.49           21
  2005                  23.74      15.90        1,204      1.84           1.88            0.47           18
  2004                  22.32      14.62          788      1.82           1.86            0.35           20
  2003                  20.51       9.01          776      1.84           1.86            0.54            6

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

 ++ PORTFOLIO TURNOVER INCLUDES THE PURCHASES AND SALES OF THE DIVERSIFIED MONEY MARKET FUND. IF THESE TRANSACTIONS WERE NOT INCLUDED, PORTFOLIO TURNOVER WOULD HAVE BEEN 4%, 7% AND 8% FOR THE CAPITAL GROWTH ALLOCATION FUND, THE GROWTH & INCOME ALLOCATION FUND AND THE INCOME PLUS ALLOCATION FUND, RESPECTIVELY.

  #   RATIOS DO NOT INCLUDE THE EXPENSES OF THE UNDERLYING FUNDS.

(1)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(2)   COMMENCED OPERATIONS ON OCTOBER 12, 2004.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

124                              1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                   INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                             TOTAL
                      VALUE,         NET      AND UNREALIZED      TOTAL        NET                      FROM
                    BEGINNING    INVESTMENT       GAIN ON         FROM     INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD  INCOME (LOSS)+   INVESTMENTS    OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
------------------------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

  FIDUCIARY SHARES
  2007 (1)            $ 25.10    $  0.140        $  1.218       $  1.358    $ (0.419)     $(0.319)    $ (0.738)      $  --

  CLASS A SHARES
  2007                $ 23.17    $  0.262        $  3.002       $  3.264    $ (0.395)     $(0.319)    $ (0.714)      $  --
  2006                  22.16       0.112           1.066          1.178      (0.090)      (0.078)      (0.168)         --
  2005 (2)              20.00       0.082           2.157          2.239      (0.079)          --       (0.079)         --

  CLASS C SHARES
  2007                $ 22.97    $  0.069        $  2.989       $  3.058    $ (0.289)     $(0.319)    $ (0.608)      $  --
  2006                  22.07      (0.057)          1.063          1.006      (0.028)      (0.078)      (0.106)         --
  2005 (2)              20.00      (0.070)          2.185          2.115      (0.045)          --       (0.045)         --

----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
----------------------------------

  FIDUCIARY SHARES
  2007 (1)            $ 20.00    $  0.239        $  0.973       $  1.212    $ (0.242)     $    --     $ (0.242)      $  --

  CLASS A SHARES
  2007 (1)            $ 20.00    $  0.042        $  1.134       $  1.176    $ (0.236)     $    --       (0.236)      $  --

  CLASS C SHARES
  2007 (1)            $ 20.00    $ (0.119)       $  1.200       $  1.081    $ (0.231)     $    --       (0.231)      $  --

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

  FIDUCIARY SHARES
  2007 (1)            $ 23.75    $  0.035        $  1.130       $  1.165    $ (0.407)     $(0.278)    $ (0.685)      $  --

  CLASS A SHARES
  2007                $ 22.26    $  0.412        $  2.258       $  2.670    $ (0.502)     $(0.278)    $ (0.780)      $  --
  2006                  21.61       0.259           0.688          0.947      (0.240)      (0.057)      (0.297)         --
  2005 (2)              20.00       0.193           1.570          1.763      (0.153)          --       (0.153)         --

  CLASS C SHARES
  2007                $ 22.18  $    0.226        $  2.261       $  2.487    $ (0.359)     $(0.278)    $ (0.637)      $  --
  2006                  21.55       0.103           0.688          0.791      (0.104)      (0.057)      (0.161)         --
  2005 (2)              20.00       0.052           1.587          1.639      (0.089)          --       (0.089)         --

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

  FIDUCIARY SHARES
  2007 (1)            $ 21.86    $  0.409        $  0.348       $  0.757    $ (0.482)     $(0.285)    $ (0.767)      $  --

  CLASS A SHARES
  2007                $ 20.95    $  0.544        $  1.199       $  1.743    $ (0.548)     $(0.285)    $ (0.833)      $  --
  2006                  20.73       0.434           0.205          0.639      (0.407)      (0.012)      (0.419)         --
  2005 (2)              20.00       0.320           0.617          0.937      (0.207)          --       (0.207)         --

  CLASS C SHARES
  2007                $ 20.85    $  0.387        $  1.193       $  1.580    $ (0.415)     $(0.285)    $ (0.700)      $  --
  2006                  20.66       0.308           0.183          0.491      (0.289)      (0.012)      (0.301)         --
  2005 (2)              20.00       0.230           0.591          0.821      (0.161)          --       (0.161)         --

                                                                          RATIO
                                                                       OF EXPENSES
                                                                        TO AVERAGE      RATIO OF
                       NET                     NET                      NET ASSETS         NET
                      ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                      VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                       END         TOTAL    OF PERIOD   TO AVERAGE    AND REDUCTION    TO AVERAGE     TURNOVER
                    OF PERIOD     RETURN**    (000)     NET ASSETS#    OF EXPENSES#    NET ASSETS        RATE
----------------------------------------------------------------------------------------------------------------
------------------------------
CAPITAL GROWTH ALLOCATION FUND
------------------------------

  FIDUCIARY SHARES
  2007 (1)           $  25.72       5.50%   $     770       0.31%*        0.70%*          0.75%*         16%

  CLASS A SHARES
  2007               $  25.72      14.19%   $  49,073       0.57%         0.93%           1.03%          16%
  2006                  23.17       5.33       30,900       0.82          1.45            0.49           12
  2005 (2)              22.16      11.21        8,957       0.82*         1.99*           0.48*          55++

  CLASS C SHARES
  2007               $  25.42      13.39%   $  30,144       1.27%         1.43%           0.28%          16%
  2006                  22.97       4.56       16,718       1.53          1.95           (0.25)          12
  2005 (2)              22.07      10.58        4,574       1.56*         2.44*          (0.41)*         55++

-----------------------------------
DIVERSIFIED EQUITY ALLOCATION FUND
-----------------------------------

  FIDUCIARY SHARES
  2007 (1)           $  20.97       6.10%   $     183       0.33%*        3.37%*          1.67%*         10%

  CLASS A SHARES
  2007 (1)           $  20.94       5.93%   $   4,871       0.57%*        2.70%*          0.28%*         10%

  CLASS C SHARES
  2007 (1)           $  20.85       5.45%   $   1,986       1.29%*        2.93%*         (0.81)%*        10%

-------------------------------
GROWTH & INCOME ALLOCATION FUND
-------------------------------

  FIDUCIARY SHARES
  2007 (1)           $  24.23       4.98%   $       1       0.31%*        0.67%*          0.21%*         13%

  CLASS A SHARES
  2007               $  24.15      12.10%   $  47,572       0.55%         0.93%           1.72%          13%
  2006                  22.26       4.41       31,426       0.81          1.45            1.17           13
  2005 (2)              21.61       8.84       10,158       0.79*         1.93*           1.15*          79++

  CLASS C SHARES
  2007               $  24.03      11.29%   $  22,941       1.25%         1.43%           0.95%          13%
  2006                  22.18       3.68       11,752       1.52          1.96            0.47           13
  2005 (2)              21.55       8.21        4,580       1.54*         2.36*           0.31*          79++

---------------------------
INCOME PLUS ALLOCATION FUND
---------------------------

  FIDUCIARY SHARES
  2007 (1)           $  21.85       3.52%   $     103       0.37%*        0.77%*          2.61%*         12%

  CLASS A SHARES
  2007               $  21.86       8.40%   $   5,459       0.62%         0.97%           2.49%          12%
  2006                  20.95       3.11        3,651       0.87          1.83            2.07           26
  2005 (2)              20.73       4.70        2,169       0.81*         5.30*           1.95*          94++

  CLASS C SHARES
  2007               $  21.73       7.63%   $   3,775       1.32%         1.47%           1.78%          12%
  2006                  20.85       2.39        2,086       1.59          2.20            1.48           26
  2005 (2)              20.66       4.12          517       1.56*         5.40*           1.40*          94++

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          125

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                            TOTAL
                      VALUE,         NET      AND UNREALIZED      TOTAL        NET                     FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD      INCOME+     INVESTMENTS     OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2007              $  10.35     $ 0.505        $  0.046        $ 0.551     $(0.501)     $     --    $(0.501)       $  --
   2006                 10.75       0.496          (0.384)         0.112      (0.512)           --     (0.512)          --
   2005                 10.79       0.483          (0.019)         0.464      (0.504)           --     (0.504)          --
   2004                 10.80       0.492           0.009          0.501      (0.511)           --     (0.511)          --
   2003                 10.68       0.566           0.124          0.690      (0.570)           --     (0.570)          --

   CLASS A SHARES
   2007              $  10.22     $ 0.472        $  0.044        $ 0.516     $(0.476)     $     --    $(0.476)       $  --
   2006                 10.63       0.463          (0.387)         0.076      (0.486)           --     (0.486)          --
   2005                 10.67       0.451          (0.013)         0.438      (0.478)           --     (0.478)          --
   2004                 10.68       0.459           0.015          0.474      (0.484)           --     (0.484)          --
   2003                 10.57       0.541           0.122          0.663      (0.553)           --     (0.553)          --

   CLASS B SHARES
   2007              $  10.18     $ 0.400        $  0.046        $ 0.446     $(0.406)     $     --    $(0.406)       $  --
   2006                 10.59       0.389          (0.383)         0.006      (0.416)           --     (0.416)          --
   2005                 10.64       0.371          (0.020)         0.351      (0.401)           --     (0.401)          --
   2004                 10.65       0.379           0.015          0.394      (0.404)           --     (0.404)          --
   2003                 10.54       0.449           0.127          0.576      (0.466)           --     (0.466)          --

   CLASS C SHARES
   2007              $  10.17     $ 0.425        $  0.039        $ 0.464     $(0.434)     $     --    $(0.434)       $  --
   2006                 10.57       0.423          (0.384)         0.039      (0.439)           --     (0.439)          --
   2005                 10.62       0.398          (0.018)         0.380      (0.430)           --     (0.430)          --
   2004 (1)             10.80       0.288          (0.158)         0.130      (0.310)           --     (0.310)          --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2007              $   9.81     $ 0.361         $(0.047)       $ 0.314     $(0.368)     $ (0.036)   $(0.404)       $  --
   2006                 10.12       0.370          (0.208)         0.162      (0.372)       (0.100)    (0.472)          --
   2005                 10.32       0.381          (0.099)         0.282      (0.382)       (0.100)    (0.482)          --
   2004                 10.35       0.386          (0.006)         0.380      (0.390)       (0.020)    (0.410)          --
   2003                 10.48       0.387          (0.119)         0.268      (0.386)       (0.012)    (0.398)          --

   CLASS A SHARES
   2007              $   9.77     $ 0.334         $(0.045)       $ 0.289     $(0.343)     $ (0.036)   $(0.379)       $  --
   2006                 10.08       0.344          (0.207)         0.137      (0.347)       (0.100)    (0.447)          --
   2005                 10.28       0.354          (0.098)         0.256      (0.356)       (0.100)    (0.456)          --
   2004                 10.31       0.358          (0.004)         0.354      (0.364)       (0.020)    (0.384)          --
   2003                 10.44       0.371          (0.118)         0.253      (0.371)       (0.012)    (0.383)          --

   CLASS B SHARES
   2007              $   9.76     $ 0.266         $(0.044)       $ 0.222     $(0.276)     $ (0.036)   $(0.312)       $  --
   2006                 10.08       0.272          (0.214)         0.058      (0.278)       (0.100)    (0.378)          --
   2005                 10.28       0.277          (0.096)         0.181      (0.281)       (0.100)    (0.381)          --
   2004                 10.31       0.280          (0.004)         0.276      (0.286)       (0.020)    (0.306)          --
   2003                 10.44       0.280          (0.113)         0.167      (0.285)       (0.012)    (0.297)          --

   CLASS C SHARES
   2007              $   9.75     $ 0.289         $(0.046)       $ 0.243     $(0.297)     $ (0.036)   $(0.333)       $  --
   2006                 10.06       0.296          (0.206)         0.090      (0.300)       (0.100)    (0.400)          --
   2005                 10.27       0.302          (0.104)         0.198      (0.308)       (0.100)    (0.408)          --
   2004 (1)             10.50       0.209          (0.201)         0.008      (0.218)       (0.020)    (0.238)          --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                      TO AVERAGE      RATIO OF
                       NET                     NET                    NET ASSETS         NET
                      ASSET                  ASSETS,       RATIO       EXCLUDING     INVESTMENT
                      VALUE,                   END      OF EXPENSES   FEE WAIVERS      INCOME      PORTFOLIO
                       END         TOTAL    OF PERIOD    TO AVERAGE  AND REDUCTION   TO AVERAGE    TURNOVER
                    OF PERIOD    RETURN**     (000)      NET ASSETS   OF EXPENSES    NET ASSETS      RATE
------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2007              $  10.40      5.40%    $ 352,610       0.74%        0.99%          4.81%         16%
   2006                 10.35      1.08       396,003       0.74         0.99           4.71          20
   2005                 10.75      4.35       429,614       0.75         1.04           4.44          11
   2004                 10.79      4.68       451,384       0.75         1.01           4.49          45
   2003                 10.80      6.51       505,755       0.74         0.99           5.15          58

   CLASS A SHARES
   2007              $  10.26      5.11%    $  31,068       1.00%        1.24%          4.56%         16%
   2006                 10.22      0.75        35,511       0.99         1.24           4.45          20
   2005                 10.63      4.15        44,289       1.00         1.29           4.19          11
   2004                 10.67      4.47        47,039       1.00         1.26           4.24          45
   2003                 10.68      6.32        56,529       0.91         1.24           4.98          58

   CLASS B SHARES
   2007              $  10.22      4.43%    $   5,577       1.68%        1.74%          3.87%         16%
   2006                 10.18      0.06         6,926       1.69         1.74           3.75          20
   2005                 10.59      3.32         8,093       1.73         1.79           3.46          11
   2004                 10.64      3.71         9,603       1.73         1.76           3.51          45
   2003                 10.65      5.49        12,157       1.72         1.74           4.14          58

   CLASS C SHARES
   2007              $  10.20      4.61%    $     102       1.43%        1.49%          4.13%         16%
   2006                 10.17      0.39            91       1.43         1.49           4.10          20
   2005                 10.57      3.61            37       1.48         1.55           3.73          11
   2004 (1)             10.62      1.21            13       1.53*        1.58*          3.99*         45

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2007              $   9.72      3.24%    $  89,852       0.49%        1.00%          3.67%          2%
   2006                  9.81      1.65        95,266       0.50         1.00           3.72           5
   2005                 10.12      2.74       102,059       0.50         1.07           3.69           6
   2004                 10.32      3.68       120,494       0.50         1.02           3.68           1
   2003                 10.35      2.55       139,051       0.49         1.02           3.65           3

   CLASS A SHARES
   2007              $   9.68      3.00%    $  27,500       0.74%        1.25%          3.42%          2%
   2006                  9.77      1.40        37,472       0.75         1.25           3.47           5
   2005                 10.08      2.50        54,030       0.75         1.32           3.44           6
   2004                 10.28      3.44        62,762       0.75         1.27           3.43           1
   2003                 10.31      2.41        91,632       0.64         1.27           3.51           3

   CLASS B SHARES
   2007              $   9.67      2.29%    $   4,326       1.44%        1.75%          2.72%          2%
   2006                  9.76      0.60         5,345       1.46         1.75           2.75           5
   2005                 10.08      1.75         6,357       1.50         1.81           2.69           6
   2004                 10.28      2.67         7,448       1.50         1.77           2.68           1
   2003                 10.31      1.58         9,652       1.49         1.77           2.65           3

   CLASS C SHARES
   2007              $   9.66      2.52%    $     259       1.19%        1.50%          2.96%          2%
   2006                  9.75      0.93           540       1.22         1.50           3.00           5
   2005                 10.06      1.92           928       1.25         1.57           2.95           6
   2004 (1)             10.27      0.07           548       1.25*        1.53*          3.00*          1

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 *    ANNUALIZED.

** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

 +    PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

++    AMOUNT REPRESENTS LESS THAN $1,000.

(1)   COMMENCED OPERATIONS ON NOVEMBER 28, 2003.

(2)   COMMENCED OPERATIONS ON OCTOBER 18, 2002.

(3)   COMMENCED OPERATIONS ON NOVEMBER 2, 2004.

(4)   COMMENCED OPERATIONS ON NOVEMBER 29, 2004.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

126                                   1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                  INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                               -----------------------------               ----------------------
                       NET
                      ASSET                    NET REALIZED                                            TOTAL
                      VALUE,         NET      AND UNREALIZED      TOTAL       NET                      FROM
                    BEGINNING    INVESTMENT   GAIN (LOSS) ON      FROM     INVESTMENT     CAPITAL   DIVIDENDS AND  REDEMPTION
                    OF PERIOD      INCOME+      INVESTMENTS    OPERATIONS    INCOME        GAINS    DISTRIBUTIONS     FEES
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2007              $  10.92     $ 0.433        $ (0.033)       $ 0.400    $ (0.441)     $ (0.039)   $ (0.480)      $  --
   2006                 11.25       0.442          (0.231)         0.211      (0.451)       (0.090)     (0.541)         --
   2005                 11.52       0.459          (0.182)         0.277      (0.459)       (0.088)     (0.547)         --
   2004                 11.61       0.474          (0.106)         0.368      (0.457)       (0.001)     (0.458)         --
   2003 (2)             11.56       0.357           0.040          0.397      (0.347)           --      (0.347)         --

   CLASS A SHARES
   2007              $  10.92     $ 0.405        $ (0.042)       $ 0.363    $ (0.414)     $ (0.039)   $ (0.453)      $  --
   2006                 11.25       0.414          (0.230)         0.184      (0.424)       (0.090)     (0.514)         --
   2005                 11.52       0.431          (0.182)         0.249      (0.431)       (0.088)     (0.519)         --
   2004                 11.61       0.444          (0.104)         0.340      (0.429)       (0.001)     (0.430)         --
   2003 (2)             11.56       0.334           0.037          0.371      (0.321)           --      (0.321)         --

   CLASS C SHARES
   2007              $  11.12     $ 0.360        $ (0.045)       $ 0.315    $ (0.346)     $ (0.039)   $ (0.385)      $  --
   2006                 11.44       0.368          (0.230)         0.138      (0.368)       (0.090)     (0.458)         --
   2005                 11.54       0.381          (0.018)         0.363      (0.375)       (0.088)     (0.463)         --
   2004 (1)             11.78       0.343          (0.315)         0.028      (0.267)       (0.001)     (0.268)         --

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2007              $   9.76     $ 0.406        $  0.055        $ 0.461    $ (0.401)     $     --    $ (0.401)      $  --
   2006                  9.84       0.346          (0.085)         0.261      (0.341)           --      (0.341)         --
   2005 (3)             10.00       0.209          (0.176)         0.033      (0.193)           --      (0.193)         --

   CLASS A SHARES
   2007              $   9.76     $ 0.365        $  0.061        $ 0.426    $ (0.376)     $     --    $ (0.376)      $  --
   2006                  9.84       0.319          (0.082)         0.237      (0.317)           --      (0.317)         --
   2005 (3)             10.00       0.214          (0.198)         0.016      (0.176)           --      (0.176)         --

   CLASS C SHARES
   2007              $   9.84     $ 0.334        $  0.066        $ 0.400    $ (0.330)     $     --    $ (0.330)      $  --
   2006                  9.92       0.277          (0.084)         0.193      (0.273)           --      (0.273)         --
   2005 (4)              9.95       0.163          (0.093)         0.070      (0.100)           --      (0.100)         --

                                                                         RATIO
                                                                      OF EXPENSES
                                                                       TO AVERAGE     RATIO OF
                       NET                     NET                     NET ASSETS       NET
                      ASSET                  ASSETS,       RATIO       EXCLUDING     INVESTMENT
                      VALUE,                   END      OF EXPENSES   FEE WAIVERS      INCOME      PORTFOLIO
                       END         TOTAL    OF PERIOD    TO AVERAGE  AND REDUCTION   TO AVERAGE     TURNOVER
                    OF PERIOD    RETURN**     (000)      NET ASSETS   OF EXPENSES    NET ASSETS       RATE
------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------

   FIDUCIARY SHARES
   2007              $  10.84      3.72%    $  67,896       0.28%        1.01%          3.95%          4%
   2006                 10.92      1.94        75,401       0.28         1.00           4.00           7
   2005                 11.25      2.42        90,137       0.28         1.07           4.01          14
   2004                 11.52      3.18        97,721       0.28         1.02           4.04           2
   2003 (2)             11.61      3.42        72,718       0.28*        1.01*          3.85*          4

   CLASS A SHARES
   2007              $  10.83      3.37%    $   3,159       0.53%        1.25%          3.70%          4%
   2006                 10.92      1.69         2,923       0.53         1.25           3.74           7
   2005                 11.25      2.17         3,719       0.53         1.32           3.76          14
   2004                 11.52      2.93         4,698       0.53         1.27           3.79           2
   2003 (2)             11.61      3.20         2,674       0.53*        1.26*          3.59*          4

   CLASS C SHARES
   2007              $  11.05      2.86%    $       6       0.97%        1.55%          3.22%          4%
   2006                 11.12      1.24            25       1.00         1.51           3.27           7
   2005                 11.44      3.15            50       1.03         1.59           3.30          14
   2004 (1)             11.54      0.23            --++     0.67*        0.67*          4.30*          2

--------------------
SHORT TERM BOND FUND
--------------------

   FIDUCIARY SHARES
   2007              $   9.82      4.81%    $  54,638       0.65%        0.92%          4.13%         33%
   2006                  9.76      2.71        36,497       0.65         0.92           3.54          27
   2005 (3)              9.84      0.34        24,545       0.65*        1.11*          2.86*          9

   CLASS A SHARES
   2007              $   9.81      4.43%    $     153       0.91%        1.16%          3.72%         33%
   2006                  9.76      2.46         1,113       0.90         1.21           3.26          27
   2005 (3)              9.84      0.17         1,439       0.91*        1.39*          2.93*          9

   CLASS C SHARES
   2007              $   9.91      4.12%    $   1,608       1.36%        1.42%          3.37%         33%
   2006                  9.84      1.98         2,509       1.37         1.47           2.80          27
   2005 (4)              9.92      0.61            15       1.38*        1.57*          2.43*          9

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

                              WWW.HIGHMARKFUNDS.COM                          127

--------------------------------------------------------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)
[MOUNTAIN RANGE GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31

                                                                                 DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                  ---------------------------                --------------------
                         NET
                        ASSET                   NET REALIZED                                            TOTAL
                       VALUE,        NET       AND UNREALIZED      TOTAL         NET                    FROM
                      BEGINNING   INVESTMENT       GAIN ON         FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                      OF PERIOD    INCOME+       INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2007               $  1.00     $  0.031       $    --         $  0.031     $ (0.031)    $  --      $(0.031)        $  --
   2006                  1.00        0.025            --            0.025       (0.025)       --       (0.025)           --
   2005                  1.00        0.014            --            0.014       (0.014)       --       (0.014)           --
   2004                  1.00        0.006            --            0.006       (0.006)       --       (0.006)           --
   2003                  1.00        0.008            --            0.008       (0.008)       --       (0.008)           --

   CLASS A SHARES
   2007               $  1.00     $  0.028       $    --         $  0.028     $ (0.028)    $  --      $(0.028)        $  --
   2006                  1.00        0.023            --            0.023       (0.023)       --       (0.023)           --
   2005                  1.00        0.012            --            0.012       (0.012)       --       (0.012)           --
   2004                  1.00        0.003            --            0.003       (0.003)       --       (0.003)           --
   2003                  1.00        0.006            --            0.006       (0.006)       --       (0.006)           --

   CLASS S SHARES
   2007               $  1.00     $  0.026       $    --         $  0.026     $ (0.026)    $  --      $(0.026)        $  --
   2006                  1.00        0.020            --            0.020       (0.020)       --       (0.020)           --
   2005                  1.00        0.009            --            0.009       (0.009)       --       (0.009)           --
   2004                  1.00        0.001            --            0.001       (0.001)       --       (0.001)           --
   2003                  1.00        0.003            --            0.003       (0.003)       --       (0.003)           --

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2007               $    1.00   $    0.049     $    --         $  0.049     $ (0.049)    $  --      $(0.049)        $  --
   2006                    1.00        0.039          --            0.039       (0.039)       --       (0.039)           --
   2005                    1.00        0.019          --            0.019       (0.019)       --       (0.019)           --
   2004                    1.00        0.006          --            0.006       (0.006)       --       (0.006)           --
   2003                    1.00        0.010          --            0.010       (0.010)       --       (0.010)           --

   CLASS A SHARES
   2007               $    1.00   $    0.046     $    --         $  0.046     $ (0.046)    $  --      $(0.046)        $  --
   2006                    1.00        0.037          --            0.037       (0.037)       --       (0.037)           --
   2005                    1.00        0.017          --            0.017       (0.017)       --       (0.017)           --
   2004                    1.00        0.004          --            0.004       (0.004)       --       (0.004)           --
   2003                    1.00        0.007          --            0.007       (0.007)       --       (0.007)           --

   CLASS S SHARES
   2007               $    1.00   $    0.044     $    --         $  0.044     $ (0.044)    $  --      $(0.044)        $  --
   2006                    1.00        0.033       0.001            0.034       (0.034)       --       (0.034)           --
   2005                    1.00        0.014          --            0.014       (0.014)       --       (0.014)           --
   2004                    1.00        0.001          --            0.001       (0.001)       --       (0.001)           --
   2003                    1.00        0.004          --            0.004       (0.004)       --       (0.004)           --

                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE      RATIO OF
                         NET                      NET                      NET ASSETS         NET
                        ASSET                   ASSETS,       RATIO        EXCLUDING      INVESTMENT
                        VALUE,                    END      OF EXPENSES    FEE WAIVERS       INCOME
                         END       TOTAL       OF PERIOD   TO AVERAGE    AND REDUCTION    TO AVERAGE
                      OF PERIOD   RETURN**       (000)     NET ASSETS     OF EXPENSES     NET ASSETS
-----------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2007               $  1.00       3.13%     $  226,583       0.48%           0.79%         3.08%
   2006                  1.00       2.57         176,711       0.48            0.79          2.53
   2005                  1.00       1.46         188,716       0.45            0.82          1.44
   2004                  1.00       0.58         205,576       0.42            0.81          0.57
   2003                  1.00       0.81         253,367       0.42            0.79          0.80

   CLASS A SHARES
   2007               $  1.00       2.87%     $  329,718       0.72%           1.04%         2.83%
   2006                  1.00       2.32         278,442       0.73            1.03          2.30
   2005                  1.00       1.21         268,133       0.70            1.07          1.19
   2004                  1.00       0.33         274,403       0.67            1.06          0.32
   2003                  1.00       0.56         271,089       0.67            1.04          0.55

   CLASS S SHARES
   2007               $  1.00       2.61%     $   56,721       0.98%           1.09%         2.60%
   2006                  1.00       2.05          40,753       0.99            1.09          2.03
   2005                  1.00       0.90          37,543       1.00            1.12          0.92
   2004                  1.00       0.07          33,091       0.92            1.11          0.07
   2003                  1.00       0.29          43,870       0.94            1.09          0.29

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2007               $  1.00       4.98%     $1,764,559       0.52%           0.78%         4.87%
   2006                  1.00       4.02       1,923,511       0.52            0.79          3.93
   2005                  1.00       1.94       2,118,149       0.53            0.81          1.91
   2004                  1.00       0.64       2,039,495       0.52            0.81          0.63
   2003                  1.00       1.00       1,880,002       0.53            0.80          1.01

   CLASS A SHARES
   2007               $  1.00       4.72%     $  792,969       0.78%           1.03%         4.62%
   2006                  1.00       3.76         724,910       0.77            1.04          3.74
   2005                  1.00       1.69         556,443       0.78            1.06          1.67
   2004                  1.00       0.39         543,320       0.77            1.06          0.38
   2003                  1.00       0.75         634,443       0.78            1.05          0.76

   CLASS S SHARES
   2007               $  1.00       4.47%     $  372,409       1.03%           1.08%         4.37%
   2006                  1.00       3.49         464,413       1.05            1.10          3.29
   2005                  1.00       1.39         645,362       1.08            1.11          1.37
   2004                  1.00       0.09         750,722       1.07            1.11          0.08
   2003                  1.00       0.45         985,564       1.08            1.10          0.47

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 **   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

(1)   COMMENCED OPERATIONS ON DECEMBER 1, 2005.

        The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

128                                1.800.433.6884

--------------------------------------------------------------------------------

[MOUNTAIN RANGE GRAPHIC OMITTED]

                                                                                DIVIDENDS AND
                                     INVESTMENT ACTIVITIES                      DISTRIBUTIONS
                                  ---------------------------                --------------------
                         NET
                        ASSET                   NET REALIZED                                            TOTAL
                        VALUE,       NET       AND UNREALIZED      TOTAL         NET                    FROM
                      BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                      OF PERIOD    INCOME+       INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2007               $  1.00    $  0.048        $     --       $  0.048     $ (0.048)     $  --      $ (0.048)       $  --
   2006                  1.00       0.039              --          0.039       (0.039)        --        (0.039)          --
   2005                  1.00       0.018              --          0.018       (0.018)        --        (0.018)          --
   2004                  1.00       0.006              --          0.006       (0.006)        --        (0.006)          --
   2003                  1.00       0.009              --          0.009       (0.009)        --        (0.009)          --

   CLASS A SHARES
   2007               $  1.00    $  0.045        $     --       $  0.045     $ (0.045)     $  --      $ (0.045)       $  --
   2006                  1.00       0.036              --          0.036       (0.036)        --        (0.036)          --
   2005                  1.00       0.015           0.001          0.016       (0.016)        --        (0.016)          --
   2004                  1.00       0.003              --          0.003       (0.003)        --        (0.003)          --
   2003                  1.00       0.007              --          0.007       (0.007)        --        (0.007)          --

   CLASS B SHARES
   2007               $  1.00    $  0.038        $     --       $  0.038     $ (0.038)     $  --      $ (0.038)       $  --
   2006                  1.00       0.028           0.001          0.029       (0.029)        --        (0.029)          --
   2005                  1.00       0.008           0.001          0.009       (0.009)        --        (0.009)          --
   2004                  1.00       0.001              --          0.001       (0.001)        --        (0.001)          --
   2003                  1.00       0.001              --          0.001       (0.001)        --        (0.001)          --

   CLASS C SHARES
   2007               $  1.00    $  0.041        $     --       $  0.041     $ (0.041)     $  --      $ (0.041)       $  --
   2006 (1)              1.00       0.025          (0.001)         0.024       (0.024)        --        (0.024)          --

   CLASS S SHARES
   2007               $  1.00    $  0.043        $     --       $  0.043     $ (0.043)     $  --      $ (0.043)       $  --
   2006                  1.00       0.034          (0.001)         0.033       (0.033)        --        (0.033)          --
   2005                  1.00       0.014          (0.001)         0.013       (0.013)        --        (0.013)          --
   2004                  1.00       0.001              --          0.001       (0.001)        --        (0.001)          --
   2003                  1.00       0.004              --          0.004       (0.004)        --        (0.004)          --

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2007               $  1.00    $  0.045        $     --       $  0.045     $ (0.045)     $  --      $ (0.045)       $  --
   2006                  1.00       0.035              --          0.035       (0.035)        --        (0.035)          --
   2005                  1.00       0.016              --          0.016       (0.016)        --        (0.016)          --
   2004                  1.00       0.005              --          0.005       (0.005)        --        (0.005)          --
   2003                  1.00       0.009              --          0.009       (0.009)        --        (0.009)          --

   CLASS A SHARES
   2007               $  1.00    $  0.042        $     --       $  0.042     $ (0.042)     $  --      $ (0.042)       $  --
   2006                  1.00       0.032           0.001          0.033       (0.033)        --        (0.033)          --
   2005                  1.00       0.014              --          0.014       (0.014)        --        (0.014)          --
   2004                  1.00       0.002              --          0.002       (0.002)        --        (0.002)          --
   2003                  1.00       0.006              --          0.006       (0.006)        --        (0.006)          --

   CLASS S SHARES
   2007               $  1.00    $  0.040        $     --       $  0.040     $ (0.040)     $  --      $ (0.040)       $  --
   2006                  1.00       0.030              --          0.030       (0.030)        --        (0.030)          --
   2005                  1.00       0.011              --          0.011       (0.011)        --        (0.011)          --
   2004                  1.00       0.001              --          0.001       (0.001)        --        (0.001)          --
   2003                  1.00       0.004              --          0.004       (0.004)        --        (0.004)          --

                                                                            RATIO
                                                                          OF EXPENSES
                                                                          TO AVERAGE       RATIO OF
                         NET                      NET                     NET ASSETS         NET
                        ASSET                   ASSETS,       RATIO        EXCLUDING      INVESTMENT
                        VALUE,                    END      OF EXPENSES    FEE WAIVERS       INCOME
                         END       TOTAL       OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE
                      OF PERIOD   RETURN**       (000)      NET ASSETS    OF EXPENSES     NET ASSETS
-----------------------------------------------------------------------------------------------------
---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------

   FIDUCIARY SHARES
   2007               $  1.00       4.90%      $ 456,802       0.53%          0.79%          4.80%
   2006                  1.00       3.93         506,572       0.53           0.79           3.88
   2005                  1.00       1.86         437,804       0.53           0.82           1.83
   2004                  1.00       0.57         386,661       0.53           0.82           0.57
   2003                  1.00       0.92         570,998       0.53           0.80           0.91

   CLASS A SHARES
   2007               $  1.00       4.64%      $  33,560       0.78%          1.04%          4.55%
   2006                  1.00       3.67          32,754       0.78           1.04           3.61
   2005                  1.00       1.61          33,440       0.78           1.07           1.55
   2004                  1.00       0.32          42,134       0.78           1.07           0.32
   2003                  1.00       0.67          34,513       0.78           1.05           0.68

   CLASS B SHARES
   2007               $  1.00       3.91%      $     432       1.48%          1.54%          3.85%
   2006                  1.00       2.93             780       1.50           1.54           2.83
   2005                  1.00       0.87           1,178       1.51           1.57           0.79
   2004                  1.00       0.05           1,684       1.05           1.57           0.05
   2003                  1.00       0.12           2,255       1.32           1.55           0.11

   CLASS C SHARES
   2007               $  1.00       4.16%      $      29       1.23%          1.29%          4.09%
   2006 (1)              1.00       2.40              61       1.23*          1.29*          3.80*

   CLASS S SHARES
   2007               $  1.00       4.38%      $ 128,681       1.03%          1.09%          4.30%
   2006                  1.00       3.40          93,026       1.04           1.09           3.41
   2005                  1.00       1.31          58,602       1.08           1.12           1.38
   2004                  1.00       0.06          32,923       1.04           1.12           0.06
   2003                  1.00       0.38          61,240       1.07           1.10           0.42

------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------

   FIDUCIARY SHARES
   2007               $  1.00       4.56%      $ 334,211       0.53%          0.78%          4.47%
   2006                  1.00       3.58         391,906       0.52           0.78           3.54
   2005                  1.00       1.65         406,281       0.53           0.82           1.60
   2004                  1.00       0.50         415,385       0.52           0.81           0.47
   2003                  1.00       0.89         528,462       0.53           0.80           0.88

   CLASS A SHARES
   2007               $  1.00       4.30%      $ 151,880       0.78%          1.03%          4.22%
   2006                  1.00       3.32         177,512       0.78           1.04           3.20
   2005                  1.00       1.40         201,034       0.78           1.07           1.39
   2004                  1.00       0.25         164,225       0.77           1.06           0.22
   2003                  1.00       0.64         186,891       0.78           1.05           0.65

   CLASS S SHARES
   2007               $  1.00       4.04%      $ 228,905       1.03%          1.08%          3.97%
   2006                  1.00       3.04         231,826       1.04           1.09           3.01
   2005                  1.00       1.09         259,991       1.08           1.12           1.09
   2004                  1.00       0.08         265,195       0.94           1.11           0.05
   2003                  1.00       0.36         383,537       1.06           1.10           0.40

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS
JULY 31, 2007

1. ORGANIZATION

HighMark(R) Funds ("HighMark") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-two funds:
Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund and Short Term Bond Fund (collectively the "Non-Money Market Funds"), Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund and Income Plus Allocation Fund (collectively the "Asset Allocation Funds"), California Tax-Free Money Market Fund, Diversified Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively the "Money Market Funds") the Non-Money Market Funds, the Asset Allocation Funds and the Money Market Funds are collectively the "Funds" and each is a "Fund". Pursuant to HighMark's multiple class plan, the Funds may offer up to six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class S Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

On January 31, 2004, the Class B Shares of the Funds were closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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For securities held by the International Opportunities Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank of California, N.A. (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Sub-Administrator") monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from markets may not reflect the market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator and approved by the Board, the Sub-Administrator notifies the Adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Opportunities Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily using the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. As of July 31, 2007, the International Opportunities Fund did not have any forward foreign currency contracts outstanding.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007

the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser, are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs (see Note 8).

FUTURES CONTRACTS - The Core Equity Fund and the Small Cap Advantage Fund utilized futures contracts during the year ended July 31, 2007. The Funds' investments in futures contracts are designed to enable the Funds' to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations and the Fund may maintain, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds the shareholders also bear indirectly a proportionate share of the underlying funds' expenses. Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the equity funds may declare and pay dividends from net investment income periodically, each of the fixed income funds may declare dividends from net investment income daily and pay monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board who are not officers or employees of Union Bank of California N.A. (the "Bank") or any subsidiary of the Bank (the "Trustees") are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return

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as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------
                                                  FIDUCIARY CLASS
                                       -----------------------------------------
Cognitive Value                        2% redemption and    30 days or less
                                       exchange fees        after purchase
International Opportunities            2% redemption and    30 days or less
                                       exchange fees        after purchase
Small Cap Advantage                    2% redemption and    30 days or less
                                       exchange fees        after purchase
Small Cap Value                        2% redemption and    30 days or less
                                       exchange fees        after purchase

                                                     CLASS A
                                       -----------------------------------------
Cognitive Value                        2% redemption and    30 days or less
                                       exchange fees        after purchase
International Opportunities            2% redemption and    30 days or less
                                       exchange fees        after purchase
Small Cap Advantage                    2% redemption and    30 days or less
                                       exchange fees        after purchase
Small Cap Value                        2% redemption and    30 days or less
                                       exchange fees        after purchase

                                                     CLASS M
                                       -----------------------------------------
Cognitive Value                        2% redemption and    30 days or less
                                       exchange fees        after purchase
International Opportunities            2% redemption and    30 days or less
                                       exchange fees        after purchase

EFFECTIVE DECEMBER 13, 2004 THROUGH OCTOBER 15, 2006
--------------------------------------------------------------------------------
                                                      CLASS A
                                       -----------------------------------------
Non-Money Market Funds
excluding the International            2% redemption and    5 days or less
Opportunities Fund*                    exchange fees        after purchase
International Opportunities Fund**^    2% redemption and    30 days or less
                                       exchange fees        after purchase

                                                     CLASS M
                                       -----------------------------------------
Cognitive Value^                       2% redemption and    5 days or less
                                       exchange fees        after purchase
Enhanced Growth^                       2% redemption and    5 days or less
                                       exchange fees        after purchase
International Opportunities Fund**^    2% redemption and    30 days or less
                                       exchange fees        after purchase

* Prior to December 13, 2004, the Large Cap Growth Fund imposed a 2% redemption fee on the value of Class A Shares redeemed 30 days or less after their purchase.

** Prior to April 3, 2006, the International Opportunities Fund imposed a 2% redemption fee and a 2% exchange fee on shares redeemed or exchanged within 31 days after purchase.

^     Effective April 3, 2006 through October 15, 2006.

For the year ended July 31, 2007, Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Capital Growth Allocation Fund and Growth & Income Allocation Fund received redemption fees of $40, $2,695, $248, $2, $8,757, $107 and $40, respectively. A
Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced ...................................   0.60%
Cognitive Value ............................   0.75% on the first $500 million
                                               0.70% on assets over $500 million
Core Equity ................................   0.60%
Enhanced Growth ............................   0.75% on the first $500 million
                                               0.70% on the next $500 million
                                               0.65% on assets over $1 billion
International Opportunities ................   0.95% on the first $250 million
                                               0.90% on the next $250 million
                                               0.85% on the next $500 million
                                               0.80% on assets over $1 billion
Large Cap Growth ...........................   0.60%
Large Cap Value ............................   0.60%
Small Cap Advantage ........................   0.95%
Small Cap Value ............................   1.00%
Value Momentum .............................   0.60%
Capital Growth Allocation ..................   0.20%
Diversified Equity Allocation ..............   0.20%
Growth & Income Allocation .................   0.20%
Income Plus Allocation .....................   0.20%
Bond .......................................   0.50%
California Intermediate Tax-Free Bond ......   0.50%
National Intermediate Tax-Free Bond ........   0.50%
Short Term Bond ............................   0.40%
California Tax-Free Money Market ...........   0.30%
Diversified Money Market ...................   0.30%
U.S. Government Money Market ...............   0.30%
100% U.S. Treasury Money Market ............   0.30%

The Adviser has contractually agreed to reduce its fees throughout the year ended July 31, 2007 and for the period ending November 30, 2007 (except for Class M Shares, for which it has agreed to reduce its fees for the period beginning April 3, 2006 and ending on April 2, 2008), and to the extent necessary, to reimburse the Funds, in order to limit the Funds from exceeding certain expense limitations as follows:

                               FIDUCIARY    CLASS A    CLASS B    CLASS C    CLASS M    CLASS S
                                 SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                              -----------  ---------- ---------  ---------  ---------  ---------
Balanced ...................      0.97%       1.22%       n/a        n/a        n/a       n/a
Cognitive Value ............      1.23        1.48        n/a        n/a       1.09%      n/a
Core Equity ................      0.95        1.20        n/a        n/a        n/a       n/a
Enhanced Growth ............      1.15        1.40        n/a        n/a       1.00       n/a
International
  Opportunities ............      1.53        1.57+       n/a        n/a       1.45       n/a
Large Cap Growth ...........      0.97        1.22        n/a        n/a        n/a       n/a
Large Cap Value ............      0.95        1.20        n/a        n/a        n/a       n/a

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007

                               FIDUCIARY    CLASS A    CLASS B    CLASS C    CLASS M    CLASS S
                                 SHARES      SHARES     SHARES     SHARES     SHARES     SHARES
                              -----------  ---------- ---------  ---------  ---------  ---------
Small Cap Advantage .....         1.32%       1.57%       n/a        n/a       n/a        n/a
Small Cap Value .........         1.37        1.62        n/a        n/a       n/a        n/a
Value Momentum ..........         0.97        1.22        n/a        n/a       n/a        n/a
Capital Growth
  Allocation ............         1.35        1.60*       n/a       2.30%      n/a        n/a
Diversified Equity
  Allocation ............         1.40        1.65*       n/a       2.35       n/a        n/a
Growth & Income
  Allocation ............         1.25        1.50*       n/a       2.20       n/a        n/a
Income Plus Allocation ..         1.20        1.45*       n/a       2.15       n/a        n/a
Bond ....................         0.77        1.02        n/a        n/a       n/a        n/a
California Intermediate
  Tax-Free Bond .........         0.52        0.77       1.47%      1.22       n/a        n/a
National Intermediate
  Tax-Free Bond .........         0.30        0.55        n/a       1.00       n/a        n/a
Short Term Bond .........         0.68        0.93        n/a        n/a       n/a        n/a
California Tax-Free
  Money Market ..........         0.55        0.80        n/a        n/a       n/a        n/a
Diversified Money
  Market ................         0.55        0.80        n/a        n/a       n/a        n/a
U.S. Government
  Money Market ..........         0.55        0.80        n/a        n/a       n/a        n/a
100% U.S. Treasury
  Money Market ..........         0.55        0.80        n/a        n/a       n/a        n/a

n/a -- Class is not subject to an expense limitation.

* Prior to November 7, 2006, the expense limitation for Class A Shares of the Asset Allocation Funds was 1.23%

+     Prior to November 7, 2006, the expense limitation was 1.78%

Each Fund's total actual annual operating expense rate for the year ended July 31, 2007, was less than the amount shown for such Fund above due to additional waivers/ reimbursements by the Administrator described below.

Effective April 3, 2006, the Adviser and Bailard, Inc. ("Bailard") entered into an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.350% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Bailard is entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.450% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.400% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee.

Effective December 29, 2006, HighMark Capital Management became sole investment adviser to the Large Cap Growth Fund. Prior to December 29, 2006, the Adviser and Waddell & Reed Investment Management Company ("Waddell & Reed") were parties to an investment sub-advisory agreement relating to the Large Cap Growth Fund. Waddell & Reed was entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Growth Fund. Waddell & Reed's fee was paid from the Adviser's fee.

Effective March 31, 2003, the Adviser and Aronson+Johnson +Ortiz, LP ("AJO") entered into an investment sub-advisory agreement relating to the Large Cap Value Fund. AJO is entitled to receive a fee at the annual rate of 0.30% of the daily net assets of the Large Cap Value Fund. AJO's fee is paid from the Adviser's fee.

Effective October 1, 2001, the Adviser and LSV Asset Management ("LSV") entered into an investment sub-advisory agreement relating to the Small Cap Value Fund. LSV is entitled to receive a fee at the annual rate of 0.65% of the daily net assets on the first $50 million, 0.55% of the daily net assets on the next $50 million and 0.50% on the daily net assets over $100 million of the Small Cap Value Fund. LSV's fee is paid from the Adviser's fee.

Effective December 1, 2005, the Administrator and HighMark are parties to an Administrative Services Agreement dated December 1, 2005 (the "Agreement") under which the Administrator provides the Funds with management and administrative services for an annual fee of 0.15% of the first $10 billion of the daily net assets of the Funds allocated to each Fund based on its respective net assets and 0.145% of such daily net assets in excess of $10 billion, possibly subject to certain minimum fees. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. For the year ended July 31, 2007, the Administrator voluntarily waived such portion of its administrative fee for all the Funds to reduce the annualized total expense ratio of each Fund by 0.025%.

Effective December 1, 2005, pursuant to a separate agreement with the Administrator, the Sub-Administrator performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.04% of the first $10 billion of the daily net assets of the Funds and 0.035% of such assets in excess of $10 billion. For the year ended July 31, 2007, the Sub-Administrator earned sub-administration fees in the amount of $3,194,019.

Effective December 1, 2005, the Administrator has agreed to absorb certain transfer agency related and legal expenses on behalf of the Funds. The Sub-Administrator has agreed to absorb these expenses on behalf of the Administrator. These expenses are reflected on the statements of operations as "Reduction of Expenses." This agreement does not apply to any new Funds or classes of shares which commenced operations subsequent to December 1, 2005.
All transfer agency related expenses are allocated pro rata amongst all of the Funds based on their respective net assets. Any transfer agency related expenses in excess of the agreed upon amount are

--------------------------------------------------------------------------------

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allocated pro rata amongst all of the Funds existing on December 1, 2005, based on their respective net assets.

Certain officers of HighMark are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The independent Trustees receive quarterly retainer fees and fees and expenses for each meeting of the Board attended which is paid by the Funds.

State Street Bank and Trust Company ("State Street") serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. State Street has sub-contracted such services to its affiliate, Boston Financial Data Services.

SEI Investments Distribution Co. (the "Distributor") and HighMark are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the U.S. Government Money Market Fund) and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. For the year ended July 31, 2007, the Distributor waived no distribution fees.

HighMark has also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., or its affiliates, that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A, or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for all Funds for the year ended July 31, 2007. For the year ended July 31, 2007, Union Bank of California, N.A. or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $4,560,000.

The following fees are payable as of July 31, 2007:

                               INVESTMENT   ADMINIS-  SHAREHOLDER
                                ADVISER     TRATIVE    SERVICING     CUSTODIAN
                                 (000)       (000)       (000)         (000)
                               ----------   --------  -----------    ---------
Balanced ...................     $  20        $  5       $   6        $ --
Cognitive Value ............        74          12          --           1
Core Equity ................        70          16          14           1
Enhanced Growth ............        90          15          --           1
International
      Opportunities ........       274          38           5          64
Large Cap Growth ...........        65          15          15           1
Large Cap Value ............       174          42          48           3
Small Cap Advantage ........        23           6           2          --
Small Cap Value ............       245          32          35           2
Value Momentum .............       254          54          62           4
Capital Growth
      Allocation ...........        --           9           2           1
Diversified Equity
      Allocation ...........        --           6          --          --
Growth & Income
      Allocation ...........        --           8           2           1
Income Plus Allocation .....        --           1          --          --
Bond .......................       151          41          23           3
California Intermediate
      Tax-Free Bond ........        23          13           6           1
National Intermediate
      Tax-Free Bond ........        --           8           3           1
Short Term Bond ............        15           6           1          --
California Tax-Free
      Money Market .........       103          67          24           6
Diversified Money
      Market ...............       635         307         107          25
U.S. Government
      Money Market .........       134          64          21           5
100% U.S. Treasury
      Money Market .........       165          80          22           6

                                            CHIEF
                                          COMPLIANCE      DEFERRED
                               TRUSTEES    OFFICER      COMPENSATION
                                 (000)      (000)          (000)
                               --------   ----------    ------------
Balanced ...................     $ --       $ --            $  1
Cognitive Value ............       --         --               3
Core Equity ................       --          1               4
Enhanced Growth ............       --          1               4
International
      Opportunities ........       --          1              11
Large Cap Growth ...........       --          1               4
Large Cap Value ............       --          2              12
Small Cap Advantage ........       --         --               1
Small Cap Value ............       --          1               9
Value Momentum .............        1          2              15
Capital Growth
      Allocation ...........       --         --               2
Diversified Equity
      Allocation ...........       --         --              --
Growth & Income
      Allocation ...........       --         --               2
Income Plus Allocation .....       --         --              --
Bond .......................       --          1              12
California Intermediate
      Tax-Free Bond ........       --         --               4
National Intermediate
      Tax-Free Bond ........       --         --               2
Short Term Bond ............       --         --               2
California Tax-Free
      Money Market .........        1          2              19
Diversified Money
      Market ...............        3         11              86
U.S. Government
      Money Market .........        1          2              18
100% U.S. Treasury
      Money Market .........        1          3              22

Amounts designated as "-" are either $0 or have been rounded to $0.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                       CLASS A
                                                                       SHARES*
                                                                     ----------
Balanced .........................................................      5.50%
Cognitive Value ..................................................      5.50
Core Equity ......................................................      5.50
Enhanced Growth ..................................................      5.50
International Opportunities ......................................      5.50
Large Cap Growth .................................................      5.50
Large Cap Value ..................................................      5.50
Small Cap Advantage ..............................................      5.50
Small Cap Value ..................................................      5.50
Value Momentum ...................................................      5.50
Capital Growth Allocation ........................................      5.50
Diversified Equity Allocation ....................................      5.50
Growth & Income Allocation .......................................      5.50
Income Plus Allocation ...........................................      4.50
Bond .............................................................      2.25
California Intermediate Tax-Free Bond ............................      2.25
National Intermediate Tax-Free Bond ..............................      2.25
Short Term Bond ..................................................      2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

         YEARS SINCE                  CONTINGENT DEFERRED
        PURCHASE MADE                    SALES CHARGE
        -------------------------------------------------
           First ...................          5%
           Second ..................          4%
           Third ...................          3%
           Fourth ..................          3%
           Fifth ...................          2%
           Sixth ...................          1%
           Seventh and Following ...          None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.01% of each Fund's daily net assets except for the International Opportunities Fund which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Non-Money Market Funds, excluding short-term investments and U.S. government securities, for the year or period ended July 31, 2007 are as follows:

                                                       INVESTMENT SECURITIES
                                                      -----------------------
                                                      PURCHASES     SALES
                                                        (000)       (000)
                                                      ---------   -----------
Balanced ..........................................   $   7,926   $   17,465
Cognitive Value ...................................     114,787      109,272
Core Equity .......................................     111,986      105,761
Enhanced Growth ...................................      51,545       65,745
International Opportunities .......................     155,233       90,371
Large Cap Growth ..................................     114,004      124,438
Large Cap Value ...................................     330,312      298,155
Small Cap Advantage ...............................      34,742        6,304
Small Cap Value ...................................     129,938      131,904
Value Momentum ....................................      92,025      148,818
Capital Growth Allocation .........................      38,817       10,468
Diversified Equity Allocation .....................       7,470          429
Growth & Income Allocation ........................      31,421        7,357
Income Plus Allocation ............................       4,064          901
Bond ..............................................      25,792       63,402
California Intermediate Tax-Free Bond .............       2,305       17,201
National Intermediate Tax-Free Bond ...............       2,701        9,288
Short Term Bond ...................................      16,097        6,533

The purchases and sales (including maturities) of U.S. government securities by the Non-Money Market Funds for the year ended July 31, 2007 are as follows:

                                                      U.S. GOVERNMENT SECURITIES
                                                      --------------------------
                                                       PURCHASES        SALES
                                                        (000)           (000)
                                                      -----------      ---------
Balanced ..........................................   $   2,279        $ 1,793
Bond ..............................................      37,200         46,791
Short Term Bond....................................      12,737          8,479

Investments made by the Asset Allocation Funds in other Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(3) of the 1940 Act. A summary of the investment and income activity in each Affiliated Registered Investment Company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                            CAPITAL GROWTH ALLOCATION
--------------------------------------------------------------------------------

                                                                        INCOME
                                                         REALIZED        FROM
                                                           GAINS      AFFILIATED
AFFILIATED REGISTERED      CONTRIBUTIONS   WITHDRAWALS   (LOSSES)    INVESTMENTS
INVESTMENT COMPANY             (000)          (000)        (000)        (000)
------------------------   -------------   -----------   --------   ------------
Bond ...................      $     806     $     390     $   (9)        $   44
Cognitive Value ........          1,705         1,663        248             11
Core Equity ............          6,477           247         52            154
Diversified Money
   Market ..............          6,947         7,763         --             14
International
   Opportunities .......          4,001            --        926            157
Large Cap Growth .......          4,616            --       (185)             8
Large Cap Value ........          1,860         1,086        252             76
Short Term Bond ........          3,218           764         (2)           201
Small Cap Advantage ....          6,200            --         --             --
Small Cap Growth+ ......            600         2,667         --            131
Small Cap Value ........          2,252         3,105        447             40
Value Momentum .........          5,373           546      1,019            153
                              ---------     ---------   --------         -------
      TOTAL:                  $  44,055     $  18,231   $  2,748         $  989
                              =========     =========   ========         =======

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                          DIVERSIFIED EQUITY ALLOCATION
--------------------------------------------------------------------------------

                                                                       INCOME
                                                          REALIZED      FROM
                                                            GAINS    AFFILIATED
AFFILIATED REGISTERED      CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
INVESTMENT COMPANY             (000)          (000)         (000)       (000)
---------------------      -------------   -----------    --------   -----------
Cognitive Value ........      $   245        $   118         $  1        $  7
Core Equity ............        2,029              7           --           2
Diversified Money
   Market ..............        1,020          1,020           --          --
International
   Opportunities .......        1,338             --           19           3
Large Cap Growth .......          760             --           --          --
Large Cap Value ........          408             30            2           2
Small Cap Advantage ....          620             --           --          --
Small Cap Growth+ ......           --             --           --          --
Small Cap Value ........          446            248            5           1
Value Momentum .........        1,455             26           21           7
                              -------        -------         ----        ----
             TOTAL:           $ 8,321        $ 1,449         $ 48        $ 22
                              =======        =======         ====        ====

                           GROWTH & INCOME ALLOCATION
--------------------------------------------------------------------------------

                                                                       INCOME
                                                          REALIZED      FROM
                                                            GAINS    AFFILIATED
AFFILIATED REGISTERED      CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
INVESTMENT COMPANY             (000)          (000)         (000)       (000)
---------------------      -------------   -----------    --------   -----------
Bond ...................      $ 3,878        $   668       $    4      $  327
Cognitive Value ........        1,615          1,146          184           7
Core Equity ............        3,623             --           --         100
Diversified Money
   Market ..............        7,678          9,603           --          25
International
   Opportunities .......        2,658             --          656         112
Large Cap Growth .......        3,026             --           --           6
Large Cap Value ........        1,109            639          152          56
Short Term Bond ........        5,105            613           (5)        391
Small Cap Advantage ....        4,450             --           --          --
Small Cap Growth+ ......          372          2,006         (136)         98
Small Cap Value ........        1,389          2,135          321          30
Value Momentum .........        2,969            150          672         100
                              -------        -------       ------      ------
             TOTAL:           $37,872        $16,960       $1,848      $1,252
                              =======        =======       ======      ======

                             INCOME PLUS ALLOCATION
--------------------------------------------------------------------------------

                                                                       INCOME
                                                          REALIZED      FROM
                                                            GAINS     AFFILIATED
AFFILIATED REGISTERED      CONTRIBUTIONS   WITHDRAWALS    (LOSSES)   INVESTMENTS
INVESTMENT COMPANY             (000)          (000)         (000)       (000)
---------------------      -------------   -----------    --------   -----------
Bond ...................      $ 1,001        $   125        $  --        $  91
Cognitive Value ........          126            115           17           --
Core Equity ............          326             20            5            8
Diversified Money
   Market ..............        1,550          1,849           --            4
International
   Opportunities .......           94             20           31            5
Large Cap Growth .......          265             --           --            1
Large Cap Value ........           66             47            9            4
Short Term Bond ........        1,348            189           --          106
Small Cap Advantage ....          310             --           --           --
Small Cap Growth+ ......           16            140          (11)          --
Small Cap Value ........          163            220           29            3
Value Momentum .........          265             25           59            9
                              -------         ------        -----        -----
             TOTAL:           $ 5,530         $2,750        $ 139        $ 231
                              =======         ======        =====        =====

+     HighMark Small Cap Growth closed on March 6, 2007.

Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains or undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Permanent differences primarily attributable to net operating losses, distribution reclasses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies and the classification of gains and losses on foreign currency for tax purposes. The following permanent differences have been reclassified to/from the following accounts:

                                UNDISTRIBUTED    UNDISTRIBUTED
                               NET INVESTMENT    NET REALIZED        PAID-IN
                                   INCOME            GAIN            CAPITAL
                                    (000)            (000)            (000)
                               --------------   ---------------   ------------
Balanced ...................        $ 13           $ (13)            $  --
Cognitive Value ............          96             (96)               --
Enhanced Growth ............         489              --              (489)
International
   Opportunities ...........         121            (121)               --
Small Cap Advantage ........          11             (11)               --
Small Cap Value ............         187            (187)               --
Capital Growth
   Allocation ..............         411            (411)               --
Diversified Equity
   Allocation ..............          12             (12)               --
Growth & Income
   Allocation ..............         280            (280)               --
Income Plus
   Allocation ..............          16             (16)               --
Bond .......................         (67)             67                --
Short Term Bond ............           9              (9)               --

Amounts designated as "--" are $0.

These reclassifications have no effect on net assets or net asset value per share of the Funds.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2007 and July 31, 2006 (unless otherwise indicated) were as follows:

                         TAX-EXEMPT     ORDINARY      LONG-TERM
                           INCOME        INCOME     CAPITAL GAIN        TOTAL
                           (000)          (000)         (000)           (000)
                         ----------     --------    -------------     --------
Balanced
   2007 ..............   $    --        $   893       $ 1,354         $ 2,247
   2006 ..............        --          1,015             8           1,023
Cognitive Value
   2007 ..............        --          3,758         8,036          11,794
   2006 (1) ..........        --          3,573         7,694          11,267
   2005 (2) ..........        --            159         7,505           7,664
Core Equity
   2007 ..............        --          1,359            --           1,359
   2006 ..............        --          1,144            --           1,144
Enhanced Growth
   2007 ..............        --             --            --              --
   2006 (1) ..........        --             --            --              --
   2005 (2) ..........        --          1,056            --           1,056
International
Opportunities
   2007 ..............        --         10,942        16,125          27,067
   2006 (1) ..........        --          3,254         4,193           7,447
   2005 (2) ..........        --          1,567            --           1,567
Large Cap Growth
   2007 ..............        --            130            --             130
   2006 ..............        --            264            --             264
Large Cap Value
   2007 ..............        --          4,469            --           4,469
   2006 ..............        --          2,842            --           2,842
Small Cap Advantage
   2007 (3) ..........        --             --            --              --
Small Cap Value
   2007 ..............        --          5,557        30,728          36,285
   2006 ..............        --            853        17,212          18,065
Value Momentum
   2007 ..............        --          6,895        47,715          54,610
   2006 ..............        --          7,765        47,899          55,664
Capital Growth
   Allocation
   2007 ..............        --            901           839           1,740
   2006 ..............        --             66            90             156
Diversified Equity
   Allocation
   2007 (4) ..........        --              9             4              13
Growth & Income
   Allocation
   2007 ..............        --          1,179           645           1,824
   2006 ..............        --            226            49             275
Income Plus
   Allocation
   2007 ..............        --            203            85             288
   2006 ..............        --             81             2              83
Bond
   2007 ..............        --         18,996            --          18,996
   2006 ..............        --         21,905            --          21,905
California
   Intermediate
   Tax-Free Bond
   2007 ..............     4,686             17           483           5,186
   2006 ..............     5,452              9         1,538           6,999

                         TAX-EXEMPT     ORDINARY     LONG-TERM
                           INCOME        INCOME     CAPITAL GAIN        TOTAL
                            (000)        (000)         (000)            (000)
                         ----------     --------    ------------      --------
National
   Intermediate
   Tax-Free Bond
   2007 ..............    $ 2,999       $      9      $   274         $  3,282
   2006 ..............      3,449             21          687            4,157
Short Term Bond
   2007 ..............         --          1,952           --            1,952
   2006 ..............         --          1,169           --            1,169
California Tax-Free
   Money Market
   2007 ..............     16,563             89           --           16,652
   2006 ..............     11,661            123           --           11,784
Diversified Money
   Market
   2007 ..............         --        136,702           --          136,702
   2006 ..............         --        122,374           --          122,374
U.S. Government
   Money Market
   2007 ..............         --         26,999           --           26,999
   2006 ..............         --         20,220           --           20,220
100% U.S. Treasury
   Money Market
   2007 ..............         --         31,862           --           31,862
   2006 ..............         --         28,842           --           28,842

(1) For the ten month period ended July 31, 2006. On April 3, 2006, HighMark Funds acquired the assets and assumed the identified liabilities of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Bailard Funds") (see Note 9 in notes to financial statements). The fiscal year end of the Bailard Funds, the predecessor funds to HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund, was September
      30. The fiscal year end of the successor HighMark Funds is July 31.

(2)   For the year ended September 30.

(3)   Commenced operations on March 1, 2007.

(4)   Commenced operations on November 15, 2006.

Amounts designated as "--" are either $0 or have been rounded to $0.

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As of July 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                         TOTAL
                                                                                                                     DISTRIBUTABLE
                     UNDISTRIBUTED  UNDISTRIBUTED UNDISTRIBUTED    CAPITAL        POST-     UNREALIZED      OTHER       EARNINGS
                       ORDINARY      TAX-EXEMPT     LONG-TERM       LOSS         OCTOBER   APPRECIATION   TEMPORARY   (ACCUMULATED
                        INCOME         INCOME     CAPITAL GAIN  CARRYFORWARD      LOSSES  (DEPRECIATION) DIFFERENCES    LOSSES)
                         (000)          (000)         (000)         (000)         (000)        (000)         (000)        (000)
                     -------------  ------------- ------------- ------------   ---------- -------------- ----------- -------------
Balanced .........     $     --        $   --        $ 2,763    $       --       $  --      $  4,822        $    --    $   7,585
Cognitive Value ..        5,682            --          5,719            --          --         8,457             --       19,858
Core Equity ......           27            --          4,583            --          --         6,111             --       10,721
Enhanced Growth ..           --            --             --        (6,425)         --        30,969             --       24,544
International
  Opportunities ..        6,177            --         11,973            --         (39)      101,626             (6)     119,731
Large Cap Growth            325            --             --      (128,051)         --        10,021             --     (117,705)
Large Cap Value ..          112            --         19,838            --          --        31,223             --       51,173
Small Cap
  Advantage ......          258            --             --            --          --        (2,261)            --       (2,003)
Small Cap Value ..        5,048            --         20,036            --          --        16,921             --       42,005
Value Momentum ...        2,109            --         54,625            --          --       135,540             --      192,274
Capital Growth
  Allocation .....           --            --          2,337            --          --         4,816             --        7,153
Diversified
  Equity
  Allocation .....           --            --             42            --          --            24             --           66
Growth & Income
  Allocation .....           44            --          1,558            --          --         3,553             --        5,155
Income Plus
  Allocation .....           15            --            122            --          --           225             --          362
Bond .............          346            --             --        (7,862)         --           321             --       (7,195)
California
  Intermediate
  Tax-Free Bond ..           --            87            111            --          --           993             --        1,191
National
  Intermediate
  Tax-Free Bond ..           --            55             33            --          --           534             --          622
Short Term Bond ..           45            --             --           (99)        (39)         (238)            --         (331)
California
  Tax-Free Money
  Market Fund ....           --         1,613             --            --          --            --         (1,613)          --
Diversified Money
  Market .........       11,611            --             --            (6)         --            --        (11,611)          (6)
U.S. Government
  Money Market ...        2,388            --             --           (36)         --            --         (2,388)         (36)
100% U.S.
  Treasury
  Money Market ...        2,598            --             --          (167)         (1)           --         (2,597)        (167)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through July 31, 2007, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards represent net realized losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. At July 31, 2007, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                         EXPIRING JULY 31,
                                     -----------------------------------------------------------------------------------------
                                      2008     2009     2010       2011      2012        2013       2014     2015     TOTAL
                                      (000)    (000)    (000)      (000)     (000)       (000)     (000)     (000)    (000)
                                     ------   ------   --------   -------   --------   --------   -------   -------  ---------
Enhanced Growth ..................    $--      $--     $    --    $    --   $5,663       $762       $--       $--    $  6,425
Large Cap Growth .................     --       --      89,027     39,024       --         --        --        --     128,051
Bond .............................     --       60          --      1,691    6,111         --        --        --       7,862
Short Term Bond ..................     --       --          --         --       --         --        36        63          99
Diversified Money Market .........     --        3          --          1       --          1         1        --           6
U.S. Government Money Market .....     --       --          19         15       --          1         1        --          36
100% U.S. Treasury Money Market ..     --       --          --        151       --         --        --        16         167

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, $0 OR HAVE BEEN ROUNDED TO $0.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007

During the year ended July 31, 2007, capital loss carry-forwards that were utilized to offset gains are as follows:

                                                                         (000)
                                                                       ---------
Core Equity ........................................................   $ 11,335
Enhanced Growth ....................................................      2,032
Large Cap Growth ...................................................     17,201
Large Cap Value ....................................................     15,841
Bond ...............................................................      2,311
California Tax-Free Money Market ...................................          1
Diversified Money Market ...........................................        127

At July 31, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                   FEDERAL TAX
                                       COST       APPRECIATION    DEPRECIATION       TOTAL
                                      (000)           (000)           (000)          (000)
                                  ------------    ------------    ------------     ---------
Balanced ......................   $   47,238       $   5,771       $    (949)      $   4,822
Cognitive Value ...............      129,070          16,393          (7,936)          8,457
Core Equity ...................      144,667          13,364          (7,253)          6,111
Enhanced Growth ...............      124,183          35,543          (4,574)         30,969
International
   Opportunities ..............      284,003         105,700          (4,087)        101,613
Large Cap Growth ..............      132,242          13,878          (3,857)         10,021
Large Cap Value ...............      383,846          45,891         (14,668)         31,223
Small Cap Advantage ...........       37,579           1,079          (3,340)         (2,261)
Small Cap Value ...............      339,256          38,655         (21,734)         16,921
Value Momentum ................      390,973         148,063         (12,523)        135,540
Capital Growth
   Allocation .................       75,208           5,747            (931)          4,816
Diversified Equity
   Allocation .................        7,039             166            (142)             24
Growth & Income
   Allocation .................       67,106           4,265            (712)          3,553
Income Plus
   Allocation .................        9,116             324             (99)            225
Bond ..........................      442,426           6,806          (6,485)            321
California Intermediate
   Tax-Free Bond ..............      119,333           1,675            (682)            993
National Intermediate
   Tax-Free Bond ..............       70,152             881            (347)            534
Short Term Bond ...............       58,651             101            (339)           (238)
California Tax-Free
   Money Market ...............      601,486              --              --              --
Diversified Money
   Market .....................    2,932,410              --              --              --
U.S. Government
   Money Market ...............      621,009              --              --              --
100% U.S. Treasury
   Money Market ...............      716,042              --              --              --

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the year ended July 31, 2007, these fees totaled $223,574. Such fees and rebates reduce the overall income the Funds earned on securities purchased with cash collateral, which is reflected net as a reduction to interest income in the statements of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan and collateral at July 31, 2007, and the income generated from the program during the year ended July 31, 2007, with respect to such loans are as follows:

                                   MARKET VALUE     MARKET     INCOME RECEIVED
                                  OF SECURITIES    VALUE OF    FROM SECURITIES
                                      LOANED      COLLATERAL       LENDING
                                      (000)          (000)          (000)
                                  -------------   ----------   ---------------
Balanced ......................       $ 8,267      $ 8,617          $  10
Cognitive Value ...............        27,171       28,608            124
Core Equity ...................        11,186       11,753             28
Enhanced Growth ...............        16,317       17,126             65
International
   Opportunities ..............        30,666       31,983            340
Large Cap Growth ..............         9,452        9,749             28
Large Cap Value ...............        28,932       30,949            103
Small Cap Advantage ...........         7,103        7,805              8
Small Cap Value ...............        76,537       86,195            242
Value Momentum ................        38,386       40,405            139
Bond ..........................        48,365       52,349             54
Short Term Bond ...............         2,231        2,553              3

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities issued by the State of California. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in that state.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

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8. OPTION CONTRACTS

Transactions in written covered call options during the year ended July 31, 2007 are summarized as follows:

                                                              VALUE MOMENTUM
                                                          ---------------------
                                                          NUMBER OF
WRITTEN CALL OPTIONS TRANSACTIONS                         CONTRACTS     PREMIUM
---------------------------------                         ---------   ---------
Call Options Written and
  Outstanding at beginning of period ..................       50      $ (12,600)
Call Options Expired During Period ....................      (50)        12,600
                                                            ----      ---------

Call Options Written and
  Outstanding at End of Period ........................       --      $      --
                                                            ====      =========

9. FUND REORGANIZATION

The Board of Directors of the Bailard Opportunity Fund Group, Inc. and the stockholders of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund and Bailard International Equity Fund (the "Reorganizing Funds") approved plans of reorganization pursuant to which the assets and identified liabilities of each of the Reorganizing Funds were transferred to the corresponding, similarly managed series of HighMark Funds (shown below) in exchange for newly issued Class M shares of the corresponding HighMark Fund. The consummation of the reorganization took place on April 3, 2006.

REORGANIZING FUNDS                                               HIGHMARK FUNDS
--------------------------------------------------------------------------------
Bailard Cognitive Value Fund                               Cognitive Value Fund
Bailard Enhanced Growth Fund                               Enhanced Growth Fund
Bailard International Equity Fund              International Opportunities Fund

The following information relates to the Reorganizing Funds immediately prior to the consummation of the reorganization:

REORGANIZING                           SHARES      FAIR VALUE      COST OF      UNREALIZED
FUNDS                   NET ASSETS     ISSUED     OF SECURITIES   SECURITIES   APPRECIATION
-------------------------------------------------------------------------------------------
Bailard Cognitive
   Value Fund          $ 96,828,364  $ 7,123,827  $ 94,226,405   $ 77,615,271  $ 16,611,134
Bailard Enhanced
   Growth Fund          136,944,149   14,778,883   135,030,712    104,146,040    30,884,672
Bailard
   International
   Equity Fund          200,631,520   23,542,424   197,380,613    134,187,807    63,192,806

The HighMark Funds listed above were created in anticipation of the reorganization. The financial statements and financial highlights of the Reorganizing Funds for certain periods prior to April 3, 2006 are included in this report as part of the financial statements and financial highlights of the HighMark Funds above.

10. IN-KIND TRANSACTION

During the year ended July 31, 2006, the Large Cap Growth Fund primarily distributed securities in lieu of cash for shareholder redemptions. The shareholders received a pro-rata portion of the Fund's holdings. The value of the redemptions were as follows:

FIDUCIARY SHARES:

                                                         REALIZED
                                                            GAIN        FUND
                                                           BY THE      SHARES
DATE           REDEMPTION     SECURITIES      CASH          FUND      REDEEMED
--------      ------------   ------------   ---------   -----------   ----------
01/13/06      $ 18,923,320   $ 18,480,548   $ 442,772   $ 5,097,422   2,002,468

Since this transaction was a non-taxable event to the Fund, these gains will have no impact on the Fund's capital gains distributions in the current year. This transaction was completed pursuant to procedures adopted by the Board. These procedures are designed to minimize or eliminate any adverse tax implications to the Funds and its shareholders.

11. OTHER (UNAUDITED)

At July 31, 2007, the percentage of total shares outstanding held by shareholders of record (comprised of omnibus accounts held on behalf of several individual shareholders) owning 10% or greater of the aggregate total shares outstanding for each Fund is as follows:

                                                            NO. OF         %
                                                         SHAREHOLDERS  OWNERSHIP
                                                         ------------  ---------
Balanced .............................................         1          71%
Cognitive Value ......................................         1          14
Core Equity ..........................................         2          63
Enhanced Growth ......................................         1          14
International Opportunities ..........................         1          10
Large Cap Growth .....................................         3          66
Large Cap Value ......................................         1          17
Small Cap Advantage ..................................         3          84
Small Cap Value ......................................         2          21
Value Momentum .......................................         2          78
Capital Growth Allocation ............................        --          --
Diversified Equity Allocation ........................         1          25
Growth & Income Allocation ...........................        --          --
Income Plus Allocation ...............................        --          --
Bond .................................................         3          80
California Intermediate
  Tax-Free Bond ......................................         2          68
National Intermediate
  Tax-Free Bond ......................................         2          90
Short Term Bond ......................................         4          76
California Tax-Free Money Market .....................         2          91
Diversified Money Market .............................         4         100
U.S. Government Money Market .........................         2          93
100% U.S. Treasury Money Market ......................         3          97

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007

12. SHARES ISSUED AND REDEEMED (000)

Transactions in Fund shares are as follows for the years or period ended July 31 (unless otherwise indicated):

                                          BALANCED            COGNITIVE VALUE           CORE EQUITY            ENHANCED GROWTH
                                            FUND                   FUND                     FUND                     FUND
                                       --------------   ---------------------------   ---------------   ----------------------------
                                        2007     2006    2007   2006 (4)   2005 (5)    2007     2006     2007    2006 (4)   2005 (5)
                                       --------------   ---------------------------   ---------------   ----------------------------
Shares Issued and Redeemed:
   Fiduciary Shares (1):
     Issued ........................     303      520     236        133         --    2,248    1,839       --         --        --
     Issued in Lieu of Cash
       Distributions................     121       62      36         --         --       43       33       --         --        --
     Redeemed ......................    (859)  (2,202)   (230)        --         --   (2,121)  (2,393)      --         --        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
       Total Fiduciary Share
         Transactions...............    (435)  (1,620)     42        133         --      170     (521)      --         --        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
   Class A Shares (2):
     Issued ........................      72       42     254         37         --      685       38       17          5        --
     Issued in Lieu of Cash
       Distributions................      21        8      27         --         --        4        3       --         --        --
     Redeemed ......................    (103)     (84)    (28)        --         --     (131)    (102)      --         --        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
       Total Class A Share
         Transactions...............     (10)     (34)    253         37         --      558      (61)      17          5        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
   Class B Shares:
     Issued ........................      --        7      --         --         --        1        3       --         --        --
     Issued in Lieu of Cash
       Distributions ...............       7        2      --         --         --        1        1       --         --        --
     Redeemed ......................     (75)     (62)     --         --         --      (44)     (71)      --         --        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
       Total Class B Share
         Transactions...............     (68)     (53)     --         --         --      (42)     (67)      --         --        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
   Class C Shares (3):
     Issued ........................       3       10       3         --         --       58        5        1         --        --
     Issued in Lieu of Cash
       Distributions ...............       1       --      --         --         --       --       --       --         --        --
     Redeemed ......................      (2)     (10)     (1)        --         --      (11)      (4)      --         --        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
       Total Class C Share
         Transactions...............       2       --       2         --         --       47        1        1         --        --
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
   Class M Shares:
     Issued ........................      --       --     538        471        662       --       --    1,181      1,137     7,058
     Issued in Lieu of Cash
       Distributions ...............      --       --     775        876        550       --       --       --         --       111
     Redeemed ......................      --       --    (416)      (674)      (581)      --       --   (2,669)      (903)     (962)
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------
       Total Class M Share
         Transactions ..............      --       --     897        673        631       --       --   (1,488)       234     6,207
                                       -----   ------   -----   --------   --------   ------   ------   ------   --------   -------

Net Increase (Decrease) in Share
   Transactions ....................    (511)  (1,707)  1,194        843        631      733     (648)  (1,470)       239     6,207
                                       =====   ======   =====   ========   ========   ======   ======   ======   ========   =======

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED
TO 0.

* INCLUDES REDEMPTIONS AS A RESULT OF AN IN-KIND TRANSACTION (SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS).

(1) FIDUCIARY SHARES COMMENCED OPERATIONS ON JULY 3, 2006 FOR COGNITIVE VALUE FUND AND APRIL 4, 2006 FOR INTERNATIONAL OPPORTUNITIES FUND.

(2) CLASS A SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.

(3) CLASS C SHARES COMMENCED OPERATIONS ON APRIL 3, 2006 FOR THE COGNITIVE VALUE, ENHANCED GROWTH AND INTERNATIONAL OPPORTUNITIES FUNDS.

(4) FOR THE TEN MONTH PERIOD ENDED JULY 31, 2006. ON APRIL 3, 2006, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF BAILARD COGNITIVE VALUE FUND, BAILARD ENHANCED GROWTH FUND AND BAILARD INTERNATIONAL EQUITY FUND (THE "BAILARD FUNDS") (SEE NOTE 9 IN NOTES TO FINANCIAL STATEMENTS). THE FISCAL YEAR END OF THE BAILARD FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK COGNITIVE VALUE FUND, HIGHMARK ENHANCED GROWTH FUND AND HIGHMARK INTERNATIONAL OPPORTUNITIES FUND, WAS SEPTEMBER
      30. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(5)   FOR THE YEAR ENDED SEPTEMBER 30.

(6)   COMMENCED OPERATIONS ON MARCH 1, 2007.

--------------------------------------------------------------------------------

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
                                             INTERNATIONAL
                                             OPPORTUNITIES            LARGE CAP GROWTH     LARGE CAP VALUE
                                                  FUND                      FUND                FUND
                                     -----------------------------   -------------------   ----------------
                                      2007     2006 (4)   2005 (5)      2007      2006       2007    2006
                                     -----------------------------   -------------------   ----------------
Shares Issued and Redeemed:
   Fiduciary Shares (1):
     Issued ......................     4,618      1,574         --     2,604       2,368     4,705    5,032
     Issued in Lieu of Cash
       Distributions .............       252         --         --         8          19       129       96
     Redeemed ....................      (349)        --         --    (3,376)     (5,671)*  (2,867)  (2,707)
                                     -------   --------   --------   -------    --------   -------   ------
       Total Fiduciary Share
         Transactions ............     4,521      1,574         --      (764)     (3,284)    1,967    2,421
                                     -------   --------   --------   -------    --------   -------   ------
   Class A Shares (2):
     Issued ......................     1,346        244         --       165         387     2,654    6,579
     Issued in Lieu of Cash
       Distributions .............        46         --         --        --           1        99       67
     Redeemed ....................      (153)       (15)        --      (547)       (606)   (2,488)  (1,830)
                                     -------   --------   --------   -------    --------   -------   ------
       Total Class A Share
         Transactions ............     1,239        229         --      (382)       (218)      265    4,816
                                     -------   --------   --------   -------    --------   -------   ------
   Class B Shares:
     Issued ......................        --         --         --        --          16        10       15
     Issued in Lieu of Cash
       Distribution ..............        --         --         --        --          --         1        1
     Redeemed ....................        --         --         --      (292)       (244)      (69)    (114)
                                     -------   --------   --------   -------    --------   -------   ------
       Total Class B Share
         Transactions ............        --         --         --      (292)       (228)      (58)     (98)
                                     -------   --------   --------   -------    --------   -------   ------
   Class C Shares (3):
     Issued ......................       263         92         --        28          21       145      160
     Issued in Lieu of Cash
       Distributions .............        18         --         --        --          --         3        2
     Redeemed ....................       (45)        (6)        --       (69)        (38)      (69)     (94)
                                     -------   --------   --------   -------    --------   -------   ------
       Total Class C Share
         Transactions ............       236         86         --       (41)        (17)       79       68
                                     -------   --------   --------   -------    --------   -------   ------
   Class M Shares:
     Issued ......................     3,005      2,206      4,025        --          --        --       --
     Issued in Lieu of Cash
       Distributions .............     2,393        855        187        --          --        --       --
     Redeemed ....................    (1,561)    (1,908)    (9,076)       --          --        --       --
                                     -------   --------   --------   -------    --------   -------   ------
       Total Class M Share
         Transactions ............     3,837      1,153     (4,864)       --          --        --       --
                                     -------   --------   --------   -------    --------   -------   ------

Net Increase (Decrease) in Share
   Transactions ..................     9,833      3,042     (4,864)   (1,479)     (3,747)    2,253    7,207
                                     =======   ========   ========   =======    ========   =======   ======

                                     SMALL CAP ADVANTAGE      SMALL CAP VALUE
                                            FUND                   FUND
                                     -------------------   -------------------
                                          2007 (6)            2007     2006
                                     -------------------   -------------------
Shares Issued and Redeemed:
   Fiduciary Shares (1):
     Issued ......................           1,519            4,040      3,969
     Issued in Lieu of Cash
       Distributions .............              --            1,182        540
     Redeemed ....................             (55)          (3,791)    (2,368)
                                           -------         --------   --------
       Total Fiduciary Share
         Transactions ............           1,464            1,431      2,141
                                           -------         --------   --------
   Class A Shares (2):
     Issued ......................               6            1,073      2,089
     Issued in Lieu of Cash
       Distributions .............              --              360        261
     Redeemed ....................              --           (1,493)    (1,578)
                                           -------         --------   --------
       Total Class A Share
         Transactions ............               6             (60)        772
                                           -------         --------   --------
   Class B Shares:
     Issued ......................              --                5         14
     Issued in Lieu of Cash
       Distribution ..............              --               91         59
     Redeemed ....................              --             (176)      (151)
                                           -------         --------   --------
       Total Class B Share
         Transactions ............              --              (80)       (78)
                                           -------         --------   --------
   Class C Shares (3):
     Issued ......................               7              338        253
     Issued in Lieu of Cash
       Distributions .............              --              149         75
     Redeemed ....................              --             (322)      (355)
                                           -------         --------   --------
       Total Class C Share
         Transactions ............               7              165        (27)
                                           -------         --------   --------
   Class M Shares:
     Issued ......................              --               --         --
     Issued in Lieu of Cash
       Distributions .............              --               --         --
     Redeemed ....................              --               --         --
                                           -------         --------   --------
       Total Class M Share
         Transactions ............              --               --         --
                                           -------         --------   --------

Net Increase (Decrease) in Share
   Transactions ..................           1,477            1,456      2,808
                                           =======         ========   ========

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 2007

12. SHARES ISSUED AND REDEEMED (000) (CONCLUDED)

Transactions in Fund Shares are as follows for the years or period ended
July 31:

                                                                                CAPITAL GROWTH          DIVERSIFIED EQUITY
                                                      VALUE MOMENTUM              ALLOCATION                ALLOCATION
                                                           FUND                      FUND                      FUND
                                                   ---------------------      -------------------       ------------------
                                                       2007      2006          2007 (1)    2006              2007 (2)
                                                   ---------------------      -------------------       ------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...................................       2,438     2,487              30        --                   9
      Issued in Lieu of Cash Distributions .....       1,962     2,123              --        --                  --
      Redeemed .................................      (4,658)   (3,836)             --        --                  --
                                                     -------   -------         -------    ------              ------
         Total Fiduciary Share Transactions ....        (258)      774              30        --                   9
                                                     -------   -------         -------    ------              ------
   Class A Shares:
      Issued ...................................         210       180             906     1,010                 250
      Issued in Lieu of Cash Distributions .....         133       135              42         5                  --
      Redeemed .................................        (323)     (219)           (374)      (85)                (17)
                                                     -------   -------         -------    ------              ------
         Total Class A Share Transactions ......          20        96             574       930                 233
                                                     -------   -------         -------    ------              ------
   Class B Shares:
      Issued ...................................          10         5              --        --                  --
      Issued in Lieu of Cash Distributions .....          32        44              --        --                  --
      Redeemed .................................         (83)     (118)             --        --                  --
                                                     -------   -------         -------    ------              ------
         Total Class B Share Transactions ......         (41)      (69)             --        --                  --
                                                     -------   -------         -------    ------              ------
   Class C Shares:
      Issued ...................................          29        21             580       561                  99
      Issued in Lieu of Cash Distributions .....           7         5              21         1                  --
      Redeemed .................................         (12)      (14)           (143)      (42)                 (4)
                                                     -------   -------         -------    ------              ------
         Total Class C Share Transactions ......          24        12             458       520                  95
                                                     -------   -------         -------    ------              ------
Net Increase (Decrease) in Share Transactions ..        (255)      813           1,062     1,450                 337
                                                     =======   =======         =======    ======              ======

                                                   NATIONAL INTERMEDIATE          SHORT TERM            CALIFORNIA TAX-FREE
                                                       TAX-FREE FOND                 BOND                   MONEY MARKET
                                                           FUND                      FUND                      FUND
                                                   ---------------------      -------------------       -------------------
                                                       2007      2006            2007      2006           2007       2006
                                                   ---------------------      -------------------       -------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...................................         237       134           2,493     1,651          641,908    538,460
      Issued in Lieu of Cash Distributions .....          24        59             111        51                1         25
      Redeemed .................................        (900)   (1,298)           (777)     (457)        (592,039)  (550,493)
                                                     -------   -------         -------    ------         --------   --------
         Total Fiduciary Share Transactions ....        (639)   (1,105)          1,827     1,245           49,870    (12,008)
                                                     -------   -------         -------    ------         --------   --------
   Class A Shares:
      Issued ...................................          80        75             203       170          483,968    538,589
      Issued in Lieu of Cash Distributions .....          10        12               3         2            8,529      6,054
      Redeemed .................................         (66)     (150)           (304)     (204)        (441,219)  (534,337)
                                                     -------   -------         -------    ------         --------   --------
         Total Class A Share Transactions ......          24       (63)            (98)      (32)          51,278     10,306
                                                     -------   -------         -------    ------         --------   --------
   Class B Shares:
      Issued ...................................          --        --              --        --               --         --
      Issued in Lieu of Cash Distributions .....          --        --              --        --               --         --
      Redeemed .................................          --        --              --        --               --         --
                                                     -------   -------         -------    ------         --------   --------
         Total Class B Share Transactions ......          --        --              --        --               --         --
                                                     -------   -------         -------    ------         --------   --------
   Class C Shares:
      Issued ...................................          --        --               7       289               --         --
      Issued in Lieu of Cash Distributions .....          --        --              --        --               --         --
      Redeemed .................................          (2)       (2)           (100)      (36)              --         --
                                                     -------   -------         -------    ------         --------   --------
         Total Class C Share Transactions ......          (2)       (2)            (93)      253               --         --
                                                     -------   -------         -------    ------         --------   --------
   Class S Shares:
      Issued ...................................          --        --              --        --          216,148    204,308
      Issued in Lieu of Cash Distributions .....          --        --              --        --            1,277        700
      Redeemed .................................          --        --              --        --         (201,457)  (201,798)
                                                     -------   -------         -------    ------         --------   --------
         Total Class S Share Transactions ......          --        --              --        --           15,968      3,210
                                                     -------   -------         -------    ------         --------   --------
Net Increase (Decrease) in Share Transactions ..        (617)   (1,170)          1,636     1,466          117,116      1,508
                                                     =======   =======         =======    ======         ========   ========

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE, 0 OR HAVE BEEN ROUNDED
TO 0.

(1)   FIDUCIARY SHARES COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

(2)   COMMENCED OPERATIONS ON NOVEMBER 15, 2006.

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
                                                    GROWTH & INCOME     INCOME PLUS                         CALIFORNIA INTERMEDIATE
                                                      ALLOCATION         ALLOCATION           BOND               TAX-FREE BOND
                                                         FUND               FUND              FUND                   FUND
                                                   -----------------   ---------------   ----------------   -----------------------
                                                   2007 (1)    2006    2007 (1)   2006     2007     2006          2007        2006
                                                   -----------------   ---------------   ----------------   -----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...................................          4       --        5       --     5,541    7,043          758          670
      Issued in Lieu of Cash Distributions .....         --       --       --       --       778      946           56          116
      Redeemed .................................         (4)      --       --       --   (10,660)  (9,683)      (1,284)      (1,158)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
         Total Fiduciary Share Transactions ....         --       --        5       --    (4,341)  (1,694)        (470)        (372)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
   Class A Shares:
      Issued ...................................        811    1,083      117      116       140      128          100          383
      Issued in Lieu of Cash Distributions .....         52        9        6        2       113      123           86          147
      Redeemed .................................       (305)    (150)     (48)     (48)     (699)    (945)      (1,181)      (2,054)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
         Total Class A Share Transactions ......        558      942       75       70      (446)    (694)        (995)      (1,524)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
   Class B Shares:
      Issued ...................................         --       --       --       --         3       10           --            2
      Issued in Lieu of Cash Distributions .....         --       --       --       10        20       23           12           17
      Redeemed .................................         --       --       --       --      (157)    (117)        (112)        (102)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
         Total Class B Share Transactions ......         --       --       --       --      (134)     (84)        (100)         (83)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
   Class C Shares:
      Issued ...................................        522      356       92       86         2        8            8           14
      Issued in Lieu of Cash Distributions .....         18        2        3        2        --       --            1            3
      Redeemed .................................       (115)     (41)     (21)     (13)       (1)      (3)         (38)         (54)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
         Total Class C Share Transactions ......        425      317       74       75         1        5          (29)         (37)
                                                     ------   ------   ------   ------   -------   ------       ------       ------
Net Increase (Decrease) in Share Transactions ..        983    1,259      154      145    (4,920)  (2,467)      (1,594)      (2,016)
                                                     ======   ======   ======   ======   =======   ======       ======       ======

                                                         DIVERSIFIED             U.S. GOVERNMENT         100% U.S. TREASURY
                                                        MONEY MARKET              MONEY MARKET              MONEY MARKET
                                                            FUND                      FUND                      FUND
                                                   -----------------------   -----------------------   -----------------------
                                                      2007         2006         2007         2006         2007         2006
                                                   -----------------------   -----------------------   -----------------------
Shares Issued and Redeemed:
   Fiduciary Shares:
      Issued ...................................    4,525,095    5,610,560    3,562,106    4,084,427    2,256,238    2,941,432
      Issued in Lieu of Cash Distributions .....       19,336       14,690          379          298          789          624
      Redeemed .................................   (4,703,462)  (5,819,885)  (3,612,255)  (4,015,957)  (2,314,729)  (2,956,423)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
         Total Fiduciary Share Transactions ....     (159,031)    (194,635)     (49,770)      68,768      (57,702)     (14,367)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
   Class A Shares:
      Issued ...................................      894,427      854,366      127,289       74,914      428,419      403,706
      Issued in Lieu of Cash Distributions .....       35,491       23,518        1,430        1,152        5,597        5,056
      Redeemed .................................     (861,894)    (709,417)    (127,913)     (76,752)    (459,648)    (432,280)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
         Total Class A Share Transactions ......       68,024      168,467          806         (686)     (25,632)     (23,518)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
   Class B Shares:
      Issued ...................................           --           --           42          138           --           --
      Issued in Lieu of Cash Distributions .....           --           --           22           27           --           --
      Redeemed .................................           --           --         (412)        (563)          --           --
                                                   ----------   ----------   ----------   ----------   ----------   ----------
         Total Class B Share Transactions ......           --           --         (348)        (398)          --           --
                                                   ----------   ----------   ----------   ----------   ----------   ----------
   Class C Shares:
      Issued ...................................           --           --          123           60           --           --
      Issued in Lieu of Cash Distributions .....           --           --            3            1           --           --
      Redeemed .................................           --           --         (158)          --           --           --
                                                   ----------   ----------   ----------   ----------   ----------   ----------
         Total Class C Share Transactions ......           --           --          (32)          61           --           --
                                                   ----------   ----------   ----------   ----------   ----------   ----------
   Class S Shares:
      Issued ...................................    1,087,759    2,559,035      731,414      616,790    1,169,540    1,063,189
      Issued in Lieu of Cash Distributions .....       17,934       18,501        5,032        3,315       10,211        8,571
      Redeemed .................................   (1,197,714)  (2,758,484)    (700,791)    (585,681)  (1,182,674)  (1,099,919)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
         Total Class S Share Transactions ......      (92,021)    (180,948)      35,655       34,424       (2,923)     (28,159)
                                                   ----------   ----------   ----------   ----------   ----------   ----------
Net Increase (Decrease) in Share Transactions ..     (183,028)    (207,116)     (13,689)     102,169      (86,257)     (66,044)
                                                   ==========   ==========   ==========   ==========   ==========   ==========

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2007

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES". This standard requires the evaluation as to whether a tax position taken or expected to be taken on a tax return has a "more-likely-than-not" probability of being sustained by the taxing authority and requires the measurement of those tax positions meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely of being realized upon ultimate settlement. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. Upon adoption, companies must adjust their financial statements to reflect only those tax positions that management believes will more-likely-than-not be sustained as of the adoption date. The Funds will not be required to adopt FIN 48 until the last business day of its semi-annual reporting period, January 31, 2008. Based on the current ongoing analysis, HighMark does not anticipate that the adoption of FIN 48 will have a material impact to the Funds' financial statements upon adoption. However, HighMark conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance, changes to tax laws, regulations and interpretations thereof as well as the completion of the analysis.

In September 2006, the FASB issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157 (SFAS NO. 157), "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of assets and liabilities.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF HIGHMARK FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of HighMark Funds (the "Funds") comprising Balanced Fund, Cognitive Value Fund, Core Equity Fund, Enhanced Growth Fund, International Opportunities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Advantage Fund, Small Cap Value Fund, Value Momentum Fund, Capital Growth Allocation Fund, Diversified Equity Allocation Fund, Growth & Income Allocation Fund, Income Plus Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund as of July 31, 2007, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended September 30, 2005 and the financial highlights for each period ending on or before September 30, 2005 of Cognitive Value Fund, Enhanced Growth Fund and International Opportunities Fund were audited by other auditors whose report, dated November 11, 2005, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing opinions on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting HighMark Funds as of July 31, 2007, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
September 26, 2007

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NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2007 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2007 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2007, each Fund is designating the following items with regard to distributions paid during the year.

                                                                         QUALIFIED
                                                                         DIVIDENDS
                                                                            AND     QUALIFYING
                                                                         CORPORATE   DIVIDEND
                       15% RATE       ORDINARY                           DIVIDENDS    INCOME
                       LONG-TERM       INCOME       TAX EXEMPT           RECEIVED    (15% TAX      U.S.      QUALIFIED   QUALIFIED
                     CAPITAL GAIN  DISTRIBUTIONS     INCOME              DEDUCTION   RATE FOR   GOVERNMENT   INTEREST   SHORT-TERM
FUND                 DISTRIBUTION   (TAX BASIS)   DISTRIBUTIONS   TOTAL     (1)      QDI) (2)   INTEREST (3)  INCOME   CAPITAL GAIN
------------------------------------------------------------------------------------------------------------------------------------
Balanced .............   60.25%        39.75%         0.00%      100.00%   39.64%     43.06%       6.09%      55.86%       0.00%
Cognitive Value ......   68.14%        31.86%         0.00%      100.00%   23.68%     23.32%       0.00%       8.76%     100.00%
Core Equity ..........    0.00%       100.00%         0.00%      100.00%  100.00%    100.00%       0.00%       2.01%       0.00%
International
   Opportunities (4)..   59.58%        40.42%         0.00%      100.00%    0.00%     37.22%       0.00%       2.27%     100.00%
Large Cap Growth .....    0.00%       100.00%         0.00%      100.00%  100.00%    100.00%       0.00%       7.90%       0.00%
Large Cap Value ......    0.00%       100.00%         0.00%      100.00%  100.00%    100.00%       0.00%       3.17%       0.00%
Small Cap Value ......   84.68%        15.32%         0.00%      100.00%   64.41%     65.42%       0.00%      15.92%     100.00%
Value Momentum .......   87.37%        12.63%         0.00%      100.00%   61.32%     73.63%       0.00%       3.19%       0.00%
Capital Growth
   Allocation ........   48.20%        51.80%         0.00%      100.00%   44.16%     65.39%       0.00%       4.91%       0.00%
Diversified Equity
   Allocation ........   31.78%        68.22%         0.00%      100.00%  100.00%    100.00%       0.00%       0.00%       0.00%
Growth & Income
   Allocation ........   35.37%        64.63%         0.00%      100.00%   25.74%     35.62%       2.42%       6.29%     100.00%
Income Plus
Allocation ...........   29.39%        70.61%         0.00%      100.00%   13.38%     12.23%       4.20%       5.99%     100.00%
Bond .................    0.00%       100.00%         0.00%      100.00%    0.00%      0.00%      11.69%      99.86%       0.00%
California
Intermediate
   Tax-Free Bond (5)..    9.32%         0.33%        90.35%      100.00%    0.00%      0.00%       0.00%     100.00%       0.00%
National
Intermediate
   Tax-Free Bond .....    8.31%         0.27%        91.42%      100.00%    0.00%      0.00%       0.00%      99.99%       0.00%
Short Term Bond ......    0.00%       100.00%         0.00%      100.00%    0.00%      0.00%       4.29%      99.85%       0.00%
California Tax-Free
   Money Market (5)...    0.00%         0.55%        99.45%      100.00%    0.00%      0.00%       0.51%     100.00%       0.00%
Diversified Money
Market U.S. Govt .....    0.00%       100.00%         0.00%      100.00%    0.00%      0.00%       0.00%      99.47%       0.00%
   Money Market ......    0.00%       100.00%         0.00%      100.00%    0.00%      0.00%       2.76%      99.55%       0.00%
100% U.S. Treasury
   Money Market (6)...    0.00%       100.00%         0.00%      100.00%    0.00%      0.00%     100.00%      99.40%       0.00%

--------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO THE SHAREHOLDERS. FOR THE FISCAL YEAR ENDED 2007, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME IS $5,032,127. THE TOTAL AMOUNT OF FOREIGN TAX TO BE PAID IS $178,593. YOUR ALLOCABLE SHARE OF THE FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

(5) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND AND THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2007.

(6) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2007. ALL INCOME EARNED BY THE 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.

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148                              1.800.433.6884

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TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the trustees and officers of HighMark Funds (the "Trust") is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended, are referred to as "Independent Board Members." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Board Members." Currently, the Trust does not have any Interested Board Members. The SAI includes additional information about Fund directors. The SAI is available upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 26, 2007.

---------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                         NUMBER OF PORTFOLIOS
                                          OFFICE                                               IN HIGHMARK
                                            AND                  PRINCIPAL                        FUNDS               OTHER
                         POSITION(S)     LENGTH OF             OCCUPATION(S)                     COMPLEX          DIRECTORSHIPS
     NAME,                HELD WITH        TIME                 DURING PAST                     OVERSEEN             HELD BY
ADDRESS AND AGE           THE TRUST      SERVED 2                 5 YEARS                  BY BOARD MEMBER 3     BOARD MEMBER 4
---------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS
-------------------------
David Benkert          Trustee          Since 03/04  From April 1, 1992 to present,                22                  None
                                                     50 Principal, Navigant Consulting,
                                                     Inc. (Financial Consulting --
                                                     Healthcare).

Thomas L. Braje        Trustee, Vice    Since 06/87  Prior to retirement in October                22                  None
64                     Chairman                      1996, Vice President and Chief
                                                     Financial Officer of Bio Rad
                                                     Laboratories, Inc.

David A. Goldfarb      Trustee          Since 06/87  Partner, Goldfarb & Simens,                   22                  None
65                                                   Certified Public Accountants.

Joseph C. Jaeger       Trustee,         Since 06/87  Prior to retirement in June 1998,             22                  None
72                     Chairman                      Senior Vice President and Chief
                                                     Financial Officer, Delta Dental
                                                     Plan of California.

Michael L. Noel        Trustee          Since 12/98  President, Noel Consulting Company            22               Avista Corp.
66                                                   since 1998. Senior Advisor, Saber                                 (AVA)
                                                     Partners (financial advisory firm)
                                                     since 2002. Member, Board of
                                                     Directors, Avista Corp. (utility
                                                     company), since January 2004.
                                                     Member, Board of Directors, SCAN
                                                     Health Plan, since 1997. From
                                                     April 1997 to December 1998,
                                                     Member of HighMark Funds Advisory
                                                     Board.

Robert M. Whitler      Trustee          Since 12/98  Prior to retirement in 1996,                  22                  None
68                                                   Executive Vice President and Chief
                                                     Trust Officer of Union Bank of
                                                     California, N.A. From April 1997
                                                     to December 1998, Member of
                                                     HighMark Funds Advisory Board.
                                                     From April 1997 to April 2002,
                                                     Director, Current Income Shares,
                                                     Inc.(closed-end investment
                                                     company).

OFFICERS
--------
Earle A. Malm II       President        Since 12/05  Chairman of the Board of the                  N/A                 N/A
350 California Street                                Adviser since February 2005.
San Francisco, CA                                    President, Chief Executive Officer
94104                                                and Director of the Adviser since
57                                                   October 2002. From January 2001 to
                                                     December 2002, President of NVMLI
                                                     (mort gage marketing). From
                                                     January 2001 to December 2001,
                                                     Vice Chairman and Advisor of Value
                                                     Click (internet technology).

James F. Volk, CPA     Controller and   Since 09/07  Senior Operations Officer, SEI                N/A                 N/A
One Freedom            Chief Financial               Investments, Fund Accounting and
Valley Drive           Officer                       Administration (1996-Present);
Oaks, PA 19456                                       Assistant Chief Accountant of the
44                                                   U.S. Securities and Exchange
                                                     Commission's Division of
                                                     Investment Management (1993-1996).

----------
1 Each trustee may be contacted by writing to the Trustee c/o HighMark Funds, One Freedom Valley Drive, Oaks, PA 19456.

2 Each trustee shall hold office during the lifetime of the Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

3 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2007, the HighMark Funds Complex consisted of 22 Funds.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

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OFFICERS (UNAUDITED) (CONCLUDED)

---------------------------------------------------------------------------------------------------------------------------------
                                           TERM OF                                         NUMBER OF PORTFOLIOS
                                            OFFICE                                               IN HIGHMARK
                                              AND                  PRINCIPAL                        FUNDS               OTHER
                           POSITION(S)     LENGTH OF             OCCUPATION(S)                     COMPLEX          DIRECTORSHIPS
     NAME,                  HELD WITH        TIME                 DURING PAST                     OVERSEEN             HELD BY
ADDRESS AND AGE             THE TRUST       SERVED                  5 YEARS                  BY BOARD MEMBER 1     BOARD MEMBER 2
---------------------------------------------------------------------------------------------------------------------------------
Pamela O'Donnell         Treasurer        Since 12/05  Vice President and Director of                 N/A                N/A
350 California Street                                  Mutual Funds Administration since
San Francisco, CA                                      2003. Vice President of Operations
94104                                                  and Client Service of the Adviser
43                                                     from 2003 to 2005. Vice President
                                                       of Finance and Administration of
                                                       MiFund, Inc. from March 2000 to
                                                       May 2002.

Catherine Vacca          Chief            Since 9/04   Senior Vice President and Chief               N/A                N/A
350 California Street    Compliance                    Compliance Officer of the Adviser
San Francisco, CA 94111  Officer                       since July 2004. From December
50                                                     2002 to July 2004, Vice President
                                                       and Chief Compliance Officer,
                                                       Wells Fargo Funds Management, LLC.
                                                       From November 2000 to February
                                                       2002, Vice President and Head of
                                                       Fund Administration, Charles
                                                       Schwab & Co., Inc.

R. Gregory Knopf         Vice President   Since 9/04   Managing Director of the Adviser              N/A                N/A
445 S. Figueroa Street   & Assistant                   since 1998.
Suite #306               Secretary
Los Angeles, CA 90071
57

Timothy D. Barto         Vice President   Since 03/00  Vice President and Assistant                  N/A                N/A
One Freedom              & Assistant                   Secretary of the Administrator
Valley Drive             Secretary                     since December 1999. Vice
Oaks, PA 19456                                         President and Assistant Secretary
39                                                     of the Distributor from 1999 to
                                                       2004.

Sofia A. Rosala          Vice President   Since 3/05   Vice President & Assistant                    N/A                N/A
One Freedom              & Assistant                   Secretary of SEI Investments
Valley Drive             Secretary                     Global Funds Services (2005-2007).
Oaks, PA 19456                                         Compliance Officer of SEI
33                                                     Investments (2001-2004).

James Ndiaye             Vice President   Since 3/05   Vice President & Assistant                    N/A                N/A
One Freedom              & Assistant                   Secretary of SEI Investments
Valley Drive             Secretary                     Global Funds Services since 2005.
Oaks, PA 19456                                         Vice President, Deutsche Asset
34                                                     Management (2003-2004). Associate,
                                                       Morgan, Lewis and Bockius LLP
                                                       (2000-2003).

Michael T. Pang          Vice President   Since 3/05   Vice President & Assistant                    N/A                N/A
One Freedom              & Assistant                   Secretary of SEI Investments
Valley Drive             Secretary                     Global Funds Services since 2005.
Oaks, PA 19456                                         Counsel, Caledonian Bank & Trust's
35                                                     Mutual Fund Group (2004-2005).
                                                       Counsel, Permal Asset Management
                                                       (2001-2004).

1 The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser. As of July 31, 2007, the HighMark Funds Complex consisted of 22 Funds.

2 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, which consists entirely of trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (unless with respect to any agreement it is still within the first year of its initial term) to determine whether to approve the continuation of the agreements for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. These materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as Fund assets reach higher levels),

      o     sales and redemption data for the Funds,

      o information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

      o information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other material facts such as:

      o the Adviser's and the sub-advisers' financial results and financial condition,

      o the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

      o     the procedures employed to determine the value of the Funds' assets,

      o the allocation of the Funds' brokerage, if any, including allocations to brokers affiliated with the Adviser or any sub-adviser and the use of "soft" commission dollars to pay for research services for the Adviser and the sub-advisers,

      o the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the economic outlook generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, the Trust has in the past removed sub-advisers that have underperformed and has effected other changes in Fund portfolio management.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND
SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONTINUED)

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds and the sub-advisory agreements that relate to each of the Funds that have sub-advisers (the Investment Advisory Agreement, collectively with such sub-advisory agreements, the "Agreements") at meetings held on June 28-29, 2007.

In considering whether to approve the continuation of the Agreements at the meetings held on June 28-29, 2007, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Bailard, Inc., Aronson+Johnson+Ortiz, LP and LSV Asset Management (collectively, the "Managers") and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE MANAGERS. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information which compared the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, and such discussions with the Adviser occurred at each regular board meeting throughout the year. With respect to each Fund, the Board concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Manager(s) that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund's Manager(s) have taken or are taking steps designed to help improve the Fund's investment performance. The Trustees also noted that some Funds were recently formed and therefore performance comparisons were unavailable or related to a time period that was too short for a comparison to be meaningful. In addition, the Trustees noted that some of the Funds have sub-advisers or portfolio managers who have been managing the Fund for a limited period of time, and that the long-term investment performance of those Funds is not entirely attributable to the current sub-adviser's or portfolio managers' efforts. In such circumstances, the Trustees paid particular attention to the Fund's investment performance during the period for which the current sub-adviser or portfolio managers have managed the Fund. The Trustees also considered each Manager's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Managers supported the renewal of the Agreements.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged

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to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. In evaluating each Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Funds for providing services other than advisory or sub-advisory services. The
Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e. decreasing per unit costs as a Fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that at least one share class in each of the Funds benefited from expense caps, and that some Funds had multiple share classes that benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. Finally, the Trustees noted the proposal by the Adviser to cease providing the 0.025% voluntary fee waiver currently in effect to all of the Funds effective as of December 1, 2007. After reviewing these and related factors and discussions with Fund management, the Trustees considered, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Funds through July 31, 2008.

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FUND INFORMATION

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available (i) without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) on the Commission's website at http://www.sec.gov; (iii) on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                         CUSIP         TICKER        FUND #

Balanced                                   431114792        HMBAX          491
Cognitive Value                            431112390        HCLFX         2209
Core Equity                                431112788        HMCFX         1627
Enhanced Growth                            431112358        HEGFX         2210
International Opportunities                431112341        HIOFX         2211
Large Cap Growth                           431114818        HMGRX          492
Large Cap Value                            431114206        HMIEX          490
Small Cap Advantage                        431112465        HSAFX         2214
Small Cap Value                            431112101        HMSCX          148
Value Momentum                             431114677        HMVMX          871
Capital Growth Allocation Fund             431112283        HGAFX         2198
Diversified Equity Allocation Fund         431112317        HEAFX         2195
Growth & Income Allocation Fund            431112325        HGIFX         2197
Income Plus Allocation Fund                431112333        HPAFX         2196
Bond                                       431114305        HMBDX          489
CA Intermediate Tax-Free Bond              431114644        HMITX          847
National Intermediate Tax-Free Bond        431112655        HMNTX         1600
Short Term Bond                            431112549        HMSFX         1506
CA Tax-Free Money Market                   431114842        HMCXX          487
Diversified Money Market                   431114883        HMDXX          484
U.S. Government Money Market               431114701        HMGXX          485
100% U.S. Treasury Money Market            431114503        HMTXX          486

                            RETAIL SHARES INFORMATION

Balanced
    Class A Shares                         431114776        HMBRX          480
    Class B Shares                         431114545        HMBBX          452
    Class C Shares                         431112887        HMBCX         1760

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                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                         CUSIP         TICKER        FUND #

Cognitive Value
    Class A Shares                         431112432        HCLAX         2203
    Class C Shares                         431112424        HCLCX         2206

Core Equity
    Class A Shares                         431112770        HCEAX         1626
    Class B Shares                         431112762        HCEBX         1628
    Class C Shares                         431112754        HCECX         1632

Enhanced Growth
    Class A Shares                         431112382        HEHAX         2204
    Class C Shares                         431112374        HEGCX         2207

International Opportunities
    Class A Shares                         431112481        HIOAX         2205
    Class C Shares                         431112473        HITCX         2208

Large Cap Growth
    Class A Shares                         431114768        HMRGX          481
    Class B Shares                         431114511        HMGBX          455
    Class C Shares                         431112879        HGRCX         1755

Large Cap Value
    Class A Shares                         431114784        HMERX          479
    Class B Shares                         431114537        HIEBX          457
    Class C Shares                         431112861        HIECX         1754

Small Cap Advantage
    Class A Shares                         431112457        HSAAX         2212
    Class C Shares                         431112440        HSCAX         2213

Small Cap Value
    Class A Shares                         431112200        HASVX           41
    Class B Shares                         431112309        HBSVX          123
    Class C Shares                         431112820        HSVCX         1756

Value Momentum
    Class A Shares                         431114628        HMVLX          870
    Class B Shares                         431114529        HVMBX          456
    Class C Shares                         431112812        HVMCX         1753

Capital Growth Allocation
    Class A Shares                         431112564        HMAAX         1494
    Class C Shares                         431112556        HMACX         1497

Diversified Equity Allocation
    Class A Shares                         431112275        HEAAX         2193
    Class C Shares                         431112291        HEACX         2194

Growth & Income Allocation
    Class A Shares                         431112580        HMRAX         1493
    Class C Shares                         431112572        HMRCX         1496

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FUND INFORMATION (CONCLUDED)

                      RETAIL SHARES INFORMATION (CONTINUED)

FUND                                         CUSIP         TICKER        FUND #

Income Plus Allocation
    Class A Shares                         431112614        HMPAX         1495
    Class C Shares                         431112598        HMPCX         1498

Bond
    Class A Shares                         431114743        HMRBX          478
    Class B Shares                         431112747        HBDBX         1090
    Class C Shares                         431112648        HBDCX         1492

CA Intermediate Tax-Free Bond
    Class A Shares                         431114578        HMCIX          846
    Class B Shares                         431112796        HCABX         1761
    Class C Shares                         431112630        HCTCX         1491

National Intermediate Tax-Free Bond
    Class A Shares                         431112663        HMNFX         1598
    Class C Shares                         431112622        HNTCX         1490

Short Term Bond
    Class A Shares                         431112523        HMSAX         1505
    Class C Shares                         431112515        HMTCX         1470

CA Tax-Free Money Market
    Class A Shares                         431114859        HMAXX          476

Diversified Money Market
    Class A Shares                         431114800        HMVXX          473

U.S. Government Money Market
    Class A Shares                         431114602        HMUXX          474
    Class B Shares                         431114495        HGBXX          450
    Class C Shares                         431112531        HGTXX         1499

100% U.S. Treasury Money Market
    Class A Shares                         431114404        HMRXX          475

                           CLASS S SHARES INFORMATION

CA Tax-Free Money Market
    Class S Shares                         431112705        HCSXX         1727

Diversified Money Market
    Class S Shares                         431112408        HDSXX         1728

U.S. Government Money Market
    Class S Shares                         431112507        HGSXX         1729

100% U.S. Treasury Money Market
    Class S Shares                         431112606        HUSXX         1730

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156                               1.800.433.6884

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                           CLASS M SHARES INFORMATION

FUND                                         CUSIP         TICKER        FUND #

Cognitive Value
    Class M Shares                         431112416        HCLMX         2200

Enhanced Growth
    Class M Shares                         431112366        HEGMX         2201

International Opportunities
    Class M Shares                         431112499        HIOMX         2202

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                            WWW.HIGHMARKFUNDS.COM                            157

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NOTES

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158                              1.800.433.6884

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NOTES

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                                WWW.HIGHMARKFUNDS.COM                        159

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

[HIGHMARK FUNDS LOGO OMITTED](R)
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SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Large Cap Value Fund:
Aronson+Johnson+Ortiz, LP
230 South Broad Street, 20th Floor
Philadelphia, PA 19102

Small Cap Value Fund:
LSV Asset Management
One North Wacker Drive, Suite 4000
Chicago, IL 60606

CUSTODIAN
Union Bank of California, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
Ropes & Gray LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

AUDITORS
Deloitte & Touche LLP
750 College Road
Princeton, NJ 08535

TRANSFER AGENT
State Street Bank and Trust Co.
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
Joseph C. Jaeger, Chairman
Thomas L. Braje, Vice Chairman
David Benkert
David A. Goldfarb
Michael L. Noel
Robert M. Whitler

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160                             1.800.433.6884

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

                        --------------------------------------------------------

                        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
                        WWW.HIGHMARKFUNDS.COM OR CALL:

                        INVESTOR SERVICES DESK
                        1.800.433.6884

                        INVESTMENT PROFESSIONAL SUPPORT DESK
                        1.800.455.5609



                        THANK YOU
                        FOR YOUR INVESTMENT.

                        [HIGHMARK FUNDS LOGO OMITTED](R)





                        ------------------------------
                          Mutual Funds:
                          o are not FDIC insured
                          o have no bank guarantee
                          o may lose value
                        ------------------------------

[HIGHMARK FUNDS LOGO OMITTED](R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071





WWW.HIGHMARKFUNDS.COM

HMK-AR-002-0500
84806 (07/07)

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principle executive officer, principle financial officer, controller or principle accounting officer and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are David A. Goldfarb and Robert M. Whitler and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche LLP related to the Trust

Deloitte & Touche LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit              $422,000        N/A               N/A                 $389,500        N/A               N/A
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              $27,400        N/A               N/A                  $25,200        N/A               N/A
        Related
        Fees (2)
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax                 $74,400        N/A               N/A                  $68,000        N/A               N/A
        Fees (3)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All                   $   0        N/A               N/A                    $   0        N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2) The above "Audit-Related Fees" were billed for three security count verifications for the Funds as required under section (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

(3) Tax fees represent fees paid for the review of Federal and state income and excise tax returns for certain Funds within the Trust.

(e)(1) To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

             ------------------------ ----------------- ----------------
                                            2007             2006
             ------------------------ ----------------- ----------------
              Audit-Related Fees             0%               0%

             ------------------------ ----------------- ----------------
              Tax Fees                       0%               0%

             ------------------------ ----------------- ----------------
              All Other Fees                 0%               0%

             ------------------------ ----------------- ----------------


(f) Hours expended as part of the financial statement audit were all by Deloitte & Touche LLP employees.

(g) The aggregate non-audit fees and services billed by Deloitte & Touche LLP for the last two fiscal years were $101,800 and $93,200 for 2007 and 2006, respectively.

(h)      Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of Item 1 above.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, in cases where those changes were implemented after the Funds last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)  Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 HighMark Funds


By (Signature and Title)*                    /s/ Earle A. Malm II
                                             --------------------
                                             Earle A. Malm II, President

Date:  October 2, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Earle A. Malm II
                                             --------------------
                                             Earle A. Malm II, President

Date:  October 2, 2007


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk, Controller
                                             and Chief Financial Officer
Date:  October 2, 2007


* Print the name and title of each signing officer under his or her signature.